       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012.

                                                             FILE NOS. 333-65965
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                         THE SECURITIES ACT OF 1933                         [  ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 40                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940                     [  ]


                                  Amendment No. 42                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris II A-Class Platinum
                                                Series/Polaris II A-Class/Polaris II
                                                Asset Manager Variable Annuity; Other
                                                Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris II A-Class Platinum
                                                Series/Polaris II A-Class/Polaris II
                                                Asset Manager Variable Annuity;
                                                Purchasing a Polaris II A-Class
                                                Platinum Series/Polaris II A-
                                                Class/Polaris II Asset Manager
                                                Variable Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris II A-Class Platinum
                                                Series/Polaris II A-Class/Polaris II
                                                Asset Manager Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris II A-Class
                                                Platinum Series/Polaris II A-
                                                Class/Polaris II Asset Manager
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS(II) A - CLASS LOGO]
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc. and SunAmerica Series Trust.


UNDERLYING FUNDS:                                             MANAGED BY:
     Aggressive Growth                                        Wells Capital Management Incorporated
     Alliance Growth                                          AllianceBernstein L.P.
     American Funds Asset Allocation(1)                       Capital Research and Management Company
     American Funds Global Growth(1)                          Capital Research and Management Company
     American Funds Growth(1)                                 Capital Research and Management Company
     American Funds Growth-Income(1)                          Capital Research and Management Company
     Asset Allocation                                         Edge Asset Management, Inc.
     Balanced                                                 J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                         SunAmerica Asset Management Corp.
     Capital Appreciation                                     Wellington Management Company, LLP
     Capital Growth                                           OppenheimerFunds, Inc.
     Cash Management                                          BofA Advisors, LLC
     Corporate Bond                                           Federated Investment Management Company
     Davis Venture Value                                      Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                 SunAmerica Asset Management Corp.
     Emerging Markets                                         Putnam Investment Management, LLC
     Equity Opportunities                                     OppenheimerFunds, Inc.
     Fundamental Growth                                       Wells Capital Management Incorporated
     Global Bond                                              Goldman Sachs Asset Management International
     Global Equities                                          J.P. Morgan Investment Management Inc.
     Government and Quality Bond                              Wellington Management Company, LLP
     Growth Opportunities                                     Invesco Advisers, Inc.
     Growth                                                   Wellington Management Company, LLP
     Growth-Income                                            J.P. Morgan Investment Management Inc.
     High-Yield Bond                                          PineBridge Investments LLC
     International Diversified Equities                       Morgan Stanley Investment Management, Inc.
     International Growth & Income                            Putnam Investment Management, LLC
     Invesco Van Kampen V.I. American Franchise Fund, Series  Invesco Advisers, Inc.
       II Shares(3)
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares  Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series   Invesco Advisers, Inc.
       II Shares
     Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Stock(4)                             Lord, Abbett & Co. LLC
     MFS Massachusetts Investors Trust(2)                     Massachusetts Financial Services Company
     MFS Total Return                                         Massachusetts Financial Services Company
     Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
     Real Estate                                              Davis Selected Advisers, L.P.
     Technology                                               Columbia Management Investment Advisers, LLC
     Telecom Utility                                          Massachusetts Financial Services Company
     Total Return Bond                                        Pacific Investment Management Company LLC



This contract is no longer available for purchase by new contract owners.

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


(3) On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.



(4) On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      5
     Maximum Owner Transaction Expenses...............................      5
     Contract Maintenance Fee.........................................      5
     Separate Account Annual Expenses.................................      5
     Underlying Fund Expenses.........................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      6
THE POLARIS(II) A-CLASS VARIABLE ANNUITY..............................      7
PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY.....................      7
     Allocation of Purchase Payments..................................      8
     Accumulation Units...............................................      9
     Right to Examine.................................................      9
     Exchange Offers..................................................      9
     Important Information for Military Servicemembers................      9
INVESTMENT OPTIONS....................................................     10
     Variable Portfolios..............................................     10
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................     10
          American Funds Insurance Series.............................     10
          Anchor Series Trust.........................................     10
          Lord Abbett Series Fund, Inc. ..............................     10
          SunAmerica Series Trust.....................................     10
     Substitution, Addition or Deletion of Variable Portfolios........     12
     Fixed Accounts...................................................     12
     Dollar Cost Averaging Fixed Accounts.............................     12
     Dollar Cost Averaging Program....................................     13
     Asset Allocation Program.........................................     13
     Transfers During the Accumulation Phase..........................     15
     Automatic Asset Rebalancing Program..............................     17
     Return Plus Program..............................................     17
     Voting Rights....................................................     18
ACCESS TO YOUR MONEY..................................................     18
     Systematic Withdrawal Program....................................     18
     Minimum Contract Value...........................................     18
     Qualified Contract Owners........................................     18
DEATH BENEFIT.........................................................     19
     Death Benefit Defined Terms......................................     20
     Death Benefit Options............................................     20
     Optional EstatePlus Benefit......................................     22
     Spousal Continuation.............................................     23
EXPENSES..............................................................     23
     Separate Account Expenses........................................     23
     Underlying Fund Expenses.........................................     25
     Transfer Fee.....................................................     26
     Optional EstatePlus Fee..........................................     26
     Premium Tax......................................................     26
     Income Taxes.....................................................     26
     Reduction or Elimination of Fees, Expenses
            and Additional Amounts Credited...........................     26
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............     26
ANNUITY INCOME OPTIONS................................................     28
     The Income Phase.................................................     28
     Annuity Income Options...........................................     29
     Fixed or Variable Annuity Income Payments........................     29
     Annuity Income Payments..........................................     29
     Transfers During the Income Phase................................     30
     Deferment of Payments............................................     30
     The Income Protector Feature.....................................     30
TAXES.................................................................     31
     Annuity Contracts in General.....................................     31
     Tax Treatment of Distributions - Non-Qualified Contracts.........     31
     Tax Treatment of Distributions - Qualified Contracts.............     32
     Required Minimum Distributions...................................     33
     Tax Treatment of Death Benefits..................................     34
     Contracts Owned by a Trust or Corporation........................     34
     Gifts, Pledges and/or Assignments of a Contract..................     34
     Diversification and Investor Control.............................     34
OTHER INFORMATION.....................................................     35
     The Distributor..................................................     35
     The Company......................................................     35
     The Separate Account.............................................     36
     The General Account..............................................     36
     Guarantee of Insurance Obligations...............................     36
     Financial Statements.............................................     37
     Administration...................................................     37
     Legal Proceedings................................................     38
     Registration Statements..........................................     38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................     38
APPENDIX A - CONDENSED FINANCIAL INFORMATION..........................    A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")..........................    C-1
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME
  PROTECTOR FEATURE...................................................    D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    E-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris(II) A-Class Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(as a percentage of each Gross Purchase
  Payment)(2)............................   5.75%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE ...................................................None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fees..........   0.70%
Distribution Expense Charge..............   0.15%
Optional EstatePlus Fee(3)...............   0.25%
                                            -----
  TOTAL SEPARATE ACCOUNT ANNUAL
     EXPENSES............................   1.10%
                                            =====






UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                  MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Trusts assets, including
management fees, 12b-1 fees, if
applicable, and other expenses)..    0.51%     1.33%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE SEE EXPENSES SECTION BELOW.

                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED IN SALES       PERCENTAGE OF GROSS
CHARGE SECTION)                           PURCHASE PAYMENT INVESTED
--------------------------------------    -------------------------
Less than $50,000.......................             5.75%
$50,000 but less than $100,000..........             4.75%
$100,000 but less than $250,000.........             3.50%
$250,000 but less than $500,000.........             2.50%
$500,000 but less than $1,000,000.......             2.00%
$1,000,000 or more......................             0.50%




A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.33%)

(1)  If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $807      $1,289     $1,796     $3,182


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $807      $1,289     $1,796     $3,182




MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.51%)


(1)  If you surrender your contract at the end of the applicable time:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $706       $981      $1,277     $2,116



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $706       $981      $1,277     $2,116



EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS(II) A-CLASS
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                              MINIMUM            AUTOMATIC
                      MINIMUM INITIAL       SUBSEQUENT          SUBSEQUENT
                      GROSS PURCHASE      GROSS PURCHASE      GROSS PURCHASE
                          PAYMENT             PAYMENT             PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------


We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase

Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.



If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST  ASSET CLASS
----------------                                  -----------                                   -----  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST   STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST   STOCK
American Funds Asset Allocation                   Capital Research and Management Company       AFIS   BALANCED
American Funds Global Growth                      Capital Research and Management Company       AFIS   STOCK
American Funds Growth                             Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income                      Capital Research and Management Company       AFIS   STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST   STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST    STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                   BofA Advisors, LLC                            SAST   CASH
Corporate Bond                                    Federated Investment Management Company       SAST   BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST   STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST   STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST   STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST   STOCK
Fundamental Growth                                Wells Capital Management Incorporated         SAST   STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST    BOND
Growth Opportunities                              Invesco Advisers, Inc.                        SAST   STOCK
Growth                                            Wellington Management Company, LLP            AST    STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST   STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST   BOND
International Diversified Equities                Morgan Stanley Investment Management, Inc.    SAST   STOCK
International Growth & Income                     Putnam Investment Management, LLC             SAST   STOCK
Invesco Van Kampen V.I. American Franchise Fund,  Invesco Advisers, Inc.                        AVIF   STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF   STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF   STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF   STOCK
Lord Abbett Mid Cap Stock                         Lord, Abbett & Co. LLC                        LASF   STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management Inc.        SAST   STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST   STOCK
Technology                                        Columbia Management Investment Advisers, LLC  SAST   STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST   BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Gross Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in one of the three Sample Portfolio models. Each Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

The Sample Portfolios for this product are no longer reconfigured annually. Once you invest in a model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolios in each Polaris Portfolio Allocator model in line with your investment goals.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

ENROLLING IN THE ASSET ALLOCATION PROGRAM

You may enroll in the program by selecting the Sample Portfolio on the investment election form. You and your financial representative should determine the Sample

Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Sample Portfolio, your investment may no longer be consistent with the Sample Portfolio's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Sample Portfolio, such an investment may no longer be consistent with the model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Sample Portfolio, your investment may no longer be consistent with the Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.

With respect to the Sample Portfolios, if you choose to make investments outside of the Sample Portfolio, only those Variable Portfolios within the Sample Portfolio you selected will be rebalanced. Investments in other Variable Portfolios not included in the Sample Portfolio cannot be rebalanced if you wish to maintain your current Sample Portfolio.

Over time, the Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult your financial representative about how to keep your Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Sample Portfolios no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

The Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Sample Portfolio, so that you could have been better off investing in a single investment category than in a Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Sample Portfolios can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

SAMPLE PORTFOLIOS (EFFECTIVE MARCH 31, 2005)


---------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3
---------------------------------------------------------------------------
 American Funds Asset Allocation           15%           0%           0%
---------------------------------------------------------------------------
 American Funds Global Growth               8%          10%          10%
---------------------------------------------------------------------------
 American Funds Growth                      0%          10%          12%
---------------------------------------------------------------------------
 American Funds Growth-Income              12%          10%          10%
---------------------------------------------------------------------------
 Capital Appreciation                       0%           0%          10%
---------------------------------------------------------------------------
 Corporate Bond                            10%           5%           0%
---------------------------------------------------------------------------
 Davis Venture Value                        5%           0%          10%
---------------------------------------------------------------------------
 Equity Opportunities                       5%           0%           0%
---------------------------------------------------------------------------
 Government and Quality Bond               10%           5%           0%
---------------------------------------------------------------------------
 Growth                                     5%          10%          12%
---------------------------------------------------------------------------
 Lord Abbett Growth and Income              0%          10%           8%
---------------------------------------------------------------------------
 Lord Abbett Mid Cap Stock                  0%           0%          12%
---------------------------------------------------------------------------
 MFS Total Return                          15%          15%           0%
---------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                    5%          10%           8%
---------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares            10%          15%           8%
---------------------------------------------------------------------------
                               TOTAL      100%         100%         100%
---------------------------------------------------------------------------



The Sample Portfolio models listed above are those that are must currently available for this product. The year indicated was the last year in which the models were updated. Therefore, the Variable Portfolio allocations in each Sample Portfolio model may no longer be consistent with the Sample Portfolio model's intended objectives and/or your investment goals. Please consult your financial representative accordingly.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.


You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b. 125% of contract value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

The Purchase Payment Accumulation option may not be available to Washington contract owners. Please check with your financial representative for availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced by any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments, since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments less withdrawals; or

     3. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. This benefit is not available for election in Washington.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing

Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.  The sum of:

         (a)  the Gross Purchase Payment amount;

         (b)  the current contract value of this contract; and

         (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.  The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------------------
                                                 Sales Charge as a
                                                   Percentage of
                                                  Gross Purchase
            Investment Amount                    Payment Invested
------------------------------------------------------------------------
  Less than $50,000                                    5.75%
  $ 50,000 but less than $100,000                      4.75%
  $100,000 but less than $250,000                      3.50%
  $250,000 but less than $500,000                      2.50%
  $500,000 but less than $1,000,000                    2.00%
  $1,000,000 or more                                   0.50%*
------------------------------------------------------------------------



* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form, if applicable. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. PLEASE SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period.

Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend, or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of the American Funds Insurance Series. This amount is generally

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used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our

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

participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

First, you must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Payment Options below.

WHAT IS THE IMPACT ON MY DEATH BENEFIT WHEN MY CONTRACT IS ANNUITIZED?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.

CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below.

If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future. If you do not wish to enter or continue an Extension Period, you can elect to annuitize by mailing a completed Annuity Option Selection Form to our Annuity Service Center. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and

     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.

We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive annuity income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving annuity income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus
(b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base

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

the annuity rates stated in your Income Protector endorsement for the annuity income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected annuity income option. The annuity income options available when using the Income Protector feature to receive your retirement annuity income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving annuity income payments, we will calculate your annuity income payments using both your income benefit base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive annuity income payments using the Income Protector feature your annuity income payments will be fixed in amount. You are not required to use the Income Protector feature to receive annuity income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original Owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. PLEASE SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Gross Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.



On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.


OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.



As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


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                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue
  Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  SunAmerica Annuity and Life Assurance
     Company Financial Statements
  American Home Statutory Basis Financial
     Statements
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            FISCAL         FISCAL     FISCAL     FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             YEAR           YEAR       YEAR       YEAR        YEAR        YEAR        YEAR        YEAR
POLARIS II A-CLASS           ENDED         ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
PORTFOLIOS                  4/30/02       4/30/03    4/30/04     4/30/05     4/30/06     4/30/07     4/30/08     4/30/09
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV......  (a) $     10.166      7.753      6.307       7.730       8.508      10.498      11.869       9.638
                       (b) $     10.162      7.740      6.281       7.678       8.430      10.376      11.702       9.478
  Ending AUV.........  (a) $      7.753      6.307      7.730       8.508      10.498      11.869       9.638       5.247
                       (b) $      7.740      6.281      7.678       8.430      10.376      11.702       9.478       5.147
  Ending Number of
     AUs.............  (a)      207,493    142,222    180,321     200,065     229,246     219,154     194,796     158,071
                       (b)        1,492      6,373     12,138      11,309      14,586      29,729      25,884      24,463
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV......  (a) $      8.502      6.812      5.728       6.430       6.523       8.324       8.527       8.511
                       (b) $      8.498      6.791      5.697       6.379       6.455       8.216       8.395       8.359
  Ending AUV.........  (a) $      6.812      5.728      6.430       6.523       8.324       8.527       8.511       5.846
                       (b) $      6.791      5.697      6.379       6.455       8.216       8.395       8.359       5.727
  Ending Number of
     AUs.............  (a)    2,695,963  2,297,444  1,944,993   1,483,547   1,202,972   1,024,731     854,308     652,110
                       (b)      111,553    133,969    138,351     117,667     107,665      80,533      68,051      52,827
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......  (a) $        N/A     10.000     10.763      12.438      13.183      15.702      17.305      16.787
                       (b) $                10.000     10.755      12.398      13.107      15.573      17.120      16.566
  Ending AUV.........  (a) $        N/A     10.763     12.438      13.183      15.702      17.305      16.787      12.412
                       (b) $                10.755     12.398      13.107      15.573      17.120      16.566      12.218
  Ending Number of
     AUs.............  (a)          N/A    799,987  4,341,675   9,466,337  13,103,706  13,892,454  13,444,733  10,871,466
                       (b)                  53,140    457,726     815,311     932,681     896,336     842,584     726,040
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......  (a) $        N/A     10.000     11.274      14.832      15.894      20.623      23.856      24.374
                       (b) $                10.000     11.264      14.783      15.801      20.452      23.599      24.051
  Ending AUV.........  (a) $        N/A     11.274     14.832      15.894      20.623      23.856      24.374      16.058
                       (b) $                11.264     14.783      15.801      20.452      23.599      24.051      15.806
  Ending Number of
     AUs.............  (a)          N/A    174,275  1,616,933   4,595,577   7,798,924   8,805,823   8,091,279   6,610,242
                       (b)                   6,326    189,446     354,881     484,315     533,112     496,421     406,575
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......  (a) $        N/A     10.000     11.766      15.002      15.838      20.070      21.888      21.938
                       (b) $                10.000     11.753      14.949      15.742      19.899      21.647      21.642
  Ending AUV.........  (a) $        N/A     11.766     15.002      15.838      20.070      21.888      21.938      13.684
                       (b) $                11.753     14.949      15.742      19.899      21.647      21.642      13.467
  Ending Number of
     AUs.............  (a)          N/A    464,391  3,076,002   6,864,169   9,787,813  10,227,098   9,070,825   7,536,570
                       (b)                  38,822    439,457     687,441     794,593     796,826     701,436     610,723
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......  (a) $        N/A     10.000     11.390      14.389      14.931      17.292      19.636      18.613
                       (b) $                10.000     11.368      14.325      14.828      17.130      19.403      18.346
  Ending AUV.........  (a) $        N/A     11.390     14.389      14.931      17.292      19.636      18.613      12.268
                       (b) $                11.368     14.325      14.828      17.130      19.403      18.346      12.062
  Ending Number of
     AUs.............  (a)          N/A    987,417  6,182,253  13,337,082  18,505,375  19,518,496  17,911,801  14,937,430
                       (b)                  88,643    642,993   1,135,519   1,368,729   1,372,667   1,251,044   1,030,462
-------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
  Beginning AUV......  (a) $      9.975      9.613      9.320      11.082      11.779      13.001      14.435      14.447
                       (b) $      9.975      9.590      9.274      10.999      11.661      12.839      14.221      14.197
  Ending AUV.........  (a) $      9.613      9.320     11.082      11.779      13.001      14.435      14.447      11.306
                       (b) $      9.590      9.274     10.999      11.661      12.839      14.221      14.197      11.083
  Ending Number of
     AUs.............  (a)      245,567    246,399    324,870     391,287     456,585     486,982     481,226     472,482
                       (b)       23,126     24,587     12,280      13,285      13,025      11,140      23,967      10,616
-------------------------------------------------------------------------------------------------------------------------
                         FISCAL                  FISCAL
                          YEAR      8 MONTHS      YEAR
POLARIS II A-CLASS        ENDED       ENDED      ENDED
PORTFOLIOS               4/30/10    12/31/10    12/31/11
--------------------------------------------------------
--------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV......       5.247       7.819      8.424
                            5.147       7.651      8.230
  Ending AUV.........       7.819       8.424      8.188
                            7.651       8.230      7.979
  Ending Number of
     AUs.............     147,180     126,378    111,402
                           28,096      29,485     29,874
--------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV......       5.846       7.870      8.368
                            5.727       7.690      8.164
  Ending AUV.........       7.870       8.368      8.107
                            7.690       8.164      7.889
  Ending Number of
     AUs.............     566,485     479,042    371,570
                           41,321      35,902     24,342
--------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......      12.412      15.640     16.764
                           12.218      15.357     16.433
  Ending AUV.........      15.640      16.764     16.837
                           15.357      16.433     16.464
  Ending Number of
     AUs.............   9,416,532   8,446,911  7,099,865
                          656,678     588,272    509,157
--------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......      16.058      22.164     24.316
                           15.806      21.761     23.834
  Ending AUV.........      22.164      24.316     21.968
                           21.761      23.834     21.479
  Ending Number of
     AUs.............   5,854,528   5,256,520  4,338,191
                          374,683     339,692    284,301
--------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......      13.684      18.985     20.908
                           13.467      18.636     20.489
  Ending AUV.........      18.985      20.908     19.845
                           18.636      20.489     19.398
  Ending Number of
     AUs.............   6,571,582   5,784,278  4,742,564
                          525,912     493,865    422,244
--------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
  Beginning AUV......      12.268      16.452     17.328
                           12.062      16.135     16.966
  Ending AUV.........      16.452      17.328     16.867
                           16.135      16.966     16.473
  Ending Number of
     AUs.............  13,220,804  11,916,324  9,871,686
                          875,636     780,318    678,844
--------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
  Beginning AUV......      11.306      14.494     15.507
                           11.083      14.172     15.137
  Ending AUV.........      14.494      15.507     15.518
                           14.172      15.137     15.110
  Ending Number of
     AUs.............     417,402     435,388    400,609
                           29,181      36,216     29,487
--------------------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                FISCAL         FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                 YEAR           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
POLARIS II A-CLASS               ENDED         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
PORTFOLIOS                      4/30/02       4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08    4/30/09    4/30/10
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

BALANCED - SAST Class 1
Shares
(Inception
Date - 10/28/99)
  Beginning AUV..........  (a) $      9.336      8.175      7.437      8.207      8.489      9.096     10.180      9.784      7.537
                           (b) $      9.333      8.152      7.398      8.143      8.401      8.980     10.025      9.612      7.385
  Ending AUV.............  (a) $      8.175      7.437      8.207      8.489      9.096     10.180      9.784      7.537      9.691
                           (b) $      8.152      7.398      8.143      8.401      8.980     10.025      9.612      7.385      9.471
  Ending Number of AUs...  (a)      632,064    550,347    530,846    538,668    515,685    483,642    435,401    413,958    363,058
                           (b)       19,591     24,362     27,544     30,592     28,856     22,712     17,549     10,146      5,649
-----------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
  Beginning AUV..........  (a) $      7.109      5.642      4.604      5.371      5.292      5.884      6.488      6.476      4.444
                           (b) $      7.105      5.625      4.578      5.327      5.236      5.808      6.387      6.359      4.353
  Ending AUV.............  (a) $      5.642      4.604      5.371      5.292      5.884      6.488      6.476      4.444      5.916
                           (b) $      5.625      4.578      5.327      5.236      5.808      6.387      6.359      4.353      5.781
  Ending Number of AUs...  (a)      109,746    155,299    177,965    241,276    260,028    270,415    232,124    199,082    183,359
                           (b)       10,661      9,776     23,464     27,066     28,597     19,462     16,625     12,454     13,361
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV..........  (a) $     11.590      9.861      8.681     10.676     10.759     13.607     14.924     16.248     10.626
                           (b) $     11.585      9.822      8.625     10.581     10.637     13.419     14.681     15.943     10.400
  Ending AUV.............  (a) $      9.861      8.681     10.676     10.759     13.607     14.924     16.248     10.626     15.398
                           (b) $      9.822      8.625     10.581     10.637     13.419     14.681     15.943     10.400     15.033
  Ending Number of AUs...  (a)    2,010,220  2,242,839  3,348,839  5,011,960  6,697,364  7,129,711  6,384,153  5,358,232  4,556,222
                           (b)      112,490    193,637    339,695    470,268    526,791    526,320    494,392    423,691    375,032
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 8/1/00)
  Beginning AUV..........  (a) $      8.715      6.088      5.244      6.436      6.560      7.678      8.798      8.964      5.567
                           (b) $      8.716      6.072      5.216      6.386      6.493      7.580      8.664      8.806      5.454
  Ending AUV.............  (a) $      6.088      5.244      6.436      6.560      7.678      8.798      8.964      5.567      7.431
                           (b) $      6.072      5.216      6.386      6.493      7.580      8.664      8.806      5.454      7.263
  Ending Number of AUs...  (a)       80,348     76,812    117,350    166,184    235,585    235,114    205,959    201,408    202,762
                           (b)        7,463     10,045     10,208     12,093     13,250     12,209     11,087     10,495     15,229
-----------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV..........  (a) $     10.707     10.891     10.923     10.891     10.945     11.225     11.679     11.983     11.954
                           (b) $     10.710     10.886     10.891     10.832     10.857     11.107     11.527     11.797     11.740
  Ending AUV.............  (a) $     10.891     10.923     10.891     10.945     11.225     11.679     11.983     11.954     11.845
                           (b) $     10.886     10.891     10.832     10.857     11.107     11.527     11.797     11.740     11.603
  Ending Number of AUs...  (a)      171,876    321,915    375,789    510,350    804,706  1,151,031  1,842,296  2,984,921  1,192,912
                           (b)        5,858     43,742     44,481     31,888     27,078     29,290     42,730    118,712     53,420
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
  Beginning AUV..........  (a) $     10.740     11.343     12.402     13.215     13.780     14.029     15.115     15.651     15.160
                           (b) $     10.734     11.305     12.330     13.105     13.631     13.843     14.877     15.366     14.847
  Ending AUV.............  (a) $     11.343     12.402     13.215     13.780     14.029     15.115     15.651     15.160     19.281
                           (b) $     11.305     12.330     13.105     13.631     13.843     14.877     15.366     14.847     18.835
  Ending Number of AUs...  (a)      208,179    428,783  1,216,579  2,764,553  4,562,372  5,124,405  5,319,463  4,476,930  3,803,604
                           (b)       40,808     62,702    142,952    234,296    337,270    338,576    324,625    301,435    257,190
-----------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV..........  (a) $     10.816      9.889      8.635     11.288     12.307     14.337     16.394     15.814     10.090
                           (b) $     10.807      9.857      8.585     11.195     12.175     14.148     16.138     15.528      9.883
  Ending AUV.............  (a) $      9.889      8.635     11.288     12.307     14.337     16.394     15.814     10.090     13.904
                           (b) $      9.857      8.585     11.195     12.175     14.148     16.138     15.528      9.883     13.584
  Ending Number of AUs...  (a)    3,277,861  3,552,389  4,219,824  5,266,766  6,702,969  6,832,256  6,089,708  5,007,070  4,286,132
                           (b)      167,991    274,799    431,379    543,292    611,298    596,588    520,007    434,075    361,172
-----------------------------------------------------------------------------------------------------------------------------------
                                        FISCAL
                            8 MONTHS     YEAR
POLARIS II A-CLASS           ENDED      ENDED
PORTFOLIOS                  12/31/10   12/31/11
-----------------------------------------------
-----------------------------------------------

BALANCED - SAST Class 1
Shares
(Inception
Date - 10/28/99)
  Beginning AUV..........      9.691     10.219
                               9.471      9.973
  Ending AUV.............     10.219     10.363
                               9.973     10.087
  Ending Number of AUs...    342,428    337,401
                               6,322      8,970
-----------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
  Beginning AUV..........      5.916      6.334
                               5.781      6.179
  Ending AUV.............      6.334      5.929
                               6.179      5.770
  Ending Number of AUs...    161,906    167,095
                               7,167      7,150
-----------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV..........     15.398     17.437
                              15.033     16.996
  Ending AUV.............     17.437     16.071
                              16.996     15.626
  Ending Number of AUs...  4,053,589  3,319,573
                             344,101    297,984
-----------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 8/1/00)
  Beginning AUV..........      7.431      7.879
                               7.263      7.688
  Ending AUV.............      7.879      7.710
                               7.688      7.504
  Ending Number of AUs...    181,418    134,214
                              15,964     13,787
-----------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV..........     11.845     11.759
                              11.603     11.499
  Ending AUV.............     11.759     11.627
                              11.499     11.342
  Ending Number of AUs...    984,528  1,184,921
                              66,734     62,533
-----------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
  Beginning AUV..........     19.281     20.177
                              18.835     19.678
  Ending AUV.............     20.177     21.289
                              19.678     20.711
  Ending Number of AUs...  3,392,778  2,799,036
                             222,389    194,787
-----------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV..........     13.904     14.791
                              13.584     14.427
  Ending AUV.............     14.791     14.046
                              14.427     13.666
  Ending Number of AUs...  3,781,992  3,088,508
                             326,827    280,607
-----------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                 FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                  YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
POLARIS II A-CLASS               ENDED         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
PORTFOLIOS                      4/30/02       4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08    4/30/09    4/30/10
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
  Beginning AUV...........  (a) $    10.714     11.602     10.025     12.541     12.817     13.611     15.911     14.886     10.204
                            (b) $    10.714     11.592      9.991     12.467     12.709     13.462     15.698     14.651     10.018
  Ending AUV..............  (a) $    11.602     10.025     12.541     12.817     13.611     15.911     14.886     10.204     14.037
                            (b) $    11.592      9.991     12.467     12.709     13.462     15.698     14.651     10.018     13.745
  Ending Number of AUs....  (a)      69,011     74,185     60,730     71,462     65,695     63,762     49,387     48,761     62,623
                            (b)       1,004     11,035      8,220      5,785      6,606      7,875      7,345      8,358      4,792
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV...........  (a) $     8.062      8.844      7.355     11.021     13.611     22.326     26.060     31.527     16.855
                            (b) $     8.072      8.832      7.327     10.952     13.492     22.076     25.703     31.018     16.542
  Ending AUV..............  (a) $     8.844      7.355     11.021     13.611     22.326     26.060     31.527     16.855     25.785
                            (b) $     8.832      7.327     10.952     13.492     22.076     25.703     31.018     16.542     25.242
  Ending Number of AUs....  (a)     132,773    102,396     81,009     83,882    196,270    218,900    225,490    149,412    165,853
                            (b)       6,718     10,925      6,243      8,275     22,819     20,359     22,109     17,949     21,735
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...........  (a) $    10.676      9.858      8.200     10.153     10.805     12.091     13.548     12.514      8.514
                            (b) $    10.674      9.829      8.156     10.073     10.694     11.936     13.342     12.293      8.343
  Ending AUV..............  (a) $     9.858      8.200     10.153     10.805     12.091     13.548     12.514      8.514     11.310
                            (b) $     9.829      8.156     10.073     10.694     11.936     13.342     12.293      8.343     11.055
  Ending Number of AUs....  (a)     469,139    560,019    833,201  1,123,719  1,357,985  1,293,204  1,154,811    945,466    779,174
                            (b)      21,853     24,706     44,202     69,259     87,605     81,921     75,415     63,546     54,638
-----------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...........  (a) $     8.383      6.571      5.480      6.333      6.216      7.239      7.582      8.114      4.830
                            (b) $     8.380      6.553      5.451      6.284      6.153      7.147      7.467      7.971      4.732
  Ending AUV..............  (a) $     6.571      5.480      6.333      6.216      7.239      7.582      8.114      4.830      6.482
                            (b) $     6.553      5.451      6.284      6.153      7.147      7.467      7.971      4.732      6.336
  Ending Number of AUs....  (a)     953,847    817,468  1,063,200  1,613,813  1,580,172  1,420,199  1,254,384  1,014,942    826,958
                            (b)      25,257     22,523     93,442    143,580    156,143    125,407    103,150     88,358     68,051
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...........  (a) $    11.015     11.307     12.105     12.246     12.807     13.176     13.601     15.509     14.851
                            (b) $    11.012     11.275     12.040     12.149     12.675     13.007     13.393     15.234     14.551
  Ending AUV..............  (a) $    11.307     12.105     12.246     12.807     13.176     13.601     15.509     14.851     16.518
                            (b) $    11.275     12.040     12.149     12.675     13.007     13.393     15.234     14.551     16.144
  Ending Number of AUs....  (a)      45,752     74,019    141,130    271,920    456,308    555,693    987,994    810,972    703,939
                            (b)       4,201      6,954     11,858     23,374     23,310     50,762     72,301     77,287     86,785
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
  Beginning AUV...........  (a) $     8.651      7.071      5.740      6.936      7.351      9.906     11.588     11.209      6.560
                            (b) $     8.647      7.051      5.710      6.882      7.275      9.780     11.411     11.011      6.428
  Ending AUV..............  (a) $     7.071      5.740      6.936      7.351      9.906     11.588     11.209      6.560      9.042
                            (b) $     7.051      5.710      6.882      7.275      9.780     11.411     11.011      6.428      8.838
  Ending Number of AUs....  (a)     628,393    477,240    388,668    293,259    338,904    365,204    343,415    265,221    238,081
                            (b)       9,687      9,781      7,971      7,970     13,209     20,476     17,316     12,226     26,395
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...........  (a) $3   11.181     11.876     12.783     12.811     13.283     13.204     13.949     14.672     15.070
                            (b) $    11.175     11.840     12.713     12.709     13.145     13.034     13.735     14.411     14.764
  Ending AUV..............  (a) $    11.876     12.783     12.811     13.283     13.204     13.949     14.672     15.070     15.820
                            (b) $    11.840     12.713     12.709     13.145     13.034     13.735     14.411     14.764     15.460
  Ending Number of AUs....  (a)     429,130  1,104,627  1,717,250  2,798,749  4,110,902  4,489,941  4,715,497  4,367,656  3,453,959
                            (b)      22,384     71,303    138,314    210,678    266,251    282,689    266,063    256,603    194,935
-----------------------------------------------------------------------------------------------------------------------------------
                                         FISCAL
                             8 MONTHS     YEAR
POLARIS II A-CLASS            ENDED      ENDED
PORTFOLIOS                   12/31/10   12/31/11
------------------------------------------------
------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
  Beginning AUV...........     14.037     15.119
                               13.745     14.780
  Ending AUV..............     15.119     16.892
                               14.780     16.473
  Ending Number of AUs....     55,259     81,882
                                4,760      6,655
------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV...........     25.785     29.824
                               25.242     29.147
  Ending AUV..............     29.824     21.857
                               29.147     21.308
  Ending Number of AUs....    177,003    141,502
                               20,450     17,829
------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...........     11.310     12.354
                               11.055     12.055
  Ending AUV..............     12.354     12.237
                               12.055     11.910
  Ending Number of AUs....    682,677    547,143
                               51,542     40,750
------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...........      6.482      7.243
                                6.336      7.068
  Ending AUV..............      7.243      6.788
                                7.068      6.607
  Ending Number of AUs....    749,436    619,790
                               59,962     51,425
------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...........     16.518     17.429
                               16.144     17.006
  Ending AUV..............     17.429     18.275
                               17.006     17.787
  Ending Number of AUs....    659,357    598,083
                               78,929     66,709
------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
  Beginning AUV...........      9.042      9.850
                                8.838      9.611
  Ending AUV..............      9.850      8.752
                                9.611      8.519
  Ending Number of AUs....    225,255    200,924
                               24,907     24,642
------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...........     15.820     16.119
                               15.460     15.727
  Ending AUV..............     16.119     17.116
                               15.727     16.658
  Ending Number of AUs....  3,101,039  2,448,302
                              182,365    164,752
------------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                FISCAL         FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                 YEAR           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
POLARIS II A-CLASS               ENDED         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
PORTFOLIOS                      4/30/02       4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08    4/30/09    4/30/10
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
  Beginning AUV..........  (a) $      6.857      5.010      3.637      4.409      4.383      6.010      5.969      6.128      4.210
                           (b) $      6.857      5.241      3.833      4.634      4.595      6.284      6.226      6.377      4.369
  Ending AUV.............  (a) $      5.010      3.637      4.409      4.383      6.010      5.969      6.128      4.210      5.707
                           (b) $      5.241      3.833      4.634      4.595      6.284      6.226      6.377      4.369      5.908
  Ending Number of AUs...  (a)       75,693     48,013     54,926     63,432    169,812    172,051    169,705    178,273    260,390
                           (b)            5        317      3,556      2,026     13,386      9,454      5,921      9,784     21,785
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV..........  (a) $     10.256      9.065      7.685      9.573     10.133     11.967     13.453     13.212      8.461
                           (b) $     10.251      9.037      7.643      9.495     10.026     11.812     13.245     12.975      8.288
  Ending AUV.............  (a) $      9.065      7.685      9.573     10.133     11.967     13.453     13.212      8.461     11.909
                           (b) $      9.037      7.643      9.495     10.026     11.812     13.245     12.975      8.288     11.637
  Ending Number of AUs...  (a)    1,102,754  1,319,642  2,235,693  3,599,424  4,943,646  5,064,807  4,363,301  3,497,336  2,916,670
                           (b)       55,407     97,032    198,143    280,792    343,259    318,256    266,315    217,160    190,696
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV..........  (a) $      9.513      8.093      6.979      8.348      8.513      9.986     10.916     10.387      6.508
                           (b) $      9.507      8.069      6.941      8.282      8.424      9.857     10.749     10.202      6.376
  Ending AUV.............  (a) $      8.093      6.979      8.348      8.513      9.986     10.916     10.387      6.508      8.551
                           (b) $      8.069      6.941      8.282      8.424      9.857     10.749     10.202      6.376      8.356
  Ending Number of AUs...  (a)    2,296,734  1,743,668  1,520,053  1,251,543  1,162,523  1,123,337  1,071,583    890,341    719,988
                           (b)      107,132    109,068     97,758     91,889     86,364     76,329     68,435     52,933     37,313
-----------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV..........  (a) $      9.299      8.744      9.005     10.682     12.020     13.890     15.466     14.932     11.134
                           (b) $      9.299      8.728      8.965     10.608     11.908     13.726     15.244     14.682     10.920
  Ending AUV.............  (a) $      8.744      9.005     10.682     12.020     13.890     15.466     14.932     11.134     15.265
                           (b) $      8.728      8.965     10.608     11.908     13.726     15.244     14.682     10.920     14.935
  Ending Number of AUs...  (a)      182,420    267,960    587,922    781,111    870,580  1,003,975    915,032    866,989    827,876
                           (b)        5,112     18,202     46,284     53,321     86,097     71,905     61,226     78,241     60,457
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
  Beginning AUV..........  (a) $      7.958      6.634      4.641      6.156      6.854      9.171     10.589     10.894      6.298
                           (b) $      7.953      6.614      4.616      6.111      6.788      9.060     10.434     10.709      6.176
  Ending AUV.............  (a) $      6.634      4.641      6.156      6.854      9.171     10.589     10.894      6.298      8.456
                           (b) $      6.614      4.616      6.111      6.788      9.060     10.434     10.709      6.176      8.271
  Ending Number of AUs...  (a)      216,629    204,331    259,738    292,725    407,610    502,103    542,417    441,337    502,684
                           (b)        1,943      1,550     11,443     15,209     24,395     33,187     36,558     37,625     34,041
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV..........  (a) $      9.717      8.498      6.648      9.079     10.236     13.867     16.291     15.490      8.026
                           (b) $      9.715      8.476      6.614      9.011     10.133     13.694     16.048     15.220      7.866
  Ending AUV.............  (a) $      8.498      6.648      9.079     10.236     13.867     16.291     15.490      8.026     10.851
                           (b) $      8.476      6.614      9.011     10.133     13.694     16.048     15.220      7.866     10.609
  Ending Number of AUs...  (a)      907,962    837,785    748,220    872,379  1,073,873  1,344,863  1,349,850    869,397    728,413
                           (b)       20,303     32,278     35,769     36,801     47,834     88,680    112,607     68,061     64,597
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF*
(Inception Date - 10/15/01)
  Beginning AUV..........  (a) $     10.000      9.449      7.332      8.514      8.603     10.372     10.477     11.075      7.116
                           (b) $     10.000      9.471      7.331      8.491      8.559     10.293     10.371     10.936      7.009
  Ending AUV.............  (a) $      9.449      7.332      8.514      8.603     10.372     10.477     11.075      7.116     10.360
                           (b) $      9.471      7.331      8.491      8.559     10.293     10.371     10.936      7.009     10.179
  Ending Number of AUs...  (a)       51,578    221,473    568,055    738,594    814,588    746,616    630,256    522,361    513,670
                           (b)       13,454     39,858     76,046     81,765     83,102     71,964     68,855     63,843     56,874
-----------------------------------------------------------------------------------------------------------------------------------
                                        FISCAL
                            8 MONTHS     YEAR
POLARIS II A-CLASS           ENDED      ENDED
PORTFOLIOS                  12/31/10   12/31/11
-----------------------------------------------
-----------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
  Beginning AUV..........      5.707      6.281
                               5.908      6.492
  Ending AUV.............      6.281      6.081
                               6.492      6.269
  Ending Number of AUs...    261,788    240,248
                              14,257     14,229
-----------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV..........     11.909     12.648
                              11.637     12.339
  Ending AUV.............     12.648     11.757
                              12.339     11.441
  Ending Number of AUs...  2,518,931  2,028,986
                             170,838    140,634
-----------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV..........      8.551      9.088
                               8.356      8.866
  Ending AUV.............      9.088      9.762
                               8.866      9.500
  Ending Number of AUs...    576,360    467,904
                              33,809     29,007
-----------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV..........     15.265     16.284
                              14.935     15.904
  Ending AUV.............     16.284     16.837
                              15.904     16.404
  Ending Number of AUs...    727,864    613,082
                              54,483     41,959
-----------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class
1 Shares
(Inception Date - 11/23/99)
  Beginning AUV..........      8.456      9.291
                               8.271      9.072
  Ending AUV.............      9.291      7.867
                               9.072      7.662
  Ending Number of AUs...    461,739    376,656
                              34,072     32,348
-----------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1
Shares
(Inception Date - 10/28/99)
  Beginning AUV..........     10.851     11.642
                              10.609     11.364
  Ending AUV.............     11.642      9.952
                              11.364      9.689
  Ending Number of AUs...    676,602    542,775
                              60,719     56,709
-----------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
FUND, SERIES II SHARES - AVIF*
(Inception Date - 10/15/01)
  Beginning AUV..........     10.360     11.394
                              10.179     11.176
  Ending AUV.............     11.394     10.576
                              11.176     10.347
  Ending Number of AUs...    433,643    358,575
                              53,057     36,598
-----------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                  * On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

                              FISCAL         FISCAL     FISCAL     FISCAL     FISCAL      FISCAL      FISCAL      FISCAL
                               YEAR           YEAR       YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
POLARIS II A-CLASS             ENDED         ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED
PORTFOLIOS                    4/30/02       4/30/03    4/30/04    4/30/05     4/30/06     4/30/07     4/30/08     4/30/09
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
  Beginning AUV........  (a) $     10.000     10.027      8.408     10.799      11.995      13.357      15.336      13.302
                         (b) $     10.000     10.017      8.378     10.734      11.894      13.211      15.131      13.092
  Ending AUV...........  (a) $     10.027      8.408     10.799     11.995      13.357      15.336      13.302       8.709
                         (b) $     10.017      8.378     10.734     11.894      13.211      15.131      13.092       8.550
  Ending Number of
     AUs...............  (a)      458,910  1,732,236  4,509,831  9,483,533  14,410,178  15,024,959  13,371,169  10,586,387
                         (b)       30,268    145,026    462,772    846,244   1,066,825   1,063,100     922,881     774,326
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
  Beginning AUV........  (a) $     10.000     10.807      9.051     11.287      12.623      14.660      16.822      15.388
                         (b) $     10.000     10.776      9.003     11.199      12.494      14.473      16.567      15.116
  Ending AUV...........  (a) $     10.807      9.051     11.287     12.623      14.660      16.822      15.388      10.260
                         (b) $     10.776      9.003     11.199     12.494      14.473     16.5676      15.116      10.054
  Ending Number of
     AUs...............  (a)      187,349    977,264  2,967,167  6,430,178  10,216,580  10,982,033   9,986,188   8,089,285
                         (b)       21,215    124,050    313,207    575,351     866,068     873,501     750,725     653,266
--------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV........  (a) $        N/A     10.000      8.561     10.654      11.375      13.164      14.681      13.707
                         (b) $                10.000      8.540     10.602      11.291      13.034      14.499      13.504
  Ending AUV...........  (a) $        N/A      8.561     10.654     11.375      13.164      14.681      13.707       8.609
                         (b) $                 8.540     10.602     11.291      13.034      14.499      13.504       8.460
  Ending Number of
     AUs...............  (a)          N/A  1,045,100  4,090,198  8,213,816  11,151,339  11,667,866  10,435,962   8,363,368
                         (b)                  99,187    472,794    736,996     869,840     879,096     773,513     668,173
--------------------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares**
(Inception Date - 5/1/02)
  Beginning AUV........  (a) $        N/A     10.000      8.378     11.113      12.335      14.476      16.994      14.292
                         (b) $                10.000      8.358     11.059      12.243      14.333      16.784      14.080
  Ending AUV...........  (a) $        N/A      8.378     11.113     12.335      14.476      16.994      14.292       9.091
                         (b) $                 8.358     11.059     12.243      14.333      16.784      14.080       8.933
  Ending Number of
     AUs...............  (a)          N/A    585,524  2,311,323  5,243,266   8,407,700   8,628,435   7,537,926   5,899,055
                         (b)                  81,785    287,550    514,307     646,082     614,848     542,471     434,728
--------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV........  (a) $      9.736      8.225      7.039      8.136       8.858      10.312      11.608      11.697
                         (b) $      9.735      8.203      7.003      8.074       8.768      10.182      11.434      11.493
  Ending AUV...........  (a) $      8.225      7.039      8.136      8.858      10.312      11.608      11.697       7.959
                         (b) $      8.203      7.003      8.074      8.768      10.182      11.434      11.493       7.800
  Ending Number of
     AUs...............  (a)      972,320    902,075    805,399    671,759     597,515     520,392     448,337     346,626
                         (b)       66,103     90,251     91,094     62,443      53,995      51,514      44,335      41,953
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV........  (a) $     11.789     11.859     11.289     12.842      13.850      14.899      16.733      16.059
                         (b) $     11.782     11.821     11.226     12.738      13.703      14.704      16.474      15.771
  Ending AUV...........  (a) $     11.859     11.289     12.842     13.850      14.899      16.733      16.059      12.638
                         (b) $     11.821     11.226     12.738     13.703      14.704      16.474      15.771      12.380
  Ending Number of
     AUs...............  (a)    1,374,837  2,391,121  3,949,893  6,359,705   9,362,480   9,897,648   9,384,039   7,512,483
                         (b)       94,278    218,848    432,049    625,544     723,784     728,802     671,642     588,212
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV........  (a) $     13.193      8.269      5.884      7.834       7.605       9.270       9.488       9.688
                         (b) $     13.188      8.244      5.852      7.772       7.525       9.151       9.343       9.515
  Ending AUV...........  (a) $      8.269      5.884      7.834      7.605       9.270       9.488       9.688       6.420
                         (b) $      8.244      5.852      7.772      7.525       9.151       9.343       9.515       6.290
  Ending Number of
     AUs...............  (a)      442,836    449,234    441,724    428,891     431,707     396,768     405,780     332,920
                         (b)       25,484     33,748     35,097     35,343      31,078      36,024      35,432      28,782
--------------------------------------------------------------------------------------------------------------------------
                           FISCAL                FISCAL
                            YEAR     8 MONTHS     YEAR
POLARIS II A-CLASS         ENDED      ENDED      ENDED
PORTFOLIOS                4/30/10    12/31/10   12/31/11
--------------------------------------------------------
--------------------------------------------------------

INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II
SHARES - AVIF
(Inception Date - 10/15/01)
  Beginning AUV........      8.709     12.243     13.167
                             8.550     11.989     12.872
  Ending AUV...........     12.243     13.167     12.780
                            11.989     12.872     12.463
  Ending Number of
     AUs...............  8,894,638  7,835,129  6,433,507
                           662,081    598,949    484,043
--------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES
II SHARES - AVIF
(Inception Date - 10/15/01)
  Beginning AUV........     10.260     14.426     14.956
                            10.054     14.101     14.594
  Ending AUV...........     14.426     14.956     14.494
                            14.101     14.594     14.108
  Ending Number of
     AUs...............  7,037,061  6,281,264  5,098,341
                           556,547    488,565    408,304
--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV........      8.609     11.967     12.591
                             8.460     11.731     12.322
  Ending AUV...........     11.967     12.591     11.726
                            11.731     12.322     11.446
  Ending Number of
     AUs...............  7,238,528  6,333,282  5,102,037
                           542,230    464,156    388,172
--------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares**
(Inception Date - 5/1/02)
  Beginning AUV........      9.091     13.089     14.566
                             8.933     12.830     14.254
  Ending AUV...........     13.089     14.566     13.863
                            12.830     14.254     13.532
  Ending Number of
     AUs...............  4,991,781  4,354,723  3,448,310
                           379,940    343,879    292,377
--------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV........      7.959     10.705     11.200
                             7.800     10.465     10.931
  Ending AUV...........     10.705     11.200     10.893
                            10.465     10.931     10.604
  Ending Number of
     AUs...............    389,634    372,994    343,551
                            43,086     31,973     24,355
--------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV........     12.638     15.674     16.389
                            12.380     15.315     15.987
  Ending AUV...........     15.674     16.389     16.563
                            15.315     15.987     16.117
  Ending Number of
     AUs...............  6,581,973  5,939,601  4,814,248
                           536,316    472,466    390,762
--------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV........      6.420      8.979     10.164
                             6.290      8.775      9.917
  Ending AUV...........      8.979     10.164      9.481
                             8.775      9.917      9.227
  Ending Number of
     AUs...............    369,613    382,344    346,585
                            45,931     42,261     25,500
--------------------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.


                 ** On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.

                                     FISCAL      FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                      YEAR        YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR    8 MONTHS
                                     ENDED       ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
POLARIS II A-CLASS PORTFOLIOS       4/30/02     4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08  4/30/09  4/30/10   12/31/10
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
  Beginning AUV................  (a) $  12.621   14.317   14.880   18.683   24.630   31.919   40.111   33.460   16.906     26.381
                                 (b) $  12.623   14.279   14.804   18.540   24.381   31.518   39.508   32.874   16.569     25.790
  Ending AUV...................  (a) $  14.317   14.880   18.683   24.630   31.919   40.111   33.460   16.906   26.381     27.713
                                 (b) $  14.279   14.804   18.540   24.381   31.518   39.508   32.874   16.569   25.790     27.047
  Ending Number of AUs.........  (a)    69,705   88,262  108,473  158,560  272,232  310,783  216,984  179,780  138,210    117,055
                                 (b)       928    3,919    5,621   13,970   24,183   28,275   19,416   10,418    9,267      8,120
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
  Beginning AUV................  (a) $   4.375    2.507    1.815    2.174    2.063    2.413    2.448    2.419    1.570      2.212
                                 (b) $   4.375    2.499    1.805    2.157    2.041    2.381    2.410    2.375    1.538      2.162
  Ending AUV...................  (a) $   2.507    1.815    2.174    2.063    2.413    2.448    2.419    1.570    2.212      2.450
                                 (b) $   2.499    1.805    2.157    2.041    2.381    2.410    2.375    1.538    2.162      2.390
  Ending Number of AUs.........  (a)    46,009   58,799  108,335  126,057  149,420  130,818  162,164  149,338  183,965    152,843
                                 (b)     3,185    7,962   13,639   14,654   20,618   16,685   15,492   11,983   21,359     21,974
---------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV................  (a) $   9.278    7.325    6.050    6.962    8.084    8.968   11.618   12.517    7.819     10.555
                                 (b) $   9.277    7.311    6.023    6.914    8.007    8.861   11.451   12.306    7.668     10.325
  Ending AUV...................  (a) $   7.325    6.050    6.962    8.084    8.968   11.618   12.517    7.819   10.555     11.790
                                 (b) $   7.311    6.023    6.914    8.007    8.861   11.451   12.306    7.668   10.325     11.515
  Ending Number of AUs.........  (a)    77,161   61,703   40,778   39,917   33,835   48,522   63,422   56,516   45,651     34,741
                                 (b)     3,437    3,965    4,149    4,376    4,531    4,531    4,118    5,020    4,534      4,534
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV................  (a) $   9.735    9.735   10.471   11.563   12.571   13.892   15.277   15.599   16.622     18.317
                                 (b) $   9.735    9.711   10.420   11.477   12.446   13.720   15.050   15.330   16.294     17.911
  Ending AUV...................  (a) $   9.735   10.471   11.563   12.571   13.892   15.277   15.599   16.622   18.317     18.795
                                 (b) $   9.711   10.420   11.477   12.446   13.720   15.050   15.330   16.294   17.911     18.348
  Ending Number of AUs.........  (a)    42,247   63,528  126,343  241,802  338,864  351,732  353,212  795,037  960,283  1,094,823
                                 (b)     3,483    6,051   14,716   17,004   20,271   20,442   17,386   34,458   57,174     59,499
---------------------------------------------------------------------------------------------------------------------------------
                                   FISCAL
                                    YEAR
                                   ENDED
POLARIS II A-CLASS PORTFOLIOS     12/31/11
------------------------------------------
------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
  Beginning AUV................     27.713
                                    27.047
  Ending AUV...................     29.718
                                    28.931
  Ending Number of AUs.........    104,510
                                     7,305
------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
  Beginning AUV................      2.450
                                     2.390
  Ending AUV...................      2.298
                                     2.236
  Ending Number of AUs.........    117,091
                                    22,146
------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV................     11.790
                                    11.515
  Ending AUV...................     12.422
                                    12.103
  Ending Number of AUs.........     46,633
                                     4,305
------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV................     18.795
                                    18.348
  Ending AUV...................     19.823
                                    19.302
  Ending Number of AUs.........  1,134,476
                                    67,149
------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits following spousal continuation options is defined as withdrawals and the fees and charges applicable to those withdrawals.

For contracts issued prior to June 1, 2004, the term "Continuation Contribution" applies to the Death Benefit Following Spousal Continuation. Upon the Spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original Owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If the original Owner of the contract elected the Purchase Payment Accumulation option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

          c. Contract value on the seventh contract anniversary (from the issue date of the original Owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          d. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

             (1) Contract value on the Continuation Date plus Gross Continuation
                 Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2.  MAXIMUM ANNIVERSARY VALUE OPTION

          If the original Owner of the contract elected the Maximum Anniversary Value option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

             (3) Contract value on the Continuation Date plus Gross Continuation
                 Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their Beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. The contract value on the Continuation Date (including the Continuation Contribution) plus any Continuation Net Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment if received on the Continuation Date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death.

     2.  MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

          I is the interest rate you are earning on the money invested in the Fixed Account;

          J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

          N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

          L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                     FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

--------------------------------------------------------------------------------------------------------------------------
IF AT ISSUE                    MINIMUM ANNUAL INCOME IF YOU ELECT TO RECEIVE INCOME PAYMENTS ON CONTRACT ANNIVERSARY
YOU ARE                             7                       10                       15                       20
--------------------------------------------------------------------------------------------------------------------------
Male                              6,108                    6,672                    7,716                    8,832
age 60*
--------------------------------------------------------------------------------------------------------------------------
Female                            5,388                    5,880                    6,900                    8,112
age 60*
--------------------------------------------------------------------------------------------------------------------------
Joint**                           4,716                    5,028                    5,544                    5,928
Male-60
Female-60
--------------------------------------------------------------------------------------------------------------------------


 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
            APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Letter of Intent           Letter of Intent is not applicable.       Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Market Value Adjustment    L equal to 0.0025                         Florida
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                        [POLARIS(II) ASSET MANAGER LOGO]
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and the SunAmerica Series Trust ("SAST").


UNDERLYING FUNDS:                                MANAGED BY:
     Aggressive Growth                           Wells Capital Management Incorporated
     Alliance Growth                             AllianceBernstein L.P.
     Asset Allocation                            Edge Asset Management, Inc.
     Balanced                                    J.P. Morgan Investment Management Inc.
     Blue Chip Growth                            SunAmerica Asset Management Corp.
     Capital Appreciation                        Wellington Management Company, LLP
     Capital Growth                              OppenheimerFunds, Inc.
     Cash Management                             BofA Advisors, LLC
     Corporate Bond                              Federated Investment Management Company
     Davis Venture Value                         Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                    SunAmerica Asset Management Corp.
     Emerging Markets                            Putnam Investment Management, LLC
     Equity Opportunities                        OppenheimerFunds, Inc.
     Fundamental Growth                          Wells Capital Management Incorporated
     Global Bond                                 Goldman Sachs Asset Management International
     Global Equities                             J.P. Morgan Investment Management Inc.
     Government and Quality Bond                 Wellington Management Company, LLP
     Growth Opportunities                        Invesco Advisers, Inc.
     Growth                                      Wellington Management Company, LLP
     Growth-Income                               J.P. Morgan Investment Management Inc.
     High-Yield Bond                             PineBridge Investments LLC
     International Diversified Equities          Morgan Stanley Investment Management, Inc.
     International Growth & Income               Putnam Investment Management, LLC
     MFS Massachusetts Investors Trust(1)        Massachusetts Financial Services Company
     MFS Total Return                            Massachusetts Financial Services Company
     Mid-Cap Growth                              J.P. Morgan Investment Management Inc.
     Real Estate                                 Davis Selected Advisers, L.P.
     Technology                                  Columbia Management Investment Advisers, LLC
     Telecom Utility                             Massachusetts Financial Services Company
     Total Return Bond                           Pacific Investment Management Company LLC



This contract is no longer available for purchase by new contract owners.


(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................    3
HIGHLIGHTS.................................................................    4
FEE TABLE..................................................................    5
     Maximum Owner Transaction Expenses....................................    5
     Contract Maintenance Fee..............................................    5
     Separate Account Annual Expenses......................................    5
     Underlying Fund Expenses..............................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................    6
THE POLARIS(II) ASSET MANAGER VARIABLE ANNUITY.............................    7
PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY....................    7
     Allocation of Purchase Payments.......................................    8
     Accumulation Units....................................................    9
     Right to Examine......................................................    9
     Exchange Offers.......................................................    9
     Important Information for Military Servicemembers.....................    9
INVESTMENT OPTIONS.........................................................   10
     Variable Portfolios...................................................   10
          Anchor Series Trust..............................................   10
          SunAmerica Series Trust..........................................   10
     Substitution, Addition or Deletion of Variable Portfolios.............   12
     Fixed Accounts........................................................   12
     Dollar Cost Averaging Fixed Accounts..................................   12
     Dollar Cost Averaging Program.........................................   13
     Transfers During the Accumulation Phase...............................   13
     Automatic Asset Rebalancing Program...................................   16
     Return Plus Program...................................................   16
     Voting Rights.........................................................   16
ACCESS TO YOUR MONEY.......................................................   16
     Systematic Withdrawal Program.........................................   17
     Minimum Contract Value................................................   17
     Qualified Contract Owners.............................................   17
DEATH BENEFIT..............................................................   17
     Death Benefit Defined Terms...........................................   18
     Death Benefit Options.................................................   18
     Optional EstatePlus Benefit...........................................   19
     Spousal Continuation..................................................   20
EXPENSES...................................................................   21
     Separate Account Expenses.............................................   21
     Underlying Fund Expenses..............................................   21
     Transfer Fee..........................................................   21
     Optional EstatePlus Fee...............................................   21
     Premium Tax...........................................................   21
     Income Taxes..........................................................   21
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................   21
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................   22
ANNUITY INCOME OPTIONS.....................................................   23
     The Income Phase......................................................   23
     Annuity Income Options................................................   23
     Fixed or Variable Annuity Income Payments.............................   24
     Annuity Income Payments...............................................   24
     Transfers During the Income Phase.....................................   25
     Deferment of Payments.................................................   25
TAXES......................................................................   25
     Annuity Contracts in General..........................................   25
     Tax Treatment of Distributions - Non-Qualified Contracts..............   25
     Tax Treatment of Distributions - Qualified Contracts..................   26
     Required Minimum Distributions........................................   27
     Tax Treatment of Death Benefits.......................................   28
     Contracts Owned by a Trust or Corporation.............................   28
     Gifts, Pledges and/or Assignments of a Contract.......................   28
     Diversification and Investor Control..................................   28
OTHER INFORMATION..........................................................   29
     The Distributor.......................................................   29
     The Company...........................................................   29
     The Separate Account..................................................   30
     The General Account...................................................   30
     Guarantee of Insurance Obligations....................................   30
     Financial Statements..................................................   31
     Administration........................................................   31
     Legal Proceedings.....................................................   31
     Registration Statements...............................................   31
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................   32
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................  B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")...............................  C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................  D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris(II) Asset Manager Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. You may be charged a fee by your RIA for the services he or she provides to you. That fee is independent of the fees and charges that will be incurred as a result of your purchase of this variable annuity. PLEASE SEE FEE TABLE, PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES


WITHDRAWAL/SALES CHARGE....................  None


TRANSFER FEE

$25 per transfer after the first 18 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE..................................................  None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fees..........   0.70%
Distribution Expense Fee.................   0.15%
Optional EstatePlus Fee(2)...............   0.25%
                                            -----
     TOTAL SEPARATE ACCOUNT ANNUAL
       EXPENSES..........................   1.10%
                                            =====




UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2012)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                               MINIMUM   MAXIMUM
-----------------------------------------------                               -------   -------
(expenses that are deducted from Trust Assets, including management fees,
and other expenses)........................................................    0.51%     1.33%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.10%, (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.33%)

(1) If you do not surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $246       $758      $1,296     $2,766


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $246       $758      $1,296     $2,766




MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features, and investment in an Underlying Fund with total expenses of 0.51%)


(1)  If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $138       $431       $745      $1,635



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $138       $431       $745      $1,635



EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples. These examples do not reflect any fees charged by your RIA for the services he or she provides to you.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          THE POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     PURCHASING A POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------




Also, once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We may not issue a contract to anyone age 91 or older on the contract issue date. In general, we will not issue a

Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, you may not elect EstatePlus if you are age 81 or older at the time of contract issue. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 1

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                      MANAGED BY:                                     TRUST    ASSET CLASS
----------------                      -----------                                     -----    -----------
Aggressive Growth                     Wells Capital Management Incorporated           SAST     STOCK
Alliance Growth                       AllianceBernstein L.P.                          SAST     STOCK
Asset Allocation                      Edge Asset Management, Inc.                     AST      BALANCED
Balanced                              J.P. Morgan Investment Management Inc.          SAST     BALANCED
Blue Chip Growth                      SunAmerica Asset Management Corp.               SAST     STOCK
Capital Appreciation                  Wellington Management Company, LLP              AST      STOCK
Capital Growth                        OppenheimerFunds, Inc.                          SAST     STOCK
Cash Management                       BofA Advisors, LLC                              SAST     CASH
Corporate Bond                        Federated Investment Management Company         SAST     BOND
Davis Venture Value                   Davis Selected Advisers, L.P.                   SAST     STOCK
"Dogs" of Wall Street                 SunAmerica Asset Management Corp.               SAST     STOCK
Emerging Markets                      Putnam Investment Management, LLC               SAST     STOCK
Equity Opportunities                  OppenheimerFunds, Inc.                          SAST     STOCK
Fundamental Growth                    Wells Capital Management Incorporated           SAST     STOCK
Global Bond                           Goldman Sachs Asset Management International    SAST     BOND
Global Equities                       J.P. Morgan Investment Management Inc.          SAST     STOCK
Government and Quality Bond           Wellington Management Company, LLP              AST      BOND
Growth Opportunities                  Invesco Advisers, Inc.                          SAST     STOCK
Growth                                Wellington Management Company, LLP              AST      STOCK
Growth-Income                         J.P. Morgan Investment Management Inc.          SAST     STOCK
High-Yield Bond                       PineBridge Investments LLC                      SAST     BOND
International Diversified Equities    Morgan Stanley Investment Management, Inc.      SAST     STOCK
International Growth & Income         Putnam Investment Management, LLC               SAST     STOCK
MFS Massachusetts Investors Trust     Massachusetts Financial Services Company        SAST     STOCK
MFS Total Return                      Massachusetts Financial Services Company        SAST     BALANCED
Mid-Cap Growth                        J.P. Morgan Investment Management Inc.          SAST     STOCK
Real Estate                           Davis Selected Advisers, L.P.                   SAST     STOCK
Technology                            Columbia Management Investment Advisers, LLC    SAST     STOCK
Telecom Utility                       Massachusetts Financial Services Company        SAST     STOCK
Total Return Bond                     Pacific Investment Management Company LLC       SAST     BOND


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 18 transfers. We charge for transfers in excess of 18 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2011 and within the previous six months (from February 17, 2011 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.


You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation option and the Maximum Anniversary Value option. In addition, you may also elect the optional EstatePlus benefit, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of the Maximum Anniversary Value option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value option death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. This benefit is not available for election in Washington.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------




The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

TRANSFER FEE

We permit 18 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan

Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.



On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.


OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.



As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American

Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  SunAmerica Annuity and Life Assurance Company Financial Statements
  American Home Statutory Basis Financial Statements
  American International Group, Inc. Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                   4/30/02       4/30/03       4/30/04       4/30/05       4/30/06       4/30/07       4/30/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$10.166    (a)$7.753     (a)$6.307     (a)$7.730     (a)$8.508     (a)$10.498    (a)$11.869
                                (b)$10.162    (b)$7.740     (b)$6.281     (b)$7.67      (b)$8.430     (b)$10.376    (b)$11.702
  Ending AUV..................  (a)$7.753     (a)$6.307     (a)$7.730     (a)$8.508     (a)$10.498    (a)$11.869    (a)$9.638
                                (b)$7.740     (b)$6.281     (b)$7.678     (b)$8.430     (b)$10.376    (b)$11.702    (b)$9.478
  Ending Number of AUs........  (a)207,493    (a)142,222    (a)180,321    (a)200,065    (a)229,246    (a)219,154    (a)194,796
                                (b)1,492      (b)6,373      (b)12,138     (b)11,309     (b)14,586     (b)29,729     (b)25,884
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$8.502     (a)$6.812     (a)$5.728     (a)$6.430     (a)$6.523     (a)$8.324     (a)$8.527
                                (b)$8.498     (b)$6.791     (b)$5.697     (b)$6.379     (b)$6.455     (b)$8.216     (b)$8.395
  Ending AUV..................  (a)$6.812     (a)$5.728     (a)$6.430     (a)$6.523     (a)$8.324     (a)$8.527     (a)$8.511
                                (b)$6.791     (b)$5.697     (b)$6.379     (b)$6.455     (b)$8.216     (b)$8.395     (b)$8.359
  Ending Number of AUs........  (a)2,695,963  (a)2,297,444  (a)1,944,993  (a)1,483,547  (a)1,202,972  (a)1,024,731  (a)854,308
                                (b)111,553    (b)133,969    (b)138,351    (b)117,667    (b)107,665    (b)80,533     (b)68,051
--------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
  Beginning AUV...............  (a)$9.975     (a)$9.613     (a)$9.320     (a)$11.082    (a)$11.779    (a)$13.001    (a)$14.435
                                (b)$9.975     (b)$9.590     (b)$9.274     (b)$10.999    (b)$11.661    (b)$12.839    (b)$14.221
  Ending AUV..................  (a)$9.613     (a)$9.320     (a)$11.082    (a)$11.779    (a)$13.001    (a)$14.435    (a)$14.447
                                (b)$9.590     (b)$9.274     (b)$10.999    (b)$11.661    (b)$12.839    (b)$14.221    (b)$14.197
  Ending Number of AUs........  (a)245,567    (a)246,399    (a)324,870    (a)391,287    (a)456,585    (a)486,982    (a)481,226
                                (b)23,126     (b)24,587     (b)12,280     (b)13,285     (b)13,025     (b)11,140     (b)23,967
--------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(formerly SunAmerica Balanced)
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$9.336     (a)$8.175     (a)$7.437     (a)$8.207     (a)$8.489     (a)$9.096     (a)$10.180
                                (b)$9.333     (b)$8.152     (b)$7.398     (b)$8.143     (b)$8.401     (b)$8.980     (b)$10.025
  Ending AUV..................  (a)$8.175     (a)$7.437     (a)$8.207     (a)$8.489     (a)$9.096     (a)$10.180    (a)$9.784
                                (b)$8.152     (b)$7.398     (b)$8.143     (b)$8.401     (b)$8.980     (b)$10.025    (b)$9.612
  Ending Number of AUs........  (a)632,064    (a)550,347    (a)530,846    (a)538,668    (a)515,685    (a)483,642    (a)435,401
                                (b)19,591     (b)24,362     (b)27,544     (b)30,592     (b)28,856     (b)22,712     (b)17,549
--------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
  Beginning AUV...............  (a)$7.109     (a)$5.642     (a)$4.604     (a)$5.371     (a)$5.292     (a)$5.884     (a)$6.488
                                (b)$7.105     (b)$5.625     (b)$4.578     (b)$5.327     (b)$5.236     (b)$5.808     (b)$6.387
  Ending AUV..................  (a)$5.642     (a)$4.604     (a)$5.371     (a)$5.292     (a)$5.884     (a)$6.488     (a)$6.476
                                (b)$5.625     (b)$4.578     (b)$5.327     (b)$5.236     (b)$5.808     (b)$6.387     (b)$6.359
  Ending Number of AUs........  (a)109,746    (a)155,299    (a)177,965    (a)241,276    (a)260,028    (a)270,415    (a)232,124
                                (b)10,661     (b)9,776      (b)23,464     (b)27,066     (b)28,597     (b)19,462     (b)16,625
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$11.590    (a)$9.861     (a)$8.681     (a)$10.676    (a)$10.759    (a)$13.607    (a)$14.924
                                (b)$11.585    (b)$9.822     (b)$8.625     (b)$10.581    (b)$10.637    (b)$13.419    (b)$14.681
  Ending AUV..................  (a)$9.861     (a)$8.681     (a)$10.676    (a)$10.759    (a)$13.607    (a)$14.924    (a)$16.248
                                (b)$9.822     (b)$8.625     (b)$10.581    (b)$10.637    (b)$13.419    (b)$14.681    (b)$15.943
  Ending Number of AUs........  (a)2,010,220  (a)2,242,839  (a)3,348,839  (a)5,011,960  (a)6,697,364  (a)7,129,711  (a)6,384,153
                                (b)112,490    (b)193,637    (b)339,695    (b)470,268    (b)526,791    (b)526,320    (b)494,392
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(formerly Goldman Sachs Research)
(Inception Date - 8/1/00)
  Beginning AUV...............  (a)$8.715     (a)$6.088     (a)$5.244     (a)$6.436     (a)$6.560     (a)$7.678     (a)$8.798
                                (b)$8.716     (b)$6.072     (b)$5.216     (b)$6.386     (b)$6.493     (b)$7.580     (b)$8.664
  Ending AUV..................  (a)$6.088     (a)$5.244     (a)$6.436     (a)$6.560     (a)$7.678     (a)$8.798     (a)$8.964
                                (b)$6.072     (b)$5.216     (b)$6.386     (b)$6.493     (b)$7.580     (b)$8.664     (b)$8.806
  Ending Number of AUs........  (a)80,348     (a)76,812     (a)117,350    (a)166,184    (a)235,585    (a)235,114    (a)205,959
                                (b)7,463      (b)10,045     (b)10,208     (b)12,093     (b)13,250     (b)12,209     (b)11,087
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR   FISCAL YEAR    8 MONTHS     FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED
                                   4/30/09       4/30/10      12/31/10      12/31/11
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$9.638     (a)$5.247     (a)$7.819     (a)$8.424
                                (b)$9.478     (b)$5.147     (b)$7.651     (b)$8.230
  Ending AUV..................  (a)$5.247     (a)$7.819     (a)$8.424     (a)$8.188
                                (b)$5.147     (b)$7.651     (b)$8.230     (b)$7.979
  Ending Number of AUs........  (a)158,071    (a)147,180    (a)126,378    (a)111,402
                                (b)24,463     (b)28,096     (b)29,485     (b)29,874
--------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$8.511     (a)$5.846     (a)$7.870     (a)$8.368
                                (b)$8.359     (b)$5.727     (b)$7.690     (b)$8.164
  Ending AUV..................  (a)$5.846     (a)$7.870     (a)$8.368     (a)$8.107
                                (b)$5.727     (b)$7.690     (b)$8.164     (b)$7.889
  Ending Number of AUs........  (a)652,110    (a)566,485    (a)479,042    (a)371,570
                                (b)52,827     (b)41,321     (b)35,902     (b)24,342
--------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
  Beginning AUV...............  (a)$14.447    (a)$11.306    (a)$14.494    (a)$15.507
                                (b)$14.197    (b)$11.083    (b)$14.172    (b)$15.137
  Ending AUV..................  (a)$11.306    (a)$14.494    (a)$15.507    (a)$15.518
                                (b)$11.083    (b)$14.172    (b)$15.137    (b)$15.110
  Ending Number of AUs........  (a)472,482    (a)417,402    (a)435,388    (a)400,609
                                (b)10,616     (b)29,181     (b)36,216     (b)29,487
--------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(formerly SunAmerica Balanced)
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$9.784     (a)$7.537     (a)$9.691     (a)$10.219
                                (b)$9.612     (b)$7.385     (b)$9.471     (b)$9.973
  Ending AUV..................  (a)$7.537     (a)$9.691     (a)$10.219    (a)$10.363
                                (b)$7.385     (b)$9.471     (b)$9.973     (b)$10.087
  Ending Number of AUs........  (a)413,958    (a)363,058    (a)342,428    (a)337,401
                                (b)10,146     (b)5,649      (b)6,322      (b)8,970
--------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
  Beginning AUV...............  (a)$6.476     (a)$4.444     (a)$5.916     (a)$6.334
                                (b)$6.359     (b)$4.353     (b)$5.781     (b)$6.179
  Ending AUV..................  (a)$4.444     (a)$5.916     (a)$6.334     (a)$5.929
                                (b)$4.353     (b)$5.781     (b)$6.179     (b)$5.770
  Ending Number of AUs........  (a)199,082    (a)183,359    (a)161,906    (a)167,095
                                (b)12,454     (b)13,361     (b)7,167      (b)7,150
--------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$16.248    (a)$10.626    (a)$15.398    (a)$17.437
                                (b)$15.943    (b)$10.400    (b)$15.033    (b)$16.996
  Ending AUV..................  (a)$10.626    (a)$15.398    (a)$17.437    (a)$16.071
                                (b)$10.400    (b)$15.033    (b)$16.996    (b)$15.626
  Ending Number of AUs........  (a)5,358,232  (a)4,556,222  (a)4,053,589  (a)3,319,573
                                (b)423,691    (b)375,032    (b)344,101    (b)297,984
--------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(formerly Goldman Sachs Research)
(Inception Date - 8/1/00)
  Beginning AUV...............  (a)$8.964     (a)$5.567     (a)$7.431     (a)$7.879
                                (b)$8.806     (b)$5.454     (b)$7.263     (b)$7.688
  Ending AUV..................  (a)$5.567     (a)$7.431     (a)$7.879     (a)$7.710
                                (b)$5.454     (b)$7.263     (b)$7.688     (b)$7.504
  Ending Number of AUs........  (a)201,408    (a)202,762    (a)181,418    (a)134,214
                                (b)10,495     (b)15,229     (b)15,964     (b)13,787
--------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature

                                 FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                   4/30/02       4/30/03       4/30/04       4/30/05       4/30/06       4/30/07       4/30/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$10.707    (a)$10.891    (a)$10.923    (a)$10.891    (a)$10.945    (a)$11.225    (a)$11.679
                                (b)$10.710    (b)$10.886    (b)$10.891    (b)$10.832    (b)$10.857    (b)$11.107    (b)$11.527
  Ending AUV..................  (a)$10.891    (a)$10.923    (a)$10.891    (a)$10.945    (a)$11.225    (a)$11.679    (a)$11.983
                                (b)$10.886    (b)$10.891    (b)$10.832    (b)$10.857    (b)$11.107    (b)$11.527    (b)$11.797
  Ending Number of AUs........  (a)171,876    (a)321,915    (a)375,789    (a)510,350    (a)804,706    (a)1,151,031  (a)1,842,296
                                (b)5,858      (b)43,742     (b)44,481     (b)31,888     (b)27,078     (b)29,290     (b)42,730
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
  Beginning AUV...............  (a)$10.740    (a)$11.343    (a)$12.402    (a)$13.215    (a)$13.780    (a)$14.029    (a)$15.115
                                (b)$10.734    (b)$11.305    (b)$12.330    (b)$13.105    (b)$13.631    (b)$13.843    (b)$14.877
  Ending AUV..................  (a)$11.343    (a)$12.402    (a)$13.215    (a)$13.780    (a)$14.029    (a)$15.115    (a)$15.651
                                (b)$11.305    (b)$12.330    (b)$13.105    (b)$13.631    (b)$13.843    (b)$14.877    (b)$15.366
  Ending Number of AUs........  (a)208,179    (a)428,783    (a)1,216,579  (a)2,764,553  (a)4,562,372  (a)5,124,405  (a)5,319,463
                                (b)40,808     (b)62,702     (b)142,952    (b)234,296    (b)337,270    (b)338,576    (b)324,625
--------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$10.816    (a)$9.889     (a)$8.635     (a)$11.288    (a)$12.307    (a)$14.337    (a)$16.394
                                (b)$10.807    (b)$9.857     (b)$8.585     (b)$11.195    (b)$12.175    (b)$14.148    (b)$16.138
  Ending AUV..................  (a)$9.889     (a)$8.635     (a)$11.288    (a)$12.307    (a)$14.337    (a)$16.394    (a)$15.814
                                (b)$9.857     (b)$8.585     (b)$11.195    (b)$12.175    (b)$14.148    (b)$16.138    (b)$15.528
  Ending Number of AUs........  (a)3,277,861  (a)3,552,389  (a)4,219,824  (a)5,266,766  (a)6,702,969  (a)6,832,256  (a)6,089,708
                                (b)167,991    (b)274,799    (b)431,379    (b)543,292    (b)611,298    (b)596,588    (b)520,007
--------------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
  Beginning AUV...............  (a)$10.714    (a)$11.602    (a)$10.025    (a)$12.541    (a)$12.817    (a)$13.611    (a)$15.911
                                (b)$10.714    (b)$11.592    (b)$9.991     (b)$12.467    (b)$12.709    (b)$13.462    (b)$15.698
  Ending AUV..................  (a)$11.602    (a)$10.025    (a)$12.541    (a)$12.817    (a)$13.611    (a)$15.911    (a)$14.886
                                (b)$11.592    (b)$9.991     (b)$12.467    (b)$12.709    (b)$13.462    (b)$15.698    (b)$14.651
  Ending Number of AUs........  (a)69,011     (a)74,185     (a)60,730     (a)71,462     (a)65,695     (a)63,762     (a)49,387
                                (b)1,004      (b)11,035     (b)8,220      (b)5,785      (b)6,606      (b)7,875      (b)7,345
--------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV...............  (a)$8.062     (a)$8.844     (a)$7.355     (a)$11.021    (a)$13.611    (a)$22.326    (a)$26.060
                                (b)$8.072     (b)$8.832     (b)$7.327     (b)$10.952    (b)$13.492    (b)$22.076    (b)$25.703
  Ending AUV..................  (a)$8.844     (a)$7.355     (a)$11.021    (a)$13.611    (a)$22.326    (a)$26.060    (a)$31.527
                                (b)$8.832     (b)$7.327     (b)$10.952    (b)$13.492    (b)$22.076    (b)$25.703    (b)$31.018
  Ending Number of AUs........  (a)132,773    (a)102,396    (a)81,009     (a)83,882     (a)196,270    (a)218,900    (a)225,490
                                (b)6,718      (b)10,925     (b)6,243      (b)8,275      (b)22,819     (b)20,359     (b)22,109
--------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(formerly Federated American Leaders)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$10.676    (a)$9.858     (a)$8.200     (a)$10.153    (a)$10.805    (a)$12.091    (a)$13.548
                                (b)$10.674    (b)$9.829     (b)$8.156     (b)$10.073    (b)$10.694    (b)$11.936    (b)$13.342
  Ending AUV..................  (a)$9.858     (a)$8.200     (a)$10.153    (a)$10.805    (a)$12.091    (a)$13.548    (a)$12.514
                                (b)$9.829     (b)$8.156     (b)$10.073    (b)$10.694    (b)$11.936    (b)$13.342    (b)$12.293
  Ending Number of AUs........  (a)469,139    (a)560,019    (a)833,201    (a)1,123,719  (a)1,357,985  (a)1,293,204  (a)1,154,811
                                (b)21,853     (b)24,706     (b)44,202     (b)69,259     (b)87,605     (b)81,921     (b)75,415
--------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$8.383     (a)$6.571     (a)$5.480     (a)$6.333     (a)$6.216     (a)$7.239     (a)$7.582
                                (b)$8.380     (b)$6.553     (b)$5.451     (b)$6.284     (b)$6.153     (b)$7.147     (b)$7.467
  Ending AUV..................  (a)$6.571     (a)$5.480     (a)$6.333     (a)$6.216     (a)$7.239     (a)$7.582     (a)$8.114
                                (b)$6.553     (b)$5.451     (b)$6.284     (b)$6.153     (b)$7.147     (b)$7.467     (b)$7.971
  Ending Number of AUs........  (a)953,847    (a)817,468    (a)1,063,200  (a)1,613,813  (a)1,580,172  (a)1,420,199  (a)1,254,384
                                (b)25,257     (b)22,523     (b)93,442     (b)143,580    (b)156,143    (b)125,407    (b)103,150
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR   FISCAL YEAR    8 MONTHS     FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED
                                   4/30/09       4/30/10      12/31/10      12/31/11
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$11.983    (a)$11.954    (a)$11.845    (a)$11.759
                                (b)$11.797    (b)$11.740    (b)$11.603    (b)$11.499
  Ending AUV..................  (a)$11.954    (a)$11.845    (a)$11.759    (a)$11.627
                                (b)$11.740    (b)$11.603    (b)$11.499    (b)$11.342
  Ending Number of AUs........  (a)2,984,921  (a)1,192,912  (a)984,528    (a)1,184,921
                                (b)118,712    (b)53,420     (b)66,734     (b)62,533
--------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
  Beginning AUV...............  (a)$15.651    (a)$15.160    (a)$19.281    (a)$20.177
                                (b)$15.366    (b)$14.847    (b)$18.835    (b)$19.678
  Ending AUV..................  (a)$15.160    (a)$19.281    (a)$20.177    (a)$21.289
                                (b)$14.847    (b)$18.835    (b)$19.678    (b)$20.711
  Ending Number of AUs........  (a)4,476,930  (a)3,803,604  (a)3,392,778  (a)2,799,036
                                (b)301,435    (b)257,190    (b)222,389    (b)194,787
--------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$15.814    (a)$10.090    (a)$13.904    (a)$14.791
                                (b)$15.528    (b)$9.883     (b)$13.584    (b)$14.427
  Ending AUV..................  (a)$10.090    (a)$13.904    (a)$14.791    (a)$14.046
                                (b)$9.883     (b)$13.584    (b)$14.427    (b)$13.666
  Ending Number of AUs........  (a)5,007,070  (a)4,286,132  (a)3,781,992  (a)3,088,508
                                (b)434,075    (b)361,172    (b)326,827    (b)280,607
--------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
  Beginning AUV...............  (a)$14.886    (a)$10.204    (a)$14.037    (a)$15.119
                                (b)$14.651    (b)$10.018    (b)$13.745    (b)$14.780
  Ending AUV..................  (a)$10.204    (a)$14.037    (a)$15.119    (a)$16.892
                                (b)$10.018    (b)$13.745    (b)$14.780    (b)$16.473
  Ending Number of AUs........  (a)48,761     (a)62,623     (a)55,259     (a)81,882
                                (b)8,358      (b)4,792      (b)4,760      (b)6,655
--------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
  Beginning AUV...............  (a)$31.527    (a)$16.855    (a)$25.785    (a)$29.824
                                (b)$31.018    (b)$16.542    (b)$25.242    (b)$29.147
  Ending AUV..................  (a)$16.855    (a)$25.785    (a)$29.824    (a)$21.857
                                (b)$16.542    (b)$25.242    (b)$29.147    (b)$21.308
  Ending Number of AUs........  (a)149,412    (a)165,853    (a)177,003    (a)141,502
                                (b)17,949     (b)21,735     (b)20,450     (b)17,829
--------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(formerly Federated American Leaders)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$12.514    (a)$8.514     (a)$11.310    (a)$12.354
                                (b)$12.293    (b)$8.343     (b)$11.055    (b)$12.055
  Ending AUV..................  (a)$8.514     (a)$11.310    (a)$12.354    (a)$12.237
                                (b)$8.343     (b)$11.055    (b)$12.055    (b)$11.910
  Ending Number of AUs........  (a)945,466    (a)779,174    (a)682,677    (a)547,143
                                (b)63,546     (b)54,638     (b)51,542     (b)40,750
--------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$8.114     (a)$4.830     (a)$6.482     (a)$7.243
                                (b)$7.971     (b)$4.732     (b)$6.336     (b)$7.068
  Ending AUV..................  (a)$4.830     (a)$6.482     (a)$7.243     (a)$6.788
                                (b)$4.732     (b)$6.336     (b)$7.068     (b)$6.607
  Ending Number of AUs........  (a)1,014,942  (a)826,958    (a)749,436    (a)619,790
                                (b)88,358     (b)68,051     (b)59,962     (b)51,425
--------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature

                                 FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                   4/30/02       4/30/03       4/30/04       4/30/05       4/30/06       4/30/07       4/30/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$11.015    (a)$11.307    (a)$12.105    (a)$12.246    (a)$12.807    (a)$13.176    (a)$13.601
                                (b)$11.012    (b)$11.275    (b)$12.040    (b)$12.149    (b)$12.675    (b)$13.007    (b)$13.393
  Ending AUV..................  (a)$11.307    (a)$12.105    (a)$12.246    (a)$12.807    (a)$13.176    (a)$13.601    (a)$15.509
                                (b)$11.275    (b)$12.040    (b)$12.149    (b)$12.675    (b)$13.007    (b)$13.393    (b)$15.234
  Ending Number of AUs........  (a)45,752     (a)74,019     (a)141,130    (a)271,920    (a)456,308    (a)555,693    (a)987,994
                                (b)4,201      (b)6,954      (b)11,858     (b)23,374     (b)23,310     (b)50,762     (b)72,301
--------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
  Beginning AUV...............  (a)$8.651     (a)$7.071     (a)$5.740     (a)$6.936     (a)$7.351     (a)$9.906     (a)$11.588
                                (b)$8.647     (b)$7.051     (b)$5.710     (b)$6.882     (b)$7.275     (b)$9.780     (b)$11.411
  Ending AUV..................  (a)$7.071     (a)$5.740     (a)$6.936     (a)$7.351     (a)$9.906     (a)$11.588    (a)$11.209
                                (b)$7.051     (b)$5.710     (b)$6.882     (b)$7.275     (b)$9.780     (b)$11.411    (b)$11.011
  Ending Number of AUs........  (a)628,393    (a)477,240    (a)388,668    (a)293,259    (a)338,904    (a)365,204    (a)343,415
                                (b)9,687      (b)9,781      (b)7,971      (b)7,970      (b)13,209     (b)20,476     (b)17,316
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...............  (a)$11.181    (a)$11.876    (a)$12.783    (a)$12.811    (a)$13.283    (a)$13.204    (a)$13.949
                                (b)$11.175    (b)$11.840    (b)$12.713    (b)$12.709    (b)$13.145    (b)$13.034    (b)$13.735
  Ending AUV..................  (a)$11.876    (a)$12.783    (a)$12.811    (a)$13.283    (a)$13.204    (a)$13.949    (a)$14.672
                                (b)$11.840    (b)$12.713    (b)$12.709    (b)$13.145    (b)$13.034    (b)$13.735    (b)$14.411
  Ending Number of AUs........  (a)429,130    (a)1,104,627  (a)1,717,250  (a)2,798,749  (a)4,110,902  (a)4,489,941  (a)4,715,497
                                (b)22,384     (b)71,303     (b)138,314    (b)210,678    (b)266,251    (b)282,689    (b)266,063
--------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
  Beginning AUV...............  (a)$6.857     (a)$5.010     (a)$3.637     (a)$4.409     (a)$4.383     (a)$6.010     (a)$5.969
                                (b)$6.857     (b)$5.241     (b)$3.833     (b)$4.634     (b)$4.595     (b)$6.284     (b)$6.226
  Ending AUV..................  (a)$5.010     (a)$3.637     (a)$4.409     (a)$4.383     (a)$6.010     (a)$5.969     (a)$6.128
                                (b)$5.241     (b)$3.833     (b)$4.634     (b)$4.595     (b)$6.284     (b)$6.226     (b)$6.377
  Ending Number of AUs........  (a)75,693     (a)48,013     (a)54,926     (a)63,432     (a)169,812    (a)172,051    (a)169,705
                                (b)5          (b)317        (b)3,556      (b)2,026      (b)13,386     (b)9,454      (b)5,921
--------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$10.256    (a)$9.065     (a)$7.685     (a)$9.573     (a)$10.133    (a)$11.967    (a)$13.453
                                (b)$10.251    (b)$9.037     (b)$7.643     (b)$9.495     (b)$10.026    (b)$11.812    (b)$13.245
  Ending AUV..................  (a)$9.065     (a)$7.685     (a)$9.573     (a)$10.133    (a)$11.967    (a)$13.453    (a)$13.212
                                (b)$9.037     (b)$7.643     (b)$9.495     (b)$10.026    (b)$11.812    (b)$13.245    (b)$12.975
  Ending Number of AUs........  (a)1,102,754  (a)1,319,642  (a)2,235,693  (a)3,599,424  (a)4,943,646  (a)5,064,807  (a)4,363,301
                                (b)55,407     (b)97,032     (b)198,143    (b)280,792    (b)343,259    (b)318,256    (b)266,315
--------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$9.513     (a)$8.093     (a)$6.979     (a)$8.348     (a)$8.513     (a)$9.986     (a)$10.916
                                (b)$9.507     (b)$8.069     (b)$6.941     (b)$8.282     (b)$8.424     (b)$9.857     (b)$10.749
  Ending AUV..................  (a)$8.093     (a)$6.979     (a)$8.348     (a)$8.513     (a)$9.986     (a)$10.916    (a)$10.387
                                (b)$8.069     (b)$6.941     (b)$8.282     (b)$8.424     (b)$9.857     (b)$10.749    (b)$10.202
  Ending Number of AUs........  (a)2,296,734  (a)1,743,668  (a)1,520,053  (a)1,251,543  (a)1,162,523  (a)1,123,337  (a)1,071,583
                                (b)107,132    (b)109,068    (b)97,758     (b)91,889     (b)86,364     (b)76,329     (b)68,435
--------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$9.299     (a)$8.744     (a)$9.005     (a)$10.682    (a)$12.020    (a)$13.890    (a)$15.466
                                (b)$9.299     (b)$8.728     (b)$8.965     (b)$10.608    (b)$11.908    (b)$13.726    (b)$15.244
  Ending AUV..................  (a)$8.744     (a)$9.005     (a)$10.682    (a)$12.020    (a)$13.890    (a)$15.466    (a)$14.932
                                (b)$8.728     (b)$8.965     (b)$10.608    (b)$11.908    (b)$13.726    (b)$15.244    (b)$14.682
  Ending Number of AUs........  (a)182,420    (a)267,960    (a)587,922    (a)781,111    (a)870,580    (a)1,003,975  (a)915,032
                                (b)5,112      (b)18,202     (b)46,284     (b)53,321     (b)86,097     (b)71,905     (b)61,226
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
  Beginning AUV...............  (a)$7.958     (a)$6.634     (a)$4.641     (a)$6.156     (a)$6.854     (a)$9.171     (a)$10.589
                                (b)$7.953     (b)$6.614     (b)$4.616     (b)$6.111     (b)$6.788     (b)$9.060     (b)$10.434
  Ending AUV..................  (a)$6.634     (a)$4.641     (a)$6.156     (a)$6.854     (a)$9.171     (a)$10.589    (a)$10.894
                                (b)$6.614     (b)$4.616     (b)$6.111     (b)$6.788     (b)$9.060     (b)$10.434    (b)$10.709
  Ending Number of AUs........  (a)216,629    (a)204,331    (a)259,738    (a)292,725    (a)407,610    (a)502,103    (a)542,417
                                (b)1,943      (b)1,550      (b)11,443     (b)15,209     (b)24,395     (b)33,187     (b)36,558
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR   FISCAL YEAR    8 MONTHS     FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED
                                   4/30/09       4/30/10      12/31/10      12/31/11
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$15.509    (a)$14.851    (a)$16.518    (a)$17.429
                                (b)$15.234    (b)$14.551    (b)$16.144    (b)$17.006
  Ending AUV..................  (a)$14.851    (a)$16.518    (a)$17.429    (a)$18.275
                                (b)$14.551    (b)$16.144    (b)$17.006    (b)$17.787
  Ending Number of AUs........  (a)810,972    (a)703,939    (a)659,357    (a)598,083
                                (b)77,287     (b)86,785     (b)78,929     (b)66,709
--------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
  Beginning AUV...............  (a)$11.209    (a)$6.560     (a)$9.042     (a)$9.850
                                (b)$11.011    (b)$6.428     (b)$8.838     (b)$9.611
  Ending AUV..................  (a)$6.560     (a)$9.042     (a)$9.850     (a)$8.752
                                (b)$6.428     (b)$8.838     (b)$9.611     (b)$8.519
  Ending Number of AUs........  (a)265,221    (a)238,081    (a)225,255    (a)200,924
                                (b)12,226     (b)26,395     (b)24,907     (b)24,642
--------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...............  (a)$14.672    (a)$15.070    (a)$15.820    (a)$16.119
                                (b)$14.411    (b)$14.764    (b)$15.460    (b)$15.727
  Ending AUV..................  (a)$15.070    (a)$15.820    (a)$16.119    (a)$17.116
                                (b)$14.764    (b)$15.460    (b)$15.727    (b)$16.658
  Ending Number of AUs........  (a)4,367,656  (a)3,453,959  (a)3,101,039  (a)2,448,302
                                (b)256,603    (b)194,935    (b)182,365    (b)164,752
--------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
  Beginning AUV...............  (a)$6.128     (a)$4.210     (a)$5.707     (a)$6.281
                                (b)$6.377     (b)$4.369     (b)$5.908     (b)$6.492
  Ending AUV..................  (a)$4.210     (a)$5.707     (a)$6.281     (a)$6.081
                                (b)$4.369     (b)$5.908     (b)$6.492     (b)$6.269
  Ending Number of AUs........  (a)178,273    (a)260,390    (a)261,788    (a)240,248
                                (b)9,784      (b)21,785     (b)14,257     (b)14,229
--------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$13.212    (a)$8.461     (a)$11.909    (a)$12.648
                                (b)$12.975    (b)$8.288     (b)$11.637    (b)$12.339
  Ending AUV..................  (a)$8.461     (a)$11.909    (a)$12.648    (a)$11.757
                                (b)$8.288     (b)$11.637    (b)$12.339    (b)$11.441
  Ending Number of AUs........  (a)3,497,336  (a)2,916,670  (a)2,518,931  (a)2,028,986
                                (b)217,160    (b)190,696    (b)170,838    (b)140,634
--------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$10.387    (a)$6.508     (a)$8.551     (a)$9.088
                                (b)$10.202    (b)$6.376     (b)$8.356     (b)$8.866
  Ending AUV..................  (a)$6.508     (a)$8.551     (a)$9.088     (a)$9.762
                                (b)$6.376     (b)$8.356     (b)$8.866     (b)$9.500
  Ending Number of AUs........  (a)890,341    (a)719,988    (a)576,360    (a)467,904
                                (b)52,933     (b)37,313     (b)33,809     (b)29,007
--------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
  Beginning AUV...............  (a)$14.932    (a)$11.134    (a)$15.265    (a)$16.284
                                (b)$14.682    (b)$10.920    (b)$14.935    (b)$15.904
  Ending AUV..................  (a)$11.134    (a)$15.265    (a)$16.284    (a)$16.837
                                (b)$10.920    (b)$14.935    (b)$15.904    (b)$16.404
  Ending Number of AUs........  (a)866,989    (a)827,876    (a)727,864    (a)613,082
                                (b)78,241     (b)60,457     (b)54,483     (b)41,959
--------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
  Beginning AUV...............  (a)$10.894    (a)$6.298     (a)$8.456     (a)$9.291
                                (b)$10.709    (b)$6.176     (b)$8.271     (b)$9.072
  Ending AUV..................  (a)$6.298     (a)$8.456     (a)$9.291     (a)$7.867
                                (b)$6.176     (b)$8.271     (b)$9.072     (b)$7.662
  Ending Number of AUs........  (a)441,337    (a)502,684    (a)461,739    (a)376,656
                                (b)37,625     (b)34,041     (b)34,072     (b)32,348
--------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature

                                 FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                   4/30/02       4/30/03       4/30/04       4/30/05       4/30/06       4/30/07       4/30/08
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$9.717     (a)$8.498     (a)$6.648     (a)$9.079     (a)$10.236    (a)$13.867    (a)$16.291
                                (b)$9.715     (b)$8.476     (b)$6.614     (b)$9.011     (b)$10.133    (b)$13.694    (b)$16.048
  Ending AUV..................  (a)$8.498     (a)$6.648     (a)$9.079     (a)$10.236    (a)$13.867    (a)$16.291    (a)$15.490
                                (b)$8.476     (b)$6.614     (b)$9.011     (b)$10.133    (b)$13.694    (b)$16.048    (b)$15.220
  Ending Number of AUs........  (a)907,962    (a)837,785    (a)748,220    (a)872,379    (a)1,073,873  (a)1,344,863  (a)1,349,850
                                (b)20,303     (b)32,278     (b)35,769     (b)36,801     (b)47,834     (b)88,680     (b)112,607
--------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$9.736     (a)$8.225     (a)$7.039     (a)$8.136     (a)$8.858     (a)$10.312    (a)$11.608
                                (b)$9.735     (b)$8.203     (b)$7.003     (b)$8.074     (b)$8.768     (b)$10.182    (b)$11.434
  Ending AUV..................  (a)$8.225     (a)$7.039     (a)$8.136     (a)$8.858     (a)$10.312    (a)$11.608    (a)$11.697
                                (b)$8.203     (b)$7.003     (b)$8.074     (b)$8.768     (b)$10.182    (b)$11.434    (b)$11.493
  Ending Number of AUs........  (a)972,320    (a)902,075    (a)805,399    (a)671,759    (a)597,515    (a)520,392    (a)448,337
                                (b)66,103     (b)90,251     (b)91,094     (b)62,443     (b)53,995     (b)51,514     (b)44,335
--------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$11.789    (a)$11.859    (a)$11.289    (a)$12.842    (a)$13.850    (a)$14.899    (a)$16.733
                                (b)$11.782    (b)$11.821    (b)$11.226    (b)$12.738    (b)$13.703    (b)$14.704    (b)$16.474
  Ending AUV..................  (a)$11.859    (a)$11.289    (a)$12.842    (a)$13.850    (a)$14.899    (a)$16.733    (a)$16.059
                                (b)$11.821    (b)$11.226    (b)$12.738    (b)$13.703    (b)$14.704    (b)$16.474    (b)$15.771
  Ending Number of AUs........  (a)1,374,837  (a)2,391,121  (a)3,949,893  (a)6,359,705  (a)9,362,480  (a)9,897,648  (a)9,384,039
                                (b)94,278     (b)218,848    (b)432,049    (b)625,544    (b)723,784    (b)728,802    (b)671,642
--------------------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 1 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$13.193    (a)$8.269     (a)$5.884     (a)$7.834     (a)$7.605     (a)$9.270     (a)$9.488
                                (b)$13.188    (b)$8.244     (b)$5.852     (b)$7.772     (b)$7.525     (b)$9.151     (b)$9.343
  Ending AUV..................  (a)$8.269     (a)$5.884     (a)$7.834     (a)$7.605     (a)$9.270     (a)$9.488     (a)$9.688
                                (b)$8.244     (b)$5.852     (b)$7.772     (b)$7.525     (b)$9.151     (b)$9.343     (b)$9.515
  Ending Number of AUs........  (a)442,836    (a)449,234    (a)441,724    (a)428,891    (a)431,707    (a)396,768    (a)405,780
                                (b)25,484     (b)33,748     (b)35,097     (b)35,343     (b)31,078     (b)36,024     (b)35,432
--------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
  Beginning AUV...............  (a)$12.621    (a)$14.317    (a)$14.880    (a)$18.683    (a)$24.630    (a)$31.919    (a)$40.111
                                (b)$12.623    (b)$14.279    (b)$14.804    (b)$18.540    (b)$24.381    (b)$31.518    (b)$39.508
  Ending AUV..................  (a)$14.317    (a)$14.880    (a)$18.683    (a)$24.630    (a)$31.919    (a)$40.111    (a)$33.460
                                (b)$14.279    (b)$14.804    (b)$18.540    (b)$24.381    (b)$31.518    (b)$39.508    (b)$32.874
  Ending Number of AUs........  (a)69,705     (a)88,262     (a)108,473    (a)158,560    (a)272,232    (a)310,783    (a)216,984
                                (b)928        (b)3,919      (b)5,621      (b)13,970     (b)24,183     (b)28,275     (b)19,416
--------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
  Beginning AUV...............  (a)$4.375     (a)$2.507     (a)$1.815     (a)$2.174     (a)$2.063     (a)$2.413     (a)$2.448
                                (b)$4.375     (b)$2.499     (b)$1.805     (b)$2.157     (b)$2.041     (b)$2.381     (b)$2.410
  Ending AUV..................  (a)$2.507     (a)$1.815     (a)$2.174     (a)$2.063     (a)$2.413     (a)$2.448     (a)$2.419
                                (b)$2.499     (b)$1.805     (b)$2.157     (b)$2.041     (b)$2.381     (b)$2.410     (b)$2.375
  Ending Number of AUs........  (a)46,009     (a)58,799     (a)108,335    (a)126,057    (a)149,420    (a)130,818    (a)162,164
                                (b)3,185      (b)7,962      (b)13,639     (b)14,654     (b)20,618     (b)16,685     (b)15,492
--------------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...............  (a)$9.278     (a)$7.325     (a)$6.050     (a)$6.962     (a)$8.084     (a)$8.968     (a)$11.618
                                (b)$9.277     (b)$7.311     (b)$6.023     (b)$6.914     (b)$8.007     (b)$8.861     (b)$11.451
  Ending AUV..................  (a)$7.325     (a)$6.050     (a)$6.962     (a)$8.084     (a)$8.968     (a)$11.618    (a)$12.517
                                (b)$7.311     (b)$6.023     (b)$6.914     (b)$8.007     (b)$8.861     (b)$11.451    (b)$12.306
  Ending Number of AUs........  (a)77,161     (a)61,703     (a)40,778     (a)39,917     (a)33,835     (a)48,522     (a)63,422
                                (b)3,437      (b)3,965      (b)4,149      (b)4,376      (b)4,531      (b)4,531      (b)4,118
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - 11/10/99)
  Beginning AUV...............  (a)$9.735     (a)$9.735     (a)$10.471    (a)$11.563    (a)$12.571    (a)$13.892    (a)$15.277
4                               (b)$9.735     (b)$9.711     (b)$10.420    (b)$11.477    (b)$12.446    (b)$13.720    (b)$15.050
  Ending AUV..................  (a)$9.735     (a)$10.471    (a)$11.563    (a)$12.571    (a)$13.892    (a)$15.277    (a)$15.599
                                (b)$9.711     (b)$10.420    (b)$11.477    (b)$12.446    (b)$13.720    (b)$15.050    (b)$15.330
  Ending Number of AUs........  (a)42,247     (a)63,528     (a)126,343    (a)241,802    (a)338,864    (a)351,732    (a)353,212
                                (b)3,483      (b)6,051      (b)14,716     (b)17,004     (b)20,271     (b)20,442     (b)17,386
--------------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR   FISCAL YEAR    8 MONTHS     FISCAL YEAR
                                    ENDED         ENDED         ENDED         ENDED
                                   4/30/09       4/30/10      12/31/10      12/31/11
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------


INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$15.490    (a)$8.026     (a)$10.851    (a)$11.642
                                (b)$15.220    (b)$7.866     (b)$10.609    (b)$11.364
  Ending AUV..................  (a)$8.026     (a)$10.851    (a)$11.642    (a)$9.952
                                (b)$7.866     (b)$10.609    (b)$11.364    (b)$9.689
  Ending Number of AUs........  (a)869,397    (a)728,413    (a)676,602    (a)542,775
                                (b)68,061     (b)64,597     (b)60,719     (b)56,709
--------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$11.697    (a)$7.959     (a)$10.705    (a)$11.200
                                (b)$11.493    (b)$7.800     (b)$10.465    (b)$10.931
  Ending AUV..................  (a)$7.959     (a)$10.705    (a)$11.200    (a)$10.893
                                (b)$7.800     (b)$10.465    (b)$10.931    (b)$10.604
  Ending Number of AUs........  (a)346,626    (a)389,634    (a)372,994    (a)343,551
                                (b)41,953     (b)43,086     (b)31,973     (b)24,355
--------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 10/28/99)
  Beginning AUV...............  (a)$16.059    (a)$12.638    (a)$15.674    (a)$16.389
                                (b)$15.771    (b)$12.380    (b)$15.315    (b)$15.987
  Ending AUV..................  (a)$12.638    (a)$15.674    (a)$16.389    (a)$16.563
                                (b)$12.380    (b)$15.315    (b)$15.987    (b)$16.117
  Ending Number of AUs........  (a)7,512,483  (a)6,581,973  (a)5,939,601  (a)4,814,248
                                (b)588,212    (b)536,316    (b)472,466    (b)390,762
--------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 1 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 11/1/99)
  Beginning AUV...............  (a)$9.688     (a)$6.420     (a)$8.979     (a)$10.164
                                (b)$9.515     (b)$6.290     (b)$8.775     (b)$9.917
  Ending AUV..................  (a)$6.420     (a)$8.979     (a)$10.164    (a)$9.481
                                (b)$6.290     (b)$8.775     (b)$9.917     (b)$9.227
  Ending Number of AUs........  (a)332,920    (a)369,613    (a)382,344    (a)346,585
                                (b)28,782     (b)45,931     (b)42,261     (b)25,500
--------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
  Beginning AUV...............  (a)$33.460    (a)$16.906    (a)$26.381    (a)$27.713
                                (b)$32.874    (b)$16.569    (b)$25.790    (b)$27.047
  Ending AUV..................  (a)$16.906    (a)$26.381    (a)$27.713    (a)$29.718
                                (b)$16.569    (b)$25.790    (b)$27.047    (b)$28.931
  Ending Number of AUs........  (a)179,780    (a)138,210    (a)117,055    (a)104,510
                                (b)10,418     (b)9,267      (b)8,120      (b)7,305
--------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
  Beginning AUV...............  (a)$2.419     (a)$1.570     (a)$2.212     (a)$2.450
                                (b)$2.375     (b)$1.538     (b)$2.162     (b)$2.390
  Ending AUV..................  (a)$1.570     (a)$2.212     (a)$2.450     (a)$2.298
                                (b)$1.538     (b)$2.162     (b)$2.390     (b)$2.236
  Ending Number of AUs........  (a)149,338    (a)183,965    (a)152,843    (a)117,091
                                (b)11,983     (b)21,359     (b)21,974     (b)22,146
--------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
  Beginning AUV...............  (a)$12.517    (a)$7.819     (a)$10.555    (a)$11.790
                                (b)$12.306    (b)$7.668     (b)$10.325    (b)$11.515
  Ending AUV..................  (a)$7.819     (a)$10.555    (a)$11.790    (a)$12.422
                                (b)$7.668     (b)$10.325    (b)$11.515    (b)$12.103
  Ending Number of AUs........  (a)56,516     (a)45,651     (a)34,741     (a)46,633
                                (b)5,020      (b)4,534      (b)4,534      (b)4,305
--------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 1 Shares
(formerly Worldwide High Income)
(Inception Date - 11/10/99)
  Beginning AUV...............  (a)$15.599    (a)$16.622    (a)$18.317    (a)$18.795
4                               (b)$15.330    (b)$16.294    (b)$17.911    (b)$18.348
  Ending AUV..................  (a)$16.622    (a)$18.317    (a)$18.795    (a)$19.823
                                (b)$16.294    (b)$17.911    (b)$18.348    (b)$19.302
  Ending Number of AUs........  (a)795,037    (a)960,283    (a)1,094,823  (a)1,134,476
                                (b)34,458     (b)57,174     (b)59,499     (b)67,149
--------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 24, 2001:

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of the death.

     2.  MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is below age 90 at the time of death, the death benefit is greater of:

          a. The contract value at the time we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Purchase Payments since the Continuation Date minus withdrawals;
              or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments minus withdrawals recorded since that contract anniversary. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive contract value only.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------




On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

          I is the interest rate you are earning on the money invested in the Fixed Account;

          J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

          N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

          L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on the date your contract is
                            issued, the Free Look period is 30
                            days.
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on the date your contract
                            is issued, the Free Look period is 30
                            days.
------------------------------------------------------------------------------------
 Systematic Withdrawal      Minimum withdrawal amount is $250 per     Minnesota
                            withdrawal or the penalty free            Oregon
                            withdrawal amount.
------------------------------------------------------------------------------------
 Death Benefits             The Purchase Payment Accumulation death   Washington
                            benefit is not available.
------------------------------------------------------------------------------------
 Market Value Adjustment    L equal to 0.0025                         Florida
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts when you
                            surrender your contract or begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts when you make a
                            Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts when you begin
                            the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris(II) Asset Manager Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

This contract is no longer available for sale to new contract owners.


UNDERLYING FUNDS:                   MANAGED BY:
Aggressive Growth                   Wells Capital Management Incorporated
Alliance Growth                     AllianceBernstein L.P.
American Funds Asset Allocation(1)  Capital Research and Management Company
American Funds Global Growth(1)     Capital Research and Management Company
American Funds Growth-Income(1)     Capital Research and Management Company
American Funds Growth(1)            Capital Research and Management Company
Asset Allocation                    Edge Asset Management, Inc.
Balanced                            J.P. Morgan Investment Management Inc.
Blue Chip Growth                    SunAmerica Asset Management Corp.
Capital Appreciation                Wellington Management Company, LLP
Capital Growth                      OppenheimerFunds, Inc.
Cash Management                     BofA Advisors, LLC
Corporate Bond                      Federated Investment Management Company
Davis Venture Value                 Davis Selected Advisers, L.P.
"Dogs" of Wall Street(2)            SunAmerica Asset Management Corp.
Emerging Markets                    Putnam Investment Management, LLC
Equity Opportunities                OppenheimerFunds, Inc.
Foreign Value                       Templeton Investment Counsel, LLC
Franklin Income Securities Fund     Franklin Advisers, Inc.
Franklin Templeton VIP Founding     Franklin Templeton Services, LLC(3)
  Funds Allocation Fund
Fundamental Growth                  Wells Capital Management Incorporated
Global Bond                         Goldman Sachs Asset Management International
Global Equities                     J.P. Morgan Investment Management Inc.
Government and Quality Bond         Wellington Management Company, LLP
Growth                              Wellington Management Company, LLP
Growth-Income                       J.P. Morgan Investment Management Inc.
Growth Opportunities                Invesco Advisers, Inc.
High-Yield Bond                     PineBridge Investments LLC
International Diversified Equities  Morgan Stanley Investment Management, Inc.
International Growth and Income     Putnam Investment Management, LLC
Invesco Van Kampen V.I. American    Invesco Advisers, Inc.
  Franchise Fund, Series II
  Shares(4)
Invesco Van Kampen V.I. Comstock    Invesco Advisers, Inc.
  Fund, Series II Shares
Invesco Van Kampen V.I. Growth and  Invesco Advisers, Inc.
  Income Fund, Series II Shares
Lord Abbett Growth and Income       Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock(5)        Lord, Abbett & Co. LLC
Marsico Focused Growth              Marsico Capital Management, LLC
MFS Massachusetts Investors         Massachusetts Financial Services Company
  Trust(2)
MFS Total Return                    Massachusetts Financial Services Company
Mid-Cap Growth                      J.P. Morgan Investment Management Inc.
Natural Resources                   Wellington Management Company, LLP
Real Estate                         Davis Selected Advisers, L.P.
Real Return                         Wellington Management Company, LLP
Small & Mid Cap Value               AllianceBernstein L.P.
Small Company Value                 Franklin Advisory Services, LLC
Technology                          Columbia Management Investment Advisers, LLC
Telecom Utility                     Massachusetts Financial Services Company
Total Return Bond                   Pacific Investment Management Company LLC

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.


(4) On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.



(5) On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
      Maximum Owner Transaction Expenses..................................       5
      Maximum Sales Charge................................................       5
      Maximum Withdrawal Charges..........................................       5
      Contract Maintenance Fee............................................       5
      Separate Account Annual Expenses....................................       5
      Additional Optional Feature Fees....................................       5
         Optional MarketLock Income Plus Fee...............................      5
         Optional MarketLock For Life Plus Fee.............................      5
         Optional MarketLock Fee...........................................      5
      Underlying Fund Expenses............................................       5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY...................      7
PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY..........      7
      Allocation of Purchase Payments.....................................       8
      Accumulation Units..................................................       9
      Right to Examine....................................................       9
      Exchange Offers.....................................................      10
      Important Information for Military Servicemembers...................      10
INVESTMENT OPTIONS.........................................................     10
      Variable Portfolios.................................................      10
         AIM Variable Insurance Funds
                    (Invesco Variable Insurance Funds).....................     11
         American Funds Insurance Series...................................     11
         Anchor Series Trust...............................................     11
         Franklin Templeton Variable Insurance Products Trust..............     11
         Lord Abbett Series Fund, Inc......................................     11
         Seasons Series Trust..............................................     11
         SunAmerica Series Trust...........................................     11
      Substitution, Addition or Deletion of Variable Portfolios...........      13
      Fixed Accounts......................................................      13
      Dollar Cost Averaging Fixed Accounts................................      13
      Dollar Cost Averaging Program.......................................      14
      Polaris Portfolio Allocator Program.................................      14
      Transfers During the Accumulation Phase.............................      15
      Automatic Asset Rebalancing Program.................................      19
      Voting Rights.......................................................      19
ACCESS TO YOUR MONEY.......................................................     19
      Systematic Withdrawal Program.......................................      20
      Minimum Contract Value..............................................      20
      Qualified Contract Owners...........................................      20
OPTIONAL LIVING BENEFITS...................................................     20
      MarketLock Income Plus..............................................      20
      MarketLock For Life Plus............................................      27
      MarketLock..........................................................      34
DEATH BENEFITS.............................................................     39
      Spousal Continuation................................................      41
EXPENSES...................................................................     42
      Separate Account Expenses...........................................      42
      Sales Charge........................................................      42
      Underlying Fund Expenses............................................      44
      Contract Maintenance Fee............................................      44
      Transfer Fee........................................................      44
      Optional MarketLock Income Plus Fee.................................      44
      Optional MarketLock For Life Plus Fee...............................      45
      Optional MarketLock Fee.............................................      45
      Premium Tax.........................................................      45
      Income Taxes........................................................      45
      Reduction or Elimination of Fees, Expenses
               and Additional Amounts Credited.............................     45
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     46
ANNUITY INCOME OPTIONS.....................................................     47
      The Income Phase....................................................      47
      Annuity Income Options..............................................      48
      Fixed or Variable Annuity Income Payments...........................      48
      Annuity Income Payments.............................................      48
      Transfers During the Income Phase...................................      49
      Deferment of Payments...............................................      49
TAXES......................................................................     49
      Annuity Contracts in General........................................      49
      Tax Treatment of Distributions - Non-Qualified Contracts............      50
      Tax Treatment of Distributions - Qualified Contracts................      50
      Required Minimum Distributions......................................      51
      Tax Treatment of Death Benefits.....................................      52
      Tax Treatment of Optional Living Benefits...........................      52
      Contracts Owned by a Trust or Corporation...........................      52
      Gifts, Pledges and/or Assignments of a Contract.....................      52
      Diversification and Investor Control................................      52
OTHER INFORMATION..........................................................     53
      The Distributor.....................................................      53
      The Company.........................................................      53
      The Separate Account................................................      54
      The General Account.................................................      54
      Financial Statements................................................      55
      Administration......................................................      55
      Legal Proceedings...................................................      55
      Registration Statements.............................................      56
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     56
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29,
  2006.....................................................................    B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
  2008.....................................................................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH
  BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.......................    F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED
  PRIOR TO NOVEMBER 9, 2009................................................    G-1
APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR
  AFTER NOVEMBER 9, 2009...................................................    H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.



DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(as a percentage of each Gross Purchase
  Payment)(2)............................   5.75%


MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Gross Purchase
  Payment)(3)............................   0.50%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(4).......................................  $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Fee............................           0.85%
  Optional EstatePlus Fee(5)......................           0.25%
                                                             -----
     Total Separate Account Annual Expenses.......           1.10%
                                                             =====



ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.85%
For Two Covered Persons...........................           1.10%


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.75%
For Two Covered Persons...........................           1.00%


OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)

                                                        ANNUALIZED FEE
                                                     --------------------
All years in which the feature is in effect.......           0.50%


UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2012)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                          MINIMUM   MAXIMUM
----------------------------         -------   -------
(expenses that are deducted from
Trust assets, including management
fees, 12b-1 fees, if applicable,
and other expenses)...............    0.53%     1.57%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.
(2) Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE SEE EXPENSES SECTION BELOW.

                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED IN SALES       PERCENTAGE OF GROSS
CHARGE SECTION)                           PURCHASE PAYMENT INVESTED
--------------------------------------    -------------------------
Less than $50,000.......................             5.75%
$50,000 but less than $100,000..........             4.75%
$100,000 but less than $250,000.........             3.50%
$250,000 but less than $500,000.........             2.50%
$500,000 but less than $1,000,000.......             2.00%
$1,000,000 or more......................             0.50%




(3) A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.
(4) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.
(5) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.
(6) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.
(7) MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.

(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.57%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $937      $1,674     $2,429     $4,395



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $937      $1,674     $2,429     $4,395





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $712      $1,001     $1,312     $2,190



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $712      $1,001     $1,312     $2,190



EXPLANATION OF EXPENSE EXAMPLES


1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARIS(II) A-CLASS PLATINUM SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARIS(II) A-CLASS PLATINUM
                             SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                              MINIMUM            AUTOMATIC
                      MINIMUM INITIAL       SUBSEQUENT          SUBSEQUENT
                      GROSS PURCHASE      GROSS PURCHASE      GROSS PURCHASE
                          PAYMENT             PAYMENT             PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------




We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.



If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable

Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                       MANAGED BY:                                     TRUST     ASSET CLASS
----------------                       -----------                                     -----     -----------
Aggressive Growth                      Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                        AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation        Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth           Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income           Capital Research and Management Company         AFIS      STOCK
American Funds Growth                  Capital Research and Management Company         AFIS      STOCK
Asset Allocation                       Edge Asset Management, Inc.                     AST       BALANCED
Balanced                               J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                       SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                   Wellington Management Company, LLP              AST       STOCK
Capital Growth                         OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                        BofA Advisors, LLC                              SAST      CASH
Corporate Bond                         Federated Investment Management Company         SAST      BOND
Davis Venture Value                    Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                  SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                       Putnam Investment Management, LLC               SAST      STOCK
Equity Opportunities                   OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                          Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund        Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding        Franklin Templeton Services, LLC                FTVIPT    BALANCED
  Funds Allocation Fund
Fundamental Growth                     Wells Capital Management Incorporated           SAST      STOCK
Global Bond                            Goldman Sachs Asset Management International    SAST      BOND
Global Equities                        J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond            Wellington Management Company, LLP              AST       BOND
Growth                                 Wellington Management Company, LLP              AST       STOCK
Growth-Income                          J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                   Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                        PineBridge Investments LLC                      SAST      BOND
International Diversified Equities     Morgan Stanley Investment Management, Inc.      SAST      STOCK
International Growth and Income        Putnam Investment Management, LLC               SAST      STOCK
Invesco Van Kampen V.I. American       Invesco Advisers, Inc.                          AVIF      STOCK
  Franchise Fund, Series II Shares
Invesco Van Kampen V.I. Comstock       Invesco Advisers, Inc.                          AVIF      STOCK
  Fund, Series II Shares
Invesco Van Kampen V.I. Growth and     Invesco Advisers, Inc.                          AVIF      STOCK
  Income Fund, Series II Shares
Lord Abbett Growth and Income          Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Stock              Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                 Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust      Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                       Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                         J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                      Wellington Management Company, LLP              AST       STOCK
Real Estate                            Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                            Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                  AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                    Franklin Advisory Services, LLC                 SAST      STOCK
Technology                             Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                        Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                      Pacific Investment Management Company LLC       SAST      BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Gross Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate among the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.


Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the program by electing a Model or Sample Portfolio when you purchase your variable annuity if after contract issue, by contacting our Annuity Service

Center. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives and therefore, will effectively terminate your participation in the program. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Model or Sample Portfolio to another Model or Sample Portfolio at any time; you will be transferred into the most current Model or Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Model or Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.

If you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.

If you elect an optional Living Benefit, you may elect a Model or Sample Portfolio that complies with the investment requirements of the optional Living Benefit and your Model or Sample Portfolio will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.


The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE APRIL 30, 2012)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


SAMPLE PORTFOLIOS
(EFFECTIVE APRIL 30, 2012)


----------------------------------------------------------------------------------------
                                              BALANCED
                                               GROWTH      BALANCED                ALL
                                                 &          TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS                INCOME       GROWTH      FOCUS     FOCUS
----------------------------------------------------------------------------------------
 American Funds Global Growth                     5%          10%        10%       15%
----------------------------------------------------------------------------------------
 American Funds Growth                            5%           5%         5%       10%
----------------------------------------------------------------------------------------
 Corporate Bond                                   5%           5%         0%        0%
----------------------------------------------------------------------------------------
 Foreign Value                                   10%          10%        15%       15%
----------------------------------------------------------------------------------------
 Government and Quality Bond                     20%          15%        10%        0%
----------------------------------------------------------------------------------------
 Growth Opportunities                             0%           0%         0%        5%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock Fund,
  Series II Shares                               10%          10%        10%       15%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares                  10%          15%        15%       15%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust                5%           5%        10%       12%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                                   5%           5%        10%       10%
----------------------------------------------------------------------------------------
 Small Company Value                              0%           5%         5%        3%
----------------------------------------------------------------------------------------
 Total Return Bond                               25%          15%        10%        0%
----------------------------------------------------------------------------------------
                                     TOTAL      100%         100%       100%      100%
----------------------------------------------------------------------------------------



The Models and Sample Portfolios listed above are those that are currently available. The Models and Sample Portfolios are reconfigured annually. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. If you purchased your contract prior to April 30, 2012, any subsequent Purchase Payments will be invested in the same Model or Sample Portfolio as your current investment and will not be invested in the Model or Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of

New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard

U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECTED TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd Birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd Birthday                5% of Income Base
------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd Birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd Birthday                5% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal

Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
                NUMBER OF
             COVERED PERSONS                      ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.85% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.10% of Income Base
------------------------------------------------------------------------



The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"

MARKETLOCK FOR LIFE PLUS

If your contract was issued with an optional Living Benefit prior to May 1, 2008, please see Appendix D for details regarding certain differences to the Living Benefit provisions from those described below.

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECTED TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                  MAXIMUM ANNUAL
  AGE OF THE COVERED PERSON AT TIME OF              WITHDRAWAL
            FIRST WITHDRAWAL                        PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 Birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 Birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th Birthday                6% of Income Base
------------------------------------------------------------------------


Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
              OR SURVIVING                        MAXIMUM ANNUAL
            COVERED PERSON AT                       WITHDRAWAL
        TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 60th
                 Birthday                        4% of Income Base
------------------------------------------------------------------------
    At least age 60 but prior to 76th
                 Birthday                        5% of Income Base
------------------------------------------------------------------------
        On or after 76th Birthday                6% of Income Base
------------------------------------------------------------------------


If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     4. Invest in accordance with the requirements outlined in the table below:



---------------------------------------------------------------------------------
  INVESTMENT          INVESTMENT                    VARIABLE PORTFOLIOS
     GROUP            REQUIREMENT                  AND/OR FIXED ACCOUNTS
--------------- -----------------------------------------------------------------
 A. Bond, Cash        Minimum 20%        Cash Management
    and Fixed        Maximum 100%        Corporate Bond
    Accounts                             Global Bond
                                         Government & Quality Bond
                                         Real Return
                                         Total Return Bond

                                         DCA FIXED ACCOUNTS
                                         6-Month DCA
                                         1-Year DCA
                                         2-Year DCA

                                         FIXED ACCOUNTS
                                         1-Year Fixed (if available)
--------------- -----------------------------------------------------------------
 B. Equity            Minimum 0%         Aggressive Growth
    Maximum           Maximum 80%        Alliance Growth
                                         American Funds Asset Allocation
                                         American Funds Global Growth
                                         American Funds Growth
                                         American Funds Growth-Income
                                         Asset Allocation
                                         Balanced
                                         Blue Chip Growth
                                         Capital Appreciation
                                         Davis Venture Value
                                         "Dogs" of Wall Street
                                         Equity Opportunities
                                         Foreign Value
                                         Franklin Income Securities Fund
                                         Franklin Templeton VIP Founding
                                           Funds Allocation Fund
                                         Fundamental Growth
                                         Global Equities
                                         Growth
                                         Growth-Income
                                         High-Yield Bond
                                         International Diversified Equities
                                         International Growth and Income
                                         Invesco Van Kampen V.I. American
                                           Franchise Fund, Series II Shares
                                         Invesco Van Kampen V.I. Comstock
                                           Fund, Series II Shares
                                         Invesco Van Kampen V.I. Growth
                                           and Income Fund, Series II
                                           Shares
                                         Lord Abbett Growth and Income
                                         Lord Abbett Mid Cap Stock
                                         Marsico Focused Growth
                                         MFS Massachusetts Investors Trust
                                         MFS Total Return
                                         Small & Mid Cap Value
                                         Telecom Utility
--------------- -----------------------------------------------------------------

 C. Limited           Minimum 0%         Capital Growth
    Equity            Maximum 20%        Emerging Markets
                                         Growth Opportunities
                                         Mid-Cap Growth
                                         Natural Resources
                                         Real Estate
                                         Small Company Value
                                         Technology
--------------- -----------------------------------------------------------------



Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.


SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b) the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

------------------------------------------------------------------------
         ALL YEARS IN WHICH THE
          FEATURE IS IN EFFECT                    ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.75% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.00% of Income Base
------------------------------------------------------------------------



The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.

When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

----------------------------------------------------------------------------------------------
                                                           MAXIMUM               INITIAL
                                                           ANNUAL                MINIMUM
                                                         WITHDRAWAL            WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*             PERIOD
----------------------------------------------------------------------------------------------
       Before 7(th) Benefit Year anniversary                 5%                 20 years
----------------------------------------------------------------------------------------------
    On or after 7(th) Benefit Year anniversary               7%               14.28 years**
----------------------------------------------------------------------------------------------
   On or after the older contract owner's 65(th)             5%                Life of the
                     birthday***                                             older contract
                                                                                  owner
----------------------------------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.


The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.


If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK

     CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

------------------------------------------------------------------------
                                                          EFFECT ON
               THE AMOUNT WITHDRAWN                  MINIMUM WITHDRAWAL
                 IN A BENEFIT YEAR                         PERIOD
------------------------------------------------------------------------
Amounts up to the Maximum Annual Withdrawal Amount       New Minimum
                                                     Withdrawal Period =
                                                    the MAV Benefit Base
                                                      (which includes a
                                                      deduction for any
                                                          previous
                                                        withdrawals),
                                                       divided by the
                                                       current Maximum
                                                      Annual Withdrawal
                                                           Amount
------------------------------------------------------------------------
Amounts in excess of the Maximum Annual Withdrawal       New Minimum
                      Amount                         Withdrawal Period =
                                                         the Minimum
                                                    Withdrawal Period as
                                                        of the prior
                                                    contract anniversary
                                                       minus one year
------------------------------------------------------------------------


What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS

ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES. Currently, the optional Purchase Payment Accumulation and the optional EstatePlus death benefits are not available for election.

DEATH BENEFIT
The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b. 125% of contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b. 125% of contract value.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H BELOW.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1) The subsequent Gross Purchase Payment when received by us; and,

     (2) The greater of:

          (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

          (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.

                              SALES CHARGE SCHEDULE


------------------------------------------------------------------------
                                               Maximum Sales Charge
                                                as a Percentage of
            TOTAL INVESTMENT                      Gross Purchase
             AMOUNT RECEIVED                     Payment Invested
------------------------------------------------------------------------
 Less than $50,000                                     5.75%
 $ 50,000-$99,999                                      4.75%
 $100,000-$249,999                                     3.50%
 $250,000-$499,999                                     2.50%
 $500,000-$999,999                                     2.00%
 $1,000,000 and over*                                  0.50%
------------------------------------------------------------------------



* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the

  $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G BELOW.

We reserve the right to modify, suspend, or terminate this program at any time.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500
(0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).

When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Gross Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL MARKETLOCK INCOME PLUS FEE


The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.85% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.10% of Income Base
--------------------------------------------------------


OPTIONAL MARKETLOCK FOR LIFE PLUS FEE


The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

--------------------------------------------------------
 NUMBER OF COVERED PERSONS          ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.75% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.00% of Income Base
--------------------------------------------------------


If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.

OPTIONAL MARKETLOCK FEE


The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


--------------------------------------------------------
                                    ANNUALIZED FEE
--------------------------------------------------------
 All years in which the       0.50% of MAV Benefit Base
  feature is in effect
--------------------------------------------------------


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE

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OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option

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

results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Gross Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.



On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.


OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.



As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  SunAmerica Annuity and Life Assurance Company Financial Statements
  American Home Statutory Basis Financial Statements (if applicable)
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                    FISCAL YEAR       FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                  INCEPTION TO         ENDED             ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                  4/30/07          4/30/08           4/30/09           4/30/10          12/31/10*
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   10.449   (a) $    11.840   (a) $     9.591   (a) $     5.207   (a) $     7.740
                                 (b) $   10.327   (b) $    11.674   (b) $     9.452   (b) $     5.127   (b) $     7.616
  Ending AUV..................   (a) $   11.840   (a) $     9.591   (a) $     5.207   (a) $     7.740   (a) $     8.325
                                 (b) $   11.674   (b) $     9.452   (b) $     5.127   (b) $     7.616   (b) $     8.183
  Ending Number of AUs........   (a)     26,652   (a)      54,248   (a)      61,895   (a)      67,246   (a)      50,489
                                 (b)        548   (b)         548   (b)         548   (b)       2,340   (b)         548
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    8.263   (a) $     8.502   (a) $     8.465   (a) $     5.800   (a) $     7.788
                                 (b) $    8.156   (b) $     8.370   (b) $     8.313   (b) $     5.681   (b) $     7.609
  Ending AUV..................   (a) $    8.502   (a) $     8.465   (a) $     5.800   (a) $     7.788   (a) $     8.268
                                 (b) $    8.370   (b) $     8.313   (b) $     5.681   (b) $     7.609   (b) $     8.065
  Ending Number of AUs........   (a)  1,513,459   (a)   1,908,105   (a)   1,742,225   (a)   1,536,717   (a)   1,386,226
                                 (b)     26,728   (b)      32,954   (b)      31,405   (b)      26,813   (b)      24,925
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   15.710   (a) $    17.305   (a) $    16.787   (a) $    12.412   (a) $    15.640
                                 (b) $   15.581   (b) $    17.120   (b) $    16.566   (b) $    12.218   (b) $    15.357
  Ending AUV..................   (a) $   17.305   (a) $    16.787   (a) $    12.412   (a) $    15.640   (a) $    16.764
                                 (b) $   17.120   (b) $    16.566   (b) $    12.218   (b) $    15.357   (b) $    16.433
  Ending Number of AUs........   (a)  3,348,786   (a)   9,514,179   (a)  12,936,037   (a)  12,198,747   (a)  11,346,101
                                 (b)     76,725   (b)     171,524   (b)     202,418   (b)     184,255   (b)     167,132
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   20.632   (a) $    23.856   (a) $    24.374   (a) $    16.058   (a) $    22.164
                                 (b) $   20.461   (b) $    23.599   (b) $    24.051   (b) $    15.806   (b) $    21.761
  Ending AUV..................   (a) $   23.856   (a) $    24.374   (a) $    16.058   (a) $    22.164   (a) $    24.316
                                 (b) $   23.599   (b) $    24.051   (b) $    15.806   (b) $    21.761   (b) $    23.834
  Ending Number of AUs........   (a)  2,905,057   (a)   6,670,604   (a)   8,676,054   (a)   8,135,364   (a)   7,569,322
                                 (b)     69,495   (b)     116,071   (b)     133,695   (b)     122,640   (b)     116,069
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   20.073   (a) $    21.888   (a) $    21.938   (a) $    13.684   (a) $    18.985
                                 (b) $   19.901   (b) $    21.647   (b) $    21.642   (b) $    13.467   (b) $    18.636
  Ending AUV..................   (a) $   21.888   (a) $    21.938   (a) $    13.684   (a) $    18.985   (a) $    20.908
                                 (b) $   21.647   (b) $    21.642   (b) $    13.467   (b) $    18.636   (b) $    20.489
  Ending Number of AUs........   (a)  2,028,654   (a)   4,738,967   (a)   6,505,924   (a)   6,169,175   (a)   5,678,306
                                 (b)     51,732   (b)      93,118   (b)      90,719   (b)      93,343   (b)      87,329
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   17.274   (a) $    19.636   (a) $    18.613   (a) $    12.268   (a) $    16.452
                                 (b) $   17.112   (b) $    19.403   (b) $    18.346   (b) $    12.062   (b) $    16.135
  Ending AUV..................   (a) $   19.636   (a) $    18.613   (a) $    12.268   (a) $    16.452   (a) $    17.328
                                 (b) $   19.403   (b) $    18.346   (b) $    12.062   (b) $    16.135   (b) $    16.966
  Ending Number of AUs........   (a)  4,591,772   (a)  10,943,193   (a)  13,932,499   (a)  13,297,931   (a)  12,409,667
                                 (b)    101,103   (b)     180,363   (b)     181,322   (b)     168,887   (b)     157,423
-----------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $   12.974   (a) $    14.394   (a) $    14.370   (a) $    11.218   (a) $    14.345
                                 (b) $   12.813   (b) $    14.172   (b) $    14.114   (b) $    10.991   (b) $    14.020
  Ending AUV..................   (a) $   14.394   (a) $    14.370   (a) $    11.218   (a) $    14.345   (a) $    15.322
                                 (b) $   14.172   (b) $    14.114   (b) $    10.991   (b) $    14.020   (b) $    14.950
  Ending Number of AUs........   (a)    102,264   (a)     262,850   (a)     306,441   (a)     289,041   (a)     300,106
                                 (b)      1,172   (b)       3,098   (b)       5,211   (b)       9,708   (b)       9,547
-----------------------------------------------------------------------------------------------------------------------
                                   FISCAL YEAR
                                      ENDED
VARIABLE PORTFOLIOS                  12/31/11
------------------------------------------------
------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $     8.325
                                 (b) $     8.183
  Ending AUV..................   (a) $     8.071
                                 (b) $     7.925
  Ending Number of AUs........   (a)      39,725
                                 (b)         548
------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $     8.268
                                 (b) $     8.065
  Ending AUV..................   (a) $     7.989
                                 (b) $     7.773
  Ending Number of AUs........   (a)   1,118,951
                                 (b)      22,485
------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2
Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    16.764
                                 (b) $    16.433
  Ending AUV..................   (a) $    16.837
                                 (b) $    16.464
  Ending Number of AUs........   (a)   9,908,980
                                 (b)     150,599
------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2
Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    24.316
                                 (b) $    23.834
  Ending AUV..................   (a) $    21.968
                                 (b) $    21.479
  Ending Number of AUs........   (a)   6,808,373
                                 (b)     104,031
------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    20.908
                                 (b) $    20.489
  Ending AUV..................   (a) $    19.845
                                 (b) $    19.398
  Ending Number of AUs........   (a)   5,005,475
                                 (b)      79,384
------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2
Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    17.328
                                 (b) $    16.966
  Ending AUV..................   (a) $    16.867
                                 (b) $    16.473
  Ending Number of AUs........   (a)  10,783,993
                                 (b)     137,060
------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...............   (a) $    15.322
                                 (b) $    14.950
  Ending AUV..................   (a) $    15.295
                                 (b) $    14.886
  Ending Number of AUs........   (a)     307,308
                                 (b)      10,381
------------------------------------------------



                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                       FISCAL YEAR      FISCAL YEAR       FISCAL YEAR       8 MONTHS
                                     INCEPTION TO         ENDED            ENDED             ENDED            ENDED
VARIABLE PORTFOLIOS                     4/30/07          4/30/08          4/30/09           4/30/10         12/31/10
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.069   (a) $   10.153   (a) $     9.740   (a) $    7.482   (a) $    9.597
                                    (b) $    8.954   (b) $    9.973   (b) $     9.514   (b) $    7.284   (b) $    9.319
  Ending AUV.....................   (a) $   10.153   (a) $    9.740   (a) $     7.482   (a) $    9.597   (a) $   10.103
                                    (b) $    9.973   (b) $    9.514   (b) $     7.284   (b) $    9.319   (b) $    9.793
  Ending Number of AUs...........   (a)     72,720   (a)    157,572   (a)     263,947   (a)    316,261   (a)    331,116
                                    (b)         32   (b)         32   (b)       2,259   (b)      3,508   (b)      2,257
-----------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    5.863   (a) $    6.472   (a) $     6.443   (a) $    4.411   (a) $    5.857
                                    (b) $    5.786   (b) $    6.359   (b) $     6.307   (b) $    4.292   (b) $    5.680
  Ending AUV.....................   (a) $    6.472   (a) $    6.443   (a) $     4.411   (a) $    5.857   (a) $    6.261
                                    (b) $    6.359   (b) $    6.307   (b) $     4.292   (b) $    5.680   (b) $    6.065
  Ending Number of AUs...........   (a)     31,483   (a)    114,787   (a)     199,824   (a)    219,496   (a)    248,706
                                    (b)         49   (b)         49   (b)          49   (b)        898   (b)        902
-----------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.557   (a) $   14.888   (a) $    16.168   (a) $   10.547   (a) $   15.245
                                    (b) $   13.370   (b) $   14.644   (b) $    15.864   (b) $   10.323   (b) $   14.884
  Ending AUV.....................   (a) $   14.888   (a) $   16.168   (a) $    10.547   (a) $   15.245   (a) $   17.236
                                    (b) $   14.644   (b) $   15.864   (b) $    10.323   (b) $   14.884   (b) $   16.799
  Ending Number of AUs...........   (a)  2,999,950   (a)  6,695,403   (a)   8,758,997   (a)  8,115,186   (a)  7,324,423
                                    (b)     85,302   (b)    150,056   (b)     169,672   (b)    157,025   (b)    133,988
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    7.644   (a) $    8.771   (a) $     8.916   (a) $    5.523   (a) $    7.354
                                    (b) $    7.546   (b) $    8.631   (b) $     8.751   (b) $    5.407   (b) $    7.182
  Ending AUV.....................   (a) $    8.771   (a) $    8.916   (a) $     5.523   (a) $    7.354   (a) $    7.784
                                    (b) $    8.631   (b) $    8.751   (b) $     5.407   (b) $    7.182   (b) $    7.589
  Ending Number of AUs...........   (a)    106,683   (a)    310,147   (a)     534,035   (a)    498,084   (a)    469,813
                                    (b)      4,971   (b)      5,571   (b)       8,186   (b)      8,035   (b)      8,133
-----------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   11.226   (a) $   11.650   (a) $    11.923   (a) $   11.865   (a) $   11.727
                                    (b) $   11.107   (b) $   11.447   (b) $    11.665   (b) $   11.570   (b) $   11.407
  Ending AUV.....................   (a) $   11.650   (a) $   11.923   (a) $    11.865   (a) $   11.727   (a) $   11.622
                                    (b) $   11.447   (b) $   11.665   (b) $    11.570   (b) $   11.407   (b) $   11.288
  Ending Number of AUs...........   (a)    221,876   (a)    903,101   (a)   1,874,622   (a)    923,248   (a)    932,080
                                    (b)         25   (b)        146   (b)       6,272   (b)      2,612   (b)      2,671
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   14.000   (a) $   15.076   (a) $    15.571   (a) $   15.045   (a) $   19.087
                                    (b) $   13.814   (b) $   14.837   (b) $    15.286   (b) $   14.733   (b) $   18.644
  Ending AUV.....................   (a) $   15.076   (a) $   15.571   (a) $    15.045   (a) $   19.087   (a) $   19.941
                                    (b) $   14.837   (b) $   15.286   (b) $    14.733   (b) $   18.644   (b) $   19.446
  Ending Number of AUs...........   (a)  2,689,317   (a)  7,436,341   (a)  10,135,061   (a)  9,998,898   (a)  9,286,896
                                    (b)     47,723   (b)    110,217   (b)     152,505   (b)    148,597   (b)    140,513
-----------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   14.277   (a) $   16.349   (a) $    15.731   (a) $   10.012   (a) $   13.762
                                    (b) $   14.089   (b) $   16.091   (b) $    15.444   (b) $    9.805   (b) $   13.443
  Ending AUV.....................   (a) $   16.349   (a) $   15.731   (a) $    10.012   (a) $   13.762   (a) $   14.615
                                    (b) $   16.091   (b) $   15.444   (b) $     9.805   (b) $   13.443   (b) $   14.254
  Ending Number of AUs...........   (a)  2,275,462   (a)  5,097,085   (a)   7,491,086   (a)  7,046,454   (a)  6,485,341
                                    (b)     59,536   (b)     92,774   (b)     117,716   (b)    111,716   (b)    100,758
-----------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.544   (a) $   15.874   (a) $    14.814   (a) $   10.130   (a) $   13.899
                                    (b) $   13.396   (b) $   15.627   (b) $    14.547   (b) $    9.923   (b) $   13.581
  Ending AUV.....................   (a) $   15.874   (a) $   14.814   (a) $    10.130   (a) $   13.899   (a) $   14.945
                                    (b) $   15.627   (b) $   14.547   (b) $     9.923   (b) $   13.581   (b) $   14.577
  Ending Number of AUs...........   (a)     14,734   (a)     55,858   (a)      56,776   (a)     53,091   (a)     81,303
                                    (b)        672   (b)      2,899   (b)       2,177   (b)      2,132   (b)        808
-----------------------------------------------------------------------------------------------------------------------
                                      FISCAL YEAR
                                         ENDED
VARIABLE PORTFOLIOS                    12/31/11
--------------------------------------------------
--------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   10.103
                                    (b) $    9.793
  Ending AUV.....................   (a) $   10.220
                                    (b) $    9.881
  Ending Number of AUs...........   (a)    325,995
                                    (b)      4,616
--------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    6.261
                                    (b) $    6.065
  Ending AUV.....................   (a) $    5.846
                                    (b) $    5.652
  Ending Number of AUs...........   (a)    241,176
                                    (b)        922
--------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   17.236
                                    (b) $   16.799
  Ending AUV.....................   (a) $   15.846
                                    (b) $   15.406
  Ending Number of AUs...........   (a)  6,392,822
                                    (b)    124,318
--------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    7.784
                                    (b) $    7.589
  Ending AUV.....................   (a) $    7.598
                                    (b) $    7.389
  Ending Number of AUs...........   (a)    396,118
                                    (b)      7,266
--------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   11.622
                                    (b) $   11.288
  Ending AUV.....................   (a) $   11.464
                                    (b) $   11.105
  Ending Number of AUs...........   (a)  1,065,113
                                    (b)     12,947
--------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   19.941
                                    (b) $   19.446
  Ending AUV.....................   (a) $   20.987
                                    (b) $   20.415
  Ending Number of AUs...........   (a)  7,825,877
                                    (b)    128,139
--------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   14.615
                                    (b) $   14.254
  Ending AUV.....................   (a) $   13.844
                                    (b) $   13.468
  Ending Number of AUs...........   (a)  5,626,575
                                    (b)     93,562
--------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   14.945
                                    (b) $   14.577
  Ending AUV.....................   (a) $   16.657
                                    (b) $   16.199
  Ending Number of AUs...........   (a)     99,735
                                    (b)        808
--------------------------------------------------



                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                       FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                     INCEPTION TO         ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                     4/30/07          4/30/08          4/30/09          4/30/10         12/31/10
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   22.367   (a) $   25.986   (a) $   31.359   (a) $   16.723   (a) $   25.519
                                    (b) $   22.117   (b) $   25.632   (b) $   30.855   (b) $   16.413   (b) $   24.983
  Ending AUV.....................   (a) $   25.986   (a) $   31.359   (a) $   16.723   (a) $   25.519   (a) $   29.467
                                    (b) $   25.632   (b) $   30.855   (b) $   16.413   (b) $   24.983   (b) $   28.800
  Ending Number of AUs...........   (a)     74,785   (a)    183,089   (a)    440,121   (a)    424,086   (a)    411,775
                                    (b)      3,392   (b)      4,153   (b)      5,163   (b)      5,937   (b)      8,417
----------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   12.055   (a) $   13.513   (a) $   12.451   (a) $    8.450   (a) $   11.197
                                    (b) $   11.901   (b) $   13.306   (b) $   12.230   (b) $    8.279   (b) $   10.943
  Ending AUV.....................   (a) $   13.513   (a) $   12.451   (a) $    8.450   (a) $   11.197   (a) $   12.210
                                    (b) $   13.306   (b) $   12.230   (b) $    8.279   (b) $   10.943   (b) $   11.913
  Ending Number of AUs...........   (a)     41,759   (a)     73,037   (a)     81,008   (a)     90,102   (a)    100,161
                                    (b)      2,633   (b)      4,669   (b)      5,140   (b)      4,136   (b)      5,469
----------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   10.000   (a) $   12.199   (a) $   11.926   (a) $    7.199   (a) $    9.298
                                    (b) $   10.000   (b) $   12.170   (b) $   11.868   (b) $    7.146   (b) $    9.207
  Ending AUV.....................   (a) $   12.199   (a) $   11.926   (a) $    7.199   (a) $    9.298   (a) $    9.739
                                    (b) $   12.170   (b) $   11.868   (b) $    7.146   (b) $    9.207   (b) $    9.627
  Ending Number of AUs...........   (a)  1,385,503   (a)  3,187,468   (a)  6,112,300   (a)  6,428,456   (a)  6,465,262
                                    (b)     26,734   (b)     60,492   (b)     95,969   (b)    100,970   (b)     93,727
----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV..................   (a)        N/A   (a) $   10.000   (a) $   10.124   (a) $    7.331   (a) $   10.018
                                    (b)        N/A   (b) $   10.000   (b) $   10.122   (b) $    7.322   (b) $    9.980
  Ending AUV.....................   (a)        N/A   (a) $   10.124   (a) $    7.331   (a) $   10.018   (a) $   10.630
                                    (b)        N/A   (b) $   10.122   (b) $    7.322   (b) $    9.980   (b) $   10.572
  Ending Number of AUs...........   (a)        N/A   (a)     63,993   (a)  1,071,486   (a)  1,228,123   (a)  1,256,497
                                    (b)        N/A   (b)          9   (b)     10,871   (b)     10,923   (b)     18,697
----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV..................   (a)        N/A   (a) $   10.000   (a) $    9.970   (a) $    6.651   (a) $    8.958
                                    (b)        N/A   (b) $   10.000   (b) $    9.969   (b) $    6.634   (b) $    8.912
  Ending AUV.....................   (a)        N/A   (a) $    9.970   (a) $    6.651   (a) $    8.958   (a) $    9.399
                                    (b)        N/A   (b) $    9.969   (b) $    6.634   (b) $    8.912   (b) $    9.336
  Ending Number of AUs...........   (a)        N/A   (a)     83,149   (a)  2,705,579   (a)  2,731,570   (a)  2,658,437
                                    (b)        N/A   (b)          9   (b)     11,009   (b)     12,697   (b)     12,438
----------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    7.184   (a) $    7.561   (a) $    8.078   (a) $    4.795   (a) $    6.420
                                    (b) $    7.092   (b) $    7.433   (b) $    7.893   (b) $    4.672   (b) $    6.237
  Ending AUV.....................   (a) $    7.561   (a) $    8.078   (a) $    4.795   (a) $    6.420   (a) $    7.161
                                    (b) $    7.433   (b) $    7.893   (b) $    4.672   (b) $    6.237   (b) $    6.944
  Ending Number of AUs...........   (a)     11,239   (a)    177,259   (a)    545,527   (a)    527,730   (a)    477,230
                                    (b)         40   (b)        497   (b)      3,579   (b)      3,564   (b)      3,495
----------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.194   (a) $   13.567   (a) $   15.431   (a) $   14.739   (a) $   16.352
                                    (b) $   13.024   (b) $   13.361   (b) $   15.159   (b) $   14.443   (b) $   15.984
  Ending AUV.....................   (a) $   13.567   (a) $   15.431   (a) $   14.739   (a) $   16.352   (a) $   17.226
                                    (b) $   13.361   (b) $   15.159   (b) $   14.443   (b) $   15.984   (b) $   16.809
  Ending Number of AUs...........   (a)    185,604   (a)    799,175   (a)  1,408,979   (a)  1,592,845   (a)  1,554,881
                                    (b)      5,461   (b)     18,933   (b)     25,527   (b)     26,163   (b)     22,866
----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.910   (a) $   11.561   (a) $   11.154   (a) $    6.513   (a) $    8.954
                                    (b) $    9.784   (b) $   11.375   (b) $   10.950   (b) $    6.384   (b) $    8.770
  Ending AUV.....................   (a) $   11.561   (a) $   11.154   (a) $    6.513   (a) $    8.954   (a) $    9.737
                                    (b) $   11.375   (b) $   10.950   (b) $    6.384   (b) $    8.770   (b) $    9.529
  Ending Number of AUs...........   (a)    110,466   (a)    148,346   (a)    129,241   (a)    143,128   (a)    145,844
                                    (b)      1,919   (b)      2,185   (b)        682   (b)        659   (b)        650
----------------------------------------------------------------------------------------------------------------------
                                      FISCAL YEAR
                                         ENDED
VARIABLE PORTFOLIOS                    12/31/11
--------------------------------------------------
--------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   29.467
                                    (b) $   28.800
  Ending AUV.....................   (a) $   21.541
                                    (b) $   21.001
  Ending Number of AUs...........   (a)    404,837
                                    (b)      9,025
--------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   12.210
                                    (b) $   11.913
  Ending AUV.....................   (a) $   12.063
                                    (b) $   11.740
  Ending Number of AUs...........   (a)     84,431
                                    (b)      5,259
--------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.739
                                    (b) $    9.627
  Ending AUV.....................   (a) $    8.512
                                    (b) $    8.393
  Ending Number of AUs...........   (a)  6,372,025
                                    (b)     91,547
--------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2
Shares
(Inception Date - 02/04/08)
  Beginning AUV..................   (a) $   10.630
                                    (b) $   10.572
  Ending AUV.....................   (a) $   10.791
                                    (b) $   10.705
  Ending Number of AUs...........   (a)  1,242,645
                                    (b)     19,610
--------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
  Beginning AUV..................   (a) $    9.399
                                    (b) $    9.336
  Ending AUV.....................   (a) $    9.176
                                    (b) $    9.091
  Ending Number of AUs...........   (a)  2,509,007
                                    (b)     11,966
--------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    7.161
                                    (b) $    6.944
  Ending AUV.....................   (a) $    6.695
                                    (b) $    6.477
  Ending Number of AUs...........   (a)    415,891
                                    (b)      3,341
--------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   17.226
                                    (b) $   16.809
  Ending AUV.....................   (a) $   18.017
                                    (b) $   17.537
  Ending Number of AUs...........   (a)  1,366,513
                                    (b)     18,136
--------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.737
                                    (b) $    9.529
  Ending AUV.....................   (a) $    8.630
                                    (b) $    8.434
  Ending Number of AUs...........   (a)    128,888
                                    (b)        647
--------------------------------------------------



                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                       FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                     INCEPTION TO         ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                     4/30/07          4/30/08          4/30/09          4/30/10         12/31/10
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.161   (a) $   13.913   (a) $   14.597   (a) $   14.955   (a) $   15.660
                                    (b) $   12.992   (b) $   13.699   (b) $   14.338   (b) $   14.653   (b) $   15.305
  Ending AUV.....................   (a) $   13.913   (a) $   14.597   (a) $   14.955   (a) $   15.660   (a) $   15.930
                                    (b) $   13.699   (b) $   14.338   (b) $   14.653   (b) $   15.305   (b) $   15.543
  Ending Number of AUs...........   (a)  2,010,771   (a)  3,724,736   (a)  5,371,822   (a)  5,848,136   (a)  5,741,170
                                    (b)     33,271   (b)     51,195   (b)     70,848   (b)     74,829   (b)     81,064
----------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    5.991   (a) $    5.953   (a) $    6.097   (a) $    4.177   (a) $    5.649
                                    (b) $    6.265   (b) $    6.205   (b) $    6.339   (b) $    4.333   (b) $    5.844
  Ending AUV.....................   (a) $    5.953   (a) $    6.097   (a) $    4.177   (a) $    5.649   (a) $    6.207
                                    (b) $    6.205   (b) $    6.339   (b) $    4.333   (b) $    5.844   (b) $    6.411
  Ending Number of AUs...........   (a)     83,704   (a)    188,654   (a)  2,745,991   (a)  3,324,833   (a)  3,225,444
                                    (b)      3,654   (b)      3,197   (b)     31,838   (b)     49,097   (b)     49,351
----------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   11.917   (a) $   13.423   (a) $   13.150   (a) $    8.400   (a) $   11.794
                                    (b) $   11.762   (b) $   13.208   (b) $   12.916   (b) $    8.227   (b) $   11.511
  Ending AUV.....................   (a) $   13.423   (a) $   13.150   (a) $    8.400   (a) $   11.794   (a) $   12.505
                                    (b) $   13.208   (b) $   12.916   (b) $    8.227   (b) $   11.511   (b) $   12.180
  Ending Number of AUs...........   (a)    141,950   (a)    294,184   (a)    471,212   (a)    410,054   (a)    385,360
                                    (b)      1,550   (b)      1,929   (b)      1,462   (b)      1,462   (b)      1,035
----------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.960   (a) $   10.886   (a) $   10.334   (a) $    6.458   (a) $    8.464
                                    (b) $    9.831   (b) $   10.668   (b) $   10.096   (b) $    6.293   (b) $    8.228
  Ending AUV.....................   (a) $   10.886   (a) $   10.334   (a) $    6.458   (a) $    8.464   (a) $    8.980
                                    (b) $   10.668   (b) $   10.096   (b) $    6.293   (b) $    8.228   (b) $    8.715
  Ending Number of AUs...........   (a)    101,262   (a)    562,209   (a)    604,806   (a)    560,637   (a)    510,660
                                    (b)         29   (b)      7,512   (b)     12,590   (b)     12,307   (b)     12,301
----------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.898   (a) $   15.424   (a) $   14.855   (a) $   11.049   (a) $   15.111
                                    (b) $   13.734   (b) $   15.204   (b) $   14.607   (b) $   10.837   (b) $   14.784
  Ending AUV.....................   (a) $   15.424   (a) $   14.855   (a) $   11.049   (a) $   15.111   (a) $   16.091
                                    (b) $   15.204   (b) $   14.607   (b) $   10.837   (b) $   14.784   (b) $   15.717
  Ending Number of AUs...........   (a)    439,625   (a)  1,803,905   (a)  2,747,356   (a)  2,574,462   (a)  2,367,845
                                    (b)     11,128   (b)     28,428   (b)     42,525   (b)     41,600   (b)     36,279
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.188   (a) $   10.559   (a) $   10.836   (a) $    6.249   (a) $    8.370
                                    (b) $    9.077   (b) $   10.404   (b) $   10.650   (b) $    6.127   (b) $    8.185
  Ending AUV.....................   (a) $   10.559   (a) $   10.836   (a) $    6.249   (a) $    8.370   (a) $    9.180
                                    (b) $   10.404   (b) $   10.650   (b) $    6.127   (b) $    8.185   (b) $    8.963
  Ending Number of AUs...........   (a)    211,083   (a)    510,201   (a)    731,084   (a)    678,398   (a)    642,959
                                    (b)      4,166   (b)      9,160   (b)      8,523   (b)      8,229   (b)      8,143
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   13.887   (a) $   16.250   (a) $   15.412   (a) $    7.965   (a) $   10.742
                                    (b) $   13.714   (b) $   16.007   (b) $   15.143   (b) $    7.807   (b) $   10.502
  Ending AUV.....................   (a) $   16.250   (a) $   15.412   (a) $    7.965   (a) $   10.742   (a) $   11.507
                                    (b) $   16.007   (b) $   15.143   (b) $    7.807   (b) $   10.502   (b) $   11.231
  Ending Number of AUs...........   (a)    410,266   (a)  1,474,966   (a)  3,761,963   (a)  3,594,598   (a)  3,389,385
                                    (b)     13,261   (b)     26,566   (b)     42,740   (b)     46,238   (b)     45,988
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF*
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   10.404   (a) $   10.477   (a) $   11.075   (a) $    7.116   (a) $   10.360
                                    (b) $   10.324   (b) $   10.371   (b) $   10.936   (b) $    7.009   (b) $   10.179
  Ending AUV.....................   (a) $   10.477   (a) $   11.075   (a) $    7.116   (a) $   10.360   (a) $   11.394
                                    (b) $   10.371   (b) $   10.936   (b) $    7.009   (b) $   10.179   (b) $   11.176
  Ending Number of AUs...........   (a)     76,955   (a)    177,652   (a)    184,232   (a)    195,773   (a)    178,242
                                    (b)      4,803   (b)      1,157   (b)      1,820   (b)      1,483   (b)      1,396
----------------------------------------------------------------------------------------------------------------------
                                      FISCAL YEAR
                                         ENDED
VARIABLE PORTFOLIOS                    12/31/11
--------------------------------------------------
--------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   15.930
                                    (b) $   15.543
  Ending AUV.....................   (a) $   16.873
                                    (b) $   16.421
  Ending Number of AUs...........   (a)  4,934,413
                                    (b)     73,420
--------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    6.207
                                    (b) $    6.411
  Ending AUV.....................   (a) $    5.994
                                    (b) $    6.175
  Ending Number of AUs...........   (a)  3,011,808
                                    (b)     46,955
--------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   12.505
                                    (b) $   12.180
  Ending AUV.....................   (a) $   11.595
                                    (b) $   11.257
  Ending Number of AUs...........   (a)    330,585
                                    (b)        915
--------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    8.980
                                    (b) $    8.715
  Ending AUV.....................   (a) $    9.622
                                    (b) $    9.316
  Ending Number of AUs...........   (a)    511,134
                                    (b)     12,290
--------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   16.091
                                    (b) $   15.717
  Ending AUV.....................   (a) $   16.596
                                    (b) $   16.170
  Ending Number of AUs...........   (a)  2,036,917
                                    (b)     31,964
--------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3
Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $    9.180
                                    (b) $    8.963
  Ending AUV.....................   (a) $    7.754
                                    (b) $    7.551
  Ending Number of AUs...........   (a)    584,966
                                    (b)      7,059
--------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3
Shares
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   11.507
                                    (b) $   11.231
  Ending AUV.....................   (a) $    9.811
                                    (b) $    9.552
  Ending Number of AUs...........   (a)  3,290,580
                                    (b)     48,678
--------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES - AVIF*
(Inception Date - 05/01/06)
  Beginning AUV..................   (a) $   11.394
                                    (b) $   11.176
  Ending AUV.....................   (a) $   10.576
                                    (b) $   10.347
  Ending Number of AUs...........   (a)    146,759
                                    (b)        166
--------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
                 * On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth
                   Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                   INCEPTION TO         ENDED            ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                   4/30/07          4/30/08          4/30/09           4/30/10           12/31/10
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   13.286   (a) $   15.336   (a) $    13.302   (a) $     8.709   (a) $    12.243
                                  (b) $   13.141   (b) $   15.131   (b) $    13.092   (b) $     8.550   (b) $    11.989
  Ending AUV...................   (a) $   15.336   (a) $   13.302   (a) $     8.709   (a) $    12.243   (a) $    13.167
                                  (b) $   15.131   (b) $   13.092   (b) $     8.550   (b) $    11.989   (b) $    12.872
  Ending Number of AUs.........   (a)  3,734,436   (a)  9,072,219   (a)  12,221,437   (a)  11,307,011   (a)  10,539,350
                                  (b)     63,555   (b)    134,282   (b)     176,388   (b)     168,531   (b)     154,443
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   14.601   (a) $   16.822   (a) $    15.388   (a) $    10.260   (a) $    14.426
                                  (b) $   14.415   (b) $   16.567   (b) $    15.116   (b) $    10.054   (b) $    14.101
  Ending AUV...................   (a) $   16.822   (a) $   15.388   (a) $    10.260   (a) $    14.426   (a) $    14.956
                                  (b) $   16.567   (b) $   15.116   (b) $    10.054   (b) $    14.101   (b) $    14.594
  Ending Number of AUs.........   (a)  3,390,268   (a)  8,100,129   (a)  11,669,782   (a)  11,242,382   (a)  10,651,814
                                  (b)    100,434   (b)    192,450   (b)     224,786   (b)     201,648   (b)     181,291
-----------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   13.169   (a) $   14.681   (a) $    13.707   (a) $     8.609   (a) $    11.967
                                  (b) $   13.039   (b) $   14.499   (b) $    13.504   (b) $     8.460   (b) $    11.731
  Ending AUV...................   (a) $   14.681   (a) $   13.707   (a) $     8.609   (a) $    11.967   (a) $    12.591
                                  (b) $   14.499   (b) $   13.504   (b) $     8.460   (b) $    11.731   (b) $    12.322
  Ending Number of AUs.........   (a)  2,363,367   (a)  4,820,483   (a)   6,088,391   (a)   5,788,770   (a)   5,341,006
                                  (b)     70,781   (b)    114,435   (b)     121,581   (b)     103,374   (b)      98,787
-----------------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares**
(Inception Date - 08/28/06)
  Beginning AUV................   (a) $   13.921   (a) $   16.994   (a) $    14.292   (a) $     9.091   (a) $    13.089
                                  (b) $   13.772   (b) $   16.784   (b) $    14.080   (b) $     8.933   (b) $    12.830
  Ending AUV...................   (a) $   16.994   (a) $   14.292   (a) $     9.091   (a) $    13.089   (a) $    14.566
                                  (b) $   16.784   (b) $   14.080   (b) $     8.933   (b) $    12.830   (b) $    14.254
  Ending Number of AUs.........   (a)    479,000   (a)  2,275,007   (a)   2,439,723   (a)   2,270,488   (a)   2,078,217
                                  (b)     11,931   (b)     41,662   (b)      37,964   (b)      32,565   (b)      23,655
-----------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   10.000   (a) $   10.506   (a) $    10.868   (a) $     6.923   (a) $     9.420
                                  (b) $   10.000   (b) $   10.480   (b) $    10.814   (b) $     6.871   (b) $     9.327
  Ending AUV...................   (a) $   10.506   (a) $   10.868   (a) $     6.923   (a) $     9.420   (a) $    10.252
                                  (b) $   10.480   (b) $   10.814   (b) $     6.871   (b) $     9.327   (b) $    10.133
  Ending Number of AUs.........   (a)    188,139   (a)    286,983   (a)     300,386   (a)     286,710   (a)     281,580
                                  (b)     15,459   (b)     18,673   (b)      14,370   (b)      14,792   (b)      14,614
-----------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   10.250   (a) $   11.574   (a) $    11.633   (a) $     7.895   (a) $    10.594
                                  (b) $   10.000   (b) $   11.258   (b) $    11.285   (b) $     7.639   (b) $    10.225
  Ending AUV...................   (a) $   11.574   (a) $   11.633   (a) $     7.895   (a) $    10.594   (a) $    11.064
                                  (b) $   11.258   (b) $   11.285   (b) $     7.639   (b) $    10.225   (b) $    10.661
  Ending Number of AUs.........   (a)     12,996   (a)     42,913   (a)   2,174,932   (a)   2,562,919   (a)   2,607,470
                                  (b)      2,114   (b)      2,114   (b)      26,380   (b)      37,294   (b)      41,067
-----------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   14.843   (a) $   16.686   (a) $    15.972   (a) $    12.538   (a) $    15.511
                                  (b) $   14.649   (b) $   16.427   (b) $    15.684   (b) $    12.282   (b) $    15.156
  Ending AUV...................   (a) $   16.686   (a) $   15.972   (a) $    12.538   (a) $    15.511   (a) $    16.191
                                  (b) $   16.427   (b) $   15.684   (b) $    12.282   (b) $    15.156   (b) $    15.794
  Ending Number of AUs.........   (a)  2,672,769   (a)  7,319,045   (a)   8,954,648   (a)   8,460,296   (a)   7,741,197
                                  (b)     70,970   (b)    148,355   (b)     170,696   (b)     153,645   (b)     132,568
-----------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $    9.195   (a) $    9.464   (a) $     9.640   (a) $     6.372   (a) $     8.889
                                  (b) $    9.076   (b) $    9.320   (b) $     9.468   (b) $     6.243   (b) $     8.687
  Ending AUV...................   (a) $    9.464   (a) $    9.640   (a) $     6.372   (a) $     8.889   (a) $    10.046
                                  (b) $    9.320   (b) $    9.468   (b) $     6.243   (b) $     8.687   (b) $     9.802
  Ending Number of AUs.........   (a)     88,541   (a)    160,371   (a)     215,414   (a)     271,002   (a)     351,244
                                  (b)      2,093   (b)      3,458   (b)       7,207   (b)      10,929   (b)      14,923
-----------------------------------------------------------------------------------------------------------------------
                                    FISCAL YEAR
                                       ENDED
VARIABLE PORTFOLIOS                  12/31/11
------------------------------------------------
------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II
SHARES - AVIF
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   13.167
                                  (b) $   12.872
  Ending AUV...................   (a) $   12.780
                                  (b) $   12.463
  Ending Number of AUs.........   (a)  9,245,018
                                  (b)    139,987
------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND,
SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   14.956
                                  (b) $   14.594
  Ending AUV...................   (a) $   14.494
                                  (b) $   14.108
  Ending Number of AUs.........   (a)  9,382,543
                                  (b)    161,779
------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC
Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   12.591
                                  (b) $   12.322
  Ending AUV...................   (a) $   11.726
                                  (b) $   11.446
  Ending Number of AUs.........   (a)  4,623,857
                                  (b)     96,119
------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC
Shares**
(Inception Date - 08/28/06)
  Beginning AUV................   (a) $   14.566
                                  (b) $   14.254
  Ending AUV...................   (a) $   13.863
                                  (b) $   13.532
  Ending Number of AUs.........   (a)  1,780,264
                                  (b)     22,029
------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   10.252
                                  (b) $   10.133
  Ending AUV...................   (a) $    9.994
                                  (b) $    9.853
  Ending Number of AUs.........   (a)    259,755
                                  (b)     14,239
------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3
Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   11.064
                                  (b) $   10.661
  Ending AUV...................   (a) $   10.734
                                  (b) $   10.317
  Ending Number of AUs.........   (a)  2,550,427
                                  (b)     40,679
------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   16.191
                                  (b) $   15.794
  Ending AUV...................   (a) $   16.323
                                  (b) $   15.882
  Ending Number of AUs.........   (a)  6,607,241
                                  (b)    121,360
------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV................   (a) $   10.046
                                  (b) $    9.802
  Ending AUV...................   (a) $    9.347
                                  (b) $    9.097
  Ending Number of AUs.........   (a)    413,646
                                  (b)     17,105
------------------------------------------------




                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
                 ** On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                                      FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       8 MONTHS
                                     INCEPTION TO        ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                     4/30/07         4/30/08          4/30/09          4/30/10         12/31/10
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $ 10.000   (a) $   11.136   (a) $   14.671   (a) $    7.544   (a) $   10.775
                                     (b) $ 10.000   (b) $   11.112   (b) $   14.601   (b) $    7.490   (b) $   10.670
  Ending AUV......................   (a) $ 11.136   (a) $   14.671   (a) $    7.544   (a) $   10.775   (a) $   12.358
                                     (b) $ 11.112   (b) $   14.601   (b) $    7.490   (b) $   10.670   (b) $   12.218
  Ending Number of AUs............   (a)  221,813   (a)    598,053   (a)    847,200   (a)    775,491   (a)    698,871
                                     (b)    4,601   (b)     19,020   (b)     17,371   (b)     21,810   (b)     19,218
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $ 31.589   (a) $   39.987   (a) $   33.273   (a) $   16.770   (a) $   26.103
                                     (b) $ 31.192   (b) $   39.374   (b) $   32.682   (b) $   16.431   (b) $   25.511
  Ending AUV......................   (a) $ 39.987   (a) $   33.273   (a) $   16.770   (a) $   26.103   (a) $   27.375
                                     (b) $ 39.374   (b) $   32.682   (b) $   16.431   (b) $   25.511   (b) $   26.710
  Ending Number of AUs............   (a)   99,677   (a)    192,771   (a)  1,107,119   (a)    926,752   (a)    883,116
                                     (b)    2,477   (b)      2,679   (b)     13,080   (b)     13,631   (b)     13,304
---------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
  Beginning AUV...................   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a) $   11.489
                                     (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b) $   11.489
  Ending AUV......................   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a) $   11.644
                                     (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b) $   11.663
  Ending Number of AUs............   (a)      N/A   (a)        N/A   (a)        N/A   (a)        N/A   (a)    171,448
                                     (b)      N/A   (b)        N/A   (b)        N/A   (b)        N/A   (b)          9
---------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $ 10.000   (a) $   11.474   (a) $   10.611   (a) $    7.074   (a) $   11.289
                                     (b) $ 10.000   (b) $   11.444   (b) $   10.557   (b) $    7.020   (b) $   11.175
  Ending AUV......................   (a) $ 11.474   (a) $   10.611   (a) $    7.074   (a) $   11.289   (a) $   11.812
                                     (b) $ 11.444   (b) $   10.557   (b) $    7.020   (b) $   11.175   (b) $   11.673
  Ending Number of AUs............   (a)  897,041   (a)  1,344,638   (a)  4,884,063   (a)  4,330,001   (a)  4,053,341
                                     (b)   11,515   (b)     17,817   (b)     53,472   (b)     57,801   (b)     56,013
---------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $ 10.000   (a) $   10.696   (a) $    9.254   (a) $    6.286   (a) $    9.420
                                     (b) $ 10.000   (b) $   10.669   (b) $    9.207   (b) $    6.239   (b) $    9.326
  Ending AUV......................   (a) $ 10.696   (a) $    9.254   (a) $    6.286   (a) $    9.420   (a) $   10.073
                                     (b) $ 10.669   (b) $    9.207   (b) $    6.239   (b) $    9.326   (b) $    9.956
  Ending Number of AUs............   (a)  310,607   (a)  1,640,217   (a)  3,324,032   (a)  3,100,603   (a)  2,830,259
                                     (b)    4,276   (b)     25,855   (b)     43,664   (b)     41,058   (b)     36,365
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $  2.398   (a) $    2.440   (a) $    2.404   (a) $    1.557   (a) $    2.188
                                     (b) $  2.367   (b) $    2.399   (b) $    2.356   (b) $    1.519   (b) $    2.117
  Ending AUV......................   (a) $  2.440   (a) $    2.404   (a) $    1.557   (a) $    2.188   (a) $    2.419
                                     (b) $  2.399   (b) $    2.356   (b) $    1.519   (b) $    2.117   (b) $    2.333
  Ending Number of AUs............   (a)   16,027   (a)    149,529   (a)    287,465   (a)    315,915   (a)    320,100
                                     (b)      119   (b)        119   (b)        119   (b)        118   (b)        118
---------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
  Beginning AUV...................   (a) $  9.540   (a) $   11.568   (a) $   12.435   (a) $    7.748   (a) $   10.434
                                     (b) $  9.418   (b) $   11.413   (b) $   12.230   (b) $    7.601   (b) $   10.210
  Ending AUV......................   (a) $ 11.568   (a) $   12.435   (a) $    7.748   (a) $   10.434   (a) $   11.635
                                     (b) $ 11.413   (b) $   12.230   (b) $    7.601   (b) $   10.210   (b) $   11.367
  Ending Number of AUs............   (a)    2,767   (a)     57,143   (a)     80,416   (a)     66,585   (a)     70,248
                                     (b)       32   (b)      1,711   (b)      3,232   (b)      2,853   (b)      2,849
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $ 13.889   (a) $   15.234   (a) $   15.517   (a) $   16.494   (a) $   18.130
                                     (b) $ 13.717   (b) $   15.009   (b) $   15.250   (b) $   16.169   (b) $   17.729
  Ending AUV......................   (a) $ 15.234   (a) $   15.517   (a) $   16.494   (a) $   18.130   (a) $   18.572
                                     (b) $ 15.009   (b) $   15.250   (b) $   16.169   (b) $   17.729   (b) $   18.130
  Ending Number of AUs............   (a)   99,711   (a)    185,060   (a)  2,961,651   (a)  4,141,983   (a)  4,388,791
                                     (b)    2,662   (b)      4,817   (b)     36,304   (b)     60,027   (b)     61,101
---------------------------------------------------------------------------------------------------------------------
                                       FISCAL YEAR
                                          ENDED
VARIABLE PORTFOLIOS                     12/31/11
---------------------------------------------------
---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $   12.358
                                     (b) $   12.218
  Ending AUV......................   (a) $    9.746
                                     (b) $    9.612
  Ending Number of AUs............   (a)    612,888
                                     (b)     16,837
---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $   27.375
                                     (b) $   26.710
  Ending AUV......................   (a) $   29.282
                                     (b) $   28.499
  Ending Number of AUs............   (a)    750,135
                                     (b)     12,015
---------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
  Beginning AUV...................   (a) $   11.644
                                     (b) $   11.663
  Ending AUV......................   (a) $   12.238
                                     (b) $   12.268
  Ending Number of AUs............   (a)    287,872
                                     (b)          9
---------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $   11.812
                                     (b) $   11.673
  Ending AUV......................   (a) $   10.749
                                     (b) $   10.596
  Ending Number of AUs............   (a)  3,847,381
                                     (b)     56,523
---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $   10.073
                                     (b) $    9.956
  Ending AUV......................   (a) $    9.642
                                     (b) $    9.506
  Ending Number of AUs............   (a)  2,556,855
                                     (b)     36,103
---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $    2.419
                                     (b) $    2.333
  Ending AUV......................   (a) $    2.264
                                     (b) $    2.176
  Ending Number of AUs............   (a)    242,634
                                     (b)        118
---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
  Beginning AUV...................   (a) $   11.635
                                     (b) $   11.367
  Ending AUV......................   (a) $   12.229
                                     (b) $   11.918
  Ending Number of AUs............   (a)     86,663
                                     (b)      2,301
---------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
  Beginning AUV...................   (a) $   18.572
                                     (b) $   18.130
  Ending AUV......................   (a) $   19.539
                                     (b) $   19.026
  Ending Number of AUs............   (a)  4,126,544
                                     (b)     54,171
---------------------------------------------------



                 AU - Accumulation Units
                 AUV - Accumulation Unit

                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature

                 Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
                                                                      North Dakota
------------------------------------------------------------------------------------
 Administrative Charge      Charge will be deducted pro-rata from     Washington
                            Variable Portfolios only.
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   Florida
                            after your first contract anniversary.
------------------------------------------------------------------------------------
 Death Benefits             If the contract is issued on or after     Washington
                            your 83rd birthday, but before your
                            86th birthday, the death benefit is the
                            greater of: 1) contract value or 2)
                            Gross Purchase Payments received prior
                            to your 86th birthday reduced for any
                            withdrawals in the same proportion that
                            the contract value was reduced by such
                            withdrawal.
------------------------------------------------------------------------------------
 Death Benefits Upon        If the Continuing Spouse continues the    Washington
 Spousal Continuation       contract on or after the Continuing
                            Spouse's 83rd birthday but before their
                            86th birthday, the death benefit is the
                            greater of: 1) contract value or 2)
                            contract value on the Continuation
                            date, plus Gross Purchase Payments
                            received after the Continuation Date
                            but before the Continuing Spouse's 86th
                            birthday, reduced for any withdrawals
                            in the same proportion that the
                            contract value was reduced by such
                            withdrawal.
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Letter of Intent           The Letter of Intent is not applicable.   Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 MarketLock                 Charge will be deducted pro-rata from     Washington
                            Variable Portfolios only.
------------------------------------------------------------------------------------
 MarketLock Income Plus     Charge will be deducted pro-rata from     Oregon
 MarketLock For Life        Variable Portfolios only.                 Texas
 Plus                                                                 Washington
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.

MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          50                    75
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            50                    75
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             50               75               50               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            50               75               50             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


The Income Credit is calculated as 6% of the Income Credit Base.

What determines the Maximum Annual Withdrawal Percentage?

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE*
------------------------------------------------------------------------
    At least age 50 but prior to 60th birthday               4%
------------------------------------------------------------------------
    At least age 60 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


    * The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person         0.70% of Benefit Base
--------------------------------------------------------
 For Two Covered Persons        0.95% of Benefit Base
--------------------------------------------------------


MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.

THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:

MARKETLOCK SUMMARY TABLE

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 7th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 7th             7%         14.28 years**          7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------


    * If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

    ** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.


The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.  Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.  Contract value; or

     b.  The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a. Contract value; or

     b. the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS
                    FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEATH BENEFIT DEFINED TERMS

Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:

PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.

PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a. Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a. Contract value; or

     b. The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing

Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of contract value on the Continuation
                                           Date plus any Continuation Purchase Payments*
----------------------------------------------------------------------------------------


* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED
                            PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.  The sum of:

         (a)  the Gross Purchase Payment amount;

         (b)  the current contract value of this contract; and

         (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.  The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------------------
                                                 Sales Charge as a
                                                   Percentage of
                                                  Gross Purchase
            Investment Amount                    Payment Invested
------------------------------------------------------------------------
  Less than $50,000                                    5.75%
  $ 50,000 but less than $100,000                      4.75%
  $100,000 but less than $250,000                      3.50%
  $250,000 but less than $500,000                      2.50%
  $500,000 but less than $1,000,000                    2.00%
  $1,000,000 or more                                   0.50%*
------------------------------------------------------------------------



* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.


In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).


For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS  ISSUED ON OR
                             AFTER NOVEMBER 9, 2009

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.

---------------------------------------------------------------------------------------------------------------------
                      AMOUNT       CONTRACT VALUE ON
                     OF GROSS         DATE GROSS      SUM OF PREVIOUS       SUM OF
   TRANSACTION       PURCHASE      PURCHASE PAYMENT    GROSS PURCHASE    WITHDRAWALS       INVESTMENT        SALES
      MONTH          PAYMENT          IS RECEIVED         PAYMENTS          TAKEN            AMOUNT         CHARGE
---------------------------------------------------------------------------------------------------------------------
    January          $40,000              N/A               N/A              N/A            $40,000          5.75%
---------------------------------------------------------------------------------------------------------------------
     March           $100,000           $35,000           $40,000             $0            $140,000         3.50%
---------------------------------------------------------------------------------------------------------------------
     August          $160,000           $85,000           $140,000         $50,000          $250,000         2.50%
---------------------------------------------------------------------------------------------------------------------
    February         $240,000          $280,000           $300,000         $50,000          $520,000         2.00%
---------------------------------------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris(II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                POLARIS II A-CLASS, POLARIS II ASSET MANAGER AND
             POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITIES


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 30, 2012, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                  April 30, 2012

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account and the Company.........................................      3

General Account .........................................................      4

Performance Data ........................................................      5

Annuity Income Payments .................................................      9

Annuity Unit Values .....................................................     10

Taxes ...................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments...................     23

Distribution of Contracts ...............................................     24

Financial Statements ....................................................     24

     Separate Account Financial Statements ..............................     24

     SunAmerica Annuity and Life Assurance Company Financial Statements .     24

     American Home Statutory Basis Financial Statements .................     24

     American International Group, Inc. Financial Information ...........     25

                        SEPARATE ACCOUNT AND THE COMPANY

         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

         The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                        AMERICAN HOME ASSURANCE COMPANY

         All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data for the various Variable Portfolios are computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

          Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.



OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class and Polaris II A-Class Platinum Series contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date on or about May 1. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the evaluation date on or about May 1. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1).
The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income annuity option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:


         First Variable Annuity Income Payment =
                                          $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

         Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS


The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2012 is the lesser of 100% of includible compensation or $17,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2012 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2012 may not exceed the lesser of $50,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2012 of less than $92,000, your contribution may be fully deductible; if your income is between $92,000 and $112,000, your contribution may be partially deductible and if your income is $112,000 or more, your contribution may not be deductible. If you are single and your income in 2012 is less than $58,000, your contribution may be fully deductible; if your income is between $58,000 and $68,000, your contribution may be partially deductible and if your income is $68,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2012 is between $173,000 and $183,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2012 is less than:
$173,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2011, from SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS

          The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

SEPARATE ACCOUNT FINANCIAL STATEMENTS

The following financial statements of Variable Annuity Account Seven are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm

     -   Statements of Assets and Liabilities, December 31, 2011

     -   Schedules of Portfolio Investments, December 31, 2011

     -   Statements of Operations, for the year ended December 31, 2011

     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011

     - Statements of Changes in Net Assets, for the eight months ended December 31, 2010, except as indicated

     -   Statements of Changes in Net Assets, for the year ended April 30, 2010

     -   Notes to Financial Statements


SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY FINANCIAL STATEMENTS

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheets -- December 31, 2011 and 2010

     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009

     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009

     -   Notes to Consolidated Financial Statements


The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

AMERICAN HOME STATUTORY BASIS FINANCIAL STATEMENTS

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:


     -   Report of Independent Auditors

     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010

     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009

     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009

     -   Notes to Statutory Basis Financial Statements






You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditor for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K filed on February 23, 2012, for the year ended December 31, 2011, have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

The consolidated financial statements of AIA Group Limited incorporated into this Statement of Additional Information by reference to American International Group's Amendment No. 1 on Form 10-K/A have been so incorporated in reliance upon the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2011 AND 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1
Statements of Assets and Liabilities, December 31, 2011 .....................  2
Schedules of Portfolio Investments, December 31, 2011 ....................... 10
Statements of Operations, for the year ended December 31, 2011 .............. 11
Statements of Changes in Net Assets, for the year ended December 31, 2011 ... 19
Statements of Changes in Net Assets, for the eight months ended
  December 31, 2010, except as indicated .................................... 27
Statements of Changes in Net Assets, for the year ended April 30, 2010 ...... 35
Notes to Financial Statements ............................................... 43

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2011, and the results of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2011, for the periods indicated in the eight months ended December 31, 2010 and for the year ended April 30, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011

                                                                   Capital    Government and
                                              Asset Allocation  Appreciation   Quality Bond                     Asset Allocation
                                                 Portfolio        Portfolio     Portfolio     Growth Portfolio      Portfolio
                                                 (Class 1)       (Class 1)       (Class 1)        (Class 1)         (Class 3)
                                              ----------------  ------------  --------------  ----------------  ----------------
Assets:
  Investments in Trusts, at net asset value      $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788

Liabilities:                                              --              --             --               --                --
                                                 -----------     -----------    -----------      -----------        ----------

Net assets:                                      $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788
                                                 ===========     ===========    ===========      ===========        ==========

  Accumulation units                             $12,666,252     $70,009,875    $56,234,185      $31,531,443        $5,456,788

  Contracts in payout (annuitization) period          36,674         173,406        150,820           61,993                --
                                                 -----------     -----------    -----------      -----------        ----------

     Total net assets                            $12,702,926     $70,183,281    $56,385,005      $31,593,436        $5,456,788
                                                 ===========     ===========    ===========      ===========        ==========

Accumulation units outstanding                       642,249       3,863,350      3,152,043        2,361,780           357,310
                                                 ===========     ===========    ===========      ===========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                          22             926             77              973                --
  Unit value of accumulation units               $     16.42     $     11.89    $     16.41      $     10.03        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                     400,609       3,319,573      2,448,302        2,028,986           307,308
  Unit value of accumulation units               $     15.52     $     16.07    $     17.12      $     11.76        $    15.30

Contracts with total expenses of 0.95%
  Accumulation units outstanding                          --              --             --               --            30,480
  Unit value of accumulation units               $        --     $        --    $        --      $        --        $    15.28

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                      29,487         297,984        164,752          140,634            10,381
  Unit value of accumulation units               $     15.11     $     15.63    $     16.66      $     11.44        $    14.89

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                          --              --             --               --             9,141
  Unit value of accumulation units               $        --     $        --    $        --      $        --        $    14.89

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                     212,131         244,867        538,912          191,187                --
  Unit value of accumulation units               $     28.47     $     49.68    $     21.77      $     32.00        $       --

                                                  Capital      Government and
                                               Appreciation     Quality Bond                     Natural Resources     Aggressive
                                                 Portfolio        Portfolio    Growth Portfolio      Portfolio      Growth Portfolio
                                                 (Class 3)        (Class 3)       (Class 3)          (Class 3)          (Class 1)
                                             ----------------  --------------  ----------------  -----------------  ----------------
Assets:
  Investments in Trusts, at net asset value    $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866

Liabilities:                                             --               --              --                 --                --
                                               ------------      -----------      ----------         ----------        ----------

Net assets:                                    $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866
                                               ============      ===========      ==========         ==========        ==========

  Accumulation units                           $105,062,852      $96,869,292      $3,958,202         $6,378,281        $4,334,320

  Contracts in payout (annuitization) period         54,694          144,660              --                 --             2,546
                                               ------------      -----------      ----------         ----------        ----------

     Total net assets                          $105,117,546      $97,013,952      $3,958,202         $6,378,281        $4,336,866
                                               ============      ===========      ==========         ==========        ==========

Accumulation units outstanding                    6,638,165        5,757,968         341,477            654,820           381,288
                                               ============      ===========      ==========         ==========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --              --                 --                12
  Unit value of accumulation units             $         --      $        --      $       --         $       --        $     5.36

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  6,392,822        4,934,413         330,585            612,888           111,402
  Unit value of accumulation units             $      15.85      $     16.87      $    11.60         $     9.75        $     8.19

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     87,337          534,665           6,968             13,784                --
  Unit value of accumulation units             $      15.80      $     16.86      $    11.59         $     9.73        $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    124,318           73,420             915             16,837            29,874
  Unit value of accumulation units             $      15.41      $     16.42      $    11.26         $     9.61        $     7.98

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     33,688          215,470           3,009             11,311                --
  Unit value of accumulation units             $      15.37      $     16.41      $    11.27         $     9.60        $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --              --                 --           240,000
  Unit value of accumulation units             $         --      $        --      $       --         $       --        $    13.28

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             Alliance Growth      Balanced     Blue Chip Growth   Capital Growth     Cash Management
                                                Portfolio        Portfolio         Portfolio        Portfolio           Portfolio
                                                (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                             ----------------  --------------  ----------------  -----------------  ----------------
Assets:
  Investments in Trusts, at net asset value     $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886

Liabilities:                                             --               --              --                 --                 --
                                                -----------      -----------      ----------         ----------        -----------

Net assets:                                     $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886
                                                ===========      ===========      ==========         ==========        ===========

  Accumulation units                            $20,602,290      $16,775,908      $1,032,130         $1,138,262        $18,927,383

  Contracts in payout (annuitization) period         11,766           86,176              --                 --            111,503
                                                -----------      -----------      ----------         ----------        -----------

    Total net assets                            $20,614,056      $16,862,084      $1,032,130         $1,138,262        $19,038,886
                                                ===========      ===========      ==========         ==========        ===========

Accumulation units outstanding                      927,957        1,107,883         174,245            148,001          1,583,571
                                                ===========      ===========      ==========         ==========        ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                      1,867              524              --                 --                 30
  Unit value of accumulation units              $      6.74      $      8.95      $       --         $       --        $     11.22

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    371,570          337,401         167,095            134,214          1,184,921
  Unit value of accumulation units              $      8.11      $     10.36      $     5.93         $     7.71        $     11.63

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --              --                 --                 --
  Unit value of accumulation units              $        --      $        --      $       --         $       --        $        --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     24,342            8,970           7,150             13,787             62,533
  Unit value of accumulation units              $      7.89      $     10.09      $     5.77         $     7.50        $     11.34

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --              --                 --                 --
  Unit value of accumulation units              $        --      $        --      $       --         $       --        $        --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    530,178          760,988              --                 --            336,087
  Unit value of accumulation units              $     32.81      $     17.44      $       --         $       --        $     13.54

                                              Corporate Bond    Davis Venture    "Dogs" of Wall    Emerging Markets   Equity Index
                                                 Portfolio     Value Portfolio  Street Portfolio      Portfolio         Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430

Liabilities:                                             --               --               --                 --               --
                                                -----------      -----------       ----------         ----------       ----------

Net assets:                                     $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430
                                                ===========      ===========       ==========         ==========       ==========

  Accumulation units                            $67,976,153      $57,370,099       $3,758,211         $7,735,402       $9,596,341

  Contracts in payout (annuitization) period         44,603           89,808               --             24,488           24,089
                                                -----------      -----------       ----------         ----------       ----------

    Total net assets                            $68,020,756      $57,459,907       $3,758,211         $7,759,890       $9,620,430
                                                ===========      ===========       ==========         ==========       ==========

Accumulation units outstanding                    3,163,389        3,661,616          247,452            404,082        1,008,160
                                                ===========      ===========       ==========         ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --              952                4                 --               --
  Unit value of accumulation units              $        --      $     12.81       $    16.10         $       --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  2,799,036        3,088,508           81,882            141,502               --
  Unit value of accumulation units              $     21.29      $     14.05       $    16.89         $    21.86       $       --

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    194,787          280,607            6,655             17,829               --
  Unit value of accumulation units              $     20.71      $     13.67       $    16.47         $    21.31       $       --

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    169,566          291,549          158,911            244,751        1,008,160
  Unit value of accumulation units              $     25.93      $     35.09       $    14.26         $    17.52       $     9.54

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                  Equity         Fundamental                                             Growth
                                              Opportunities        Growth         Global Bond      Global Equities    Opportunities
                                                Portfolio         Portfolio        Portfolio          Portfolio         Portfolio
                                                (Class 1)         (Class 1)        (Class 1)          (Class 1)          (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205

Liabilities:                                            --                --                --                --                --
                                                ----------        ----------       -----------        ----------        ----------

Net assets:                                     $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205
                                                ==========        ==========       ===========        ==========        ==========

  Accumulation units                            $8,892,599        $9,901,824       $15,088,926        $4,877,039        $1,549,594

  Contracts in payout (annuitization) period        25,012            18,968            13,658             1,553               611
                                                ----------        ----------       -----------        ----------        ----------

    Total net assets                            $8,917,611        $9,920,792       $15,102,584        $4,878,592        $1,550,205
                                                ==========        ==========       ===========        ==========        ==========

Accumulation units outstanding                     679,123           979,576           786,317           375,753           254,477
                                                ==========        ==========       ===========        ==========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                87                24                --                --
  Unit value of accumulation units              $       --        $     6.24       $     17.14        $       --        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   547,143           619,790           598,083           200,924           240,248
  Unit value of accumulation units              $    12.24        $     6.79       $     18.28        $     8.75        $     6.08

Contracts with total expenses of 0.95%
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units              $       --        $       --       $        --        $       --        $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    40,750            51,425            66,709            24,642            14,229
  Unit value of accumulation units              $    11.91        $     6.61       $     17.79        $     8.52        $     6.27

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units              $       --        $       --       $        --        $       --        $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    91,230           308,274           121,501           150,187                --
  Unit value of accumulation units              $    19.04        $    17.43       $     24.57        $    19.38        $       --

                                                                                 International                             MFS
                                                                                  Diversified       International      Massachusetts
                                              Growth-Income    High-Yield Bond      Equities          Growth and     Investors Trust
                                                Portfolio         Portfolio        Portfolio       Income Portfolio     Portfolio
                                                (Class 1)         (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677

Liabilities:                                             --               --               --                 --               --
                                                -----------      -----------       ----------         ----------       ----------

Net assets:                                     $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677
                                                ===========      ===========       ==========         ==========       ==========

  Accumulation units                            $17,828,057      $13,634,421       $4,946,316         $8,688,961       $3,998,372

  Contracts in payout (annuitization) period         76,923           11,472           35,151              5,047            2,305
                                                -----------      -----------       ----------         ----------       ----------

    Total net assets                            $17,904,980      $13,645,893       $4,981,467         $8,694,008       $4,000,677
                                                ===========      ===========       ==========         ==========       ==========

Accumulation units outstanding                      934,705          766,664          560,559            820,755          367,906
                                                ===========      ===========       ==========         ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        150               21               44                712               --
  Unit value of accumulation units              $      8.93      $     17.19       $    12.63         $     8.94       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    467,904          613,082          376,656            542,775          343,551
  Unit value of accumulation units              $      9.76      $     16.84       $     7.87         $     9.95       $    10.89

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     29,007           41,959           32,348             56,709           24,355
  Unit value of accumulation units              $      9.50      $     16.40       $     7.66         $     9.69       $    10.60

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --      $        --       $       --         $       --       $       --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    437,644          111,602          151,511            220,559               --
  Unit value of accumulation units              $     29.84      $     23.61       $    11.68         $    12.41       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             MFS Total Return   Mid-Cap Growth     Real Estate      Small Company       Technology
                                                 Portfolio        Portfolio         Portfolio      Value Portfolio      Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713

Liabilities:                                             --               --               --                 --               --
                                                -----------       ----------       ----------         ----------         --------

Net assets:                                     $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713
                                                ===========       ==========       ==========         ==========         ========

  Accumulation units                            $85,799,595       $3,519,279       $5,299,454         $3,681,375         $318,713

  Contracts in payout (annuitization) period        239,310            2,043              322                 --               --
                                                -----------       ----------       ----------         ----------         --------

    Total net assets                            $86,038,905       $3,521,322       $5,299,776         $3,681,375         $318,713
                                                ===========       ==========       ==========         ==========         ========

Accumulation units outstanding                    5,205,010          372,085          192,759            141,214          139,237
                                                ===========       ==========       ==========         ==========         ========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --               15                362               --
  Unit value of accumulation units              $        --       $       --       $    25.77         $    18.87         $     --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  4,814,248          346,585          104,510                 --          117,091
  Unit value of accumulation units              $     16.56       $     9.48       $    29.72         $       --         $   2.30

Contracts with total expenses of 0.95%
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --       $       --       $       --         $       --         $     --

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    390,762           25,500            7,305               --             22,146
  Unit value of accumulation units              $     16.12       $     9.23       $    28.93         $     --           $   2.24

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                         --               --               --                 --               --
  Unit value of accumulation units              $        --       $       --       $       --         $       --         $     --

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --           80,929            140,852               --
  Unit value of accumulation units              $        --       $       --       $    24.49         $    26.09         $     --

                                                                    Total
                                             Telecom Utility     Return Bond       Aggressive      Alliance Growth      Balanced
                                                Portfolio         Portfolio     Growth Portfolio      Portfolio         Portfolio
                                                (Class 1)         (Class 1)        (Class 3)          (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697

Liabilities:                                            --                --              --                  --               --
                                                ----------       -----------        --------          ----------       ----------

Net assets:                                     $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697
                                                ==========       ===========        ========          ==========       ==========

  Accumulation units                            $2,232,873       $26,095,979        $385,850          $9,130,254       $4,064,697

  Contracts in payout (annuitization) period        12,211                --              --                  --               --
                                                ----------       -----------        --------          ----------       ----------

    Total net assets                            $2,245,084       $26,095,979        $385,850          $9,130,254       $4,064,697
                                                ==========       ===========        ========          ==========       ==========

Accumulation units outstanding                     142,761         1,281,945          47,837           1,143,404          398,661
                                                ==========       ===========        ========          ==========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        52                --              --                  --               --
  Unit value of accumulation units              $    13.21       $        --        $     --          $       --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    46,633         1,134,476          39,725           1,118,951          325,995
  Unit value of accumulation units              $    12.42       $     19.82        $   8.07          $     7.99       $    10.22

Contracts with total expenses of 0.95%
  Accumulation units outstanding                        --                --           6,372               1,215           45,572
  Unit value of accumulation units              $       --       $        --        $   8.07          $     7.97       $    10.21

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     4,305            67,149             548              22,485            4,616
  Unit value of accumulation units              $    12.10       $     19.30        $   7.93          $     7.77       $     9.88

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                        --                --           1,192                 753           22,478
  Unit value of accumulation units              $       --       $        --        $   7.92          $     7.76       $     9.88

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                    91,771            80,320              --                  --               --
  Unit value of accumulation units              $    17.58       $     28.77        $     --          $       --       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                             Blue Chip Growth   Capital Growth  Cash Management    Corporate Bond     Davis Venture
                                                Portfolio         Portfolio        Portfolio         Portfolio       Value Portfolio
                                                (Class 3)         (Class 3)        (Class 3)         (Class 3)          (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583

Liabilities:                                            --                --                --                 --               --
                                                ----------        ----------       -----------       ------------      -----------

Net assets:                                     $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583
                                                ==========        ==========       ===========       ============      ===========

  Accumulation units                            $1,777,763        $3,109,242       $13,425,444       $172,804,641      $81,219,383

  Contracts in payout (annuitization) period            --                --                --              7,893           19,200
                                                ----------        ----------       -----------       ------------      -----------

    Total net assets                            $1,777,763        $3,109,242       $13,425,444       $172,812,534      $81,238,583
                                                ==========        ==========       ===========       ============      ===========

Accumulation units outstanding                     304,672           409,439         1,171,718          8,239,617        5,871,997
                                                ==========        ==========       ===========       ============      ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                 --               --
  Unit value of accumulation units              $       --        $       --       $        --       $         --      $        --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   241,176           396,118         1,065,113          7,825,877        5,626,575
  Unit value of accumulation units              $     5.85        $     7.60       $     11.46       $      20.99      $     13.84

Contracts with total expenses of 0.95%
  Accumulation units outstanding                    47,145             4,175            86,712            209,299          105,832
  Unit value of accumulation units              $     5.84        $     7.60       $     11.46       $      20.98      $     13.82

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                       922             7,266            12,947            128,139           93,562
  Unit value of accumulation units              $     5.65        $     7.39       $     11.11       $      20.42      $     13.47

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                    15,429             1,880             6,946             76,302           46,028
  Unit value of accumulation units              $     5.65        $     7.39       $     11.11       $      20.41      $     13.44

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                 --               --
  Unit value of accumulation units              $       --        $       --       $        --       $         --      $        --

                                                                  Emerging          Equity                             Fundamental
                                              "Dogs" of Wall       Markets        Opportunities     Foreign Value         Growth
                                             Street Portfolio     Portfolio        Portfolio          Portfolio         Portfolio
                                                 (Class 3)        (Class 3)        (Class 3)           (Class 3)        (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282

Liabilities:                                            --                --               --                 --               --
                                                ----------        ----------       ----------        -----------       ----------

Net assets:                                     $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282
                                                ==========        ==========       ==========        ===========       ==========

  Accumulation units                            $1,707,558        $9,319,379       $1,089,923        $64,772,433       $2,829,282

  Contracts in payout (annuitization) period        15,410                --               --             13,907               --
                                                ----------        ----------       ----------        -----------       ----------

    Total net assets                            $1,722,968        $9,319,379       $1,089,923        $64,786,340       $2,829,282
                                                ==========        ==========       ==========        ===========       ==========

Accumulation units outstanding                     103,475           432,992           90,495          7,616,670          422,765
                                                ==========        ==========       ==========        ===========       ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --               --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    99,735           404,837           84,431          6,372,025          415,891
  Unit value of accumulation units              $    16.66        $    21.54       $    12.06        $      8.51       $     6.70

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     2,212            14,205              549            835,489              914
  Unit value of accumulation units              $    16.67        $    21.51       $    12.06        $      8.51       $     6.69

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                       808             9,025            5,259             91,547            3,341
  Unit value of accumulation units              $    16.20        $    21.00       $    11.74        $      8.39       $     6.48

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                       720             4,925              256            317,609            2,619
  Unit value of accumulation units              $    16.21        $    20.99       $    11.75        $      8.39       $     6.48

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --               --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                                                     Growth
                                               Global Bond     Global Equities   Opportunities      Growth-Income    High-Yield Bond
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)         (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value    $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899

Liabilities:                                            --                --                --                --                --
                                               -----------        ----------       -----------        ----------       -----------

Net assets:                                    $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899
                                               ===========        ==========       ===========        ==========       ===========

  Accumulation units                           $26,423,690        $1,155,601       $19,802,800        $6,662,058       $34,968,953

  Contracts in payout (annuitization) period        21,456                --                --                --            52,946
                                               -----------        ----------       -----------        ----------       -----------

    Total net assets                           $26,445,146        $1,155,601       $19,802,800        $6,662,058       $35,021,899
                                               ===========        ==========       ===========        ==========       ===========

Accumulation units outstanding                   1,469,111           133,917         3,300,537           694,256         2,111,423
                                               ===========        ==========       ===========        ==========       ===========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units             $        --        $       --       $        --        $       --       $        --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                 1,366,513           128,888         3,011,808           511,134         2,036,917
  Unit value of accumulation units             $     18.02        $     8.63       $      5.99        $     9.62       $     16.60

Contracts with total expenses of 0.95%
  Accumulation units outstanding                    54,780             4,043           184,748           122,533            25,720
  Unit value of accumulation units             $     18.00        $     8.63       $      5.99        $     9.62       $     16.59

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    18,136               647            46,955            12,290            31,964
  Unit value of accumulation units             $     17.54        $     8.43       $      6.18        $     9.32       $     16.17

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                    29,682               339            57,026            48,299            16,822
  Unit value of accumulation units             $     17.52        $     8.43       $      6.18        $     9.32       $     16.16

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                --                --
  Unit value of accumulation units             $        --        $       --       $        --        $       --       $        --

                                              International     International
                                               Diversified       Growth and                       MFS Massachusetts        MFS
                                                 Equities          Income        Marsico Focused   Investors Trust    Total Return
                                                Portfolio         Portfolio     Growth Portfolio     Portfolio          Portfolio
                                                (Class 3)         (Class 3)         (Class 3)        (Class 3)          (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120

Liabilities:                                            --                --               --                 --                 --
                                                ----------       -----------       ----------        -----------       ------------

Net assets:                                     $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120
                                                ==========       ===========       ==========        ===========       ============

  Accumulation units                            $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,063,382

  Contracts in payout (annuitization) period            --                --               --                 --             15,738
                                                ----------       -----------       ----------        -----------       ------------

    Total net assets                            $4,648,045       $32,850,575       $3,170,730        $33,390,332       $111,079,120
                                                ==========       ===========       ==========        ===========       ============

Accumulation units outstanding                     599,697         3,349,655          317,623          3,118,241          6,808,929
                                                ==========       ===========       ==========        ===========       ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   584,966         3,290,580          259,755          2,550,427          6,607,241
  Unit value of accumulation units              $     7.75       $      9.81       $     9.99        $     10.73       $      16.32

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     4,630             2,783           32,760            374,486             56,871
  Unit value of accumulation units              $     7.75       $      9.81       $     9.99        $     10.73       $      16.31

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     7,059            48,678           14,239             40,679            121,360
  Unit value of accumulation units              $     7.55       $      9.55       $     9.85        $     10.32       $      15.88

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     3,042             7,614           10,869            152,649             23,457
  Unit value of accumulation units              $     7.55       $      9.55       $     9.85        $     10.31       $      15.87

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --        $       --       $       --        $        --       $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                              Mid-Cap Growth     Real Estate    Small & Mid Cap     Small Company      Technology
                                                Portfolio         Portfolio     Value Portfolio    Value Portfolio      Portfolio
                                                (Class 3)         (Class 3)        (Class 3)          (Class 3)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022

Liabilities:                                            --                --                --                --               --
                                                ----------       -----------       -----------       -----------         --------

Net assets:                                     $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022
                                                ==========       ===========       ===========       ===========         ========

  Accumulation units                            $7,862,931       $23,668,467       $44,558,722       $27,931,988         $586,022

  Contracts in payout (annuitization) period            --                --             6,250            10,395               --
                                                ----------       -----------       -----------       -----------         --------

    Total net assets                            $7,862,931       $23,668,467       $44,564,972       $27,942,383         $586,022
                                                ==========       ===========       ===========       ===========         ========

Accumulation units outstanding                     845,004           808,937         4,147,775         2,899,537          258,808
                                                ==========       ===========       ===========       ===========         ========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --                --                --               --
  Unit value of accumulation units              $       --       $        --       $        --       $        --         $     --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                   413,646           750,135         3,847,381         2,556,855          242,634
  Unit value of accumulation units              $     9.35       $     29.28       $     10.75       $      9.64         $   2.26

Contracts with total expenses of 0.95%
  Accumulation units outstanding                   296,738            34,676           177,599           223,090           15,580
  Unit value of accumulation units              $     9.34       $     29.27       $     10.74       $      9.64         $   2.26

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    17,105            12,015            56,523            36,103              118
  Unit value of accumulation units              $     9.10       $     28.50       $     10.60       $      9.51         $   2.18

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                   117,515            12,111            66,272            83,489              476
  Unit value of accumulation units              $     9.09       $     28.50       $     10.59       $      9.51         $   2.19

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --                --                --               --
  Unit value of accumulation units              $       --       $        --       $        --       $        --         $     --

                                                                                  Invesco Van                          Invesco Van
                                                                    Total          Kampen V.I.       Invesco Van       Kampen V.I.
                                             Telecom Utility     Return Bond     Capital Growth      Kampen V.I.       Growth and
                                                 Portfolio        Portfolio           Fund          Comstock Fund      Income Fund
                                                 (Class 3)        (Class 3)        (Series II)       (Series II)       (Series II)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value     $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765

Liabilities:                                            --                --               --                 --                 --
                                                ----------       -----------       ----------       ------------       ------------

Net assets:                                     $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765
                                                ==========       ===========       ==========       ============       ============

  Accumulation units                            $1,138,993       $99,250,165       $5,785,568       $215,512,403       $227,531,326

  Contracts in payout (annuitization) period            --                --               --            121,020            229,439
                                                ----------       -----------       ----------       ------------       ------------

    Total net assets                            $1,138,993       $99,250,165       $5,785,568       $215,633,423       $227,760,765
                                                ==========       ===========       ==========       ============       ============

Accumulation units outstanding                      93,254         5,088,050          547,888         16,891,729         15,734,906
                                                ==========       ===========       ==========       ============       ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --       $        --       $       --       $         --       $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                    86,663         4,126,544          505,335         15,678,524         14,480,884
  Unit value of accumulation units              $    12.23       $     19.54       $    10.58       $      12.78       $      14.49

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     2,103           651,411            3,172            422,878            487,187
  Unit value of accumulation units              $    12.21       $     19.53       $    10.56       $      12.78       $      14.48

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                     2,301            54,171           36,765            624,030            570,083
  Unit value of accumulation units              $    11.92       $     19.03       $    10.35       $      12.46       $      14.11

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     2,187           255,924            2,616            166,297            196,752
  Unit value of accumulation units              $    11.91       $     19.02       $    10.34       $      12.46       $      14.10

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                        --                --               --                 --                 --
  Unit value of accumulation units              $       --       $        --       $       --       $         --       $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011
                                   (continued)

                                                 Growth
                                                and Income      Mid Cap Value   Asset Allocation    Global Growth
                                                Portfolio         Portfolio           Fund              Fund           Growth Fund
                                                (Class VC)        (Class VC)       (Class 2)          (Class 2)         (Class 2)
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Assets:
  Investments in Trusts, at net asset value    $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378

Liabilities:                                             --               --                --                 --               --
                                               ------------      -----------      ------------       ------------     ------------

Net assets:                                    $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378
                                               ============      ===========      ============       ============     ============

  Accumulation units                           $120,384,708      $77,145,361      $298,593,517       $261,205,469     $207,308,900

  Contracts in payout (annuitization) period        158,798           42,733           465,789            156,100          191,478
                                               ------------      -----------      ------------       ------------     ------------

    Total net assets                           $120,543,506      $77,188,094      $299,059,306       $261,361,569     $207,500,378
                                               ============      ===========      ============       ============     ============

Accumulation units outstanding                   10,291,928        5,575,464        17,776,821         11,908,185       10,468,633
                                               ============      ===========      ============       ============     ============

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --                --                 --               --
  Unit value of accumulation units             $         --      $        --      $         --       $         --     $         --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                  9,725,893        5,228,574        17,008,847         11,146,565        9,748,039
  Unit value of accumulation units             $      11.73      $     13.86      $      16.84       $      21.97     $      19.85

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     61,706           24,441            65,422            270,895          159,147
  Unit value of accumulation units             $      11.72      $     13.87      $      16.83       $      21.96     $      19.85

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    484,291          314,406           659,756            388,333          501,629
  Unit value of accumulation units             $      11.45      $     13.53      $      16.46       $      21.48     $      19.40

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     20,038            8,043            42,796            102,392           59,818
  Unit value of accumulation units             $      11.44      $     13.54      $      16.46       $      21.47     $      19.40

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --                --                 --               --
  Unit value of accumulation units             $         --      $        --      $         --       $         --     $         --

                                                                                    Franklin
                                                                                   Templeton
                                                                                  VIP Founding
                                              Growth-Income    Franklin Income  Funds Allocation     Real Return
                                                   Fund        Securities Fund        Fund            Portfolio
                                                 (Class 2)        (Class 2)         (Class 2)         (Class 3)
                                             ----------------  ---------------  ----------------  -----------------
Assets:
  Investments in Trusts, at net asset value    $363,374,312      $15,179,584       $23,506,395        $7,022,566

Liabilities:                                             --               --                --                --
                                               ------------      -----------       -----------        ----------

Net assets:                                    $363,374,312      $15,179,584       $23,506,395        $7,022,566
                                               ============      ===========       ===========        ==========

  Accumulation units                           $363,111,860      $15,154,069       $23,506,395        $7,022,566

  Contracts in payout (annuitization) period        262,452           25,515              --                --
                                               ------------      -----------       -----------        ----------

    Total net assets                           $363,374,312      $15,179,584       $23,506,395        $7,022,566
                                               ============      ===========       ===========        ==========

Accumulation units outstanding                   21,562,653        1,407,331         2,561,875           573,990
                                               ============      ===========       ===========        ==========

Contracts with total expenses of 0.85%(1):
  Accumulation units outstanding                         --               --                --                --
  Unit value of accumulation units             $         --      $        --       $        --        $       --

Contracts with total expenses of 0.85%(2):
  Accumulation units outstanding                 20,655,681        1,242,645         2,509,007           287,872
  Unit value of accumulation units             $      16.87      $     10.79       $      9.18        $    12.24

Contracts with total expenses of 0.95%
  Accumulation units outstanding                     62,260           90,666            24,669           208,508
  Unit value of accumulation units             $      16.84      $     10.78       $      9.18        $    12.23

Contracts with total expenses of 1.10%:
  Accumulation units outstanding                    815,903           19,610            11,966                 9
  Unit value of accumulation units             $      16.47      $     10.71       $      9.09        $    12.27

Contracts with total expenses of 1.20%:
  Accumulation units outstanding                     28,809           54,410            16,233            77,601
  Unit value of accumulation units             $      16.47      $     10.70       $      9.09        $    12.23

Contracts with total expenses of 1.25%:
  Accumulation units outstanding                         --               --                --                --
  Unit value of accumulation units             $         --      $        --       $        --        $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2011

                                                                             Net Asset Value    Net Asset                     Level
Variable Accounts                                                  Shares       Per Share         Value           Cost      (Note A)
---------------------------------------------------------------  ----------  ---------------  -------------  -------------  --------
ANCHOR SERIES TRUST
  Asset Allocation Portfolio (Class 1)                              975,151  $         13.03  $  12,702,926  $  12,542,111         1
  Capital Appreciation Portfolio (Class 1)                        2,055,874            34.14     70,183,281     71,406,819         1
  Government and Quality Bond Portfolio (Class 1)                 3,621,172            15.57     56,385,005     54,166,313         1
  Growth Portfolio (Class 1)                                      1,636,499            19.31     31,593,436     37,924,523         1
  Asset Allocation Portfolio (Class 3)                              420,815            12.97      5,456,788      5,001,626         1
  Capital Appreciation Portfolio (Class 3)                        3,146,679            33.41    105,117,546    109,800,972         1
  Government and Quality Bond Portfolio (Class 3)                 6,249,540            15.52     97,013,952     94,234,854         1
  Growth Portfolio (Class 3)                                        205,477            19.26      3,958,202      3,890,417         1
  Natural Resources Portfolio (Class 3)                             263,775            24.18      6,378,281      8,549,224         1

SUNAMERICA SERIES TRUST
  Aggressive Growth Portfolio (Class 1)                             447,008  $          9.70  $   4,336,866  $   5,516,759         1
  Alliance Growth Portfolio (Class 1)                               925,378            22.28     20,614,056     27,424,174         1
  Balanced Portfolio (Class 1)                                    1,168,580            14.43     16,862,084     18,073,926         1
  Blue Chip Growth Portfolio (Class 1)                              149,442             6.91      1,032,130        989,815         1
  Capital Growth Portfolio (Class 1)                                134,013             8.49      1,138,262      1,081,080         1
  Cash Management Portfolio (Class 1)                             1,789,096            10.64     19,038,886     19,190,464         1
  Corporate Bond Portfolio (Class 1)                              5,115,715            13.30     68,020,756     61,571,250         1
  Davis Venture Value Portfolio (Class 1)                         2,623,853            21.90     57,459,907     60,602,257         1
  "Dogs" of Wall Street Portfolio (Class 1)                         441,437             8.51      3,758,211      3,568,154         1
  Emerging Markets Portfolio (Class 1)                            1,124,196             6.90      7,759,890      8,243,692         1
  Equity Index Portfolio (Class 1)                                  914,636            10.52      9,620,430      9,934,854         1
  Equity Opportunities Portfolio (Class 1)                          774,047            11.52      8,917,611      8,762,193         1
  Fundamental Growth Portfolio (Class 1)                            636,994            15.57      9,920,792     12,473,716         1
  Global Bond Portfolio (Class 1)                                 1,211,296            12.47     15,102,584     14,879,745         1
  Global Equities Portfolio (Class 1)                               390,547            12.49      4,878,592      5,878,069         1
  Growth Opportunities Portfolio (Class 1)                          222,899             6.95      1,550,205      1,389,357         1
  Growth-Income Portfolio (Class 1)                                 846,460            21.15     17,904,980     19,243,546         1
  High-Yield Bond Portfolio (Class 1)                             2,545,839             5.36     13,645,893     13,518,315         1
  International Diversified Equities Portfolio (Class 1)            657,715             7.57      4,981,467      5,869,920         1
  International Growth and Income Portfolio (Class 1)             1,142,298             7.61      8,694,008     11,737,437         1
  MFS Massachusetts Investors Trust Portfolio (Class 1)             293,617            13.63      4,000,677      3,654,095         1
  MFS Total Return Portfolio (Class 1)                            5,941,999            14.48     86,038,905     91,783,836         1
  Mid-Cap Growth Portfolio (Class 1)                                330,371            10.66      3,521,322      2,986,704         1
  Real Estate Portfolio (Class 1)                                   420,906            12.59      5,299,776      4,924,641         1
  Small Company Value Portfolio (Class 1)                           223,647            16.46      3,681,375      3,432,263         1
  Technology Portfolio (Class 1)                                    117,879             2.70        318,713        281,319         1
  Telecom Utility Portfolio (Class 1)                               202,841            11.07      2,245,084      2,203,957         1
  Total Return Bond Portfolio (Class 1)                           2,896,036             9.01     26,095,979     24,718,012         1
  Aggressive Growth Portfolio (Class 3)                              40,343             9.56        385,850        343,576         1
  Alliance Growth Portfolio (Class 3)                               412,480            22.14      9,130,254      9,078,938         1
  Balanced Portfolio (Class 3)                                      282,374            14.39      4,064,697      3,820,838         1
  Blue Chip Growth Portfolio (Class 3)                              258,098             6.89      1,777,763      1,658,964         1
  Capital Growth Portfolio (Class 3)                                373,023             8.34      3,109,242      2,842,464         1
  Cash Management Portfolio (Class 3)                             1,272,158            10.55     13,425,444     13,449,302         1
  Corporate Bond Portfolio (Class 3)                             13,058,262            13.23    172,812,534    156,730,578         1
  Davis Venture Value Portfolio (Class 3)                         3,721,362            21.83     81,238,583     86,915,199         1
  "Dogs" of Wall Street Portfolio (Class 3)                         203,096             8.48      1,722,968      1,496,017         1
  Emerging Markets Portfolio (Class 3)                            1,368,082             6.81      9,319,379      8,443,557         1
  Equity Opportunities Portfolio (Class 3)                           94,804            11.50      1,089,923        935,680         1
  Foreign Value Portfolio (Class 3)                               5,393,337            12.01     64,786,340     74,174,017         1
  Fundamental Growth Portfolio (Class 3)                            184,898            15.30      2,829,282      2,408,448         1
  Global Bond Portfolio (Class 3)                                 2,143,818            12.34     26,445,146     25,778,502         1
  Global Equities Portfolio (Class 3)                                93,110            12.41      1,155,601      1,191,258         1
  Growth Opportunities Portfolio (Class 3)                        2,920,626             6.78     19,802,800     14,821,148         1
  Growth-Income Portfolio (Class 3)                                 315,476            21.12      6,662,058      6,574,294         1
  High-Yield Bond Portfolio (Class 3)                             6,563,230             5.34     35,021,899     36,050,297         1
  International Diversified Equities Portfolio (Class 3)            617,831             7.52      4,648,045      5,695,560         1
  International Growth and Income Portfolio (Class 3)             4,315,363             7.61     32,850,575     33,192,407         1
  Marsico Focused Growth Portfolio (Class 3)                        357,710             8.86      3,170,730      3,082,532         1
  MFS Massachusetts Investors Trust Portfolio (Class 3)           2,455,990            13.60     33,390,332     27,402,826         1
  MFS Total Return Portfolio (Class 3)                            7,687,959            14.45    111,079,120    119,089,500         1
  Mid-Cap Growth Portfolio (Class 3)                                755,023            10.41      7,862,931      7,472,719         1
  Real Estate Portfolio (Class 3)                                 1,892,162            12.51     23,668,467     14,179,443         1
  Small & Mid Cap Value Portfolio (Class 3)                       2,814,898            15.83     44,564,972     31,199,330         1
  Small Company Value Portfolio (Class 3)                         1,708,471            16.36     27,942,383     22,103,612         1
  Technology Portfolio (Class 3)                                    221,942             2.64        586,022        570,325         1
  Telecom Utility Portfolio (Class 3)                               103,192            11.04      1,138,993      1,023,858         1
  Total Return Bond Portfolio (Class 3)                          11,100,116             8.94     99,250,165     93,148,830         1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                       184,548  $         31.35  $   5,785,568     $4,596,252         1
  Invesco Van Kampen V.I. Comstock Fund                          19,116,438            11.28    215,633,423    226,404,129         1
  Invesco Van Kampen V.I. Growth and Income Fund                 12,838,826            17.74    227,760,765    229,889,411         1

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                                     5,442,145  $         22.15  $ 120,543,506  $ 136,465,366         1
  Mid Cap Value Portfolio                                         4,866,841            15.86     77,188,094     84,409,385         1

AMERICAN FUNDS INSURANCE SERIES (Class 2):
  Asset Allocation Fund                                          18,621,376  $         16.06  $ 299,059,306  $ 299,494,031         1
  Global Growth Fund                                             13,549,070            19.29    261,361,569    276,111,713         1
  Growth Fund                                                     4,015,100            51.68    207,500,378    215,531,136         1
  Growth-Income Fund                                             10,988,035            33.07    363,374,312    400,434,452         1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
  Franklin Income Securities Fund                                 1,060,027  $         14.32  $  15,179,584  $  13,534,655         1
  Franklin Templeton VIP Founding Funds Allocation Fund           3,097,022             7.59     23,506,395     19,151,388         1

SEASONS SERIES TRUST (Class 3):
  Real Return Portfolio                                             693,462  $         10.13  $   7,022,566  $   6,888,337         1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in
Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011

                                                                Capital       Government and
                                           Asset Allocation   Appreciation     Quality Bond                        Asset Allocation
                                               Portfolio        Portfolio       Portfolio       Growth Portfolio      Portfolio
                                               (Class 1)        (Class 1)       (Class 1)          (Class 1)         (Class 3)
                                           ----------------  --------------  ----------------  -----------------  -----------------
Investment income:
  Dividends                                $        362,233  $           --  $      1,820,603  $         264,720  $         132,209
                                           ----------------  --------------  ----------------  -----------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (141,589)       (797,821)         (567,091)          (348,736)           (43,342)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net investment income (loss)                        220,644        (797,821)        1,253,512            (84,016)            88,867
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses) from
  securities transactions                          (270,582)      1,480,118           404,727         (2,826,088)          (219,325)
Realized gain distributions                              --              --           255,390                 --                 --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses)                        (270,582)      1,480,118           660,117         (2,826,088)          (219,325)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               104,998       4,997,836           625,241         (6,754,893)           319,398
  End of period                                     160,815      (1,223,538)        2,218,692         (6,331,087)           455,162
                                           ----------------  --------------  ----------------  -----------------  -----------------

Change in net unrealized appreciation
  (depreciation) of investments                      55,817      (6,221,374)        1,593,451            423,806            135,764
                                           ----------------  --------------  ----------------  -----------------  -----------------

Increase (decrease) in net assets from
  operations                               $          5,879  $   (5,539,077) $      3,507,080  $      (2,486,298) $           5,306
                                           ================  ==============  ================  =================  =================

                                                Capital      Government and
                                             Appreciation     Quality Bond                     Natural Resources  Aggressive Growth
                                               Portfolio        Portfolio    Growth Portfolio      Portfolio          Portfolio
                                               (Class 3)        (Class 3)        (Class 3)         (Class 3)          (Class 1)
                                           ----------------  --------------  ----------------  -----------------  -----------------
Investment income:
  Dividends                                $             --  $    2,669,352  $         20,092  $          33,826  $              --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                 (1,043,944)       (782,327)          (37,382)           (67,792)           (54,052)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net investment income (loss)                     (1,043,944)      1,887,025           (17,290)           (33,966)           (54,052)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses) from
  securities transactions                        (4,290,254)        625,463          (297,468)        (1,762,606)          (274,185)
Realized gain distributions                              --         405,496                --          1,862,403                 --
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net realized gains (losses)                      (4,290,254)      1,030,959          (297,468)            99,797           (274,185)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            (1,765,308)        433,985            49,944           (425,494)        (1,359,483)
  End of period                                  (4,683,426)      2,779,098            67,785         (2,170,943)        (1,179,893)
                                           ----------------  --------------  ----------------  -----------------  -----------------

Change in net unrealized appreciation
  (depreciation) of investments                  (2,918,118)      2,345,113            17,841         (1,745,449)            179,590
                                           ----------------  --------------  ----------------  -----------------  -----------------

Increase (decrease) in net assets from
  operations                               $     (8,252,316)     $5,263,097  $       (296,917) $      (1,679,618) $        (148,647)
                                           ================  ==============  ================  =================  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Alliance Growth                      Blue Chip Growth   Capital Growth   Cash Management
                                              Portfolio     Balanced Portfolio      Portfolio         Portfolio        Portfolio
                                              (Class 1)          (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           ---------------  ------------------  ----------------  ----------------  ---------------
Investment income:
  Dividends                                $       111,243  $          316,364  $          2,288  $             --  $            --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (275,269)           (209,215)           (8,900)          (12,089)        (173,244)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net investment income (loss)                      (164,026)            107,149            (6,612)          (12,089)        (173,244)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses) from sale of
  securities                                    (1,153,256)           (381,665)           32,845           190,819          (95,602)
Realized gain distributions                             --                  --                --                --               --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses)                     (1,153,256)           (381,665)           32,845           190,819          (95,602)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                           (7,415,283)         (1,688,155)          131,085           285,984         (197,784)
  End of period                                 (6,810,118)         (1,211,842)           42,315            57,182         (151,578)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments                    605,165             476,313           (88,770)         (228,802)          46,206
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Increase (decrease) in net assets from
  operations                               $      (712,117) $          201,797  $        (62,537) $        (50,072) $      (222,640)
                                           ===============  ==================  ================  ================  ===============

                                            Corporate Bond     Davis Venture     "Dogs" of Wall   Emerging Markets    Equity Index
                                              Portfolio       Value Portfolio   Street Portfolio      Portfolio        Portfolio
                                              (Class 1)         (Class 1)           (Class 1)         (Class 1)        (Class 1)
                                           ---------------  ------------------  ----------------  ----------------  ---------------
Investment income:
  Dividends                                $     4,461,696  $          825,094  $         76,765  $         56,881  $       158,106
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (642,984)           (616,165)          (36,767)         (114,855)        (130,441)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net investment income (loss)                     3,818,712             208,929            39,998           (57,974)          27,665
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses) from sale
  of securities                                  2,236,171          (1,384,505)           78,210         1,174,249          (85,931)
Realized gain distributions                        332,720                  --                --                --               --
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net realized gains (losses)                      2,568,891          (1,384,505)           78,210         1,174,249          (85,931)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            8,922,219          (1,019,689)          (57,300)        3,708,054         (432,234)
  End of period                                  6,449,506          (3,142,350)          190,057          (483,802)        (314,424)
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments                 (2,472,713)         (2,122,661)          247,357        (4,191,856)         117,810
                                           ---------------  ------------------  ----------------  ----------------  ---------------

Increase (decrease) in net assets from
  operations                               $     3,914,890  $       (3,298,237) $        365,565  $     (3,075,581) $        59,544
                                           ===============  ==================  ================  ================  ===============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                              Equity                                                                      Growth
                                           Opportunities     Fundamental         Global Bond       Global Equities    Opportunities
                                             Portfolio    Growth Portfolio        Portfolio           Portfolio          Portfolio
                                             (Class 1)        (Class 1)           (Class 1)           (Class 1)         (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
Investment income:
  Dividends                                $      55,066  $             --  $            347,147  $          53,898  $           --
                                           -------------  ----------------  --------------------  -----------------  --------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                 (92,666)         (121,411)             (145,609)           (63,437)        (15,214)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net investment income (loss)                     (37,600)         (121,411)              201,538             (9,539)        (15,214)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses) from
  sale of securities                            (766,556)         (351,993)               23,430           (238,828)        127,830
Realized gain distributions                           --                --               215,520                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses)                     (766,556)         (351,993)              238,950           (238,828)        127,830
                                           -------------  ----------------  --------------------  -----------------  --------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                           (533,024)       (2,335,258)              (27,886)          (579,304)        328,819
  End of period                                  155,418        (2,552,924)              222,839           (999,477)        160,848
                                           -------------  ----------------  --------------------  -----------------  --------------

Change in net unrealized appreciation
    (depreciation) of investments                688,442          (217,666)              250,725           (420,173)       (167,971)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets from
  operations                               $    (115,714) $       (691,070) $            691,213  $        (668,540) $      (55,355)
                                           =============  ================  ====================  =================  ==============

                                                                                                                           MFS
                                                                                International       International     Massachusetts
                                           Growth-Income  High-Yield Bond   Diversified Equities  Growth and Income  Investors Trust
                                             Portfolio        Portfolio           Portfolio           Portfolio         Portfolio
                                             (Class 1)        (Class 1)           (Class 1)           (Class 1)         (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
Investment income:
  Dividends                                $     174,151  $      1,184,745  $            129,936  $         315,060  $       29,346
                                           -------------  ----------------  --------------------  -----------------  --------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                (215,429)         (136,600)              (63,046)          (108,163)        (37,226)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net investment income (loss)                     (41,278)        1,048,145                66,890            206,897          (7,880)
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses) from
  sale of securities                          (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
Realized gain distributions                           --                --                    --                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------

Net realized gains (losses)                   (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
                                           -------------  ----------------  --------------------  -----------------  --------------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                         (4,259,325)         (208,651)             (222,674)        (3,705,433)        600,868
  End of period                               (1,338,566)          127,578              (888,453)        (3,043,429)        346,582
                                           -------------  ----------------  --------------------  -----------------  --------------

Change in net unrealized appreciation
    (depreciation) of investments              2,920,759           336,229              (665,779)           662,004        (254,286)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets from
  operations                               $   1,304,280  $        494,338  $           (942,988) $      (1,564,822) $     (100,070)
                                           =============  ================  ====================  =================  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           MFS Total Return    Mid-Cap Growth      Real Estate       Small Company    Technology
                                               Portfolio         Portfolio          Portfolio       Value Portfolio   Portfolio
                                               (Class 1)         (Class 1)          (Class 1)          (Class 1)      (Class 1)
                                           ----------------  -----------------  -----------------  ----------------  -----------
Investment income:
  Dividends                                $      2,462,229  $              --  $          52,256  $         15,077  $        --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (830,968)           (35,334)           (55,485)          (53,304)      (3,460)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net investment income (loss)                      1,631,261            (35,334)            (3,229)          (38,227)      (3,460)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses) from
  sale of securities                             (2,518,584)           164,397           (812,820)          570,716       54,082
Realized gain distributions                              --                 --                 --                --           --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses)                      (2,518,584)           164,397           (812,820)          570,716       54,082
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                            (7,853,538)           889,106           (805,044)          942,391      112,285
  End of period                                  (5,744,931)           534,618            375,135           249,112       37,394
                                           ----------------  -----------------  -----------------  ---------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments                   2,108,607           (354,488)         1,180,179          (693,279)     (74,891)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Increase (decrease) in net assets from
  operations                               $      1,221,284  $        (225,425) $         364,130  $       (160,790) $   (24,269)
                                           ================  =================  =================  ================  ===========

                                            Telecom Utility  Total Return Bond  Aggressive Growth   Alliance Growth    Balanced
                                               Portfolio         Portfolio          Portfolio          Portfolio      Portfolio
                                               (Class 1)         (Class 1)          (Class 3)          (Class 3)      (Class 3)
                                           ----------------  -----------------  -----------------  ---------------   -----------
Investment income:
  Dividends                                $         53,284  $         378,544  $              --  $         22,401  $    56,520
                                           ----------------  -----------------  -----------------  ---------------   -----------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (26,475)          (218,212)            (3,492)          (91,114)     (30,171)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net investment income (loss)                         26,809            160,332             (3,492)          (68,713)      26,349
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses) from
  sale of securities                                 29,843            892,680            (12,928)          138,176      224,751
Realized gain distributions                              --            292,587                 --                --           --
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net realized gains (losses)                          29,843          1,185,267            (12,928)          138,176      224,751
                                           ----------------  -----------------  -----------------  ---------------   -----------

Net unrealized appreciation
  (depreciation) of investments:

  Beginning of period                               (14,931)         1,464,039             40,802           435,766      464,765
  End of period                                      41,127          1,377,967             42,274            51,316      243,859
                                           ----------------  -----------------  -----------------  ---------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments                      56,058            (86,072)             1,472          (384,450)    (220,906)
                                           ----------------  -----------------  -----------------  ---------------   -----------

Increase (decrease) in net assets from
  operations                               $        112,710  $       1,259,527  $         (14,948) $       (314,987) $    30,194
                                           ================  =================  =================  ================  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Blue Chip Growth    Capital Growth   Cash Management  Corporate Bond    Davis Venture
                                              Portfolio          Portfolio         Portfolio        Portfolio        Portfolio
                                              (Class 3)          (Class 3)         (Class 3)        (Class 3)        (Class 3)
                                           ----------------  -----------------  ---------------  --------------  ----------------
Investment income:
  Dividends                                $             96  $              --  $            --  $   10,711,069  $        951,913
                                           ----------------  -----------------  ---------------  --------------  ----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (14,197)           (29,424)        (104,979)     (1,538,304)         (756,649)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net investment income (loss)                        (14,101)           (29,424)        (104,979)      9,172,765           195,264
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses) from
  sale of securities                                115,409            (48,493)         (65,264)      4,499,044        (7,227,904)
Realized gain distributions                              --                 --               --         828,968                --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses)                         115,409            (48,493)         (65,264)      5,328,012        (7,227,904)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               326,855            274,675          (24,520)     21,334,354        (8,300,117)
  End of period                                     118,799            266,778          (23,858)     16,081,956        (5,676,616)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Change in net unrealized appreciation
  (depreciation) of investments                    (208,056)            (7,897)             662      (5,252,398)        2,623,501
                                           ----------------  -----------------  ---------------  --------------  ----------------

Increase (decrease) in net assets from
  operations                               $       (106,748) $         (85,814) $      (169,581) $    9,248,379  $     (4,409,139)
                                           ================= =================  ===============  ==============  ================

                                                                                    Equity
                                            "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                           Street Portfolio      Portfolio         Portfolio        Portfolio    Growth Portfolio
                                              (Class 3)          (Class 3)         (Class 3)        (Class 3)        (Class 3)
                                           ----------------  -----------------  ---------------  --------------  ----------------
Investment income:
  Dividends                                $         32,155  $          43,344  $         3,601  $      948,611  $             --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (12,030)           (92,682)         (10,712)       (539,678)          (28,058)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net investment income (loss)                         20,125            (49,338)          (7,111)        408,933           (28,058)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses) from
  sale of securities                                (16,656)         1,012,821          (97,037)     (4,174,931)          (88,785)
Realized gain distributions                              --                 --               --              --                --
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net realized gains (losses)                         (16,656)         1,012,821          (97,037)     (4,174,931)          (88,785)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                71,154          4,815,374           73,143      (5,796,079)          471,093
  End of period                                     226,951            875,822          154,243      (9,387,677)          420,834
                                           ----------------  -----------------  ---------------  --------------  ----------------

Change in net unrealized appreciation
  (depreciation) of investments                     155,797         (3,939,552)          81,100      (3,591,598)          (50,259)
                                           ----------------  -----------------  ---------------  --------------  ----------------

Increase (decrease) in net assets from
  operations                               $        159,266  $      (2,976,069) $       (23,048) $   (7,357,596) $       (167,102)
                                           ================= =================  ===============  ==============  ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                                         Growth                         High-Yield
                                               Global Bond       Global Equities     Opportunities     Growth-Income      Bond
                                                Portfolio           Portfolio          Portfolio         Portfolio      Portfolio
                                                (Class 3)           (Class 3)          (Class 3)         (Class 3)      (Class 3)
                                          --------------------  -----------------  ----------------    -------------   ------------
Investment income:
  Dividends                               $            538,316  $          10,147  $             --    $      39,968   $  2,983,772
                                          --------------------  -----------------  ----------------    -------------   ------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                      (228,858)           (11,280)         (173,178)         (43,215)      (317,750)
                                          --------------------  -----------------  ----------------    -------------   ------------

Net investment income (loss)                           309,458             (1,133)         (173,178)          (3,247)     2,666,022
                                          --------------------  -----------------  ----------------    -------------   ------------

Net realized gains (losses)
  from sale of securities                               86,338           (113,394)          615,969         (419,653)    (1,700,497)
Realized gain distributions                            366,469                 --                --               --             --
                                          --------------------  -----------------  ----------------    -------------   ------------

Net realized gains (losses)                            452,807           (113,394)          615,969         (419,653)    (1,700,497)
                                          --------------------  -----------------  ----------------    -------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                  217,905               (579)        5,754,102         (749,840)    (1,265,684)
  End of period                                        666,644            (35,657)        4,981,652           87,764     (1,028,398)
                                          --------------------  -----------------  ----------------    -------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                      448,739            (35,078)         (772,450)         837,604        237,286
                                          --------------------  -----------------  ----------------    -------------   ------------

Increase (decrease) in net assets from
  operations                              $          1,211,004  $        (149,605) $       (329,659)   $     414,704   $  1,202,811
                                          ====================  =================  ================    =============   ============

                                            International       International                      MFS Massachusetts     MFS Total
                                        Diversified Equities  Growth and Income   Marsico Focused   Investors Trust       Return
                                              Portfolio           Portfolio      Growth Portfolio      Portfolio         Portfolio
                                              (Class 3)           (Class 3)         (Class 3)          (Class 3)         (Class 3)
                                        --------------------  -----------------  ----------------  -----------------   ------------
Investment income:
  Dividends                             $            104,632  $       1,070,058  $          3,499  $         150,706   $  2,830,722
                                        --------------------  -----------------  ----------------  -----------------   ------------

Expenses:
  Charges for distribution, mortality
   and expense risk                                  (46,647)          (312,300)          (26,857)          (260,188)    (1,022,482)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net investment income (loss)                          57,985            757,758           (23,358)          (109,482)     1,808,240
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net realized gains (losses)
  from sale of securities                           (422,601)        (3,335,775)         (236,906)            31,826     (5,513,594)
Realized gain distributions                               --                 --                --                 --             --
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net realized gains (losses)                         (422,601)        (3,335,775)         (236,906)            31,826     (5,513,594)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (579,547)         2,168,744           (94,103)         6,608,130    (12,805,127)
  End of period                                   (1,047,515)          (341,832)           88,198          5,987,506     (8,010,380)
                                        --------------------  -----------------  ----------------  -----------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                   (467,968)        (2,510,576)          182,301           (620,624)     4,794,747
                                        --------------------  -----------------  ----------------  -----------------   ------------

Increase (decrease) in net assets from
  operations                            $           (832,584) $      (5,088,593) $        (77,963) $        (698,280)  $  1,089,393
                                        ====================  =================  ================  =================   ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                            Mid-Cap Growth     Real Estate     Small & Mid Cap  Small Company     Technology
                                              Portfolio         Portfolio      Value Portfolio    Portfolio        Portfolio
                                              (Class 3)         (Class 3)         (Class 3)       (Class 3)        (Class 3)
                                           ---------------  -----------------  ---------------  -------------  -----------------
Investment income:
  Dividends                                $            --  $         189,557  $        59,143  $      64,704  $             --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                   (43,376)          (207,571)        (393,674)      (236,577)            (6,113)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net investment income (loss)                       (43,376)           (18,014)        (334,531)      (171,873)            (6,113)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)
  from sale of securities                          142,800          1,387,135          398,279        330,776            123,245
Realized gain distributions                             --                 --               --             --                 --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)                        142,800          1,387,135          398,279        330,776            123,245
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                              748,432          9,097,626       16,913,537      6,799,948            178,359
  End of period                                    390,212          9,489,024       13,365,642      5,838,771             15,697
                                           ---------------  -----------------  ---------------  -------------  -----------------

Change in net unrealized appreciation
    (depreciation) of investments                 (358,220)           391,398       (3,547,895)      (961,177)          (162,662)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Increase (decrease) in net assets from
  operations                               $      (258,796) $       1,760,519  $    (3,484,147) $    (802,274) $         (45,530)
                                           ===============  =================  ===============  ============== =================

                                                                                 Invesco Van                      Invesco Van
                                                                                 Kampen V.I.     Invesco Van      Kampen V.I.
                                           Telecom Utility  Total Return Bond   Capital Growth   Kampen V.I.   Growth and Income
                                              Portfolio         Portfolio            Fund       Comstock Fund        Fund
                                              (Class 3)         (Class 3)        (Series II)     (Series II)      (Series II)
                                           ---------------  -----------------  ---------------  -------------  -----------------
Investment income:
  Dividends                                $        20,934  $       1,077,355  $            --  $   3,194,159  $       2,463,725
                                           ---------------  -----------------  ---------------  -------------  -----------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                    (8,035)          (736,302)         (60,720)    (2,014,209)        (2,102,693)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net investment income (loss)                        12,899            341,053          (60,720)     1,179,950            361,032
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)
  from sale of securities                          (26,206)         3,060,226          481,246     (6,532,428)        (3,803,917)
Realized gain distributions                             --            984,836               --             --                 --
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net realized gains (losses)                        (26,206)         4,045,062          481,246     (6,532,428)        (3,803,917)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               55,549          6,158,153        2,072,159    (10,412,549)           808,028
  End of period                                    115,135          6,101,335        1,189,316    (10,770,706)        (2,128,646)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Change in net unrealized appreciation
    (depreciation) of investments                   59,586            (56,818)        (882,843)      (358,157)        (2,936,674)
                                           ---------------  -----------------  ---------------  -------------  -----------------

Increase (decrease) in net assets from
  operations                               $        46,279  $       4,329,297  $      (462,317) $  (5,710,635) $      (6,379,559)
                                           ===============  =================  ===============  ============== =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Growth and Income   Mid Cap Value    Asset Allocation   Global Growth
                                               Portfolio          Portfolio           Fund              Fund       Growth Fund
                                               (Class VC)        (Class VC)         (Class 2)        (Class 2)      (Class 2)
                                           -----------------  ---------------  ------------------  -------------  ------------
Investment income:
  Dividends                                $         939,292  $       172,497  $        5,855,956  $   3,745,966  $  1,391,433
                                           -----------------  ---------------  ------------------  -------------  ------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (1,188,795)        (777,601)         (2,780,851)    (2,532,034)   (2,014,543)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net investment income (loss)                        (249,503)        (605,104)          3,075,105      1,213,932      (623,110)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net realized gains (losses)
  from sale of securities                         (4,108,446)      (4,593,180)         (2,248,237)     2,510,922    (1,106,128)
Realized gain distributions                               --               --                  --             --            --
                                           -----------------  ---------------  ------------------  -------------  ------------

Net realized gains (losses)                       (4,108,446)      (4,593,180)         (2,248,237)     2,510,922    (1,106,128)
                                           -----------------  ---------------  ------------------  -------------  ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (11,211,789)      (8,701,536)         (1,704,321)    15,959,876       643,675
  End of period                                  (15,921,860)      (7,221,291)           (434,725)   (14,750,144)   (8,030,758)
                                           -----------------  ---------------  ------------------  -------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                 (4,710,071)       1,480,245           1,269,596    (30,710,020)   (8,674,433)
                                           -----------------  ---------------  ------------------  -------------  ------------

Increase (decrease) in net assets from
  operations                               $      (9,068,020) $    (3,718,039) $        2,096,464  $ (26,985,166) $(10,403,671)
                                           =================  ===============  ==================  =============  ============

                                                                               Franklin Templeton
                                                                                  VIP Founding
                                             Growth-Income    Franklin Income   Funds Allocation    Real Return
                                                 Fund         Securities Fund         Fund           Portfolio
                                               (Class 2)         (Class 2)          (Class 2)        (Class 3)
                                           -----------------  ---------------  ------------------  -------------
Investment income:
  Dividends                                $       5,974,981  $       790,215  $            3,771  $          --
                                           -----------------  ---------------  ------------------  -------------

Expenses:
  Charges for distribution, mortality and
    expense risk                                  (3,462,910)        (121,018)           (209,811)       (31,584)
                                           -----------------  ---------------  ------------------  -------------

Net investment income (loss)                       2,512,071          669,197            (206,040)       (31,584)
                                           -----------------  ---------------  ------------------  -------------

Net realized gains (losses)
  from sale of securities                         (7,539,388)          37,668            (101,028)        44,946
Realized gain distributions                               --               --                  --             --
                                           -----------------  ---------------  ------------------  -------------

Net realized gains (losses)                       (7,539,388)          37,668            (101,028)        44,946
                                           -----------------  ---------------  ------------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (32,362,578)       2,118,159           4,536,709        (11,142)
  End of period                                  (37,060,140)       1,644,929           4,355,007        134,229
                                           -----------------  ---------------  ------------------  -------------

Change in net unrealized appreciation
    (depreciation) of investments                 (4,697,562)        (473,230)           (181,702)       145,371
                                           -----------------  ---------------  ------------------  -------------

Increase (decrease) in net assets from
  operations                               $      (9,724,879) $       233,635  $         (488,770) $     158,733
                                           =================  ===============  ==================  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011

                                                                                   Government and                         Asset
                                           Asset Allocation  Capital Appreciation   Quality Bond                        Allocation
                                             Portfolio             Portfolio          Portfolio       Growth Portfolio  Portfolio
                                             (Class 1)             (Class 1)          (Class 1)          (Class 1)      (Class 3)
                                           ----------------  --------------------  ----------------  -----------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $        220,644  $           (797,821) $      1,253,512  $         (84,016) $   88,867

  Net realized gains (losses)                      (270,582)            1,480,118           660,117         (2,826,088)   (219,325)
  Change in net unrealized appreciation
    (depreciation) of investments                    55,817            (6,221,374)        1,593,451            423,806     135,764
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      operations                                      5,879            (5,539,077)        3,507,080         (2,486,298)      5,306
                                           ----------------  --------------------  ----------------  -----------------  ----------

From capital transactions:
  Net proceeds from units sold                       33,147               180,184            72,842             63,770     466,883
  Cost of units redeemed                         (1,673,268)          (13,586,113)      (10,829,160)        (6,609,270)   (781,930)
  Net transfers                                     168,322            (2,033,023)       (2,216,614)        (1,322,448)  1,026,440
  Contract maintenance charge                            --                    --                --                 --      (1,033)
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      capital transactions                       (1,471,799)          (15,438,952)      (12,972,932)        (7,867,948)    710,360
                                           ----------------  --------------------  ----------------  -----------------  ----------

Increase (decrease) in net assets                (1,465,920)          (20,978,029)       (9,465,852)       (10,354,246)    715,666
Net assets at beginning of period                14,168,846            91,161,310        65,850,857         41,947,682   4,741,122
                                           ----------------  --------------------  ----------------  -----------------  ----------
Net assets at end of period                $     12,702,926  $         70,183,281  $     56,385,005  $      31,593,436  $5,456,788
                                           ================  ====================  ================  =================  ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          2,012                 7,776             3,762              3,996      30,623
  Units redeemed                                    (79,774)             (689,331)         (633,816)          (469,095)    (51,304)
  Units transferred                                   7,945              (123,767)         (132,507)           (94,359)     68,338
                                           ----------------  --------------------  ----------------  -----------------  ----------
Increase (decrease) in units outstanding            (69,817)             (805,322)         (762,561)          (559,458)     47,657
Beginning units                                     712,066             4,668,672         3,914,604          2,921,238     309,653
                                           ----------------  --------------------  ----------------  -----------------  ----------
Ending units                                        642,249             3,863,350         3,152,043          2,361,780     357,310
                                           ================  ====================  ================  =================  ==========

                                                Capital          Government and                                         Aggressive
                                             Appreciation         Quality Bond                       Natural Resources    Growth
                                               Portfolio           Portfolio       Growth Portfolio      Portfolio       Portfolio
                                               (Class 3)           (Class 3)          (Class 3)          (Class 3)       (Class 1)
                                           ----------------  --------------------  ----------------  -----------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (1,043,944) $          1,887,025  $        (17,290) $         (33,966) $  (54,052)

  Net realized gains (losses)                    (4,290,254)            1,030,959          (297,468)            99,797    (274,185)
  Change in net unrealized appreciation
    (depreciation) of investments                (2,918,118)            2,345,113            17,841         (1,745,449)    179,590
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      operations                                 (8,252,316)            5,263,097          (296,917)        (1,679,618)   (148,647)
                                           ----------------  --------------------  ----------------  -----------------  ----------

From capital transactions:
  Net proceeds from units sold                    1,071,887             6,064,874           132,350            139,384       9,587
  Cost of units redeemed                        (14,180,498)          (11,894,511)         (533,467)        (1,013,856)   (454,535)
  Net transfers                                  (2,002,338)            4,869,731          (174,648)            61,740       2,832
  Contract maintenance charge                       (18,565)              (10,607)             (795)            (1,411)         --
                                           ----------------  --------------------  ----------------  -----------------  ----------
    Increase(decrease) in net assets from
      capital transactions                      (15,129,514)             (970,513)         (576,560)          (814,143)   (442,116)
                                           ----------------  --------------------  ----------------  -----------------  ----------

Increase (decrease) in net assets               (23,381,830)            4,292,584          (873,477)        (2,493,761)   (590,763)
Net assets at beginning of period               128,499,376            92,721,368         4,831,679          8,872,042   4,927,629
                                           ----------------  --------------------  ----------------  -----------------  ----------
Net assets at end of period                $    105,117,546  $         97,013,952  $      3,958,202  $       6,378,281  $4,336,866
                                           ================  ====================  ================  =================  ==========

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:

  Units sold                                         62,965               368,254            10,983             11,929         767
  Units redeemed                                   (798,472)             (729,792)          (43,386)           (84,413)    (41,248)
  Units transferred                                 (84,739)              297,272           (12,515)             9,215       1,924
                                           ----------------  --------------------  ----------------  -----------------  ----------
Increase (decrease) in units outstanding           (820,246)              (64,266)          (44,918)           (63,269)    (38,557)
Beginning units                                   7,458,411             5,822,234           386,395            718,089     419,845
                                           ----------------  --------------------  ----------------  -----------------  ----------
Ending units                                      6,638,165             5,757,968           341,477            654,820     381,288
                                           ================  ====================  ================  =================  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                                                                          Cash
                                            Alliance Growth                      Blue Chip Growth   Capital Growth     Management
                                               Portfolio     Balanced Portfolio      Portfolio         Portfolio        Portfolio
                                               (Class 1)         (Class 1)           (Class 1)         (Class 1)        (Class 1)
                                            ---------------  ------------------  ----------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $      (164,026) $          107,149  $         (6,612) $        (12,089) $    (173,244)

  Net realized gains (losses)                    (1,153,256)           (381,665)           32,845           190,819        (95,602)
  Change in net unrealized appreciation
    (depreciation) of investments                   605,165             476,313           (88,770)         (228,802)        46,206
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      operations                                   (712,117)            201,797           (62,537)          (50,072)      (222,640)
                                            ---------------  ------------------  ----------------  ----------------  -------------
From capital transactions:
  Net proceeds from units sold                       69,512              28,634               875                28      1,091,341
  Cost of units redeemed                         (3,346,126)         (2,411,671)         (169,343)         (415,519)   (17,214,574)
  Net transfers                                    (369,146)            308,651           193,233            51,597     17,987,730
  Contract maintenance charge                            --                  --                --                --             --
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      capital transactions                       (3,645,760)         (2,074,386)           24,765          (363,894)     1,864,497
                                            ---------------  ------------------  ----------------  ----------------  -------------

Increase (decrease) in net assets                (4,357,877)         (1,872,589)          (37,772)         (413,966)     1,641,857
Net assets at beginning of period                24,971,933          18,734,673         1,069,902         1,552,228     17,397,029
                                            ---------------  ------------------  ----------------  ----------------  -------------
Net assets at end of period                 $    20,614,056  $       16,862,084  $      1,032,130  $      1,138,262  $  19,038,886
                                            ===============  ==================  ================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         2,681               1,939               140                 4         88,254
   Units redeemed                                  (166,322)           (161,602)          (26,600)          (53,624)    (1,458,080)
   Units transferred                                (32,610)             39,746            31,632             4,239      1,534,695
                                            ---------------  ------------------  ----------------  ----------------  -------------
Increase (decrease) in units outstanding           (196,251)           (119,917)            5,172           (49,381)       164,869
Beginning units                                   1,124,208           1,227,800           169,073           197,382      1,418,702
                                            ---------------  ------------------  ----------------  ----------------  -------------
Ending units                                        927,957           1,107,883           174,245           148,001      1,583,571
                                            ===============  ==================  ================  ================  =============

                                            Corporate Bond      Davis Venture     "Dogs" of Wall   Emerging Markets  Equity Index
                                               Portfolio       Value Portfolio   Street Portfolio      Portfolio      Portfolio
                                               (Class 1)          (Class 1)          (Class 1)         (Class 1)      (Class 1)
                                            ---------------  -----------------   ----------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $     3,818,712  $          208,929  $         39,998  $        (57,974) $      27,665

  Net realized gains (losses)                     2,568,891          (1,384,505)           78,210         1,174,249        (85,931)
  Change in net unrealized appreciation
    (depreciation) of investments                (2,472,713)         (2,122,661)          247,357        (4,191,856)       117,810
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      operations                                  3,914,890          (3,298,237)          365,565        (3,075,581)        59,544
                                            ---------------  ------------------  ----------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                      178,003             173,903             8,172             8,755         26,614
  Cost of units redeemed                        (12,235,093)        (10,085,420)         (420,929)       (1,733,802)    (1,190,712)
  Net transfers                                  (1,464,818)         (2,667,913)          777,259          (517,511)      (166,780)
  Contract maintenance charge                            --                  --                --                --             --
                                            ---------------  ------------------  ----------------  ----------------  -------------
    Increase (decrease) in net assets from
      capital transactions                       13,521,908)        (12,579,430)          364,502        (2,242,558)    (1,330,878)
                                            ---------------  ------------------  ----------------  ----------------  -------------

Increase (decrease) in net assets                (9,607,018)        (15,877,667)          730,067        (5,318,139)    (1,271,334)
Net assets at beginning of period                77,627,774          73,337,574         3,028,144        13,078,029     10,891,764
                                            ---------------  ------------------  ----------------  ----------------  -------------
Net assets at end of period                     $68,020,756  $       57,459,907  $      3,758,211  $      7,759,890  $   9,620,430
                                            ===============  ==================  ================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         8,004              10,071               506               302          2,650
   Units redeemed                                  (583,092)           (618,927)          (28,771)          (69,552)      (123,751)
   Units transferred                                (70,972)           (180,709)           50,018           (24,292)       (15,604)
                                            ---------------  ------------------  ----------------  ----------------  -------------
Increase (decrease) in units outstanding           (646,060)           (789,565)           21,753           (93,542)      (136,705)
Beginning units                                   3,809,449           4,451,181           225,699           497,624      1,144,865
                                            ---------------  ------------------  ----------------  ----------------  -------------
Ending units                                      3,163,389           3,661,616           247,452           404,082      1,008,160
                                            ===============  ==================  ================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                               Equity                                                                    Growth
                                           Opportunities     Fundamental        Global Bond        Global Equities    Opportunities
                                             Portfolio    Growth Portfolio       Portfolio             Portfolio       Portfolio
                                             (Class 1)       (Class 1)           (Class 1)             (Class 1)       (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (37,600) $       (121,411) $            201,538  $          (9,539) $      (15,214)

  Net realized gains (losses)                   (766,556)         (351,993)              238,950           (238,828)        127,830
  Change in net unrealized appreciation
    (depreciation) of investments                688,442          (217,666)              250,725           (420,173)       (167,971)
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      operations                                (115,714)         (691,070)              691,213           (668,540)        (55,355)
                                           -------------  ----------------  --------------------  -----------------  --------------

From capital transactions:
  Net proceeds from units sold                    11,325            13,887                15,732             16,551           1,881
  Cost of units redeemed                      (1,730,910)       (1,647,956)           (2,160,414)          (783,529)       (371,767)
  Net transfers                                 (333,402)         (220,260)              456,556             34,438         238,388
  Contract maintenance charge                         --                --                    --                 --              --
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      capital transactions                    (2,052,987)       (1,854,329)           (1,688,126)          (732,540)       (131,498)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets             (2,168,701)       (2,545,399)             (996,913)        (1,401,080)       (186,853)
Net assets at beginning of period             11,086,312        12,466,191            16,099,497          6,279,672       1,737,058
                                           -------------  ----------------  --------------------  -----------------  --------------
Net assets at end of period                $   8,917,611  $      9,920,792  $         15,102,584  $       4,878,592  $    1,550,205
                                           =============  ================  ====================  =================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         625             1,129                   732              1,203             294
  Units redeemed                                (134,119)         (165,259)             (114,678)           (53,338)        (56,910)
  Units transferred                              (26,834)          (19,966)               23,180              3,179          35,048
                                           -------------  ----------------  --------------------  -----------------  --------------
Increase (decrease) in units outstanding        (160,328)         (184,096)              (90,766)           (48,956)        (21,568)
Beginning units                                  839,451         1,163,672               877,083            424,709         276,045
                                           -------------  ----------------  --------------------  -----------------  --------------
Ending units                                     679,123           979,576               786,317            375,753         254,477
                                           =============  ================  ====================  =================  ==============

                                                                                                                           MFS
                                                                                                                      Massachusetts
                                                                                International         International     Investors
                                           Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income       Trust
                                             Portfolio       Portfolio           Portfolio             Portfolio        Portfolio
                                             (Class 1)       (Class 1)           (Class 1)             (Class 1)        (Class 1)
                                           -------------  ----------------  --------------------  -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $     (41,278) $      1,048,145  $             66,890  $         206,897  $       (7,880)

  Net realized gains (losses)                 (1,575,201)         (890,036)             (344,099)        (2,433,723)        162,096
  Change in net unrealized appreciation
    (depreciation) of investments              2,920,759           336,229              (665,779)           662,004        (254,286)
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      operations                               1,304,280           494,338              (942,988)        (1,564,822)       (100,070)
                                           -------------  ----------------  --------------------  -----------------  --------------

From capital transactions:
  Net proceeds from units sold                    68,083             9,347                29,723             36,342           2,935
  Cost of units redeemed                      (2,936,301)       (2,544,892)           (1,026,962)        (2,126,620)       (557,846)
  Net transfers                                 (635,078)          302,201              (165,230)           (17,845)        128,527
  Contract maintenance charge                         --                --                --                     --              --
                                           -------------  ----------------  --------------------  -----------------  --------------
    Increase(decrease) in net assets from
      capital transactions                    (3,503,296)       (2,233,344)           (1,162,469)        (2,108,123)       (426,384)
                                           -------------  ----------------  --------------------  -----------------  --------------

Increase (decrease) in net assets             (2,199,016)       (1,739,006)           (2,105,457)        (3,672,945)       (526,454)
Net assets at beginning of period             20,103,996        15,384,899             7,086,924         12,366,953       4,527,131
                                           -------------  ----------------  --------------------  -----------------  --------------
Net assets at end of period                $  17,904,980  $     13,645,893  $          4,981,467  $       8,694,008  $    4,000,677
                                           =============  ================  ====================  =================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       4,718               464                 3,674              2,966             247
  Units redeemed                                (166,368)         (146,775)             (103,288)          (180,259)        (49,373)
  Units transferred                              (36,179)           14,337               (15,234)              (194)         12,065
                                           -------------  ----------------  --------------------  -----------------  --------------
Increase (decrease) in units outstanding        (197,829)         (131,974)             (114,848)          (177,487)        (37,061)
Beginning units                                1,132,534           898,638               675,407            998,242         404,967
                                           -------------  ----------------  --------------------  -----------------  --------------
Ending units                                     934,705           766,664               560,559            820,755         367,906
                                           =============  ================  ====================  =================  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           MFS Total Return    Mid-Cap Growth     Real Estate       Small Company     Technology
                                               Portfolio         Portfolio          Portfolio      Value Portfolio     Portfolio
                                               (Class 1)         (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           ----------------  -----------------  -----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $      1,631,261  $         (35,334) $          (3,229) $       (38,227) $       (3,460)

  Net realized gains (losses)                    (2,518,584)           164,397           (812,820)         570,716          54,082
  Change in net unrealized appreciation
    (depreciation) of investments                 2,108,607           (354,488)         1,180,179         (693,279)        (74,891)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      operations                                  1,221,284           (225,425)           364,130         (160,790)        (24,269)
                                           ----------------  -----------------  -----------------  ---------------  --------------

From capital transactions:
  Net proceeds from units sold                      295,241              3,737              5,878            9,579              --
  Cost of units redeemed                        (17,905,544)          (668,442)          (875,132)        (584,999)        (89,335)
  Net transfers                                  (2,471,066)           105,845            173,733       (1,041,665)          5,276
  Contract maintenance charge                            --                 --                 --               --              --
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      capital transactions                      (20,081,369)          (558,860)          (695,521)      (1,617,085)        (84,059)
                                           ----------------  -----------------  -----------------  ---------------  --------------

Increase (decrease) in net assets               (18,860,085)          (784,285)         (331,391)       (1,777,875)       (108,328)
Net assets at beginning of period               104,898,990          4,305,607          5,631,167        5,459,250         427,041
                                           ----------------  -----------------  -----------------  ---------------  --------------
Net assets at end of period                $     86,038,905  $       3,521,322  $       5,299,776  $     3,681,375  $      318,713
                                           ================  =================  =================  ===============  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         15,919                371                189              334              --
  Units redeemed                                 (1,073,066)           (63,904)           (32,304)         (21,798)        (35,647)
  Units transferred                                (149,910)            11,013              5,178          (37,424)             67
                                           ----------------  -----------------  -----------------  ---------------  --------------
Increase (decrease) in units outstanding         (1,207,057)           (52,520)           (26,937)         (58,888)        (35,580)
Beginning units                                   6,412,067            424,605            219,696          200,102         174,817
                                           ----------------  -----------------  -----------------  ---------------  --------------
Ending units                                      5,205,010            372,085            192,759          141,214         139,237
                                           ================  =================  =================  ===============  ==============

                                           Telecom Utility   Total Return Bond  Aggressive Growth  Alliance Growth     Balanced
                                               Portfolio         Portfolio          Portfolio          Portfolio       Portfolio
                                               (Class 1)         (Class 1)          (Class 3)          (Class 3)       (Class 3)
                                           ----------------  -----------------  -----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $         26,809  $         160,332  $          (3,492) $       (68,713) $       26,349

  Net realized gains (losses)                        29,843          1,185,267            (12,928)         138,176         224,751
  Change in net unrealized appreciation
    (depreciation) of investments                    56,058            (86,072)             1,472         (384,450)       (220,906)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      operations                                    112,710          1,259,527            (14,948)        (314,987)         30,194
                                           ----------------  -----------------  -----------------  ---------------  --------------

From capital transactions:
  Net proceeds from units sold                        1,500            123,499             74,617          131,741         345,308
  Cost of units redeemed                           (305,947)        (4,553,987)           (44,710)      (1,683,851)       (445,340)
  Net transfers                                     291,834          5,272,160            (53,798)        (663,295)        767,502
  Contract maintenance charge                            --                 --               (136)          (1,895)           (439)
                                           ----------------  -----------------  -----------------  ---------------  --------------
    Increase (decrease) in net assets from
      capital transactions                          (12,613)           841,672            (24,027)      (2,217,300)        667,031
                                           ----------------  -----------------  -----------------  ---------------  --------------

Increase (decrease) in net assets                   100,097          2,101,199            (38,975)      (2,532,287)        697,225
Net assets at beginning of period                 2,144,987         23,994,780            424,825       11,662,541       3,367,472
                                           ----------------  -----------------  -----------------  ---------------  --------------
Net assets at end of period                $      2,245,084  $      26,095,979  $         385,850  $     9,130,254  $    4,064,697
                                           ================  =================  =================  ===============  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             87              5,847              9,139           15,368          34,472
  Units redeemed                                    (19,644)          (232,952)            (5,524)        (200,680)        (43,268)
  Units transferred                                  22,529            269,828             (6,816)         (82,435)         74,084
                                           ----------------  -----------------  -----------------  ---------------  --------------
Increase (decrease) in units outstanding              2,972             42,723             (3,201)        (267,747)         65,288
Beginning units                                     139,789          1,239,222              51,038       1,411,151         333,373
                                           ----------------  -----------------  -----------------  ---------------  --------------
Ending units                                        142,761          1,281,945             47,837        1,143,404         398,661
                                           ================  =================  =================  ===============  ==============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                          Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                              Portfolio       Portfolio        Portfolio        Portfolio    Value Portfolio
                                              (Class 3)       (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                          ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $        (14,101) $      (29,424) $      (104,979) $    9,172,765  $       195,264

 Net realized gains (losses)                       115,409         (48,493)         (65,264)      5,328,012      (7,227,904)
 Change in net unrealized
   appreciation (depreciation) of
   investments                                    (208,056)         (7,897)             662     (5,252,398)        2,623,501
                                          ----------------  --------------  ---------------  --------------  ---------------
   Increase (decrease) in net assets
    from operations                               (106,748)        (85,814)        (169,581)      9,248,379      (4,409,139)
                                          ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
   Net proceeds from units sold                    135,195          34,679        4,090,804       3,107,997          921,756
   Cost of units redeemed                         (201,546)       (314,975)     (13,793,062)    (22,038,706)      (9,851,954)
   Net transfers                                   388,556        (243,388)      12,436,543      (5,407,105)      (1,633,991)
   Contract maintenance charge                        (323)           (464)          (2,754)        (23,999)         (13,019)
                                          ----------------  --------------  ---------------  --------------  ---------------
   Increase (decrease) in net assets
    from capital transactions                      321,882        (524,148)       2,731,531     (24,361,813)     (10,577,208)
                                          ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets                  215,134        (609,962)       2,561,950     (15,113,434)     (14,986,347)
Net assets at beginning of period                1,562,629       3,719,204       10,863,494     187,925,968       96,224,930
                                          ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period               $      1,777,763  $    3,109,242  $    13,425,444  $  172,812,534  $    81,238,583
                                          ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                      22,785           4,477          357,373         151,333           66,448
    Units redeemed                                 (32,559)        (40,918)      (1,194,791)     (1,074,150)        (680,934)
    Units transferred                               64,838         (32,066)       1,074,385        (264,975)         (99,616)
                                          ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units outstanding            55,064         (68,507)         236,967      (1,187,792)        (714,102)
Beginning units                                    249,608         477,946          934,751       9,427,409        6,586,099
                                          ----------------  --------------  ---------------  --------------  ---------------
Ending units                                       304,672         409,439        1,171,718       8,239,617        5,871,997
                                          ================  ==============  ===============  ==============  ===============
                                                                                 Equity
                                           "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                          Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                              (Class 3)        (Class 3)        (Class 3)      (Class 3)        (Class 3)
                                          ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $         20,125  $        (49,338) $      (7,111) $     408,933  $        (28,058)

 Net realized gains (losses)                       (16,656)        1,012,821        (97,037)    (4,174,931)          (88,785)
 Change in net unrealized
   appreciation (depreciation) of
   investments                                     155,797        (3,939,552)        81,100     (3,591,598)          (50,259)
                                          ----------------  ----------------  -------------  -------------  ----------------
   Increase (decrease) in net assets
    from operations                                159,266        (2,976,069)       (23,048)    (7,357,596)         (167,102)
                                          ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
   Net proceeds from units sold                     17,390           172,560         39,108      4,372,022            52,497
   Cost of units redeemed                         (117,319)       (1,366,894)      (167,507)    (6,540,107)         (279,800)
   Net transfers                                   436,994         1,114,807       (46,539)     10,450,690          (218,177)
   Contract maintenance charge                        (306)           (1,268)          (210)        (6,951)             (321)
                                          ----------------  ----------------  -------------  -------------  ----------------
   Increase (decrease) in net assets
    from capital transactions                      336,759           (80,795)      (175,148)     8,275,654          (445,801)
                                          ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets                  496,025        (3,056,864)      (198,196)       918,058          (612,903)
Net assets at beginning of period                1,226,943        12,376,243      1,288,119     63,868,282         3,442,185
                                          ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period               $      1,722,968  $      9,319,379  $   1,089,923  $  64,786,340  $      2,829,282
                                          ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                       1,070             7,090          3,208        485,236             7,487
    Units redeemed                                  (7,521)          (49,796)       (14,279)      (671,676)          (39,861)
    Units transferred                               27,815            55,506         (4,064)     1,244,121           (25,586)
                                          ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units outstanding            21,364            12,800        (15,135)     1,057,681           (57,960)
Beginning units                                     82,111           420,192        105,630      6,558,989           480,725
                                          ----------------  ----------------  -------------  -------------  ----------------
Ending units                                       103,475           432,992         90,495      7,616,670           422,765
                                          ================  ================  =============  =============  ================

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                           Growth
                                          Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                           Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                           (Class 3)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                          -----------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   309,458  $        (1,133) $    (173,178) $      (3,247) $     2,666,022

   Net realized gains (losses)                452,807         (113,394)       615,969       (419,653)      (1,700,497)
   Change in net unrealized
    appreciation (depreciation) of
    investments                               448,739          (35,078)      (772,450)       837,604          237,286
                                          -----------  ---------------  -------------  -------------  ---------------
      Increase (decrease) in net assets
       from operations                      1,211,004         (149,605)      (329,659)       414,704        1,202,811
                                          -----------  ---------------  -------------  -------------  ---------------

From capital transactions:
   Net proceeds from units sold               681,155           22,021        598,469        783,791          451,748
   Cost of units redeemed                  (3,145,102)        (121,828)    (1,613,075)      (738,363)      (4,798,616)
   Net transfers                              532,765          (21,085)       810,140      1,509,604        (502,106)
   Contract maintenance charge                 (3,438)            (256)        (1,649)          (691)          (5,492)
                                          -----------  ---------------  -------------  -------------  ---------------
      Increase (decrease) in net assets
       from capital transactions           (1,934,620)        (121,148)      (206,115)     1,554,341       (4,854,466)
                                          -----------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets            (723,616)        (270,753)      (535,774)     1,969,045       (3,651,655)
Net assets at beginning of period          27,168,762        1,426,354     20,338,574      4,693,013       38,673,554
                                          -----------  ---------------  -------------  -------------  ---------------
Net assets at end of period               $26,445,146  $     1,155,601  $  19,802,800  $   6,662,058  $    35,021,899
                                          ===========  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  38,121            2,559         98,592         85,558           27,509
   Units redeemed                            (178,144)         (12,514)      (253,081)       (79,402)        (289,491)
   Units transferred                           31,387          (2,622)        180,231        165,139          (30,719)
                                          -----------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units outstanding     (108,636)         (12,577)        25,742        171,295         (292,701)
Beginning units                             1,577,747          146,494      3,274,795        522,961        2,404,124
                                          -----------  ---------------  -------------  -------------  ---------------
Ending units                                1,469,111          133,917      3,300,537        694,256        2,111,423
                                          ===========  ===============  =============  =============  ===============
                                         International       International                      MFS Massachusetts
                                     Diversified Equities  Growth and Income  Marsico Focused   Investors Trust    MFS Total Return
                                          Portfolio           Portfolio       Growth Portfolio      Portfolio          Portfolio
                                          (Class 3)           (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $             57,985  $         757,758  $        (23,358) $        (109,482) $      1,808,240

   Net realized gains (losses)                   (422,601)        (3,335,775)         (236,906)            31,826        (5,513,594)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  (467,968)        (2,510,576)          182,301           (620,624)        4,794,747
                                     --------------------  -----------------  ----------------  -----------------  ----------------
     Increase (decrease) in net
      assets from operations                     (832,584)        (5,088,593)          (77,963)          (698,280)        1,089,393
                                     --------------------  -----------------  ----------------  -----------------  ----------------

From capital transactions:
   Net proceeds from units sold                    92,983            193,091           173,863          2,522,449         1,434,219
   Cost of units redeemed                        (570,954)        (3,777,022)         (249,038)        (2,519,434)      (15,182,393)
   Net transfers                                  (16,386)         2,008,653           289,344          4,799,240        (3,682,252)
   Contract maintenance charge                       (825)            (4,085)             (459)            (2,316)          (18,342)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
     Increase (decrease) in net
    assets from capital transactions             (495,182)        (1,579,363)          213,710          4,799,939       (17,448,768)
                                     --------------------  -----------------  ----------------  -----------------  ----------------

Increase (decrease) in net assets              (1,327,766)        (6,667,956)          135,747          4,101,659       (16,359,375)
Net assets at beginning of period               5,975,811         39,518,531         3,034,983         29,288,673       127,438,495
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Net assets at end of period          $          4,648,045  $      32,850,575  $      3,170,730  $      33,390,332  $    111,079,120
                                     ====================  =================   ===============  =================  ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      11,097             17,796            17,387            236,405            87,921
   Units redeemed                                 (63,829)          (336,344)          (24,075)          (226,581)         (926,816)
   Units transferred                                1,327            232,830            28,117            459,880          (225,941)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Increase (decrease) in units
 outstanding                                      (51,405)           (85,718)           21,429            469,704        (1,064,836)
Beginning units                                   651,102          3,435,373           296,194          2,648,537         7,873,765
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Ending units                                      599,697          3,349,655           317,623          3,118,241         6,808,929
                                     ====================  =================   ===============  =================  ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                           Mid-Cap Growth  Real Estate  Small & Mid Cap   Small Company   Technology
                                              Portfolio     Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                              (Class 3)     (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                           --------------  -----------  ---------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $      (43,376) $   (18,014) $      (334,531) $      (171,873) $   (6,113)

   Net realized gains (losses)                    142,800    1,387,135          398,279          330,776     123,245
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  (358,220)     391,398       (3,547,895)        (961,177)   (162,662)
                                           --------------  -----------  ---------------  ---------------  ----------
    Increase (decrease) in net assets
     from operations                             (258,796)   1,760,519       (3,484,147)        (802,274)    (45,530)
                                           --------------  -----------  ---------------  ---------------  ----------

From capital transactions:
    Net proceeds from units sold                1,739,798      541,904        1,110,155        1,362,228      40,894
    Cost of units redeemed                      (473,933)   (2,051,966)      (4,443,329)      (2,791,976)   (105,291)
    Net transfers                               3,181,149   (1,110,573)       2,854,050        1,304,397     (78,765)
    Contract maintenance charge                      (488)      (2,345)          (4,331)          (3,313)       (141)
                                           --------------  -----------  ---------------  ---------------  ----------
     Increase (decrease) in net assets
      from capital transactions                 4,446,526   (2,622,980)        (483,455)        (128,664)   (143,303)
                                           --------------  -----------  ---------------  ---------------  ----------

Increase (decrease) in net assets               4,187,730     (862,461)      (3,967,602)        (930,938)   (188,833)
Net assets at beginning of period               3,675,201   24,530,928       48,532,574       28,873,321     774,855
                                           --------------  -----------  ---------------  ---------------  ----------
Net assets at end of period                $    7,862,931  $23,668,467  $    44,564,972  $    27,942,383  $  586,022
                                           ==============  ===========  ===============  ===============  ==========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                    184,049       19,230          103,862          146,779      17,398
    Units redeemed                                (47,178)     (71,435)        (383,880)        (281,706)    (43,300)
    Units transferred                             341,966      (35,278)         318,439          167,840     (35,508)
                                           --------------  -----------  ---------------  ---------------  ----------
Increase (decrease) in units outstanding          478,837      (87,483)          38,421           32,913     (61,410)
Beginning units                                   366,167      896,420        4,109,354        2,866,624     320,218
                                           --------------  -----------  ---------------  ---------------  ----------
Ending units                                      845,004      808,937        4,147,775        2,899,537     258,808
                                           ==============  ===========  ===============  ===============  ==========
                                                                                                                     Invesco Van
                                                                                  Invesco Van       Invesco Van      Kampen V.I.
                                          Telecom Utility  Total Return Bond  Kampen V.I. Capital    Kampen V.I.  Growth and Income
                                              Portfolio         Portfolio         Growth Fund      Comstock Fund       Fund
                                              (Class 3)         (Class 3)         (Series II)       (Series II)     (Series II)
                                          ---------------  -----------------  -------------------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $        12,899  $         341,053  $           (60,720) $   1,179,950  $         361,032

   Net realized gains (losses)                   (26,206)          4,045,062              481,246     (6,532,428)        (3,803,917)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    59,586            (56,818)            (882,843)      (358,157)        (2,936,674)
                                          ---------------  -----------------  -------------------  -------------  -----------------
    Increase (decrease) in net assets
     from operations                               46,279          4,329,297             (462,317)    (5,710,635)        (6,379,559)
                                          ---------------  -----------------  -------------------  -------------  -----------------

From capital transactions:
    Net proceeds from units sold                   45,641          8,038,956               98,531      4,043,373          5,191,615
    Cost of units redeemed                        (84,643)        (7,883,006)          (1,049,336)   (32,269,146)       (33,484,244)
    Net transfers                                 282,134         12,153,148             (381,769)    (2,047,760)          (572,488)
    Contract maintenance charge                      (189)            (7,923)                (387)       (20,915)           (21,681)
                                          ---------------  -----------------  -------------------  -------------  -----------------
     Increase (decrease) in net assets
      from capital transactions                   242,943         12,301,175           (1,332,961)   (30,294,448)       (28,886,798)
                                          ---------------  -----------------  -------------------  -------------  -----------------

Increase (decrease) in net assets                 289,222         16,630,472           (1,795,278)   (36,005,083)       (35,266,357)
Net assets at beginning of period                 849,771         82,619,693            7,580,846    251,638,506        263,027,122
                                          ---------------  -----------------  -------------------  -------------  -----------------
Net assets at end of period               $     1,138,993  $      99,250,165  $         5,785,568  $ 215,633,423  $     227,760,765
                                          ===============  =================  ===================  =============  =================

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                      4,009            419,466                8,278        318,164            361,828
    Units redeemed                                 (6,882)          (415,763)             (92,031)    (2,430,310)        (2,232,848)
    Units transferred                              23,029            634,455              (34,697)      (123,996)             2,992
                                          ---------------  -----------------  -------------------  -------------  -----------------
Increase (decrease) in units outstanding           20,156            638,158             (118,450)    (2,236,142)        (1,868,028)
Beginning units                                    73,098          4,449,892              666,338     19,127,871         17,602,934
                                          ---------------  -----------------  -------------------  -------------  -----------------
Ending units                                       93,254          5,088,050              547,888     16,891,729         15,734,906
                                          ===============  =================  ===================  =============  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                              Growth and     Mid Cap Value  Asset Allocation  Global Growth
                                           Income Portfolio    Portfolio          Fund             Fund      Growth Fund
                                              (Class VC)      (Class VC)        (Class 2)       (Class 2)     (Class 2)
                                           ----------------  -------------- ----------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $       (249,503) $    (605,104) $      3,075,105  $   1,213,932  $   (623,110)

   Net realized gains (losses)                   (4,108,446)    (4,593,180)       (2,248,237)     2,510,922    (1,106,128)
   Change in net unrealized
   appreciation (depreciation)
    of investments                               (4,710,071)     1,480,245         1,269,596    (30,710,020)   (8,674,433)
                                           ----------------  -------------- ----------------  -------------  ------------
    Increase (decrease) in net assets
   from operations                               (9,068,020)    (3,718,039)        2,096,464    (26,985,166)  (10,403,671)
                                           ----------------  -------------- ----------------  -------------  ------------

From capital transactions:
   Net proceeds from units sold                     868,695        304,518         2,805,736      4,382,985     2,536,782
   Cost of units redeemed                       (20,635,458)   (14,127,313)      (41,000,752)   (39,296,012)  (30,581,172)
   Net transfers                                 (4,550,974)    (4,207,145)       (9,041,152)       541,579    (5,608,505)
   Contract maintenance charge                       (9,548)        (5,225)          (29,494)      (27,567)       (18,298)
                                           ----------------  -------------- ----------------  -------------  ------------
    Increase (decrease) in net assets
   from capital transactions                    (24,327,285)   (18,035,165)      (47,265,662)   (34,399,015)  (33,671,193)
                                           ----------------  -------------- ----------------  -------------  ------------

Increase (decrease) in net assets               (33,395,305)   (21,753,204)      (45,169,198)   (61,384,181)  (44,074,864)
Net assets at beginning of period               153,938,811     98,941,298       344,228,504    322,745,750   251,575,242
                                           ----------------  -------------- ----------------  -------------  ------------
Net assets at end of period                $    120,543,506  $  77,188,094  $    299,059,306  $ 261,361,569  $207,500,378
                                           ================  =============  ================  =============  ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        69,432         19,967           165,525        190,691       123,383
   Units redeemed                                (1,652,488)      (957,036)       (2,406,694)    (1,627,690)   (1,447,272)
   Units transferred                               (362,247)      (287,941)         (530,426)        63,582     (251,256)
                                           ----------------  -------------- ----------------  -------------  ------------
Increase (decrease) in units outstanding         (1,945,303)    (1,225,010)       (2,771,595)    (1,373,417)   (1,575,145)
Beginning units                                  12,237,231      6,800,474        20,548,416     13,281,602    12,043,778
                                           ----------------  -------------- ----------------  -------------  ------------
Ending units                                     10,291,928      5,575,464        17,776,821     11,908,185    10,468,633
                                           ================  =============  ================  =============  ============
                                                                            Franklin Templeton
                                                                                VIP Founding
                                           Growth-Income  Franklin Income    Funds Allocation    Real Return
                                               Fund       Securities Fund          Fund           Portfolio
                                             (Class 2)      (Class 2)            (Class 2)        (Class 3)
                                           -------------  ---------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   2,512,071    $     669,197    $     (206,040)   $        (31,584)

   Net realized gains (losses)                (7,539,388)          37,668          (101,028)             44,946
   Change in net unrealized
   appreciation (depreciation)
     of investments                           (4,697,562)        (473,230)         (181,702)            145,371
                                           -------------    -------------    --------------    ----------------
    Increase (decrease) in net assets
   from operations                            (9,724,879)         233,635          (488,770)            158,733
                                           -------------    -------------    --------------    ----------------

From capital transactions:
   Net proceeds from units sold                2,352,022          762,366           415,900           1,359,958
   Cost of units redeemed                    (51,893,554)      (1,145,468)       (2,182,583)           (301,766)
   Net transfers                             (14,770,037)       1,776,500           660,285           3,809,339
   Contract maintenance charge                   (35,647)          (1,712)           (2,640)               (196)
                                           -------------    -------------    --------------    ----------------
    Increase (decrease) in net assets
   from capital transactions                 (64,347,216)       1,391,686        (1,109,038)          4,867,335
                                           -------------    -------------    --------------    ----------------

Increase (decrease) in net assets            (74,072,095)       1,625,321        (1,597,808)          5,026,068
Net assets at beginning of period            437,446,407       13,554,263        25,104,203           1,996,498
                                           -------------    -------------    --------------    ----------------
Net assets at end of period                $ 363,374,312    $  15,179,584    $   23,506,395    $      7,022,566
                                           =============    =============    ==============    ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    135,524           71,469            43,094             112,098
   Units redeemed                             (2,987,658)        (105,326)         (227,011)            (25,305)
   Units transferred                            (848,944)         165,994            74,917             315,740
                                           -------------    -------------    --------------    ----------------
Increase (decrease) in units outstanding      (3,701,078)         132,137          (109,000)            402,533
Beginning units                               25,263,731        1,275,194         2,670,875             171,457
                                           -------------    -------------    --------------    ----------------
Ending units                                  21,562,653        1,407,331         2,561,875             573,990
                                           =============    =============    ==============    ================

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010

                                                                            Government and
                                  Asset Allocation   Capital Appreciation    Quality Bond                       Asset Allocation
                                      Portfolio            Portfolio           Portfolio     Growth Portfolio     Portfolio
                                      (Class 1)            (Class 1)           (Class 1)          (Class 1)         (Class 3)
                                  ----------------   --------------------   --------------   ----------------   ----------------
INCREASE (DECREASE) IN NET
ASSETS:
From operations:
  Net investment income
    (loss)                         $     268,288        $    (406,222)       $   2,380,663    $      34,846      $      81,486

  Net realized gains
    (losses)                            (202,096)            (901,704)             334,555       (2,815,125)          (115,639)
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                          827,168           11,760,448           (1,327,057)       4,937,009            324,026
                                   -------------        -------------        -------------    -------------      -------------
    Increase (decrease) in
      net assets from
      operations                         893,360           10,452,522            1,388,161        2,156,730            289,873
                                   -------------        -------------        -------------    -------------      -------------

From capital transactions:
  Net proceeds from units
    sold                                   2,181               87,662               17,157           32,011              4,017
  Cost of units redeemed              (1,293,762)          (7,229,492)          (8,756,062)      (4,174,468)          (227,409)
  Net transfers                        1,223,748           (1,818,115)           1,118,188       (1,481,578)           392,666
  Contract maintenance
    charge                                    --                   --                   --               --               (632)
                                   -------------        -------------        -------------    -------------      -------------
    Increase (decrease) in
      net assets from capital
      transactions                       (67,833)          (8,959,945)          (7,620,717)      (5,624,035)           168,642
                                   -------------        -------------        -------------    -------------      -------------

Increase (decrease) in net
  assets                                 825,527            1,492,577           (6,232,556)      (3,467,305)           458,515
Net assets at beginning of
  period                              13,343,319           89,668,733           72,083,413       45,414,987          4,282,607
                                   -------------        -------------        -------------    -------------      -------------
Net assets at end of period        $  14,168,846        $  91,161,310        $  65,850,857    $  41,947,682      $   4,741,122
                                   =============        =============        =============    =============      =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 105                4,039                1,027            2,393                280
  Units redeemed                         (76,162)            (437,334)            (515,815)        (331,924)           (16,289)
  Units transferred                       84,555             (119,526)              68,288         (116,501)            26,913
                                   -------------        -------------        -------------    -------------      -------------
Increase (decrease) in units               8,498             (552,821)            (446,500)        (446,032)            10,904
outstanding
Beginning units                          703,568            5,221,493            4,361,104        3,367,270            298,749
                                   -------------        -------------        -------------    -------------      -------------
Ending units                             712,066            4,668,672            3,914,604        2,921,238            309,653
                                   =============        =============        =============    =============      =============

                                                         Government and
                                  Capital Appreciation   Quality Bond                        Natural Resources   Aggressive Growth
                                        Portfolio           Portfolio     Growth Portfolio       Portfolio           Portfolio
                                         (Class 3)           (Class 3)        (Class 3)          (Class 3)           (Class 1)
                                  --------------------   --------------   ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
ASSETS:
From operations:
  Net investment income
    (loss)                            $    (675,471)      $   2,870,520    $      (2,498)      $      10,156       $     (34,587)

  Net realized gains
    (losses)                             (3,404,544)            476,611         (250,157)           (453,803)           (313,472)
  Change in net unrealized
    appreciation
    (depreciation) of
    investments                          19,165,483          (1,743,494)         526,156           1,578,593             663,689
                                      -------------       -------------    -------------       -------------       -------------
    Increase (decrease) in
      net assets from
      operations                         15,085,468           1,603,637          273,501           1,134,946             315,630
                                      -------------       -------------    -------------       -------------       -------------

From capital transactions:
  Net proceeds from units
    sold                                    292,507             312,227           73,408               8,880              30,297
  Cost of units redeemed                 (7,011,055)         (5,762,816)        (239,843)           (457,032)           (319,112)
  Net transfers                          (5,913,721)          3,844,995         (127,949)           (402,617)             (9,247)
  Contract maintenance
    charge                                  (14,777)             (7,881)            (500)             (1,116)               --
                                      -------------       -------------    -------------       -------------       -------------
    Increase (decrease) in
      net assets from capital
      transactions                      (12,647,046)         (1,613,475)        (294,884)           (851,885)           (298,062)
                                      -------------       -------------    -------------       -------------       -------------

Increase (decrease) in net
  assets                                  2,438,422              (9,838)         (21,383)            283,061              17,568
Net assets at beginning of
  period                                126,060,954          92,731,206        4,853,062           8,588,981           4,910,061
                                      -------------       -------------    -------------       -------------       -------------
Net assets at end of period           $ 128,499,376       $  92,721,368    $   4,831,679       $   8,872,042       $   4,927,629
                                      =============       =============    =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 19,545              19,605            6,563                 748               3,917
  Units redeemed                           (467,715)           (359,956)         (21,211)            (43,468)            (32,697)
  Units transferred                        (365,630)            239,620          (10,473)            (36,492)             (4,352)
                                      -------------       -------------    -------------       -------------       -------------
Increase (decrease) in units               (813,800)           (100,731)         (25,121)            (79,212)            (33,132)
outstanding
Beginning units                           8,272,211           5,922,965          411,516             797,301             452,977
                                      -------------       -------------    -------------       -------------       -------------
Ending units                              7,458,411           5,822,234          386,395             718,089             419,845
                                      =============       =============    =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010

                                   Alliance Growth                    Blue Chip Growth Capital Growth   Cash Management
                                      Portfolio    Balanced Portfolio    Portfolio       Portfolio         Portfolio
                                       (Class 1)       (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                   --------------- ------------------ ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $      14,980   $      215,256     $       (3,011)  $    (8,446)     $    (128,287)
  Net realized gains (losses)         (1,181,608)        (402,325)            11,222        (2,459)          (288,187)
  Change in net unrealized
  appreciation (depreciation)
  of investments                       2,489,034        1,098,523             57,633        73,260            256,453
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from operations             1,322,406          911,454             65,844        62,355           (160,021)
                                   -------------   --------------     --------------   -----------      -------------
From capital transactions:
  Net proceeds from units sold            20,482           14,260                105            19            303,059
  Cost of units redeemed              (1,965,899)      (1,533,857)          (133,478)     (468,319)       (10,602,558)
  Net transfers                         (588,052)         (24,894)           (24,667)      340,702          7,324,969
  Contract maintenance charge                  -                -                  -             -                  -
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease)
    in net assets from capital
    transactions                      (2,533,469)      (1,544,491)          (158,040)     (127,598)        (2,974,530)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in net assets     (1,211,063)        (633,037)           (92,196)      (65,243)        (3,134,551)
Net assets at beginning of period     26,182,996       19,367,710          1,162,098     1,617,471         20,531,580
                                   -------------   --------------     --------------   -----------      -------------
Net assets at end of period        $  24,971,933   $   18,734,673     $    1,069,902   $ 1,552,228        $17,397,029
                                   =============   ==============     ==============   ===========      =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 574            1,071                 19             3             25,589
  Units redeemed                        (109,894)        (105,258)           (23,439)      (68,131)          (867,817)
  Units transferred                      (43,316)             798             (4,227)       47,519            598,331
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in units
outstanding                             (152,636)        (103,389)           (27,647)      (20,609)          (243,897)
Beginning units                        1,276,844        1,331,189            196,720       217,991          1,662,599
                                   -------------   --------------     --------------   -----------      -------------
Ending units                           1,124,208        1,227,800            169,073       197,382          1,418,702
                                   =============   ==============     ==============   ===========      =============

                                   Corporate Bond     Davis Venture    "Dogs" of Wall  Emerging Markets Equity Index
                                     Portfolio       Value Portfolio  Street Portfolio   Portfolio       Portfolio
                                      (Class 1)        (Class 1)         (Class 1)        (Class 1)       Class 1)
                                   --------------- ------------------ ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $   4,575,658   $       96,210     $       61,374   $    91,089      $      84,286
  Net realized gains (losses)          1,569,769       (1,792,358)          (104,159)      445,062           (154,768)
  Change in net unrealized
  appreciation (depreciation)
  of investments                      (2,504,027)       5,696,910            245,562     1,289,521            679,322
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from operations             3,641,400        4,000,762            202,777     1,825,672            608,840
                                   -------------   --------------     --------------   -----------      -------------

From capital transactions:
  Net proceeds from units sold            35,834           44,193                734        10,204             13,311
  Cost of units redeemed              (8,693,231)      (6,872,578)          (357,064)   (1,287,374)          (818,678)
  Net transfers                         (295,997)      (1,320,859)           117,045       599,094            (99,663)
  Contract maintenance charge                  -                -                  -             -                  -
                                   -------------   --------------     --------------   -----------      -------------
    Increase (decrease) in net
    assets from capital
    transactions                      (8,953,394)      (8,149,244)          (239,285)     (678,076)          (905,030)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in net assets     (5,311,994)      (4,148,482)           (36,508)    1,147,596           (296,190)
Net assets at beginning of period     82,939,768       77,486,056          3,064,652    11,930,433         11,187,954
                                   -------------   --------------     --------------   -----------      -------------
Net assets at end of period        $  77,627,774   $   73,337,574     $    3,028,144   $13,078,029     $   10,891,764
                                   =============   ==============     ==============   ===========      =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                               1,446            1,838                 60           385              1,404
  Units redeemed                        (437,902)        (467,656)           (27,102)      (53,413)           (94,612)
  Units transferred                      (16,099)        (102,193)             7,569        21,494            (11,867)
                                   -------------   --------------     --------------   -----------      -------------
Increase (decrease) in units
outstanding                             (452,555)        (568,011)           (19,473)      (31,534)          (105,075)
Beginning units                        4,262,004        5,019,192            245,172       529,158          1,249,940
                                   -------------   --------------     --------------   -----------      -------------
Ending units                           3,809,449        4,451,181            225,699       497,624          1,144,865
                                   =============   ==============     ==============   ===========      =============

The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                               DECEMBER 31, 2010
                                  (continued)


                                               Equity                                         Global          Growth
                                            Opportunities      Fundamental     Global Bond    Equities    Opportunities
                                              Portfolio     Growth Portfolio    Portfolio    Portfolio      Portfolio
                                              (Class 1)        (Class 1)        (Class 1)    (Class 1)      (Class 1)
                                            -------------   ----------------   -----------   ----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $       9,489    $       (81,354)  $   579,175   $   57,359   $      (8,976)

     Net realized gains (losses)                 (738,086)          (412,181)      405,041     (191,957)        (24,623)
     Change in net unrealized appreciation
        (depreciation) of investments           1,647,762          1,764,056      (131,303)     614,790         194,432
                                            -------------   ----------------   -----------   ----------   -------------
      Increase (decrease) in net assets
         from operations                          919,165          1,270,521       852,913      480,192         160,833
                                            -------------   ----------------   -----------   ----------   -------------

From capital transactions:
     Net proceeds from units sold                   7,140              9,011         3,270        4,284             914
     Cost of units redeemed                      (925,254)          (888,347)   (1,875,133)    (521,184)       (188,735)
     Net transfers                               (474,301)          (159,587)      682,997       58,419         149,274
     Contract maintenance charge                       --                 --            --           --              --
                                            -------------   ----------------   -----------   ----------   -------------
     Increase (decrease) in net assets
        from capital transactions              (1,392,415)        (1,038,923)   (1,188,866)    (458,481)        (38,547)
                                            -------------   ----------------   -----------   ----------   -------------

Increase (decrease) in net assets                (473,250)           231,598      (335,953)      21,711         122,286
Net assets at beginning of period              11,559,562         12,234,593    16,435,450    6,257,961       1,614,772
                                            -------------   ----------------   -----------   ----------   -------------
Net assets at end of period                 $  11,086,312   $     12,466,191   $16,099,497   $6,279,672   $   1,737,058
                                            =============   ================   ===========   ==========   =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       582                588           139          183             163
     Units redeemed                               (77,380)           (97,700)     (104,654)     (37,795)        (33,478)
     Units transferred                            (38,510)           (18,812)       38,480        5,732          27,185
                                            -------------   ----------------   -----------   ----------   -------------
Increase (decrease) in units outstanding         (115,308)          (115,924)      (66,035)     (31,880)         (6,130)
Beginning units                                   954,759          1,279,596       943,118      456,589         282,175
                                            -------------   ----------------   -----------   ----------   -------------
Ending units                                      839,451          1,163,672       877,083      424,709         276,045
                                            =============   ================   ===========   ==========   =============

                                                                              International   International         MFS
                                                                               Diversified      Growth and    Massachusetts
                                            Growth-Income   High-Yield Bond      Equities        Income       Investors Trust
                                              Portfolio         Portfolio       Portfolio       Portfolio        Portfolio
                                              (Class 1)         (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                            -------------   ---------------   -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $      40,311   $     1,396,819   $     234,242   $     415,322   $        16,708

     Net realized gains (losses)               (1,590,741)         (634,355)        (11,071)     (1,033,612)           62,058
     Change in net unrealized appreciation
        (depreciation) of investments           2,603,059           228,160         395,651       1,435,956           106,578
                                            -------------   ---------------   -------------   -------------   ---------------
     Increase (decrease) in net assets
        from operations                         1,052,629           990,624         618,822         817,666           185,344
                                            -------------   ---------------   -------------   -------------   ---------------

From capital transactions:
     Net proceeds from units sold                  12,002             8,791           4,454          12,201             1,392
     Cost of units redeemed                    (1,754,075)       (1,928,889)       (563,406)     (1,128,530)         (632,421)
     Net transfers                             (1,002,008)          201,859        (22,081)         (27,327)          350,487
     Contract maintenance charge                       --                --              --              --                --
                                            -------------   ---------------   -------------   -------------   ---------------
     Increase (decrease) in net assets
        from capital transactions              (2,744,081)       (1,718,239)       (581,033)     (1,143,656)         (280,542)
                                            -------------   ---------------   -------------   -------------   ---------------

Increase (decrease) in net assets              (1,691,452)         (727,615)         37,789        (325,990)          (95,198)
Net assets at beginning of period              21,795,448        16,112,514       7,049,135      12,692,943         4,622,329
                                            -------------   ---------------   -------------   -------------   ---------------
Net assets at end of period                 $  20,103,996   $    15,384,899   $   7,086,924   $  12,366,953   $     4,527,131
                                            =============   ===============   =============   =============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       484               491             319             805               139
     Units redeemed                              (107,064)         (120,073)        (58,727)       (100,834)          (62,143)
     Units transferred                           (100,739)           10,540         (1,990)           3,744            34,251
                                            -------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in units outstanding         (207,319)         (109,042)        (60,398)        (96,285)          (27,753)
Beginning units                                 1,339,853         1,007,680         735,805       1,094,527           432,720
                                            -------------   ---------------   -------------   -------------   ---------------
Ending units                                    1,132,534           898,638         675,407         998,242           404,967
                                            =============   ===============   =============   =============   ===============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                        MFS Total Return    Mid-Cap Growth      Real Estate       Small Company       Technology
                                           Portfolio          Portfolio          Portfolio       Value Portfolio       Portfolio
                                           (Class 1)          (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)          $      2,442,197   $        (20,673)  $         64,733   $         (9,988)  $        (2,486)
  Net realized gains (losses)                 (2,276,727)           (54,931)          (828,753)           122,218            21,104
  Change in net unrealized
    appreciation (depreciation)
    of investments                             4,247,185            554,385          1,007,271            115,781            25,034
                                        ----------------   ----------------   ----------------   ----------------   ---------------
    Increase (decrease) in net assets
      from operations                          4,412,655            478,781            243,251            228,011            43,652
                                        ----------------   ----------------   ----------------   ----------------   ---------------
From capital transactions:
  Net proceeds from units sold                    71,144              1,787              5,267              3,293             1,201
  Cost of units redeemed                     (11,258,661)          (233,106)          (579,693)          (267,991)          (69,820)
  Net transfers                                  290,672            336,336            (22,630)           478,825            (1,267)
  Contract maintenance charge                         --                 --                 --                 --                --
                                        ----------------   ----------------   ----------------   ----------------   ---------------
    Increase (decrease) in net
      assets from capital transactions       (10,896,845)           105,017           (597,056)           214,127           (69,886)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Increase (decrease) in net assets             (6,484,190)           583,798           (353,805)           442,138           (26,234)
Net assets at beginning of period            111,383,180          3,721,809          5,984,972          5,017,112           453,275
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Net assets at end of period             $    104,898,990   $      4,305,607   $      5,631,167   $      5,459,250   $       427,041
                                        ================   ================   ================   ================   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       4,678                211                211                166               541
  Units redeemed                                (723,649)           (26,887)           (22,684)           (11,417)          (30,870)
  Units transferred                               12,749             35,737             (1,243)            14,898              (178)
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Increase (decrease) in units
  outstanding                                   (706,222)             9,061            (23,716)             3,647           (30,507)
Beginning units                                7,118,289            415,544            243,412            196,455           205,324
                                        ----------------   ----------------   ----------------   ----------------   ---------------
Ending units                                   6,412,067            424,605            219,696            200,102           174,817
                                        ================   ================   ================   ================   ===============

                                       Telecom Utility   Total Return Bond   Aggressive Growth   Alliance Growth       Balanced
                                          Portfolio           Portfolio          Portfolio          Portfolio          Portfolio
                                          (Class 1)           (Class 1)          (Class 3)          (Class 3)          (Class 3)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $        43,580   $         507,451   $          (2,276)  $         7,990   $         33,903
  Net realized gains (losses)                  (63,508)            292,827             (64,311)          (74,855)           (31,604)
  Change in net unrealized
    appreciation (depreciation)
    of investments                             248,306            (279,746)             81,140           698,273            160,674
                                       ---------------   -----------------   -----------------   ---------------   ----------------
    Increase (decrease) in net
      assets from operations                   228,378             520,532              14,553           631,408            162,973
                                       ---------------   -----------------   -----------------   ---------------   ----------------
From capital transactions:
  Net proceeds from units sold                   1,549               4,694                  --             2,033            414,081
  Cost of units redeemed                      (132,603)         (2,306,208)            (29,046)         (831,775)          (155,636)
  Net transfers                                (76,216)          5,150,838             (98,934)         (310,668)          (121,461)
  Contract maintenance charge                       --                  --                 (72)           (1,338)              (362)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
  Increase (decrease) in net
    assets from capital transactions          (207,270)          2,849,324            (128,052)       (1,141,748)           136,622
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Increase (decrease) in net assets               21,108           3,369,856            (113,499)         (510,340)           299,595
Net assets at beginning of period            2,123,879          20,624,924             538,324        12,172,881          3,067,877
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Net assets at end of period            $     2,144,987   $      23,994,780   $         424,825   $    11,662,541   $      3,367,472
                                       ===============   =================   =================   ===============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        88                 247                  --               291             42,602
  Units redeemed                               (10,410)           (120,673)             (4,056)         (112,293)           (15,997)
  Units transferred                             (6,199)            267,064             (14,493)          (40,377)           (13,001)
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Increase (decrease) in units
  outstanding                                  (16,521)            146,638             (18,549)         (152,379)            13,604
Beginning units                                156,310           1,092,584              69,587         1,563,530            319,769
                                       ---------------   -----------------   -----------------   ---------------   ----------------
Ending units                                   139,789           1,239,222              51,038         1,411,151            333,373
                                       ===============   =================   =================   ===============   ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                       Blue Chip Growth    Capital Growth    Cash Management   Corporate Bond    Davis Venture
                                          Portfolio           Portfolio         Portfolio         Portfolio     Value Portfolio
                                          (Class 3)           (Class 3)         (Class 3)         (Class 3)        (Class 3)
                                       ----------------   ----------------   ---------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $         (6,729)  $        (19,840)  $       (69,869)  $   10,385,985   $       (10,137)
  Net realized gains (losses)                   (10,802)          (128,269)         (174,156)       2,807,537        (4,663,406)
  Change in net unrealized
    appreciation (depreciation)
      of investments                            136,187            356,489           133,921       (5,045,170)       10,192,628
                                       ----------------   ----------------   ---------------   --------------   ---------------
    Increase (decrease) in net
      assets from operations                    118,656            208,380          (110,104)       8,148,352         5,519,085
                                       ----------------   ----------------   ---------------   --------------   ---------------
From capital transactions:
  Net proceeds from units sold                   25,050              3,134           418,758          563,533           244,433
  Cost of units redeemed                       (133,780)          (158,791)       (6,346,574)     (13,319,596)       (5,362,825)
  Net transfers                                 262,099            (54,249)        6,046,336       (1,073,358)       (2,641,068)
  Contract maintenance charge                      (230)              (294)           (2,311)         (19,311)          (10,741)
                                       ----------------   ----------------   ---------------   --------------   ---------------
    Increase (decrease) in net
      assets from capital
      transactions                              153,139           (210,200)          116,209      (13,848,732)       (7,770,201)
                                       ----------------   ----------------   ---------------   --------------   ---------------
Increase (decrease) in net assets               271,795             (1,820)            6,105       (5,700,380)       (2,251,116)
Net assets at beginning of period             1,290,834          3,721,024        10,857,389      193,626,348        98,476,046
                                       ----------------   ----------------   ---------------   --------------   ---------------
Net assets at end of period            $      1,562,629   $      3,719,204   $    10,863,494   $  187,925,968   $    96,224,930
                                       ================   ================   ===============   ==============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      4,300                451            35,875           28,621            18,519
  Units redeemed                                (23,139)           (22,725)         (544,379)        (679,991)         (403,516)
  Units transferred                              48,053             (5,900)          517,395          (68,716)         (187,074)
                                       ----------------   ----------------   ---------------   --------------   ---------------
Increase (decrease) in
  units outstanding                              29,214            (28,174)            8,891         (720,086)         (572,071)
Beginning units                                 220,394            506,120           925,860       10,147,495         7,158,170
                                       ----------------   ----------------   ---------------   --------------   ---------------
Ending units                                    249,608            477,946           934,751        9,427,409         6,586,099
                                       ================   ================   ===============   ==============   ===============

                                                                                   Equity
                                          "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value     Fundamental
                                         Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                            (Class 3)           (Class 3)        (Class 3)       (Class 3)        (Class 3)
                                         ----------------   ----------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         19,731   $         71,512   $      (1,028)  $     757,404   $        (18,420)
  Net realized gains (losses)                     (40,753)          (397,245)        (99,032)     (2,133,404)          (153,559)
  Change in net unrealized appreciation
    (depreciation) of investments                  93,059          1,956,373         214,139       4,439,868            549,797
                                         ----------------   ----------------   -------------   -------------   ----------------
    Increase (decrease) in net
      assets from operations                       72,037          1,630,640         114,079       3,063,868            377,818
                                         ----------------   ----------------   -------------   -------------   ----------------
From capital transactions:
  Net proceeds from units sold                         --             31,618          23,980         256,881              2,001
  Cost of units redeemed                          (65,917)          (490,007)        (37,876)     (2,891,413)          (151,043)
  Net transfers                                   454,051            234,201         133,905       2,737,545           (196,893)
  Contract maintenance charge                        (153)              (938)           (111)         (5,529)              (120)
                                         ----------------   ----------------   -------------   -------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                   387,981           (225,126)        119,898          97,484           (346,055)
                                         ----------------   ----------------   -------------   -------------   ----------------
Increase (decrease) in net assets                 460,018          1,405,514         233,977       3,161,352             31,763
Net assets at beginning of period                 766,925         10,970,729       1,054,142      60,706,930          3,410,422
                                         ----------------   ----------------   -------------   -------------   ----------------
Net assets at end of period              $      1,226,943   $     12,376,243   $   1,288,119   $  63,868,282   $      3,442,185
                                         ================   ================   =============   =============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           --              1,213           2,256          27,935                316
  Units redeemed                                   (4,721)           (18,815)         (3,452)       (320,027)           (24,062)
  Units transferred                                31,609              7,771          12,588         321,655            (26,823)
                                         ----------------   ----------------   -------------   -------------   ----------------
Increase (decrease) in units
  outstanding                                      26,888             (9,831)         11,392          29,563            (50,569)
Beginning units                                    55,223            430,023          94,238       6,529,426            531,294
                                         ----------------   ----------------   -------------   -------------   ----------------
Ending units                                       82,111            420,192         105,630       6,558,989            480,725
                                         ================   ================   =============   =============   ================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                 Growth
                                           Global Bond     Global Equities   Opportunities   Growth-Income   High-Yield Bond
                                            Portfolio         Portfolio        Portfolio       Portfolio        Portfolio
                                            (Class 3)         (Class 3)        (Class 3)       (Class 3)        (Class 3)
                                         ---------------   ---------------   -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $       892,394   $        12,653   $    (104,069)  $       8,091   $     3,391,693
  Net realized gains (losses)                    542,672           (89,209)        (48,584)       (362,090)       (1,491,494)
  Change in net unrealized appreciation
    (depreciation) of investments               (102,123)          192,025       2,023,046         609,701           465,416
                                         ---------------   ---------------   -------------   -------------   ---------------
    Increase (decrease) in net assets
      from operations                          1,332,943           115,469       1,870,393         255,702         2,365,615
                                         ---------------   ---------------   -------------   -------------   ---------------
From capital transactions:
  Net proceeds from units sold                    23,445                --          66,208          13,128            35,847
  Cost of units redeemed                      (1,420,040)          (36,098)       (804,348)       (256,939)       (2,752,607)
  Net transfers                                  768,959            59,688         138,209        (164,994)         (489,284)
  Contract maintenance charge                     (2,399)             (143)         (1,301)           (476)           (4,519)
                                         ---------------   ---------------   -------------   -------------   ---------------
    Increase (decrease) in net assets
      from capital transactions                 (630,035)           23,447        (601,232)       (409,281)       (3,210,563)
                                         ---------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in net assets                702,908           138,916       1,269,161        (153,579)         (844,948)
Net assets at beginning of period             26,465,854         1,287,438      19,069,413       4,846,592        39,518,502
                                         ---------------   ---------------   -------------   -------------   ---------------
Net assets at end of period              $    27,168,762   $     1,426,354   $  20,338,574   $   4,693,013   $    38,673,554
                                         ===============   ===============   =============   =============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       1,402                --          11,686           1,762             2,341
  Units redeemed                                 (83,261)           (4,270)       (148,287)        (31,886)         (179,838)
  Units transferred                               40,598             6,977          37,466         (19,859)          (34,441)
                                         ---------------   ---------------   -------------   -------------   ---------------
Increase (decrease) in units
  outstanding                                    (41,261)            2,707         (99,135)        (49,983)         (211,938)
Beginning units                                1,619,008           143,787       3,373,930         572,944         2,616,062
                                         ---------------   ---------------   -------------   -------------   ---------------
Ending units                                   1,577,747           146,494       3,274,795         522,961         2,404,124
                                         ===============   ===============   =============   =============   ===============

                                                                                                         MFS
                                          International        International                         Massachusetts       MFS
                                      Diversified Equities   Growth and Income    Marsico Focused   Investors Trust   Total Return
                                            Portfolio            Portfolio       Growth Portfolio     Portfolio         Portfolio
                                            (Class 3)            (Class 3)           (Class 3)        (Class 3)         (Class 3)
                                      --------------------   -----------------   ----------------   ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $            184,257   $       1,249,188   $         (9,791)  $        57,692   $   2,672,511
  Net realized gains (losses)                     (242,906)         (4,551,478)          (139,589)          (94,192)     (3,680,117)
  Change in net unrealized
    appreciation (depreciation)
    of investments                                 574,831           6,218,906            399,324         1,417,260       6,148,579
                                      --------------------   -----------------   ----------------   ---------------   -------------
    Increase (decrease) in net
      assets from operations                       516,182           2,916,616            249,944         1,380,760       5,140,973
                                      --------------------   -----------------   ----------------   ---------------   -------------
From capital transactions:
  Net proceeds from units sold                      28,575              49,897             13,564           155,441         325,248
  Cost of units redeemed                          (255,122)         (1,879,030)          (161,202)       (1,223,652)     (8,498,407)
  Net transfers                                    (58,830)           (667,755)            93,951         1,444,858      (3,077,283)
  Contract maintenance charge                         (601)             (3,416)              (337)           (1,847)        (14,942)
                                      --------------------   -----------------   ----------------   ---------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                                (285,978)         (2,500,304)           (54,024)          374,800     (11,265,384)
                                      --------------------   -----------------   ----------------   ---------------   -------------
Increase (decrease) in net assets                  230,204             416,312            195,920         1,755,560      (6,124,411)
Net assets at beginning of period                5,745,607          39,102,219          2,839,063        27,533,113     133,562,906
                                      --------------------   -----------------   ----------------   ---------------   -------------
Net assets at end of period           $          5,975,811   $      39,518,531   $      3,034,983   $    29,288,673   $ 127,438,495
                                      ====================   =================   ================   ===============   =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         3,178               4,860              1,481            14,847          20,907
  Units redeemed                                   (31,164)           (180,110)           (17,148)         (121,415)       (555,392)
  Units transferred                                 (7,539)            (30,213)            10,359           154,892        (205,691)
                                      --------------------   -----------------   ----------------   ---------------   -------------
Increase (decrease) in units
  outstanding                                      (35,525)           (205,463)            (5,308)           48,324        (740,176)
Beginning units                                    686,627           3,640,836            301,502         2,600,213       8,613,941
                                      --------------------   -----------------   ----------------   ---------------   -------------
Ending units                                       651,102           3,435,373            296,194         2,648,537       7,873,765
                                      ====================   =================   ================   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                      Mid-Cap Growth    Real Estate     Small & Mid Cap    Small Company    Technology
                                         Portfolio       Portfolio      Value Portfolio   Value Portfolio    Portfolio
                                         (Class 3)       (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                      --------------   --------------   ---------------   ---------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $      (16,068)  $     248,948    $      (170,659)  $       (33,761)  $    (3,759)
  Net realized gains (losses)                (48,816)       (356,206)          (453,232)         (566,872)       50,715
  Change in net unrealized
    appreciation (depreciation)
    of investments                           495,462       1,122,577          3,000,191         2,469,902        19,199
                                      --------------   --------------   ---------------   ---------------   -----------
    Increase (decrease) in net
      assets from operations                 430,578       1,015,319          2,376,300         1,869,269        66,155
                                      --------------   --------------   ---------------   ---------------   -----------
From capital transactions:
  Net proceeds from units sold                50,452          57,247            106,808            51,827            --
  Cost of units redeemed                    (100,475)     (1,042,825)        (2,117,022)       (1,520,943)      (14,229)
  Net transfers                              790,878         (35,880)        (1,360,209)       (1,116,483)       31,213
  Contract maintenance charge                   (313)         (1,806)            (3,479)           (2,760)          (61)
                                      --------------   --------------   ---------------   ---------------   -----------
    Increase (decrease) in net
      assets from capital
      transactions                           740,542      (1,023,264)        (3,373,902)       (2,588,359)       16,923
                                      --------------   --------------   ---------------   ---------------   -----------
Increase (decrease) in net assets          1,171,120          (7,945)          (997,602)         (719,090)       83,078
Net assets at beginning of period          2,504,081      24,538,873         49,530,176        29,592,411       691,777
                                      --------------   --------------   ---------------   ---------------   -----------
Net assets at end of period           $    3,675,201   $  24,530,928    $    48,532,574   $    28,873,321   $   774,855
                                      ==============   =============    ===============   ===============   ===========
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   5,272           2,214             10,332             5,927            --
  Units redeemed                             (11,709)        (40,053)          (202,695)         (172,669)       (6,702)
  Units transferred                           90,673          (6,124)           (86,085)         (108,295)       10,887
                                      --------------   --------------   ---------------   ---------------   -----------
Increase (decrease) in units
  outstanding                                 84,236         (43,963)          (278,448)         (275,037)        4,185
Beginning units                              281,931         940,383          4,387,802         3,141,661       316,033
                                      --------------   --------------   ---------------   ---------------   -----------
Ending units                                 366,167         896,420          4,109,354         2,866,624       320,218
                                      ==============   =============    ===============   ===============   ===========

                                                                                                                   Invesco Van
                                                                              Invesco Van        Invesco Van       Kampen V.I.
                                    Telecom Utility   Total Return Bond   Kampen V.I. Capital    Kampen V.I.    Growth and Income
                                       Portfolio          Portfolio           Growth Fund       Comstock Fund         Fund
                                       (Class 3)          (Class 3)           (Series II)        (Series II)       (Series II)
                                    ---------------   -----------------   -------------------   -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $        15,818   $       1,512,200   $           (41,597)  $  (1,366,597)  $      (1,424,406)
  Net realized gains (losses)                (6,073)          1,304,417               191,491      (6,583,466)         (4,718,890)
  Change in net unrealized
    appreciation (depreciation)
    of investments                           74,675          (1,061,752)              497,384      25,213,616          14,708,044
                                    ---------------   -----------------   -------------------   -------------   -----------------
    Increase (decrease) in net
      assets from operations                 84,420           1,754,865               647,278      17,263,553           8,564,748
                                    ---------------   -----------------   -------------------   -------------   -----------------
From capital transactions:
  Net proceeds from units sold                   --             490,269                 6,362         535,799             550,581
  Cost of units redeemed                    (11,653)         (3,840,532)             (802,904)    (19,217,979)        (18,648,556)
  Net transfers                              53,216           8,058,608              (214,177)     (4,221,047)         (1,827,324)
  Contract maintenance charge                  (104)             (5,960)                 (267)        (16,731)            (17,767)
                                    ---------------   -----------------   -------------------   -------------   -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           41,459           4,702,385            (1,010,986)    (22,919,958)        (19,943,066)
                                    ---------------   -----------------   -------------------   -------------   -----------------
Increase (decrease) in net assets           125,879           6,457,250              (363,708)     (5,656,405)        (11,378,318)
Net assets at beginning of period           723,892          76,162,443             7,944,554     257,294,911         274,405,440
                                    ---------------   -----------------   -------------------   -------------   -----------------
Net assets at end of period         $       849,771   $      82,619,693   $         7,580,846   $ 251,638,506   $     263,027,122
                                    ===============   =================   ===================   =============   =================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     --              26,325                   721          39,217              39,053
  Units redeemed                             (1,126)           (206,052)              (79,230)     (1,610,498)         (1,377,925)
  Units transferred                           4,786             427,609               (22,953)       (333,109)            (95,832)
                                    ---------------   -----------------   -------------------   -------------   -----------------
Increase (decrease) in units
  outstanding                                 3,660             247,882              (101,462)     (1,904,390)         (1,434,704)
Beginning units                              69,438           4,202,010               767,800      21,032,261          19,037,638
                                    ---------------   -----------------   -------------------   -------------   -----------------
Ending units                                 73,098           4,449,892               666,338      19,127,871          17,602,934
                                    ===============   =================   ===================   =============   =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE EIGHT MONTHS ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                    Growth and Income   Mid Cap Value   Asset Allocation   Global Growth
                                        Portfolio         Portfolio           Fund              Fund         Growth Fund
                                       (Class VC)         (Class VC)        (Class 2)        (Class 2)        (Class 2)
                                    -----------------   -------------   ----------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $         (39,855)  $    (167,259)  $      4,588,937   $   2,754,866   $        332,256
  Net realized gains (losses)              (4,538,622)     (5,274,282)        (3,421,873)     (1,000,643)        (3,634,505)
  Change in net unrealized
    appreciation (depreciation)
    of investments                         11,417,005      15,114,897         21,446,828      26,637,712         26,045,396
                                    -----------------   -------------   ----------------   -------------   ----------------
    Increase (decrease) in net
      assets from operations                6,838,528       9,673,356         22,613,892      28,391,935         22,743,147
                                    -----------------   -------------   ----------------   -------------   ----------------
From capital transactions:
  Net proceeds from units sold                299,271         237,531            826,166         703,292            343,026
  Cost of units redeemed                  (12,674,819)     (8,099,792)       (24,210,544)    (21,884,688)       (17,807,957)
  Net transfers                            (3,991,969)     (3,214,379)        (5,954,383)     (5,350,847)        (7,123,383)
  Contract maintenance charge                  (7,789)         (3,991)           (24,217)        (22,088)           (14,235)
                                    -----------------   -------------   ----------------   -------------   ----------------
    Increase (decrease) in net
      assets from capital
      transactions                        (16,375,306)    (11,080,631)       (29,362,978)    (26,554,331)       (24,602,549)
                                    -----------------   -------------   ----------------   -------------   ----------------
Increase (decrease) in net assets          (9,536,778)     (1,407,275)        (6,749,086)      1,837,604         (1,859,402)
Net assets at beginning of period         163,475,589     100,348,573        350,977,590     320,908,146        253,434,644
                                    -----------------   -------------   ----------------   -------------   ----------------
Net assets at end of period         $     153,938,811   $  98,941,298   $    344,228,504   $ 322,745,750   $    251,575,242
                                    =================   =============   ================   =============   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   23,399          15,709             48,556          29,976             16,836
  Units redeemed                           (1,118,404)       (635,955)        (1,567,164)       (993,453)          (953,677)
  Units transferred                          (340,666)       (254,053)          (389,188)       (242,136)          (379,394)
                                    -----------------   -------------   ----------------   -------------   ----------------
Increase (decrease) in units
  outstanding                              (1,435,671)       (874,299)        (1,907,796)     (1,205,613)        (1,316,235)
Beginning units                            13,672,902       7,674,773         22,456,212      14,487,215         13,360,013
                                    -----------------   -------------   ----------------   -------------   ----------------
Ending units                               12,237,231       6,800,474         20,548,416      13,281,602         12,043,778
                                    =================   =============   ================   =============   ================

                                                                        Franklin Templeton
                                                                           VIP Founding
                                      Growth-Income   Franklin Income    Funds Allocation     Real Return
                                          Fund        Securities Fund          Fund            Portfolio
                                        (Class 2)         (Class 2)          (Class 2)       (Class 3) (1)
                                      -------------   ---------------   ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $   3,752,611   $       749,885   $          377,897   $      13,906
  Net realized gains (losses)            (8,568,086)          (90,845)            (191,449)            869
  Change in net unrealized
    appreciation (depreciation)
    of investments                       25,433,597           117,447              949,819         (11,142)
                                      -------------   ---------------   ------------------   -------------
    Increase (decrease) in net
      assets from operations             20,618,122           776,487            1,136,267           3,633
                                      -------------   ---------------   ------------------   -------------
From capital transactions:
  Net proceeds from units sold              879,789            11,711               37,596          34,231
  Cost of units redeemed                (30,371,667)         (634,416)            (983,308)        (42,324)
  Net transfers                          (6,805,731)          988,365              333,366       2,001,007
  Contract maintenance charge               (28,643)           (1,274)              (2,405)            (49)
                                      -------------   ---------------   ------------------   -------------
    Increase (decrease) in net
      assets from capital
      transactions                      (36,326,252)          364,386             (614,751)      1,992,865
                                      -------------   ---------------   ------------------   -------------
Increase (decrease) in net assets       (15,708,130)        1,140,873              521,516       1,996,498
Net assets at beginning of period       453,154,537        12,413,390           24,582,687              --
                                      -------------   ---------------   ------------------   -------------
Net assets at end of period           $ 437,446,407   $    13,554,263   $       25,104,203   $   1,996,498
                                      =============   ===============   ==================   =============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 51,345             1,194                4,074           2,944
  Units redeemed                         (1,924,041)          (63,335)            (111,653)         (3,665)
  Units transferred                        (426,832)           98,289               34,187         172,178
                                      -------------   ---------------   ------------------   -------------
Increase (decrease) in units
  outstanding                            (2,299,528)           36,148              (73,392)        171,457
Beginning units                          27,563,259         1,239,046            2,744,267              --
                                      -------------   ---------------   ------------------   -------------
Ending units                             25,263,731         1,275,194            2,670,875         171,457
                                      =============   ===============   ==================   =============

(1) For the period from May 3, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                                              Government and
                                    Asset Allocation   Capital Appreciation    Quality Bond                       Asset Allocation
                                        Portfolio            Portfolio           Portfolio     Growth Portfolio       Portfolio
                                        (Class 1)            (Class 1)           (Class 1)         (Class 1)          (Class 3)
                                    ----------------   --------------------   --------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $        335,809   $           (778,487)  $    3,079,911   $         42,558   $        101,178
  Net realized gains (losses)               (508,087)            (3,372,986)         339,765         (4,683,477)          (361,258)
  Change in net unrealized
    appreciation (depreciation)
    of investments                         3,323,430             34,639,900          293,670         19,331,547          1,248,465
                                    ----------------   --------------------   --------------   ----------------   ----------------
    Increase (decrease) in net
      assets from operations               3,151,152             30,488,427        3,713,346         14,690,628            988,385
                                    ----------------   --------------------   --------------   ----------------   ----------------
From capital transactions:
  Net proceeds from units sold                16,326                 91,786           46,051             74,729              4,079
  Cost of units redeemed                  (1,625,460)           (10,781,825)     (14,710,307)        (5,738,591)          (421,950)
  Net transfers                              258,189             (2,132,927)      (2,937,170)        (1,817,739)           218,146
  Contract maintenance charge                     --                     --               --                 --             (1,044)
                                    ----------------   --------------------   --------------   ----------------   ----------------
    Increase (decrease) in net
      assets from capital
      transactions                        (1,350,945)           (12,822,966)     (17,601,426)        (7,481,601)          (200,769)
                                    ----------------   --------------------   --------------   ----------------   ----------------
Increase (decrease) in net assets          1,800,207             17,665,461      (13,888,080)         7,209,027            787,616
Net assets at beginning of period         11,543,112             72,003,272       85,971,493         38,205,960          3,494,991
                                    ----------------   --------------------   --------------   ----------------   ----------------
Net assets at end of period         $     13,343,319   $         89,668,733   $   72,083,413   $     45,414,987   $      4,282,607
                                    ================   ====================   ==============   ================   ================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   1,030                  3,816            2,651              3,064                310
  Units redeemed                             (93,565)              (746,485)        (917,130)          (487,888)           (31,846)
  Units transferred                           22,851               (139,619)        (193,239)          (155,924)            18,633
                                    ----------------   --------------------   --------------   ----------------   ----------------
Increase (decrease) in units
  outstanding                                (69,684)              (882,288)      (1,107,718)          (640,748)           (12,903)
Beginning units                              773,252              6,103,781        5,468,822          4,008,018            311,652
                                    ----------------   --------------------   --------------   ----------------   ----------------
Ending units                                 703,568              5,221,493        4,361,104          3,367,270            298,749
                                    ================   ====================   ==============   ================   ================

                                                          Government and
                                   Capital Appreciation    Quality Bond                       Natural Resources   Aggressive Growth
                                        Portfolio           Portfolio      Growth Portfolio       Portfolio           Portfolio
                                        (Class 3)           (Class 3)          (Class 3)          (Class 3)           (Class 1)
                                   --------------------   --------------   ----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)     $           (976,716)  $    3,267,112   $         (6,969)  $          10,738   $         (43,055)
  Net realized gains (losses)                (4,640,350)         204,781           (686,382)           (535,975)           (583,755)
  Change in net unrealized
    appreciation (depreciation)
    of investments                           46,673,741          623,481          2,230,001           3,290,647           2,276,291
                                   --------------------   --------------   ----------------   -----------------   -----------------
    Increase (decrease) in net
      assets from operations                 41,056,675        4,095,374          1,536,650           2,765,410           1,649,481
                                   --------------------   --------------   ----------------   -----------------   -----------------
From capital transactions:
  Net proceeds from units sold                  896,382          657,392             71,342              20,406             131,626
  Cost of units redeemed                     (7,318,276)      (6,147,189)          (387,815)           (789,438)           (470,915)
  Net transfers                              (2,686,202)      12,764,249           (336,314)             72,911              59,230
  Contract maintenance charge                   (22,366)         (13,590)              (833)             (1,749)                 --
                                   --------------------   --------------   ----------------   -----------------   -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           (9,130,462)       7,260,862           (653,620)           (697,870)           (280,059)
                                   --------------------   --------------   ----------------   -----------------   -----------------
Increase (decrease) in net assets            31,926,213       11,356,236            883,030           2,067,540           1,369,422
Net assets at beginning of period            94,134,741       81,374,970          3,970,032           6,521,441           3,540,639
                                   --------------------   --------------   ----------------   -----------------   -----------------
Net assets at end of period        $        126,060,954   $   92,731,206   $      4,853,062   $       8,588,981   $       4,910,061
                                   ====================   ==============   ================   =================   =================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     66,466           42,738              6,720               1,961              16,751
  Units redeemed                               (548,811)        (400,268)           (35,990)            (76,369)            (57,974)
  Units transferred                            (174,113)         837,825            (31,888)              7,138              10,982
                                   --------------------   --------------   ----------------   -----------------   -----------------
Increase (decrease) in units
  outstanding                                  (656,458)         480,295            (61,158)            (67,270)            (30,241)
Beginning units                               8,928,669        5,442,670            472,674             864,571             483,218
                                   --------------------   --------------   ----------------   -----------------   -----------------
Ending units                                  8,272,211        5,922,965            411,516             797,301             452,977
                                   ====================   ==============   ================   =================   =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                    Alliance Growth                        Blue Chip Growth   Capital Growth   Cash Management
                                       Portfolio      Balanced Portfolio      Portfolio          Portfolio        Portfolio
                                       (Class 1)          (Class 1)           (Class 1)          (Class 1)        (Class 1)
                                    ---------------   ------------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $      (153,112)  $          387,856   $         (6,022)  $      (13,892)  $       435,879
  Net realized gains (losses)            (1,419,313)            (908,253)            (5,093)         (20,835)         (791,461)
  Change in net unrealized
    appreciation (depreciation)
    of investments                        8,693,181            5,061,319            315,757          471,114            65,377
                                    ---------------   ------------------   ----------------   --------------   ---------------
    Increase (decrease) in net
      assets from operations              7,120,756            4,540,922            304,642          436,387          (290,205)
                                    ---------------   ------------------   ----------------   --------------   ---------------
From capital transactions:
  Net proceeds from units sold               61,161               15,236                318               29           727,099
  Cost of units redeemed                 (2,416,031)          (2,480,718)          (187,390)        (389,080)      (20,717,039)
  Net transfers                               2,039              238,438            105,578          391,691        (3,862,044)
  Contract maintenance charge                    --                   --                 --               --                --
                                    ---------------   ------------------   ----------------   --------------   ---------------
    Increase (decrease) in net
      assets from capital
      transactions                       (2,352,831)          (2,227,044)           (81,494)           2,640       (23,851,984)
                                    ---------------   ------------------   ----------------   --------------   ---------------
Increase (decrease) in net assets         4,767,925            2,313,878            223,148          439,027       (24,142,189)
Net assets at beginning of period        21,415,071           17,053,832            938,950        1,178,444        44,673,769
                                    ---------------   ------------------   ----------------   --------------   ---------------
Net assets at end of period         $    26,182,996   $       19,367,710   $      1,162,098   $    1,617,471   $    20,531,580
                                    ===============   ==================   ================   ==============   ===============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                  1,833                  973                 69                4            60,867
  Units redeemed                           (161,396)            (196,332)           (36,479)         (59,233)       (1,666,881)
  Units transferred                           6,563               20,978             21,595           65,317          (374,818)
                                    ---------------   ------------------   ----------------   --------------   ---------------
Increase (decrease) in units
  outstanding                              (153,000)            (174,381)           (14,815)           6,088        (1,980,832)
Beginning units                           1,429,844            1,505,570            211,535          211,903         3,643,431
                                    ---------------   ------------------   ----------------   --------------   ---------------
Ending units                              1,276,844            1,331,189            196,720          217,991         1,662,599
                                    ===============   ==================   ================   ==============   ===============

                                          Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets   Equity Index
                                             Portfolio     Value Portfolio   Street Portfolio      Portfolio         Portfolio
                                             (Class 1)        (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                          --------------   ---------------   ----------------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $    4,175,449   $       420,225   $         96,305   $       (118,751)  $    132,820
  Net realized gains (losses)                  1,287,154        (1,626,830)          (258,948)        (6,088,020)      (370,390)
  Change in net unrealized
    appreciation (depreciation)
    of investments                            14,196,538        24,627,622          1,040,448         10,207,814      3,498,704
                                          --------------   ---------------   ----------------   ----------------   ------------
    Increase (decrease) in net
      assets from operations                  19,659,141        23,421,017            877,805          4,001,043      3,261,134
                                          --------------   ---------------   ----------------   ----------------   ------------
From capital transactions:
  Net proceeds from units sold                    68,135           119,554              4,398              4,214         22,129
  Cost of units redeemed                     (14,698,978)       (9,627,072)          (400,516)        (1,118,230)    (1,436,951)
  Net transfers                                1,594,431        (1,700,070)           219,257          1,256,555        (15,484)
  Contract maintenance charge                         --                --                 --                 --             --
                                          --------------   ---------------   ----------------   ----------------   ------------
    Increase (decrease) in net
      assets from capital
      transactions                           (13,036,412)      (11,207,588)          (176,861)           142,539     (1,430,306)
                                          --------------   ---------------   ----------------   ----------------   ------------
Increase (decrease) in net assets              6,622,729        12,213,429            700,944          4,143,582      1,830,828
Net assets at beginning of period             76,317,039        65,272,627          2,363,708          7,786,851      9,357,126
                                          --------------   ---------------   ----------------   ----------------   ------------
Net assets at end of period               $   82,939,768   $    77,486,056   $      3,064,652   $     11,930,433   $ 11,187,954
                                          ==============   ===============   ================   ================   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       3,363             4,887                381                202          2,781
  Units redeemed                                (822,604)         (706,332)           (35,508)           (55,774)      (177,121)
  Units transferred                               90,144          (131,582)            18,396             53,216         (2,209)
                                          --------------   ---------------   ----------------   ----------------   ------------
Increase (decrease) in units outstanding        (729,097)         (833,027)           (16,731)            (2,356)      (176,549)
Beginning units                                4,991,101         5,852,219            261,903            531,514      1,426,489
                                          --------------   ---------------   ----------------   ----------------   ------------
Ending units                                   4,262,004         5,019,192            245,172            529,158      1,249,940
                                          ==============   ===============   ================   ================   ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                            Equity                                                            Growth
                                         Opportunities    Fundamental       Global Bond   Global Equities  Opportunities
                                           Portfolio     Growth Portfolio   Portfolio        Portfolio       Portfolio
                                           (Class 1)        (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                         -------------   ------------      ------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $     32,211    $   (125,947)    $    420,549    $     87,902    $    (10,585)
 Net realized gains (losses)                (1,537,622)       (759,588)         782,698        (325,581)        (39,419)
 Change in net unrealized appreciation
  (depreciation) of investments              4,660,113       4,278,088          581,061       2,027,108         425,327
                                          ------------    ------------     ------------    ------------    ------------
  Increase (decrease) in net assets
   from operations                           3,154,702       3,392,553        1,784,308       1,789,429         375,323
                                          ------------    ------------     ------------    ------------    ------------
From capital transactions:
 Net proceeds from units sold                   24,635          27,948           15,231          15,102           5,924
 Cost of units redeemed                     (1,536,130)     (1,463,857)      (2,735,343)       (886,613)        (98,618)
 Net transfers                                (384,628)       (290,622)         844,963         412,319         538,935
 Contract maintenance charge                        --              --               --              --              --
                                          ------------    ------------     ------------    ------------    ------------
  Increase (decrease) in net assets
   from capital transactions                (1,896,123)     (1,726,531)      (1,875,149)       (459,192)        446,241
                                          ------------    ------------     ------------    ------------    ------------
Increase (decrease) in net assets            1,258,579       1,666,022          (90,841)      1,330,237         821,564
Net assets at beginning of period           10,300,983      10,568,571       16,526,291       4,927,724         793,208
                                          ------------    ------------     ------------    ------------    ------------
Net assets at end of period               $ 11,559,562    $ 12,234,593     $ 16,435,450    $  6,257,961    $  1,614,772
                                          ============    ============     ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      2,224           3,542              885           1,208           1,228
 Units redeemed                               (142,281)       (194,768)        (159,546)        (83,133)        (20,252)
 Units transferred                             (42,691)        (51,387)          47,108          49,263         113,142
                                          ------------    ------------     ------------    ------------    ------------
Increase (decrease) in units outstanding      (182,748)       (242,613)        (111,553)        (32,662)         94,118
Beginning units                              1,137,507       1,522,209        1,054,671         489,251         188,057
                                          ------------    ------------     ------------    ------------    ------------
Ending units                                   954,759       1,279,596          943,118         456,589         282,175
                                          ============    ============     ============    ============    ============
                                                                              International       International    MFS Massachusetts
                                         Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income   Investors Trust
                                            Portfolio        Portfolio           Portfolio          Portfolio          Portfolio
                                            (Class 1)        (Class 1)           (Class 1)          (Class 1)          (Class 1)
                                         -------------   ---------------  --------------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $      50,479    $   1,159,587      $      17,026        $    (131,383)     $      13,643
 Net realized gains (losses)                (2,184,598)      (1,376,293)            (7,206)          (1,571,486)            17,114
 Change in net unrealized appreciation
  (depreciation) of investments              7,788,975        4,865,931          1,732,894            5,483,731          1,092,939
                                         -------------    -------------      -------------        -------------      -------------
  Increase (decrease) in net assets
   from operations                           5,654,856        4,649,225          1,742,714            3,780,862          1,123,696
                                         -------------    -------------      -------------        -------------      -------------
From capital transactions:
 Net proceeds from units sold                   41,072           18,914              7,635               27,618              1,475
 Cost of units redeemed                     (2,615,421)      (2,244,957)          (732,612)          (1,959,186)          (571,088)
 Net transfers                                (387,007)       1,194,272            950,262             (166,209)           982,402
 Contract maintenance charge                        --               --                 --                   --                 --
                                         -------------    -------------      -------------        -------------      -------------
  Increase (decrease) in net assets
   from capital transactions                (2,961,356)      (1,031,771)           225,285           (2,097,777)           412,789
                                         -------------    -------------      -------------        -------------      -------------
Increase (decrease) in net assets            2,693,500        3,617,454          1,967,999            1,683,085          1,536,485
Net assets at beginning of period           19,101,948       12,495,060          5,081,136           11,009,858          3,085,844
                                         -------------    -------------      -------------        -------------      -------------
Net assets at end of period              $  21,795,448    $  16,112,514      $   7,049,135        $  12,692,943      $   4,622,329
                                         =============    =============      =============        =============      =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      3,013            1,062                640                2,311                147
 Units redeemed                               (215,882)        (159,348)           (79,118)            (177,910)           (59,503)
 Units transferred                             (35,760)          94,781            116,423              (13,343)           103,497
                                         -------------    -------------      -------------        -------------      -------------
Increase (decrease) in units outstanding      (248,629)         (63,505)            37,945             (188,942)            44,141
Beginning units                              1,588,482        1,071,185            697,860            1,283,469            388,579
                                         -------------    -------------      -------------        -------------      -------------
Ending units                                 1,339,853        1,007,680            735,805            1,094,527            432,720
                                         =============    =============      =============        =============      =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                         MFS Total Return  Mid-Cap Growth   Real Estate     Small Company    Technology
                                            Portfolio        Portfolio       Portfolio     Value Portfolio    Portfolio
                                            (Class 1)        (Class 1)       (Class 1)         (Class 1)      (Class 1)
                                         ----------------  --------------  -------------   ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $   3,148,044    $     (28,550)  $      53,989    $     (19,874)  $      (3,655)
 Net realized gains (losses)                 (3,899,792)        (189,287)     (1,979,822)          66,982         (81,190)
 Change in net unrealized appreciation
  (depreciation) of investments              24,280,525        1,302,263       4,246,097        1,532,118         230,628
                                          -------------    -------------   -------------    -------------   -------------
  Increase (decrease) in net assets
   from operations                           23,528,777        1,084,426       2,320,264        1,579,226         145,783
                                          -------------    -------------   -------------    -------------   -------------
From capital transactions:
 Net proceeds from units sold                   120,874            3,369           6,251            7,817              --
 Cost of units redeemed                     (15,796,536)        (458,636)       (922,543)        (366,166)        (74,455)
 Net transfers                                1,302,465          774,384        (175,909)         442,257         128,994
 Contract maintenance charge                         --               --              --               --              --
                                          -------------    -------------   -------------    -------------   -------------
  Increase (decrease) in net assets
   from capital transactions                (14,373,197)         319,117      (1,092,201)          83,908          54,539
                                          -------------    -------------   -------------    -------------   -------------
Increase (decrease) in net assets             9,155,580        1,403,543       1,228,063        1,663,134         200,322
Net assets at beginning of period           102,227,600        2,318,266       4,756,909        3,353,978         252,953
                                          -------------    -------------   -------------    -------------   -------------
Net assets at end of period               $ 111,383,180    $   3,721,809   $   5,984,972    $   5,017,112   $     453,275
                                          =============    =============   =============    =============   =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       8,369              342             273              352              --
 Units redeemed                              (1,082,777)         (57,728)        (44,992)         (17,230)        (35,539)
 Units transferred                               92,002          111,229         (11,759)          16,818          79,542
                                          -------------    -------------   -------------    -------------   -------------
Increase (decrease) in units outstanding       (982,406)          53,843         (56,478)             (60)         44,003
Beginning units                               8,100,695          361,701         299,890          196,515         161,321
                                          -------------    -------------   -------------    -------------   -------------
Ending units                                  7,118,289          415,544         243,412          196,455         205,324
                                          =============    =============   =============    =============   =============

                                         Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth    Balanced
                                            Portfolio         Portfolio          Portfolio         Portfolio       Portfolio
                                             (Class 1)         (Class 1)          (Class 3)        (Class 3)       (Class 3)
                                         ---------------  -----------------  -----------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $      88,416     $     198,634      $      (3,211)    $     (63,866)  $      47,792
 Net realized gains (losses)                   (156,665)          371,242           (102,468)         (178,848)        (88,224)
 Change in net unrealized appreciation
  (depreciation) of investments                 680,993         1,180,694            251,655         3,639,586         611,647
                                          -------------     -------------      -------------     -------------   -------------
  Increase (decrease) in net assets
   from operations                              612,744         1,750,570            145,976         3,396,872         571,215
                                          -------------     -------------      -------------     -------------   -------------
From capital transactions:
 Net proceeds from units sold                     4,254             9,958             25,145             8,470              --
 Cost of units redeemed                        (385,831)       (3,499,277)           (55,925)       (1,040,377)       (260,091)
 Net transfers                                   29,830         6,811,927             98,185          (472,641)        765,770
 Contract maintenance charge                         --                --               (133)           (2,504)           (410)
                                          -------------     -------------      -------------     -------------   -------------
  Increase (decrease) in net assets
   from capital transactions                   (351,747)        3,322,608             67,272        (1,507,052)        505,269
                                          -------------     -------------      -------------     -------------   -------------
Increase (decrease) in net assets               260,997         5,073,178            213,248         1,889,820       1,076,484
Net assets at beginning of period             1,862,882        15,551,746            325,076        10,283,061       1,991,393
                                          -------------     -------------      -------------     -------------   -------------
Net assets at end of period               $   2,123,879     $  20,624,924      $     538,324     $  12,172,881   $   3,067,877
                                          =============     =============      =============     =============   =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         313               554              4,320             1,156              --
 Units redeemed                                 (33,514)         (193,482)            (8,883)         (144,676)        (30,414)
 Units transferred                                4,309           383,208             11,707           (66,580)         83,977
                                          -------------     -------------      -------------     -------------   -------------
Increase (decrease) in units outstanding        (28,892)          190,280              7,144          (210,100)         53,563
Beginning units                                 185,202           902,304             62,443         1,773,630         266,206
                                          -------------     -------------      -------------     -------------   -------------
Ending units                                    156,310         1,092,584             69,587         1,563,530         319,769
                                          =============     =============      =============     =============   =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                          Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                              Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                              (Class 3)        (Class 3)       (Class 3)        (Class 3)       (Class 3)
                                          ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $     (10,123)   $     (29,852)   $     255,113   $   8,849,827    $     298,650
 Net realized gains (losses)                     (77,256)        (188,170)        (518,755)      1,088,886       (3,062,774)
 Change in net unrealized appreciation
  (depreciation) of investments                  418,265        1,173,858           73,405      31,996,629       30,834,499
                                           -------------    -------------    -------------   -------------    -------------
  Increase (decrease) in net assets
   from operations                               330,886          955,836         (190,237)     41,935,342       28,070,375
                                           -------------    -------------    -------------   -------------    -------------
From capital transactions:
 Net proceeds from units sold                     28,191            5,353          691,135         919,607          538,782
 Cost of units redeemed                         (448,759)        (184,032)     (10,466,417)    (12,723,729)      (5,546,318)
 Net transfers                                   499,149          (49,322)      (1,489,043)      8,792,813         (726,240)
 Contract maintenance charge                        (233)            (558)          (3,855)        (31,455)         (17,348)
                                           -------------    -------------    -------------   -------------    -------------
  Increase (decrease) in net assets
   from capital transactions                      78,348         (228,559)     (11,268,180)     (3,042,764)      (5,751,124)
                                           -------------    -------------    -------------   -------------    -------------
Increase (decrease) in net assets                409,234          727,277      (11,458,417)     38,892,578       22,319,251
Net assets at beginning of period                881,600        2,993,747       22,315,806     154,733,770       76,156,795
                                           -------------    -------------    -------------   -------------    -------------
Net assets at end of period                $   1,290,834    $   3,721,024    $  10,857,389   $ 193,626,348    $  98,476,046
                                           =============    =============    =============   =============    =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                        5,096              797           58,517          52,981           43,534
 Units redeemed                                  (80,964)         (26,758)        (887,771)       (718,579)        (445,997)
 Units transferred                                96,389          (10,139)        (125,780)        525,527          (48,169)
                                           -------------    -------------    -------------   -------------    -------------
Increase (decrease) in units outstanding          20,521          (36,100)        (955,034)       (140,071)        (450,632)
Beginning units                                  199,873          542,220        1,880,894      10,287,566        7,608,802
                                           -------------    -------------    -------------   -------------    -------------
Ending units                                     220,394          506,120          925,860      10,147,495        7,158,170
                                           =============    =============    =============   =============    =============

                                                                                Equity
                                          "Dogs" of Wall   Emerging Markets  Opportunities   Foreign Value     Fundamental
                                         Street Portfolio      Portfolio       Portfolio       Portfolio     Growth Portfolio
                                            (Class 3)          (Class 3)       (Class 3)       (Class 3)        (Class 3)
                                         ----------------  ----------------  -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)             $      23,096    $     (83,621)    $         187   $     869,534    $     (27,223)
 Net realized gains (losses)                    (78,829)      (3,387,585)         (154,984)       (574,263)         (96,032)
 Change in net unrealized appreciation
  (depreciation) of investments                 277,045        7,215,919           389,629      12,862,734        1,033,049
                                          -------------    -------------     -------------   -------------    -------------
  Increase (decrease) in net assets
   from operations                              221,312        3,744,713           234,832      13,158,005          909,794
                                          -------------    -------------     -------------   -------------    -------------
From capital transactions:
 Net proceeds from units sold                        --          176,203            64,707         468,064           11,975
 Cost of units redeemed                         (46,965)        (583,245)         (142,507)     (2,819,685)        (173,073)
 Net transfers                                   (3,920)         189,443           170,144       5,223,880           29,441
 Contract maintenance charge                       (239)          (1,390)             (131)         (8,891)            (373)
                                          -------------    -------------     -------------   -------------    -------------
  Increase (decrease) in net assets
   from capital transactions                    (51,124)        (218,989)           92,213       2,863,368         (132,030)
                                          -------------    -------------     -------------   -------------    -------------
Increase (decrease) in net assets               170,188        3,525,724           327,045      16,021,373          777,764
Net assets at beginning of period               596,737        7,445,005           727,097      44,685,557        2,632,658
                                          -------------    -------------     -------------   -------------    -------------
Net assets at end of period               $     766,925    $  10,970,729     $   1,054,142   $  60,706,930    $   3,410,422
                                          =============    =============     =============   =============    =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          --            7,217             6,044          50,871            2,215
 Units redeemed                                  (3,660)         (25,437)          (13,895)       (313,848)         (29,044)
 Units transferred                                  (70)           2,959            15,941         584,134            9,017
                                          -------------    -------------     -------------   -------------    -------------
Increase (decrease) in units outstanding         (3,730)         (15,261)            8,090         321,157          (17,812)
Beginning units                                  58,953          445,284            86,148       6,208,269          549,106
                                          -------------    -------------     -------------   -------------    -------------
Ending units                                     55,223          430,023            94,238       6,529,426          531,294
                                          =============    =============     =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                             Growth
                                          Global Bond    Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                           Portfolio        Portfolio       Portfolio      Portfolio       Portfolio
                                           (Class 3)        (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                         -------------   ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $     582,369    $      16,952   $   (135,239)  $      8,615    $  2,694,624
 Net realized gains (losses)                   765,548          (70,813)      (165,809)      (506,076)     (1,746,657)
 Change in net unrealized appreciation
  (depreciation) of investments              1,009,777          383,483      5,181,079      1,689,521      10,249,444
                                         -------------    -------------   ------------   ------------    ------------
  Increase (decrease) in net assets
   from operations                           2,357,694          329,622      4,880,031      1,192,060      11,197,411
                                         -------------    -------------   ------------   ------------    ------------
From capital transactions:
 Net proceeds from units sold                  139,791           41,742        194,716          3,386         152,982
 Cost of units redeemed                     (1,868,750)         (63,142)      (669,986)      (367,592)     (2,865,094)
 Net transfers                               4,705,409          133,382      3,057,431         34,834         223,182
 Contract maintenance charge                    (4,094)            (210)        (1,720)          (899)         (6,911)
                                         -------------    -------------   ------------   ------------    ------------
  Increase (decrease) in net assets
   from capital transactions                 2,972,356          111,772      2,580,441       (330,271)     (2,495,841)
                                         -------------    -------------   ------------   ------------    ------------
Increase (decrease) in net assets            5,330,050          441,394      7,460,472        861,789       8,701,570
Net assets at beginning of period           21,135,804          846,044     11,608,941      3,984,803      30,816,932
                                         -------------    -------------   ------------   ------------    ------------
Net assets at end of period              $  26,465,854    $   1,287,438   $ 19,069,413   $  4,846,592    $ 39,518,502
                                         =============    =============   ============   ============    ============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      8,763            5,204         40,198            430          11,640
 Units redeemed                               (114,824)          (7,953)      (139,471)       (46,032)       (211,843)
 Units transferred                             290,563           16,613        695,374          1,150          26,384
                                         -------------    -------------   ------------   ------------    ------------
Increase (decrease) in units outstanding       184,502           13,864        596,101        (44,452)       (173,819)
Beginning units                              1,434,506          129,923      2,777,829        617,396       2,789,881
                                         -------------    -------------   ------------   ------------    ------------
Ending units                                 1,619,008          143,787      3,373,930        572,944       2,616,062
                                         =============    =============   ============   ============    ============

                                            International       International                    MFS Massachusetts
                                         Diversified Equities Growth and Income Marsico Focused   Investors Trust  MFS Total Return
                                              Portfolio           Portfolio     Growth Portfolio    Portfolio          Portfolio
                                              (Class 3)           (Class 3)         (Class 3)        (Class 3)          (Class 3)
                                         -------------------- ----------------- ---------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)                $       7,560     $    (321,733)    $     (10,582)    $      42,922     $   3,299,361
 Net realized gains (losses)                      (346,304)       (5,850,103)         (366,639)         (158,237)       (3,849,071)
 Change in net unrealized appreciation
  (depreciation) of investments                  1,853,389        16,628,705         1,138,617         6,793,092        27,209,598
                                             -------------     -------------     -------------     -------------     -------------
  Increase (decrease) in net assets
   from operations                               1,514,645        10,456,869           761,396         6,677,777        26,659,888
                                             -------------     -------------     -------------     -------------     -------------
From capital transactions:
 Net proceeds from units sold                      150,865           328,909            46,646           313,623           527,792
 Cost of units redeemed                           (498,313)       (2,001,037)         (280,936)       (1,061,737)       (9,452,221)
 Net transfers                                     (41,583)           24,057           134,202         4,233,199         1,478,146
 Contract maintenance charge                        (1,057)           (5,548)             (582)           (2,578)          (24,542)
                                             -------------     -------------     -------------     -------------     -------------
  Increase (decrease) in net assets
   from capital transactions                      (390,088)       (1,653,619)         (100,670)        3,482,507        (7,470,825)
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in net assets                1,124,557         8,803,250           660,726        10,160,284        19,189,063
Net assets at beginning of period                4,621,050        30,298,969         2,178,337        17,372,829       114,373,843
                                             -------------     -------------     -------------     -------------     -------------
Net assets at end of period                  $   5,745,607     $  39,102,219     $   2,839,063     $  27,533,113     $ 133,562,906
                                             =============     =============     =============     =============     =============
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         18,774            31,895             5,376            32,971            36,614
 Units redeemed                                    (62,208)         (194,943)          (34,056)         (110,837)         (652,642)
 Units transferred                                  (9,546)             (819)           15,426           476,767           104,625
                                             -------------     -------------     -------------     -------------     -------------
Increase (decrease) in units outstanding           (52,980)         (163,867)          (13,254)          398,901          (511,403)
Beginning units                                    739,607         3,804,703           314,756         2,201,312         9,125,344
                                             -------------     -------------     -------------     -------------     -------------
Ending units                                       686,627         3,640,836           301,502         2,600,213         8,613,941
                                             =============     =============     =============     =============     =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                             Mid-Cap Growth    Real Estate    Small & Mid Cap    Small Company      Technology
                                               Portfolio        Portfolio     Value Portfolio   Value Portfolio     Portfolio
                                               (Class 3)        (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                             --------------  --------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      (17,282) $      165,522   $      (143,783)  $       (89,801)  $       (5,131)

      Net realized gains (losses)                   (42,821)     (6,510,760)       (1,540,489)       (1,259,176)         (70,717)
      Change in net unrealized appreciation
          (depreciation) of investments             724,910      16,039,412        21,951,735        11,644,810          283,555
                                             --------------  --------------   ---------------   ---------------  ---------------
          Increase (decrease) in net assets
            from operations                         664,807       9,694,174        20,267,463        10,295,833          207,707
                                             --------------  --------------   ---------------   ---------------  ---------------

From capital transactions:
      Net proceeds from units sold                   12,708         212,150           347,093           158,272            3,077
      Cost of units redeemed                        (77,265)     (1,133,601)       (2,289,750)       (1,463,090)         (73,452)
      Net transfers                                 486,692      (3,012,451)       (3,715,329)         (562,496)         106,703
      Contract maintenance charge                      (415)         (2,864)           (5,695)           (4,212)            (111)
                                             --------------  --------------   ---------------   ---------------  ---------------
          Increase (decrease) in net assets
           from capital transactions                421,720      (3,936,766)       (5,663,681)       (1,871,526)          36,217
                                             --------------  --------------   ---------------   ---------------   --------------

Increase (decrease) in net assets                 1,086,527       5,757,408        14,603,782         8,424,307          243,924
Net assets at beginning of period                 1,417,554      18,781,465        34,926,394        21,168,104          447,853
                                             --------------  --------------   ---------------   ---------------  ---------------
Net assets at end of period                  $    2,504,081  $   24,538,873   $    49,530,176   $    29,592,411   $      691,777
                                             ==============  ==============   ===============   ===============  ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      1,475           9,888            38,172            20,224            1,586
      Units redeemed                                 (9,858)        (52,782)         (249,260)         (186,540)         (35,014)
      Units transferred                              67,693        (136,922)         (338,645)          (59,720)          61,878
                                             --------------  --------------   ---------------   ---------------  ---------------
Increase (decrease) in units outstanding             59,310        (179,816)         (549,733)         (226,036)          28,450
Beginning units                                     222,621       1,120,199         4,937,535         3,367,697          287,583
                                             --------------  --------------   ---------------   ---------------  ---------------
Ending units                                        281,931         940,383         4,387,802         3,141,661          316,033
                                             ==============  ==============   ===============   ===============  ===============

                                                                                   Invesco Van                   Invesco Van
                                                                                   Kampen V.I.   Invesco Van     Kampen V.I.
                                             Telecom Utility  Total Return Bond     Capital       Kampen V.I.    Growth and Income
                                                Portfolio         Portfolio       Growth Fund    Comstock Fund         Fund
                                                (Class 3)         (Class 3)       (Series II)     (Series II)       (Series II)
                                             ---------------  -----------------  -------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $        32,495  $         629,984  $     (62,986) $     1,877,947  $       1,122,031

      Net realized gains (losses)                    (58,672)           296,860        (63,466)     (11,675,921)        (6,205,882)
      Change in net unrealized appreciation
          (depreciation) of investments              248,152          4,928,413      2,748,637       90,553,651         89,618,212
                                             ---------------  -----------------  -------------  ---------------  -----------------
          Increase (decrease) in net assets
           from operations                           221,975          5,855,257      2,622,185       80,755,677         84,534,361
                                             ----------------------------------  -------------  ---------------  -----------------

From capital transactions:
      Net proceeds from units sold                         -            724,231         14,198        1,023,455          1,067,111
      Cost of units redeemed                        (100,141)        (3,312,096)      (929,319)     (24,647,866)       (23,813,797)
      Net transfers                                  (45,384)        23,468,034        749,527       (6,576,338)         1,092,389
      Contract maintenance charge                       (215)            (8,073)          (458)         (26,373)           (27,947)
                                             ---------------  -----------------  -------------  ---------------  -----------------
          Increase (decrease) in net assets
           from capital transactions                (145,740)        20,872,096       (166,052)     (30,227,122)       (21,682,244)
                                             ---------------  -----------------  -------------  ---------------  -----------------

Increase (decrease) in net assets                     76,235         26,727,353      2,456,133       50,528,555         62,852,117
Net assets at beginning of period                    647,657         49,435,090      5,488,421      206,766,356        211,553,323
                                             ---------------  -----------------  -------------  ---------------  -----------------
Net assets at end of period                  $       723,892  $      76,162,443  $   7,944,554  $   257,294,911  $     274,405,440
                                             ===============  =================  =============  ===============  =================

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                           -             41,137          1,652           92,087             82,400
      Units redeemed                                 (10,062)          (188,832)      (104,044)      (2,253,800)        (1,845,809)
      Units transferred                               (4,148)         1,351,750         97,936         (564,563)           163,927
                                             ---------------  -----------------  -------------  ---------------  -----------------
Increase (decrease) in units outstanding             (14,210)         1,204,055         (4,456)      (2,726,276)        (1,599,482)
Beginning units                                       83,648          2,997,955        772,256       23,758,537         20,637,120
                                             ---------------  -----------------  -------------  ---------------  -----------------
Ending units                                          69,438          4,202,010        767,800       21,032,261         19,037,638
                                             ===============  =================  =============  ===============  =================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                           Growth and Income  Mid Cap Value  Asset Allocation   Global Growth
                                               Portfolio        Portfolio           Fund              Fund          Growth Fund
                                              (Class VC)        (Class VC)        (Class 2)        (Class 2)         (Class 2)
                                           ------------------ -------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $          78,302  $    (376,148) $      4,567,152  $      1,337,382  $        (637,030)

 Net realized gains (losses)                      (6,645,964)    (8,781,301)       (6,502,957)       (2,612,013)        (6,633,865)
 Change in net unrealized appreciation
  (depreciation) of investments                   55,618,687     42,132,553        79,322,724        95,988,421         83,059,502
                                           -----------------  -------------  ----------------  ----------------  -----------------
  Increase (decrease) in net assets from
   operations                                     49,051,025     32,975,104        77,386,919        94,713,790         75,788,607
                                           -----------------  -------------  ----------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                        655,647        251,584         2,324,130         1,506,794          1,165,983
 Cost of units redeemed                          (13,947,276)    (9,605,373)      (34,367,044)      (28,609,224)       (22,732,286)
 Net transfers                                    (3,361,650)    (3,292,676)       (1,176,643)         (675,847)        (2,378,848)
 Contract maintenance charge                         (12,322)        (6,422)          (37,937)          (35,544)           (21,560)
                                           -----------------  -------------  ----------------  ----------------  -----------------
  Increase (decrease) in net assets
   from capital transactions                     (16,665,601)   (12,652,887)      (33,257,494)      (27,813,821)       (23,966,711)
                                           -----------------  -------------  ----------------  ----------------  -----------------

Increase (decrease) in net assets                 32,385,424     20,322,217        44,129,425        66,899,969         51,821,896
Net assets at beginning of period                131,090,165     80,026,356       306,848,165       254,008,177        201,612,748
                                           -----------------  -------------  ----------------  ----------------  -----------------
Net assets at end of period                $     163,475,589  $ 100,348,573  $    350,977,590  $    320,908,146  $     253,434,644
                                           =================  =============  ================  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           61,732         18,746           160,133            69,268             64,345
 Units redeemed                                   (1,322,734)      (860,189)       (2,387,543)       (1,384,763)        (1,341,503)
 Units transferred                                  (307,609)      (295,253)          (52,339)          (23,855)          (106,764)
                                           -----------------  -------------  ----------------  ----------------  -----------------
Increase (decrease) in units outstanding          (1,568,611)    (1,136,696)       (2,279,749)       (1,339,350)        (1,383,922)
Beginning units                                   15,241,513      8,811,469        24,735,961        15,826,565         14,743,935
                                           -----------------  -------------  ----------------  ----------------  -----------------
Ending units                                      13,672,902      7,674,773        22,456,212        14,487,215         13,360,013
                                           =================  =============  ================  ================  =================

                                                                                     Franklin
                                                                                    Templeton
                                                                                   VIP Founding
                                             Growth-Income    Franklin Income   Funds Allocation
                                                 Fund         Securities Fund         Fund
                                              (Class 2)         (Class 2)          (Class 2)
                                           -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $       2,620,733  $       646,183  $          343,707

 Net realized gains (losses)                     (11,069,529)        (234,527)           (548,976)
 Change in net unrealized appreciation
  (depreciation) of investments                  130,939,236        2,761,036           6,539,886
                                           -----------------  ---------------  ------------------
  Increase (decrease) in net assets from
   operations                                    122,490,440        3,172,692           6,334,617
                                           -----------------  ---------------  ------------------

From capital transactions:
 Net proceeds from units sold                      2,699,971           67,979              58,400
 Cost of units redeemed                          (41,288,354)        (495,743)         (1,113,509)
 Net transfers                                       490,087        1,735,306           1,239,711
 Contract maintenance charge                         (44,108)          (1,682)             (3,814)
                                           -----------------  ---------------  ------------------
  Increase (decrease) in net assets
   from capital transactions                     (38,142,404)       1,305,860             180,788
                                           -----------------  ---------------  ------------------

Increase (decrease) in net assets                 84,348,036        4,478,552           6,515,405
Net assets at beginning of period                368,806,501        7,934,838          18,067,282
                                           -----------------  ---------------  ------------------
Net assets at end of period                $     453,154,537  $    12,413,390  $       24,582,687
                                           =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          164,928            7,452               7,270
 Units redeemed                                   (2,757,463)         (54,865)           (137,135)
 Units transferred                                    74,081          204,102             157,543
                                           -----------------  ---------------  ------------------
Increase (decrease) in units outstanding          (2,518,454)         156,689              27,678
Beginning units                                   30,081,713        1,082,357           2,716,589
                                           -----------------  ---------------  ------------------
Ending units                                      27,563,259        1,239,046           2,744,267
                                           =================  ===============  ==================

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 79 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
      (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On June 1, 2010, the portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust") were reorganized into the Invesco Funds. On that date, the Variable Accounts that invested in portfolios of the Van Kampen Trust exchanged their shares in the portfolios of the Van Kampen Trust for shares with an equal value in similar portfolios of the Invesco Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Van Kampen Trust Portfolio   Current Invesco Funds Portfolio
--------------------------------------   --------------------------------------
Capital Growth Portfolio                 Invesco Van Kampen V.I. Capital Growth
                                           Fund

Comstock Portfolio                       Invesco Van Kampen V.I. Comstock Fund
Growth and Income Portfolio              Invesco Van Kampen V.I. Growth and
                                           Income Fund

      Effective December 31, 2010, Variable Annuity Account Seven changed its year-end from April 30 to December 31. Reflecting this change are the Variable Annuity Account Seven audited Statements of Changes in Net Assets for the eight months ended December 31, 2010 and for the fiscal year ended April 30, 2010.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

      The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of Changes in Net Assets.

      Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3.    FAIR VALUE MEASUREMENTS

      Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

      Level 1 -- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    FAIR VALUE MEASUREMENTS (continued)

      Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

      Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

      Level 3 -- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

      The Separate Account assets measured at fair value as of December 31, 2011 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2011 and for the year then ended. The Separate Account had no liabilities as of December 31, 2011. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2011, and respective hierarchy levels.

4.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product,

                     VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

      SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

      MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

      The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

      The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

      SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    CHARGES AND DEDUCTIONS (continued)

      to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

      SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

      PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

      PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2011 consist of the following:

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares    Proceeds from
Variable Account:                                             Acquired        Shares Sold
-----------------                                          --------------    -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $    1,453,010    $   2,704,165
Capital Appreciation Portfolio (Class 1)                        3,652,654       19,889,427
Government and Quality Bond Portfolio (Class 1)                 3,935,411       15,399,441
Growth Portfolio (Class 1)                                        533,403        8,485,367
Asset Allocation Portfolio (Class 3)                            1,915,364        1,116,137
Capital Appreciation Portfolio (Class 3)                        4,670,574       20,844,032
Government and Quality Bond Portfolio (Class 3)                20,704,748       19,382,740
Growth Portfolio (Class 3)                                        413,541        1,007,391
Natural Resources Portfolio (Class 3)                           3,009,082        1,994,788

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $      211,544    $     707,712
Alliance Growth Portfolio (Class 1)                               406,977        4,216,763
Balanced Portfolio (Class 1)                                    1,099,026        3,066,263
Blue Chip Growth Portfolio (Class 1)                              253,418          235,265
Capital Growth Portfolio (Class 1)                                418,966          794,949
Cash Management Portfolio (Class 1)                            18,907,061       17,215,808
Corporate Bond Portfolio (Class 1)                              6,147,289       15,517,765
Davis Venture Value Portfolio (Class 1)                         1,209,244       13,579,745
"Dogs" of Wall Street Portfolio (Class 1)                       1,034,170          629,670
Emerging Markets Portfolio (Class 1)                            1,047,792        3,348,324
Equity Index Portfolio (Class 1)                                  667,095        1,970,308
Equity Opportunities Portfolio (Class 1)                          173,939        2,264,526
Fundamental Growth Portfolio (Class 1)                            144,529        2,120,269
Global Bond Portfolio (Class 1)                                 2,177,840        3,448,908
Global Equities Portfolio (Class 1)                               369,708        1,111,787
Growth Opportunities Portfolio (Class 1)                          476,478          623,190
Growth-Income Portfolio (Class 1)                                 618,629        4,163,203
High-Yield Bond Portfolio (Class 1)                             2,282,202        3,467,401
International Diversified Equities Portfolio (Class 1)            539,097        1,634,676
International Growth and Income Portfolio (Class 1)               999,943        2,901,169
MFS Massachusetts Investors Trust Portfolio (Class 1)             527,605          961,869
MFS Total Return Portfolio (Class 1)                            3,184,879       21,634,987
Mid-Cap Growth Portfolio (Class 1)                                650,625        1,244,819
Real Estate Portfolio (Class 1)                                   690,136        1,388,886
Small Company Value Portfolio (Class 1)                           367,995        2,023,307
Technology Portfolio (Class 1)                                     61,643          149,162
Telecom Utility Portfolio (Class 1)                             1,304,708        1,290,512
Total Return Bond Portfolio (Class 1)                           7,196,920        5,902,329

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Account:                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
SUNAMERICA TRUST (continued):
Aggressive Growth Portfolio (Class 3)                    $       95,099   $     122,618
Alliance Growth Portfolio (Class 3)                             232,880       2,518,893
Balanced Portfolio (Class 3)                                  1,954,932       1,261,552
Blue Chip Growth Portfolio (Class 3)                            645,717         337,936
Capital Growth Portfolio (Class 3)                              151,272         704,844
Cash Management Portfolio (Class 3)                          22,733,348      20,106,796
Corporate Bond Portfolio (Class 3)                           20,299,005      34,659,085
Davis Venture Value Portfolio (Class 3)                       4,673,667      15,055,611
"Dogs" of Wall Street Portfolio (Class 3)                       699,446         342,562
Emerging Markets Portfolio (Class 3)                          2,702,045       2,832,178
Equity Opportunities Portfolio (Class 3)                        143,719         325,978
Foreign Value Portfolio (Class 3)                            16,362,214       7,677,627
Fundamental Growth Portfolio (Class 3)                          502,129         975,988
Global Bond Portfolio (Class 3)                               4,719,154       5,977,847
Global Equities Portfolio (Class 3)                             284,572         406,853
Growth Opportunities Portfolio (Class 3)                      3,556,769       3,936,062
Growth-Income Portfolio (Class 3)                             2,504,649         953,555
High-Yield Bond Portfolio (Class 3)                           4,173,628       6,362,072
International Diversified Equities Portfolio (Class 3)          673,738       1,110,935
International Growth and Income Portfolio (Class 3)           4,805,543       5,627,148
Marsico Focused Growth Portfolio (Class 3)                      696,998         506,646
MFS Massachusetts Investors Trust Portfolio (Class 3)         7,572,410       2,881,953
MFS Total Return Portfolio (Class 3)                          4,716,576      20,357,104
Mid-Cap Growth Portfolio (Class 3)                            5,481,564       1,078,414
Real Estate Portfolio (Class 3)                               1,938,318       4,579,312
Small & Mid Cap Value Portfolio (Class 3)                     7,560,403       8,378,389
Small Company Value Portfolio (Class 3)                       4,985,870       5,286,407
Technology Portfolio (Class 3)                                  225,825         375,241
Telecom Utility Portfolio (Class 3)                             490,283         234,441
Total Return Bond Portfolio (Class 3)                        31,161,784      17,534,720

INVESCO FUNDS (Class II):
Invesco Van Kampen V.I. Capital Growth Fund              $      476,854   $   1,870,535
Invesco Van Kampen V.I. Comstock Fund                        12,702,192      41,816,690
Invesco Van Kampen V.I. Growth and Income Fund               15,036,903      43,562,669

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $    3,808,090   $  28,384,878
Mid Cap Value Portfolio                                       1,594,425      20,234,694

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Account:                                          Acquired        Shares Sold
------------------                                       --------------   -------------
AMERICAN SERIES (Class 2):
Asset Allocation Fund                                    $    9,792,433   $  53,982,990
Global Growth Fund                                           16,816,067      50,001,150
Growth Fund                                                   7,355,644      41,649,947
Growth-Income Fund                                            8,890,538      70,725,683

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                          $    3,945,489   $   1,884,606
Franklin Templeton VIP Founding Funds Allocation Fund         1,786,377       3,101,455

SEASONS TRUST (Class 3):
Real Return Portfolio                                    $    5,887,933   $   1,052,182

6.    OTHER MATTERS

      The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the year ended December 31, 2011, for the eight months ended December 31, 2010 and for the years ended April 30, 2010, 2009, 2008 and 2007 follows:

                    At December 31 or April 30                  For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)           Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Asset Allocation Portfolio (Class 1)
------------------------------------
 12/31/2011        642,249  16.42 to 28.47(4)   12,702,926  0.85% to 1.25%       2.68%   -0.33%     to   0.04%(5)
 12/31/2010        712,066  16.41 to 28.57(4)   14,168,846  0.85% to 1.25%       2.76%    6.70%     to   6.98%(5)
  4/30/2010        703,568  15.34 to 26.77(4)   13,343,319  0.85% to 1.25%       3.67%   27.69%     to  27.83%(5)
  4/30/2009        773,252  12.00 to 20.97(4)   11,543,112  0.85% to 1.25%       3.55%  -22.05%     to -22.01%(5)
  4/30/2008        869,404  15.39 to 26.90(4)   17,088,965  0.85% to 1.25%       2.88%   -0.32%     to  -0.30%(5)
  4/30/2007        916,119  15.44 to 26.98(4)   18,467,182  0.85% to 1.25%       3.16%   10.59%     to  10.74%(5)

Capital Appreciation Portfolio (Class 1)
----------------------------------------
 12/31/2011      3,863,350  16.07 to 49.68(4)   70,183,281  0.85% to 1.25%       0.00%   -8.20%     to  -7.83%
 12/31/2010      4,668,672  17.44 to 54.12(4)   91,161,310  0.85% to 1.25%       0.13%   12.95%     to  13.25%
  4/30/2010      5,221,493  15.40 to 47.92(4)   89,668,733  0.85% to 1.25%       0.00%   44.33%     to  44.91%
  4/30/2009      6,103,781  10.63 to 33.20(4)   72,003,272  0.85% to 1.25%       0.00%  -34.86%     to -34.60%
  4/30/2008      7,277,987  16.25 to 50.97(4)  131,934,651  0.85% to 1.25%       0.34%    8.44%     to   8.87%
  4/30/2007      8,114,213  14.92 to 47.00(4)  135,629,169  0.85% to 1.25%       0.14%    9.24%     to   9.68%

Government and Quality Bond Portfolio (Class 1)
-----------------------------------------------
 12/31/2011      3,152,043  17.12 to 21.77(4)   56,385,005  0.85% to 1.25%       3.05%    5.76%     to   6.18%
 12/31/2010      3,914,604  16.12 to 20.59(4)   65,850,857  0.85% to 1.25%       4.02%    1.62%     to   1.90%
  4/30/2010      4,361,104  15.82 to 20.26(4)   72,083,413  0.85% to 1.25%       4.93%    4.56%     to   4.98%
  4/30/2009      5,468,822  15.07 to 19.37(4)   85,971,493  0.85% to 1.25%       4.17%    2.30%     to   2.71%
  4/30/2008      5,992,724  14.67 to 18.94(4)   92,173,031  0.85% to 1.25%       3.74%    4.76%     to   5.18%
  4/30/2007      5,953,394  13.95 to 18.08(4)   87,861,069  0.85% to 1.25%       3.65%    5.23%     to   5.65%

Growth Portfolio (Class 1)
--------------------------
 12/31/2011      2,361,780  11.76 to 32.00(4)   31,593,436  0.85% to 1.25%       0.71%   -7.42%     to  -7.05%
 12/31/2010      2,921,238  12.65 to 34.57(4)   41,947,682  0.85% to 1.25%       0.72%    5.93%     to   6.21%
  4/30/2010      3,367,270  11.91 to 32.63(4)   45,414,987  0.85% to 1.25%       1.04%   40.20%     to  40.76%
  4/30/2009      4,008,018   8.46 to 23.28(4)   38,205,960  0.85% to 1.25%       0.91%  -36.22%     to -35.96%
  4/30/2008      4,982,926  13.21 to 36.50(4)   73,973,227  0.85% to 1.25%       0.73%   -2.18%     to  -1.79%
  4/30/2007      5,772,736  13.45 to 37.31(4)   86,859,847  0.85% to 1.25%       0.61%   11.97%     to  12.41%

Asset Allocation Portfolio (Class 3)
------------------------------------
 12/31/2011        357,310  14.89 to 15.30       5,456,788  0.85% to 1.20%       2.59%   -5.92%(10) to  -0.18%
 12/31/2010        309,653  14.95 to 15.32       4,741,122  0.85% to 1.10%       2.50%    6.63%     to   6.81%
  4/30/2010        298,749  14.02 to 14.35       4,282,607  0.85% to 1.10%       3.32%   27.56%     to  27.88%
  4/30/2009        311,652  10.99 to 11.22       3,494,991  0.85% to 1.10%       3.28%  -22.12%     to -21.93%
  4/30/2008        265,948  14.11 to 14.37       3,820,926  0.85% to 1.10%       2.08%   -0.41%     to  -0.17%
  4/30/2007        103,436  14.17 to 14.39       1,488,630  0.85% to 1.10%       1.64%   10.61%(6)  to  10.95%(6)

Capital Appreciation Portfolio (Class 3)
----------------------------------------
 12/31/2011      6,638,165  15.37 to 15.85     105,117,546  0.85% to 1.20%       0.00%  -19.45%(10) to  -8.06%
 12/31/2010      7,458,411  16.80 to 17.24     128,499,376  0.85% to 1.10%       0.00%   12.87%     to  13.06%
  4/30/2010      8,272,211  14.88 to 15.25     126,060,954  0.85% to 1.10%       0.00%   44.19%     to  44.55%
  4/30/2009      8,928,669  10.32 to 10.55      94,134,741  0.85% to 1.10%       0.00%  -34.93%     to -34.77%
  4/30/2008      6,845,459  15.86 to 16.17     110,634,862  0.85% to 1.10%       0.13%    8.33%     to   8.60%
  4/30/2007      3,085,252  14.64 to 14.89      45,912,750  0.85% to 1.10%       0.00%    9.53%(6)  to   9.82%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                 For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)           Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Government and Quality Bond Portfolio (Class 3)
-----------------------------------------------
 12/31/2011      5,757,968  16.41 to 16.87      97,013,952  0.85% to 1.20%       2.93%    4.47%(10) to   5.92%
 12/31/2010      5,822,234  15.54 to 15.93      92,721,368  0.85% to 1.10%       3.69%    1.56%     to   1.72%
  4/30/2010      5,922,965  15.31 to 15.66      92,731,206  0.85% to 1.10%       4.48%    4.45%     to   4.72%
  4/30/2009      5,442,670  14.65 to 14.96      81,374,970  0.85% to 1.10%       3.70%    2.20%     to   2.45%
  4/30/2008      3,775,931  14.34 to 14.60      55,105,056  0.85% to 1.10%       3.27%    4.66%     to   4.92%
  4/30/2007      2,044,042  13.70 to 13.91      28,430,845  0.85% to 1.10%       1.30%    5.45%(6)  to   5.71%(6)

Growth Portfolio (Class 3)
--------------------------
 12/31/2011        341,477  11.27 to 11.60(4)    3,958,202  0.85% to 1.20%       0.46%  -14.08%(10) to  -7.28%
 12/31/2010        386,395  12.18 to 12.51       4,831,679  0.85% to 1.10%       0.52%    5.81%     to   6.03%
  4/30/2010        411,516  11.51 to 11.79       4,853,062  0.85% to 1.10%       0.71%   39.93%     to  40.41%
  4/30/2009        472,674   8.23 to  8.40       3,970,032  0.85% to 1.10%       0.50%  -36.30%     to -36.12%
  4/30/2008        296,113  12.92 to 13.15       3,893,356  0.85% to 1.10%       0.43%   -2.21%     to  -2.04%
  4/30/2007        143,500  13.21 to 13.42       1,925,911  0.85% to 1.10%       0.24%   12.29%(6)  to  12.64%(6)

Natural Resources Portfolio (Class 3)
-------------------------------------
 12/31/2011        654,820   9.60 to  9.75       6,378,281  0.85% to 1.20%       0.42%  -27.10%(10) to -21.14%
 12/31/2010        718,089  12.22 to 12.36       8,872,042  0.85% to 1.10%       0.71%   14.50%     to  14.69%
  4/30/2010        797,301  10.67 to 10.78       8,588,981  0.85% to 1.10%       1.00%   42.47%     to  42.83%
  4/30/2009        864,571   7.49 to  7.54       6,521,441  0.85% to 1.10%       0.81%  -48.71%     to -48.58%
  4/30/2008        617,073  14.60 to 14.67       9,051,703  0.85% to 1.10%       0.69%   31.40%     to  31.74%
  4/30/2007        226,414  11.11 to 11.14       2,521,228  0.85% to 1.10%       0.18%   11.12%(6)  to  11.36%(6)

Aggressive Growth Portfolio (Class 1)
-------------------------------------
 12/31/2011        381,288   8.19 to 13.28(4)    4,336,866  0.85% to 1.25%       0.00%   -3.20%     to  -2.81%
 12/31/2010        419,845   8.42 to 13.71(4)    4,927,629  0.85% to 1.25%       0.00%    7.45%     to   7.74%
  4/30/2010        452,977   7.82 to 12.76(4)    4,910,061  0.85% to 1.25%       0.13%   48.43%     to  49.03%
  4/30/2009        483,218   5.25 to  8.60(4)    3,540,639  0.85% to 1.25%       0.82%  -45.77%     to -45.56%
  4/30/2008        584,193   9.64 to 15.86(4)    7,886,613  0.85% to 1.25%       0.64%  -19.13%     to -18.80%
  4/30/2007        686,222  11.87 to 19.61(4)   11,523,478  0.85% to 1.25%       0.10%   12.60%     to  13.05%

Alliance Growth Portfolio (Class 1)
-----------------------------------
 12/31/2011        927,957   8.11 to 32.81(4)   20,614,056  0.85% to 1.25%       0.48%   -3.51%     to  -3.13%
 12/31/2010      1,124,208   8.37 to 34.01(4)   24,971,933  0.85% to 1.25%       0.86%    6.05%     to   6.34%
  4/30/2010      1,276,844   7.87 to 32.07(4)   26,182,996  0.85% to 1.25%       0.57%   34.09%     to  34.63%
  4/30/2009      1,429,844   5.85 to 23.92(4)   21,415,071  0.85% to 1.25%       0.19%  -31.59%     to -31.31%
  4/30/2008      1,797,555   8.51 to 34.96(4)   38,382,318  0.85% to 1.25%       0.05%   -0.58%     to  -0.18%
  4/30/2007      2,189,625   8.53 to 35.16(4)   47,489,197  0.85% to 1.25%       0.13%    2.03%     to   2.44%

Balanced Portfolio (Class 1)
----------------------------
 12/31/2011      1,107,883  10.36 to 17.44(4)   16,862,084  0.85% to 1.25%       1.77%    1.00%     to   1.41%
 12/31/2010      1,227,800  10.22 to 17.26(4)   18,734,673  0.85% to 1.25%       1.97%    5.17%     to   5.45%
  4/30/2010      1,331,189   9.69 to 16.42(4)   19,367,710  0.85% to 1.25%       3.28%   28.07%     to  28.58%
  4/30/2009      1,505,570   7.54 to 12.82(4)   17,053,832  0.85% to 1.25%       3.93%  -23.28%     to -22.98%
  4/30/2008      1,878,292   9.78 to 16.71(4)   28,239,635  0.85% to 1.25%       2.96%   -4.27%     to  -3.88%
  4/30/2007      2,217,107  10.18 to 17.45(4)   35,003,995  0.85% to 1.25%       2.76%   11.47%     to  11.92%

Blue Chip Growth Portfolio (Class 1)
------------------------------------
 12/31/2011        174,245  5.77 to 5.93         1,032,130  0.85% to 1.10%       0.22%   -6.62%     to  -6.39%
 12/31/2010        169,073  6.18 to 6.33         1,069,902  0.85% to 1.10%       0.29%    6.89%     to   7.07%
  4/30/2010        196,720  5.78 to 5.92         1,162,098  0.85% to 1.10%       0.32%   32.80%     to  33.13%
  4/30/2009        211,535  4.35 to 4.44           938,950  0.85% to 1.10%       0.54%  -31.55%     to -31.37%
  4/30/2008        248,749  6.36 to 6.48         1,608,902  0.85% to 1.10%       0.35%   -0.44%     to  -0.19%
  4/30/2007        289,877  6.39 to 6.49         1,878,739  0.85% to 1.10%       0.25%    9.97%     to  10.25%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                 For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment      Total Return
                               Lowest to        Net Assets     Lowest          Income        Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)       Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
Capital Growth Portfolio (Class 1)
------------------------------------
 12/31/2011        148,001   7.50 to  7.71       1,138,262  0.85% to 1.10%       0.00%   -2.39% to  -2.15%
 12/31/2010        197,382   7.69 to  7.88       1,552,228  0.85% to 1.10%       0.00%    5.85% to   6.03%
  4/30/2010        217,991   7.26 to  7.43       1,617,471  0.85% to 1.10%       0.00%   33.16% to  33.50%
  4/30/2009        211,903   5.45 to  5.57       1,178,444  0.85% to 1.10%       0.00%  -38.05% to -37.90%
  4/30/2008        217,046   8.81 to  8.96       1,943,884  0.85% to 1.10%       1.18%    1.64% to   1.89%
  4/30/2007        247,323   8.66 to  8.80       2,174,280  0.85% to 1.10%       0.31%   14.30% to  14.58%

Cash Management Portfolio (Class 1)
-----------------------------------
 12/31/2011      1,583,571  11.63 to 13.54(4)   19,038,886  0.85% to 1.25%       0.00%   -1.51% to  -1.12%
 12/31/2010      1,418,702  11.76 to 13.75(4)   17,397,029  0.85% to 1.25%       0.00%   -0.99% to  -0.73%
  4/30/2010      1,662,599  11.85 to 13.89(4)   20,531,580  0.85% to 1.25%       2.53%   -1.31% to  -0.91%
  4/30/2009      3,643,431  11.95 to 14.07(4)   44,673,769  0.85% to 1.25%       3.51%   -0.63% to  -0.23%
  4/30/2008      2,585,728  11.98 to 14.16(4)   32,502,964  0.85% to 1.25%       3.25%    2.19% to   2.60%
  4/30/2007      1,908,753  11.68 to 13.86(4)   23,875,174  0.85% to 1.25%       2.55%    3.63% to   4.04%

Corporate Bond Portfolio (Class 1)
----------------------------------
 12/31/2011      3,163,389  21.29 to 25.93(4)   68,020,756  0.85% to 1.25%       6.21%    5.09% to   5.51%
 12/31/2010      3,809,449  20.18 to 24.67(4)   77,627,774  0.85% to 1.25%       6.28%    4.37% to   4.65%
  4/30/2010      4,262,004  19.28 to 23.64(4)   82,939,768  0.85% to 1.25%       5.91%   26.67% to  27.18%
  4/30/2009      4,991,101  15.16 to 18.66(4)   76,317,039  0.85% to 1.25%       4.72%   -3.52% to  -3.13%
  4/30/2008      5,908,285  15.65 to 19.34(4)   93,350,119  0.85% to 1.25%       3.89%    3.13% to   3.54%
  4/30/2007      5,762,823  15.12 to 18.75(4)   88,117,103  0.85% to 1.25%       4.34%    7.31% to   7.74%

Davis Venture Value Portfolio (Class 1)
---------------------------------------
 12/31/2011      3,661,616  14.05 to 35.09(4)   57,459,907  0.85% to 1.25%       1.25%   -5.42% to  -5.04%
 12/31/2010      4,451,181  14.79 to 37.10(4)   73,337,574  0.85% to 1.25%       0.77%    6.10% to   6.38%
  4/30/2010      5,019,192  13.90 to 34.97(4)   77,486,056  0.85% to 1.25%       1.50%   37.24% to  37.80%
  4/30/2009      5,852,219  10.09 to 25.48(4)   65,272,627  0.85% to 1.25%       2.04%  -36.45% to -36.20%
  4/30/2008      7,123,996  15.81 to 40.10(4)  124,976,792  0.85% to 1.25%       0.92%   -3.92% to  -3.54%
  4/30/2007      8,070,942  16.39 to 41.73(4)  148,405,314  0.85% to 1.25%       0.98%   13.90% to  14.35%

"Dogs" Of Wall Street Portfolio (Class 1)
-----------------------------------------
 12/31/2011        247,452  14.26 to 16.89       3,758,211  0.85% to 1.25%       2.31%   11.28% to  11.73%(5)
 12/31/2010        225,699  12.81 to 15.12       3,028,144  0.85% to 1.25%       2.90%    7.42% to   7.71%(5)
  4/30/2010        245,172  11.92 to 14.04       3,064,652  0.85% to 1.25%       4.53%   37.01% to  37.56%(5)
  4/30/2009        261,903   8.70 to 10.20       2,363,708  0.85% to 1.25%       3.97%  -31.73% to -31.45%(5)
  4/30/2008        303,915  12.75 to 14.89       3,993,931  0.85% to 1.25%       2.67%   -6.81% to  -6.44%(5)
  4/30/2007        373,356  13.68 to 15.91       5,265,702  0.85% to 1.25%       2.40%   16.44% to  16.90%

Emerging Markets Portfolio (Class 1)
------------------------------------
 12/31/2011        404,082  17.52 to 21.86       7,759,890  0.85% to 1.25%       0.54%  -27.00% to -26.71%
 12/31/2010        497,624  24.00 to 29.82      13,078,029  0.85% to 1.25%       1.49%   15.36% to  15.66%
  4/30/2010        529,158  20.80 to 25.79      11,930,433  0.85% to 1.25%       0.00%   52.37% to  52.98%
  4/30/2009        531,514  13.65 to 16.86       7,786,851  0.85% to 1.25%       2.11%  -46.75% to -46.54%
  4/30/2008        687,305  25.64 to 31.53      19,068,073  0.85% to 1.25%       1.93%   20.50% to  20.98%
  4/30/2007        705,715  21.28 to 26.06      16,152,724  0.85% to 1.25%       0.95%   16.26% to  16.72%

Equity Index Portfolio (Class 1)
--------------------------------
 12/31/2011      1,008,160            9.54       9,620,430           1.25%       1.51%               0.30%
 12/31/2010      1,144,865            9.51      10,891,764           1.25%       1.67%               6.29%
  4/30/2010      1,249,940            8.95      11,187,954           1.25%       2.51%              36.45%
  4/30/2009      1,426,489            6.56       9,357,126           1.25%       2.48%             -36.27%
  4/30/2008      1,882,083           10.29      19,373,157           1.25%       1.58%              -6.28%
  4/30/2007      2,345,019           10.98      25,756,567           1.25%       1.56%              13.14%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment       Total Return
                               Lowest to        Net Assets     Lowest          Income         Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)        Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
Equity Opportunities Portfolio (Class 1)
----------------------------------------
 12/31/2011        679,123  12.24 to 19.04(4)    8,917,611  0.85% to 1.25%       0.56%   -1.35% to  -0.95%
 12/31/2010        839,451  12.35 to 19.30(4)   11,086,312  0.85% to 1.25%       0.72%    8.94% to   9.23%
  4/30/2010        954,759  11.31 to 17.71(4)   11,559,562  0.85% to 1.25%       1.23%   32.30% to  32.84%
  4/30/2009      1,137,507   8.51 to 13.39(4)   10,300,983  0.85% to 1.25%       1.86%  -32.23% to -31.96%
  4/30/2008      1,374,566  12.51 to 19.76(4)   18,231,057  0.85% to 1.25%       1.84%   -8.00% to  -7.63%
  4/30/2007      1,550,960  13.55 to 21.47(4)   22,389,453  0.85% to 1.25%       1.63%   11.61% to  12.05%

Fundamental Growth Portfolio (Class 1)
--------------------------------------
 12/31/2011        979,576   6.79 to 17.43(4)    9,920,792  0.85% to 1.25%       0.00%   -6.65% to  -6.28%(5)
 12/31/2010      1,163,672   7.24 to 18.67(4)   12,466,191  0.85% to 1.25%       0.00%   11.44% to  11.74%(5)
  4/30/2010      1,279,596   6.48 to 16.75(4)   12,234,593  0.85% to 1.25%       0.00%   33.69% to  34.42%
  4/30/2009      1,522,209   4.83 to 12.53(4)   10,568,571  0.85% to 1.25%       0.00%  -40.72% to -40.48%
  4/30/2008      1,859,610   8.11 to 21.14(4)   21,612,238  0.85% to 1.25%       0.00%    6.59% to   7.02%
  4/30/2007      2,167,678   7.58 to 19.83(4)   24,040,160  0.85% to 1.25%       0.02%    4.32% to   4.74%

Global Bond Portfolio (Class 1)
-------------------------------
 12/31/2011        786,317  18.28 to 24.57(4)   15,102,584  0.85% to 1.25%       2.27%    4.44% to   4.86%
 12/31/2010        877,083  17.43 to 23.52(4)   16,099,497  0.85% to 1.25%       4.16%    5.24% to   5.52%
  4/30/2010        943,118  16.52 to 22.35(4)   16,435,450  0.85% to 1.25%       3.45%   10.78% to  11.23%
  4/30/2009      1,054,671  14.85 to 20.18(4)   16,526,291  0.85% to 1.25%       3.46%   -4.63% to  -4.24%
  4/30/2008      1,270,133  15.51 to 21.16(4)   20,864,229  0.85% to 1.25%       0.49%   13.57% to  14.03%
  4/30/2007        818,750  13.60 to 18.63(4)   12,192,862  0.85% to 1.25%       9.13%    2.82% to   3.23%(5)

Global Equities Portfolio (Class 1)
-----------------------------------
 12/31/2011        375,753   8.75 to 19.38(4)    4,878,592  0.85% to 1.25%       0.93%  -11.50% to -11.14%
 12/31/2010        424,709   9.85 to 21.89(4)    6,279,672  0.85% to 1.25%       1.74%    8.64% to   8.93%
  4/30/2010        456,589   9.04 to 20.15(4)    6,257,961  0.85% to 1.25%       2.62%   37.29% to  37.84%
  4/30/2009        489,251   6.56 to 14.68(4)    4,927,724  0.85% to 1.25%       2.81%  -41.70% to -41.47%
  4/30/2008        620,943  11.21 to 25.18(4)   10,592,395  0.85% to 1.25%       1.24%   -3.66% to  -3.27%
  4/30/2007        697,578  11.59 to 26.14(4)   12,617,488  0.85% to 1.25%       0.89%   16.51% to  16.98%

Growth Opportunities Portfolio (Class 1)
----------------------------------------
 12/31/2011        254,477   6.08 to  6.27       1,550,205  0.85% to 1.10%       0.00%   -3.43% to  -3.19%
 12/31/2010        276,045   6.28 to  6.49       1,737,058  0.85% to 1.10%       0.00%    9.89% to  10.07%
  4/30/2010        282,175   5.71 to  5.91       1,614,772  0.85% to 1.10%       0.00%   35.23% to  35.57%
  4/30/2009        188,057   4.21 to  4.37         793,208  0.85% to 1.10%       0.00%  -31.48% to -31.31%
  4/30/2008        175,626   6.13 to  6.38       1,077,783  0.85% to 1.10%       0.00%    2.41% to   2.67%
  4/30/2007        181,505   5.97 to  6.23       1,085,841  0.85% to 1.10%       0.00%   -0.92% to  -0.68%

Growth-Income Portfolio (Class 1)
---------------------------------
 12/31/2011        934,705   9.76 to 29.84(4)   17,904,980  0.85% to 1.25%       0.92%    6.99% to   7.42%(5)
 12/31/2010      1,132,534   9.09 to 27.89(4)   20,103,996  0.85% to 1.25%       0.98%    5.99% to   6.27%
  4/30/2010      1,339,853   8.55 to 26.31(4)   21,795,448  0.85% to 1.25%       1.38%   30.87% to  31.40%
  4/30/2009      1,588,482   6.51 to 20.11(4)   19,101,948  0.85% to 1.25%       1.36%  -37.60% to -37.35%
  4/30/2008      1,960,560  10.39 to 32.22(4)   38,263,550  0.85% to 1.25%       0.98%   -5.23% to  -4.85%(5)
  4/30/2007      2,172,631  10.92 to 34.00(4)   46,157,588  0.85% to 1.25%       0.75%    8.88% to   9.32%(5)

High-Yield Bond Portfolio (Class 1)
-----------------------------------
 12/31/2011        766,664  17.19 to 23.61(4)   13,645,893  0.85% to 1.25%       8.16%    2.98% to   3.19%(5)
 12/31/2010        898,638  16.66 to 22.92(4)   15,384,899  0.85% to 1.25%       9.62%    6.39% to   6.59%(5)
  4/30/2010      1,007,680  15.63 to 21.55(4)   16,112,514  0.85% to 1.25%       8.43%   36.56% to  36.75%(5)
  4/30/2009      1,071,185  11.43 to 15.78(4)   12,495,060  0.85% to 1.25%      12.09%  -25.73% to -25.63%(5)
  4/30/2008      1,122,869  15.36 to 21.25(4)   17,677,184  0.85% to 1.25%       7.63%   -3.84% to  -3.68%(5)
  4/30/2007      1,264,402  15.95 to 22.09(4)   20,788,545  0.85% to 1.25%       7.63%   10.90% to  11.06%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment       Total Return
                               Lowest to        Net Assets     Lowest          Income         Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)        Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  ---------------------
International Diversified Equities Portfolio (Class 1)
------------------------------------------------------
 12/31/2011        560,559  11.68 to 12.63(4)    4,981,467  0.85% to 1.25%       2.06%  -15.67% to -15.55%(5)
 12/31/2010        675,407  13.85 to 14.95(4)    7,086,924  0.85% to 1.25%       4.22%    9.58% to   9.85%(5)
  4/30/2010        735,805  12.64 to 13.61(4)    7,049,135  0.85% to 1.25%       1.27%   33.73% to  34.34%
  4/30/2009        697,860   9.45 to 10.13(4)    5,081,136  0.85% to 1.25%       4.13%  -42.42% to -42.26%(5)
  4/30/2008        842,165  16.41 to 17.55(4)   10,620,895  0.85% to 1.25%       2.09%    2.47% to   2.73%(5)
  4/30/2007        812,228  16.02 to 17.08(4)   10,099,384  0.85% to 1.25%       0.41%   15.00% to  15.42%(5)

International Growth and Income Portfolio (Class 1)
---------------------------------------------------
 12/31/2011        820,755   9.95 to 12.41(4)    8,694,008  0.85% to 1.25%       2.88%  -14.86% to -14.52%
 12/31/2010        998,242  11.64 to 14.57(4)   12,366,953  0.85% to 1.25%       4.25%    7.01% to   7.29%
  4/30/2010      1,094,527  10.85 to 13.62(4)   12,692,943  0.85% to 1.25%       0.00%   34.67% to  35.21%
  4/30/2009      1,283,469   8.03 to 10.11(4)   11,009,858  0.85% to 1.25%       3.73%  -48.39% to -48.19%
  4/30/2008      1,900,582  15.49 to 19.60(4)   31,204,073  0.85% to 1.25%       1.67%   -5.30% to  -4.92%
  4/30/2007      1,930,818  16.29 to 20.69(4)   33,618,066  0.85% to 1.25%       1.26%   17.01% to  17.48%

MFS Massachusetts Investors Trust Portfolio (Class 1)
-----------------------------------------------------
 12/31/2011        367,906  10.60 to 10.89       4,000,677  0.85% to 1.10%       0.68%   -2.98% to  -2.74%
 12/31/2010        404,967  10.93 to 11.20       4,527,131  0.85% to 1.10%       0.98%    4.44% to   4.62%
  4/30/2010        432,720  10.47 to 10.71       4,622,329  0.85% to 1.10%       1.21%   34.18% to  34.52%
  4/30/2009        388,579   7.80 to  7.96       3,085,844  0.85% to 1.10%       1.20%  -32.13% to -31.96%
  4/30/2008        492,672  11.49 to 11.70       5,753,833  0.85% to 1.10%       1.18%    0.51% to   0.77%
  4/30/2007        571,906  11.43 to 11.61       6,629,932  0.85% to 1.10%       0.70%   12.29% to  12.57%

MFS Total Return Portfolio (Class 1)
------------------------------------
 12/31/2011      5,205,010  16.12 to 16.56      86,038,905  0.85% to 1.10%       2.58%    0.81% to   1.06%
 12/31/2010      6,412,067  15.99 to 16.39     104,898,990  0.85% to 1.10%       2.95%    4.39% to   4.56%
  4/30/2010      7,118,289  15.32 to 15.67     111,383,180  0.85% to 1.10%       3.72%   23.71% to  24.02%
  4/30/2009      8,100,695  12.38 to 12.64     102,227,600  0.85% to 1.10%       3.66%  -21.50% to -21.30%
  4/30/2008     10,055,681  15.77 to 16.06     161,294,974  0.85% to 1.10%       2.66%   -4.27% to  -4.03%
  4/30/2007     10,626,450  16.47 to 16.73     177,627,795  0.85% to 1.10%       2.38%   12.03% to  12.31%

Mid-Cap Growth Portfolio (Class 1)
----------------------------------
 12/31/2011        372,085   9.23 to  9.48       3,521,322  0.85% to 1.10%       0.00%   -6.96% to  -6.73%
 12/31/2010        424,605   9.92 to 10.16       4,305,607  0.85% to 1.10%       0.00%   13.02% to  13.21%
  4/30/2010        415,544   8.78 to  8.98       3,721,809  0.85% to 1.10%       0.00%   39.52% to  39.87%
  4/30/2009        361,701   6.29 to  6.42       2,318,266  0.85% to 1.10%       0.00%  -33.90% to -33.74%
  4/30/2008        441,212   9.52 to  9.69       4,268,355  0.85% to 1.10%       0.24%    1.85% to   2.10%
  4/30/2007        432,792   9.34 to  9.49       4,101,234  0.85% to 1.10%       0.00%    2.10% to   2.35%

Real Estate Portfolio (Class 1)
-------------------------------
 12/31/2011        192,759  24.49 to 29.72       5,299,776  0.85% to 1.25%       0.94%    6.81% to   7.23%
 12/31/2010        219,696  22.93 to 27.71       5,631,167  0.85% to 1.25%       1.85%    4.77% to   5.05%
  4/30/2010        243,412  21.89 to 26.38       5,984,972  0.85% to 1.25%       2.02%   55.42% to  56.04%
  4/30/2009        299,890  14.08 to 16.91       4,756,909  0.85% to 1.25%       4.34%  -49.67% to -49.47%
  4/30/2008        382,374  27.98 to 33.46      11,983,610  0.85% to 1.25%       1.55%  -16.91% to -16.58%
  4/30/2007        589,555  33.68 to 40.11      22,020,106  0.85% to 1.25%       1.24%   25.16% to  25.66%

Small Company Value Portfolio (Class 1)
---------------------------------------
 12/31/2011        141,214  18.87 to 26.09       3,681,375  0.85% to 1.25%       0.36%   -4.43% to  -4.07%
 12/31/2010        200,102  19.67 to 27.30       5,459,250  0.85% to 1.25%       0.59%    6.83% to   7.09%
  4/30/2010        196,455  18.36 to 25.55       5,017,112  0.85% to 1.25%       0.75%   49.63% to  50.20%
  4/30/2009        196,515  12.23 to 17.08       3,353,978  0.85% to 1.25%       0.59%  -32.17% to -31.88%
  4/30/2008        247,131  17.95 to 25.18       6,218,989  0.85% to 1.25%       0.00%  -13.59% to -13.23%
  4/30/2007        340,916  20.69 to 29.13       9,928,447  0.85% to 1.25%       0.01%    7.15% to   7.58%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Technology Portfolio (Class 1)
------------------------------
 12/31/2011        139,237   2.24 to  2.30         318,713  0.85% to 1.10%       0.00%   -6.42%     to  -6.18%
 12/31/2010        174,817   2.39 to  2.45         427,041  0.85% to 1.10%       0.00%   10.55%     to  10.73%
  4/30/2010        205,324   2.16 to  2.21         453,275  0.85% to 1.10%       0.00%   40.56%     to  40.91%
  4/30/2009        161,321   1.54 to  1.57         252,953  0.85% to 1.10%       0.00%  -35.24%     to -35.07%
  4/30/2008        177,656   2.38 to  2.42         429,037  0.85% to 1.10%       0.00%   -1.43%     to  -1.18%
  4/30/2007        147,503   2.41 to  2.45         360,403  0.85% to 1.10%       0.00%    1.20%     to   1.45%

Telecom Utility Portfolio (Class 1)
-----------------------------------
 12/31/2011        142,761  13.21 to 17.58(4)    2,245,084  0.85% to 1.25%       2.35%    4.95%     to   5.26%(5)
 12/31/2010        139,789  12.55 to 16.75(4)    2,144,987  0.85% to 1.25%       2.90%   11.41%     to  11.76%
  4/30/2010        156,310  11.23 to 15.03(4)    2,123,879  0.85% to 1.25%       5.35%   34.46%     to  35.00%
  4/30/2009        185,202   8.32 to 11.18(4)    1,862,882  0.85% to 1.25%       3.03%  -37.78%     to -37.56%(5)
  4/30/2008        222,071  13.32 to 17.97(4)    3,621,268  0.85% to 1.25%       3.04%    7.31%     to   7.53%(5)
  4/30/2007        228,872  12.39 to 16.75(4)    3,559,841  0.85% to 1.25%       3.49%   29.03%     to  29.65%

Total Return Bond Portfolio (Class 1)
-------------------------------------
 12/31/2011      1,281,945  19.82 to 28.77(4)   26,095,979  0.85% to 1.25%       1.56%    5.05%     to   5.47%
 12/31/2010      1,239,222  18.80 to 27.39(4)   23,994,780  0.85% to 1.25%       2.76%    2.34%     to   2.61%
  4/30/2010      1,092,584  18.32 to 26.76(4)   20,624,924  0.85% to 1.25%       1.93%    9.76%     to  10.20%
  4/30/2009        902,304  16.62 to 24.38(4)   15,551,746  0.85% to 1.25%       3.08%    6.13%     to   6.56%
  4/30/2008        431,252  15.60 to 22.97(4)    7,169,673  0.85% to 1.25%       6.45%    1.70%     to   2.11%
  4/30/2007        441,898  15.28 to 22.59(4)    7,255,884  0.85% to 1.25%       7.41%    9.53%     to   9.97%

Aggressive Growth Portfolio (Class 3)
-------------------------------------
 12/31/2011         47,837   7.92 to  8.07         385,850  0.85% to 1.20%       0.00%  -12.26%(10) to  -3.05%
 12/31/2010         51,038   8.18 to  8.33         424,825  0.85% to 1.10%       0.00%    7.44%     to   7.56%
  4/30/2010         69,587   7.62 to  7.74         538,324  0.85% to 1.10%       0.00%   48.54%     to  48.66%
  4/30/2009         62,443   5.13 to  5.21         325,076  0.85% to 1.10%       0.39%  -45.75%     to -45.71%
  4/30/2008         54,796   9.45 to  9.59         525,484  0.85% to 1.10%       0.38%  -19.04%     to -18.99%
  4/30/2007         27,200  11.67 to 11.84         321,940  0.85% to 1.10%       0.00%   13.05%(6)  to  13.31%(6)

Alliance Growth Portfolio (Class 3)
-----------------------------------
 12/31/2011      1,143,404   7.76 to  7.99       9,130,254  0.85% to 1.20%       0.21%  -10.19%(10) to  -3.37%
 12/31/2010      1,411,151   8.07 to  8.27      11,662,541  0.85% to 1.10%       0.65%    5.98%     to   6.16%
  4/30/2010      1,563,530   7.61 to  7.79      12,172,881  0.85% to 1.10%       0.32%   33.95%     to  34.29%
  4/30/2009      1,773,630   5.68 to  5.80      10,283,061  0.85% to 1.10%       0.00%  -31.66%     to -31.49%
  4/30/2008      1,941,059   8.31 to  8.47      16,426,222  0.85% to 1.10%       0.00%   -0.68%     to  -0.43%
  4/30/2007      1,540,187   8.37 to  8.50      13,090,904  0.85% to 1.10%       0.00%    2.62%(6)  to   2.89%(6)

Balanced Portfolio (Class 3)
----------------------------
 12/31/2011        398,661   9.88 to 10.22       4,064,697  0.85% to 1.20%       1.57%   -4.37%(10) to   1.16%
 12/31/2010        333,373   9.79 to 10.10       3,367,472  0.85% to 1.10%       1.69%    5.09%     to   5.27%
  4/30/2010        319,769   9.32 to  9.60       3,067,877  0.85% to 1.10%       2.79%   27.94%     to  28.26%
  4/30/2009        266,206   7.28 to  7.48       1,991,393  0.85% to 1.10%       3.37%  -23.43%     to -23.18%
  4/30/2008        157,604   9.51 to  9.74       1,535,078  0.85% to 1.10%       2.44%   -4.61%     to  -4.07%
  4/30/2007         72,752   9.97 to 10.15         738,657  0.85% to 1.10%       2.46%   11.39%(6)  to  11.95%(6)

Blue Chip Growth Portfolio (Class 3)
------------------------------------
 12/31/2011        304,672   5.65 to  5.85       1,777,763  0.85% to 1.20%       0.01%  -12.42%(10) to  -6.62%
 12/31/2010        249,608   6.07 to  6.26       1,562,629  0.85% to 1.10%       0.08%    6.77%     to   6.89%
  4/30/2010        220,394   5.68 to  5.86       1,290,834  0.85% to 1.10%       0.05%   32.36%     to  32.80%
  4/30/2009        199,873   4.29 to  4.41         881,600  0.85% to 1.10%       0.19%  -31.94%     to -31.54%
  4/30/2008        114,836   6.31 to  6.44         739,922  0.85% to 1.10%       0.09%   -0.82%     to  -0.44%
  4/30/2007         31,532   6.36 to  6.47         204,059  0.85% to 1.10%       0.01%    9.90%(6)  to  10.38%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                   For the Period Ended December 31 or April 30
----------------------------------------------------------  ---------------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment          Total Return
                               Lowest to        Net Assets     Lowest          Income            Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)          Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -----------------------------
Capital Growth Portfolio (Class 3)
----------------------------------
 12/31/2011        409,439   7.39 to  7.60       3,109,242  0.85% to 1.20%       0.00%   -9.14%(10) to  -2.39%
 12/31/2010        477,946   7.59 to  7.78       3,719,204  0.85% to 1.10%       0.00%    5.67%     to   5.85%
  4/30/2010        506,120   7.18 to  7.35       3,721,024  0.85% to 1.10%       0.00%   32.83%     to  33.17%
  4/30/2009        542,220   5.41 to  5.52       2,993,747  0.85% to 1.10%       0.00%  -38.21%     to -38.05%
  4/30/2008        315,718   8.75 to  8.92       2,814,010  0.85% to 1.10%       0.80%    1.39%     to   1.65%
  4/30/2007        111,654   8.63 to  8.77         978,668  0.85% to 1.10%       0.07%   14.37%(6)  to  14.75%(6)

Cash Management Portfolio (Class 3)
-----------------------------------
 12/31/2011      1,171,718  11.11 to 11.46      13,425,444  0.85% to 1.20%       0.00%   -1.37%     to  -1.06%(5)(10)
 12/31/2010        934,751  11.29 to 11.62      10,863,494  0.85% to 1.10%       0.00%   -1.04%     to  -0.89%
  4/30/2010        925,860  11.41 to 11.73      10,857,389  0.85% to 1.10%       2.47%   -1.41%     to  -1.16%
  4/30/2009      1,880,894  11.57 to 11.87      22,315,806  0.85% to 1.10%       3.30%   -0.81%     to  -0.48%
  4/30/2008        903,247  11.66 to 11.92      10,769,286  0.85% to 1.10%       2.74%    1.90%     to   2.34%
  4/30/2007        221,901  11.45 to 11.65       2,585,109  0.85% to 1.10%       1.18%    3.06%(6)  to   3.78%(6)

Corporate Bond Portfolio (Class 3)
----------------------------------
 12/31/2011      8,239,617  20.41 to 20.99     172,812,534  0.85% to 1.20%       5.97%    1.50%(10) to   5.25%
 12/31/2010      9,427,409  19.45 to 19.94     187,925,968  0.85% to 1.10%       6.09%    4.30%     to   4.47%
  4/30/2010     10,147,495  18.64 to 19.09     193,626,348  0.85% to 1.10%       5.66%   26.55%     to  26.87%
  4/30/2009     10,287,566  14.73 to 15.05     154,733,770  0.85% to 1.10%       4.44%   -3.61%     to  -3.37%
  4/30/2008      7,546,558  15.29 to 15.57     117,474,094  0.85% to 1.10%       3.28%    3.02%     to   3.28%
  4/30/2007      2,737,040  14.84 to 15.08      41,252,054  0.85% to 1.10%       2.33%    7.41%(6)  to   7.69%(6)

Davis Venture Value Portfolio (Class 3)
---------------------------------------
 12/31/2011      5,871,997  13.44 to 13.84      81,238,583  0.85% to 1.20%       1.07%  -11.67%(10) to  -5.28%
 12/31/2010      6,586,099  14.25 to 14.62      96,224,930  0.85% to 1.10%       0.56%    6.03%     to   6.20%
  4/30/2010      7,158,170  13.44 to 13.76      98,476,046  0.85% to 1.10%       1.19%   37.11%     to  37.45%
  4/30/2009      7,608,802   9.81 to 10.01      76,156,795  0.85% to 1.10%       1.65%  -36.51%     to -36.35%
  4/30/2008      5,189,859  15.44 to 15.73      81,616,529  0.85% to 1.10%       0.65%   -4.02%     to  -3.78%
  4/30/2007      2,334,998  16.09 to 16.35      38,159,680  0.85% to 1.10%       0.47%   14.21%(6)  to  14.51%(6)

"Dogs" Of Wall Street Portfolio (Class 3)
-----------------------------------------
 12/31/2011        103,475  16.21 to 16.66(4)    1,722,968  0.85% to 1.20%       2.23%    2.41%(10) to  11.45%
 12/31/2010         82,111  14.58 to 14.95       1,226,943  0.85% to 1.10%       2.75%    7.34%     to   7.53%
  4/30/2010         55,223  13.58 to 13.90         766,925  0.85% to 1.10%       4.12%   36.87%     to  37.22%
  4/30/2009         58,953   9.92 to 10.13         596,737  0.85% to 1.10%       3.41%  -31.79%     to -31.62%
  4/30/2008         58,757  14.55 to 14.81         869,654  0.85% to 1.10%       1.87%   -6.91%     to  -6.68%
  4/30/2007         15,406  15.63 to 15.87         244,392  0.85% to 1.10%       1.08%   16.65%(6)  to  17.21%(6)

Emerging Markets Portfolio (Class 3)
------------------------------------
 12/31/2011        432,992  20.99 to 21.54       9,319,379  0.85% to 1.20%       0.40%  -30.13%(10) to -26.90%
 12/31/2010        420,192  28.80 to 29.47      12,376,243  0.85% to 1.10%       1.22%   15.28%     to  15.47%
  4/30/2010        430,023  24.98 to 25.52      10,970,729  0.85% to 1.10%       0.00%   52.21%     to  52.60%
  4/30/2009        445,284  16.41 to 16.72       7,445,005  0.85% to 1.10%       1.78%  -46.81%     to -46.67%
  4/30/2008        187,242  30.86 to 31.36       5,869,661  0.85% to 1.10%       1.52%   20.38%     to  20.68%
  4/30/2007         78,177  25.63 to 25.99       2,030,305  0.85% to 1.10%       0.43%   15.89%(6)  to  16.18%(6)

Equity Opportunities Portfolio (Class 3)
----------------------------------------
 12/31/2011         90,495  11.75 to 12.06(4)    1,089,923  0.85% to 1.20%       0.29%   -6.08%(10) to  -1.20%
 12/31/2010        105,630  11.91 to 12.21       1,288,119  0.85% to 1.10%       0.48%    8.87%     to   9.05%
  4/30/2010         94,238  10.94 to 11.20       1,054,142  0.85% to 1.10%       0.88%   32.17%     to  32.51%
  4/30/2009         86,148   8.28 to  8.45         727,097  0.85% to 1.10%       1.45%  -32.30%     to -32.13%
  4/30/2008         77,706  12.23 to 12.45         966,485  0.85% to 1.10%       1.48%   -8.09%     to  -7.86%
  4/30/2007         44,392  13.31 to 13.51         599,323  0.85% to 1.10%       0.91%   11.80%(6)  to  12.09%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Foreign Value Portfolio (Class 3)
---------------------------------
 12/31/2011      7,616,670   8.39 to  8.51      64,786,340  0.85% to 1.20%       1.48%  -22.25%(10) to -12.60%
 12/31/2010      6,558,989   9.63 to  9.74      63,868,282  0.85% to 1.10%       1.86%    4.56%     to   4.73%
  4/30/2010      6,529,426   9.21 to  9.30      60,706,930  0.85% to 1.10%       2.38%   28.85%     to  29.18%
  4/30/2009      6,208,269   7.15 to  7.20      44,685,557  0.85% to 1.10%       3.27%  -39.79%     to -39.64%
  4/30/2008      3,247,960  11.87 to 11.93      38,732,779  0.85% to 1.10%       1.64%   -2.48%     to  -2.24%
  4/30/2007      1,412,237  12.17 to 12.20      17,227,088  0.85% to 1.10%       0.51%   21.70%(6)  to  21.99%(6)

Fundamental Growth Portfolio (Class 3)
--------------------------------------
 12/31/2011        422,765   6.48 to  6.70       2,829,282  0.85% to 1.20%       0.00%  -14.02%(10) to  -6.51%
 12/31/2010        480,725   6.94 to  7.16       3,442,185  0.85% to 1.10%       0.00%   11.34%     to  11.55%
  4/30/2010        531,294   6.24 to  6.42       3,410,422  0.85% to 1.10%       0.00%   33.50%     to  33.89%
  4/30/2009        549,106   4.67 to  4.80       2,632,658  0.85% to 1.10%       0.00%  -40.80%     to -40.64%
  4/30/2008        177,756   7.89 to  8.08       1,435,774  0.85% to 1.10%       0.00%    6.18%     to   6.83%
  4/30/2007         11,279   7.43 to  7.56          85,279  0.85% to 1.10%       0.00%    4.81%(6)  to   5.26%(6)

Global Bond Portfolio (Class 3)
-------------------------------
 12/31/2011      1,469,111  17.52 to 18.02      26,445,146  0.85% to 1.20%       2.01%    0.95%(10) to   4.59%
 12/31/2010      1,577,747  16.81 to 17.23      27,168,762  0.85% to 1.10%       3.96%    5.16%     to   5.34%
  4/30/2010      1,619,008  15.98 to 16.35      26,465,854  0.85% to 1.10%       3.16%   10.67%     to  10.95%
  4/30/2009      1,434,506  14.44 to 14.74      21,135,804  0.85% to 1.10%       3.23%   -4.72%     to  -4.48%
  4/30/2008        818,108  15.16 to 15.43      12,619,049  0.85% to 1.10%       0.24%   13.46%     to  13.74%
  4/30/2007        191,065  13.36 to 13.57       2,590,965  0.85% to 1.10%       5.37%    2.58%(6)  to   2.83%(6)

Global Equities Portfolio (Class 3)
-----------------------------------
 12/31/2011        133,917   8.43 to  8.63       1,155,601  0.85% to 1.20%       0.76%  -18.94%(10) to -11.37%
 12/31/2010        146,494   9.53 to  9.74       1,426,354  0.85% to 1.10%       1.57%    8.66%     to   8.74%
  4/30/2010        143,787   8.77 to  8.95       1,287,438  0.85% to 1.10%       2.36%   37.36%     to  37.50%
  4/30/2009        129,923   6.38 to  6.51         846,044  0.85% to 1.10%       2.42%  -41.69%     to -41.62%
  4/30/2008        150,531  10.95 to 11.15       1,678,705  0.85% to 1.10%       1.03%   -3.74%     to  -3.51%
  4/30/2007        112,385  11.38 to 11.56       1,298,904  0.85% to 1.10%       0.40%   16.27%(6)  to  16.66%(6)

Growth Opportunities Portfolio (Class 3)
----------------------------------------
 12/31/2011      3,300,537   5.99 to  6.18      19,802,800  0.85% to 1.20%       0.00%  -14.75%(10) to  -3.44%
 12/31/2010      3,274,795   6.21 to  6.41      20,338,574  0.85% to 1.10%       0.00%    9.70%     to   9.89%
  4/30/2010      3,373,930   5.65 to  5.84      19,069,413  0.85% to 1.10%       0.00%   34.89%     to  35.23%
  4/30/2009      2,777,829   4.18 to  4.33      11,608,941  0.85% to 1.10%       0.00%  -31.65%     to -31.48%
  4/30/2008        191,851   6.10 to  6.34       1,170,449  0.85% to 1.10%       0.00%    2.16%     to   2.42%
  4/30/2007         87,358   5.95 to  6.21         520,946  0.85% to 1.10%       0.00%   -0.96%(6)  to  -0.64%(6)

Growth-Income Portfolio (Class 3)
---------------------------------
 12/31/2011        694,256   9.32 to  9.62       6,662,058  0.85% to 1.20%       0.78%   -2.42%(10) to   7.15%
 12/31/2010        522,961   8.72 to  8.98       4,693,013  0.85% to 1.10%       0.76%    5.92%     to   6.10%
  4/30/2010        572,944   8.23 to  8.46       4,846,592  0.85% to 1.10%       1.05%   30.75%     to  31.07%
  4/30/2009        617,396   6.29 to  6.46       3,984,803  0.85% to 1.10%       1.00%  -37.67%     to -37.51%
  4/30/2008        569,721  10.10 to 10.33       5,885,515  0.85% to 1.10%       0.66%   -5.37%     to  -5.08%
  4/30/2007        101,291  10.67 to 10.89       1,102,657  0.85% to 1.10%       0.21%    8.52%(6)  to   9.30%(6)

High-Yield Bond Portfolio (Class 3)
-----------------------------------
 12/31/2011      2,111,423  16.16 to 16.60      35,021,899  0.85% to 1.20%       8.04%   -2.85%(10) to   3.14%
 12/31/2010      2,404,124  15.72 to 16.09      38,673,554  0.85% to 1.10%       9.48%    6.31%     to   6.49%
  4/30/2010      2,616,062  14.78 to 15.11      39,518,502  0.85% to 1.10%       8.11%   36.42%     to  36.76%
  4/30/2009      2,789,881  10.84 to 11.05      30,816,932  0.85% to 1.10%      12.02%  -25.81%     to -25.62%
  4/30/2008      1,832,333  14.61 to 14.86      27,212,609  0.85% to 1.10%       6.49%   -3.93%     to  -3.69%
  4/30/2007        450,753  15.20 to 15.42       6,950,276  0.85% to 1.10%       4.12%   10.71%(6)  to  10.99%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
International Diversified Equities Portfolio (Class 3)
------------------------------------------------------
 12/31/2011        599,697   7.55 to  7.75       4,648,045  0.85% to 1.20%       1.90%  -22.60%(10) to -15.54%
 12/31/2010        651,102   8.96 to  9.18       5,975,811  0.85% to 1.10%       3.95%    9.50%     to   9.68%
  4/30/2010        686,627   8.19 to  8.37       5,745,607  0.85% to 1.10%       0.99%   33.60%     to  33.93%
  4/30/2009        739,607   6.13 to  6.25       4,621,050  0.85% to 1.10%       4.05%  -42.47%     to -42.33%
  4/30/2008        519,361  10.65 to 10.84       5,626,325  0.85% to 1.10%       1.75%    2.37%     to   2.62%
  4/30/2007        215,249  10.40 to 10.56       2,272,248  0.85% to 1.10%       0.16%   14.62%(6)  to  14.92%(6)

International Growth and Income Portfolio (Class 3)
---------------------------------------------------
 12/31/2011      3,349,655   9.55 to  9.81      32,850,575  0.85% to 1.20%       2.89%  -22.26%(10) to -14.74%
 12/31/2010      3,435,373  11.23 to 11.51      39,518,531  0.85% to 1.10%       3.95%    6.93%     to   7.11%
  4/30/2010      3,640,836  10.50 to 10.74      39,102,219  0.85% to 1.10%       0.00%   34.53%     to  34.87%
  4/30/2009      3,804,703   7.81 to  7.97      30,298,969  0.85% to 1.10%       3.17%  -48.45%     to -48.32%
  4/30/2008      1,501,532  15.14 to 15.41      23,134,118  0.85% to 1.10%       1.28%   -5.39%     to  -5.16%
  4/30/2007        423,527  16.01 to 16.25       6,879,058  0.85% to 1.10%       0.63%   16.72%(6)  to  17.01%(6)

Marsico Focused Growth Portfolio (Class 3)
------------------------------------------
 12/31/2011        317,623   9.85 to  9.99       3,170,730  0.85% to 1.20%       0.11%   -9.03%(10) to  -2.52%
 12/31/2010        296,194  10.13 to 10.25       3,034,983  0.85% to 1.10%       0.22%    8.64%     to   8.83%
  4/30/2010        301,502   9.33 to  9.42       2,839,063  0.85% to 1.10%       0.46%   35.74%     to  36.08%
  4/30/2009        314,756   6.87 to  6.92       2,178,337  0.85% to 1.10%       0.27%  -36.46%     to -36.30%
  4/30/2008        305,656  10.81 to 10.87       3,320,771  0.85% to 1.10%       0.00%    3.19%     to   3.44%
  4/30/2007        203,598  10.48 to 10.51       2,138,576  0.85% to 1.10%       0.00%    4.80%(6)  to   5.06%(6)

MFS Massachusetts Investors Trust Portfolio (Class 3)
-----------------------------------------------------
 12/31/2011      3,118,241  10.31 to 10.73      33,390,332  0.85% to 1.20%       0.49%  -10.26%(10) to  -2.98%
 12/31/2010      2,648,537  10.66 to 11.06      29,288,673  0.85% to 1.10%       0.79%    4.27%     to   4.44%
  4/30/2010      2,600,213  10.23 to 10.59      27,533,113  0.85% to 1.10%       1.03%   33.85%     to  34.19%
  4/30/2009      2,201,312   7.64 to  7.90      17,372,829  0.85% to 1.10%       0.66%  -32.30%     to -32.13%
  4/30/2008         45,027  11.29 to 11.63         523,067  0.85% to 1.10%       0.90%    0.24%     to   0.51%
  4/30/2007         15,110  11.26 to 11.57         174,212  0.85% to 1.10%       0.21%   12.58%(6)  to  12.91%(6)

MFS Total Return Portfolio (Class 3)
------------------------------------
 12/31/2011      6,808,929  15.87 to 16.32     111,079,120  0.85% to 1.20%       2.36%   -4.82%(10) to   0.81%
 12/31/2010      7,873,765  15.79 to 16.19     127,438,495  0.85% to 1.10%       2.72%    4.21%     to   4.38%
  4/30/2010      8,613,941  15.16 to 15.51     133,562,906  0.85% to 1.10%       3.43%   23.40%     to  23.71%
  4/30/2009      9,125,344  12.28 to 12.54     114,373,843  0.85% to 1.10%       3.37%  -21.69%     to -21.50%
  4/30/2008      7,467,400  15.68 to 15.97     119,224,419  0.85% to 1.10%       2.18%   -4.52%     to  -4.28%
  4/30/2007      2,743,739  16.43 to 16.69      45,763,499  0.85% to 1.10%       1.25%   12.13%(6)  to  12.42%(6)

Mid-Cap Growth Portfolio (Class 3)
----------------------------------
 12/31/2011        845,004   9.09 to  9.35       7,862,931  0.85% to 1.20%       0.00%  -15.38%(10) to  -6.96%
 12/31/2010        366,167   9.80 to 10.05       3,675,201  0.85% to 1.10%       0.00%   12.83%     to  13.02%
  4/30/2010        281,931   8.69 to  8.89       2,504,081  0.85% to 1.10%       0.00%   39.17%     to  39.52%
  4/30/2009        222,621   6.24 to  6.37       1,417,554  0.85% to 1.10%       0.00%  -34.07%     to -33.90%
  4/30/2008        163,829   9.47 to  9.64       1,578,667  0.85% to 1.10%       0.03%    1.59%     to   1.85%
  4/30/2007         90,634   9.32 to  9.46         857,521  0.85% to 1.10%       0.00%    2.69%(6)  to   2.94%(6)

Real Estate Portfolio (Class 3)
-------------------------------
 12/31/2011        808,937  28.50 to 29.28      23,668,467  0.85% to 1.20%       0.77%   -4.23%(10) to   6.97%
 12/31/2010        896,420  26.71 to 27.38      24,530,928  0.85% to 1.10%       1.65%    4.70%     to   4.87%
  4/30/2010        940,383  25.51 to 26.10      24,538,873  0.85% to 1.10%       1.63%   55.26%     to  55.65%
  4/30/2009      1,120,199  16.43 to 16.77      18,781,465  0.85% to 1.10%       3.18%  -49.72%     to -49.60%
  4/30/2008        195,450  32.68 to 33.27       6,501,661  0.85% to 1.10%       1.26%  -17.00%     to -16.79%
  4/30/2007        102,154  39.37 to 39.99       4,083,352  0.85% to 1.10%       0.58%   26.23%(6)  to  26.59%(6)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Small & Mid Cap Value Portfolio (Class 3)
-----------------------------------------
 12/31/2011      4,147,775  10.59 to 10.75      44,564,972  0.85% to 1.20%       0.13%  -15.85%(10) to  -9.00%
 12/31/2010      4,109,354  11.67 to 11.81      48,532,574  0.85% to 1.10%       0.20%    4.45%     to   4.63%
  4/30/2010      4,387,802  11.18 to 11.29      49,530,176  0.85% to 1.10%       0.53%   59.19%     to  59.59%
  4/30/2009      4,937,535   7.02 to  7.07      34,926,394  0.85% to 1.10%       0.23%  -33.50%     to -33.33%
  4/30/2008      1,362,455  10.56 to 10.61      14,456,548  0.85% to 1.10%       0.44%   -7.76%     to  -7.52%
  4/30/2007        908,556  11.44 to 11.47      10,425,086  0.85% to 1.10%       0.05%   14.45%(6)  to  14.75%(6)

Small Company Value Portfolio (Class 3)
---------------------------------------
 12/31/2011      2,899,537   9.51 to  9.64      27,942,383  0.85% to 1.20%       0.23%  -10.53%(10) to  -4.28%
 12/31/2010      2,866,624   9.96 to 10.07      28,873,321  0.85% to 1.10%       0.45%    6.76%     to   6.93%
  4/30/2010      3,141,661   9.33 to  9.42      29,592,411  0.85% to 1.10%       0.51%   49.48%     to  49.86%
  4/30/2009      3,367,697   6.24 to  6.29      21,168,104  0.85% to 1.10%       0.23%  -32.24%     to -32.07%
  4/30/2008      1,666,072   9.21 to  9.25      15,416,331  0.85% to 1.10%       0.00%  -13.70%     to -13.48%
  4/30/2007        314,883  10.67 to 10.70       3,367,814  0.85% to 1.10%       0.00%    6.69%(6)  to   6.96%(6)

Technology Portfolio (Class 3)
------------------------------
 12/31/2011        258,808   2.19 to  2.26(4)      586,022  0.85% to 1.20%       0.00%  -10.46%(10) to  -6.42%(5)
 12/31/2010        320,218   2.33 to  2.42         774,855  0.85% to 1.10%       0.00%   10.18%     to  10.55%
  4/30/2010        316,033   2.12 to  2.19         691,777  0.85% to 1.10%       0.00%   39.38%     to  40.56%
  4/30/2009        287,583   1.52 to  1.56         447,853  0.85% to 1.10%       0.00%  -35.51%     to -35.24%
  4/30/2008        149,648   2.36 to  2.40         359,865  0.85% to 1.10%       0.00%   -1.83%     to  -1.43%
  4/30/2007         16,146   2.40 to  2.44          39,385  0.85% to 1.10%       0.00%    1.36%(6)  to   1.72%(6)

Telecom Utility Portfolio (Class 3)
-----------------------------------
 12/31/2011         93,254  11.91 to 12.23       1,138,993  0.85% to 1.20%       2.19%   -5.86%(10) to   5.10%
 12/31/2010         73,098  11.37 to 11.64         849,771  0.85% to 1.10%       2.69%   11.33%     to  11.51%
  4/30/2010         69,438  10.21 to 10.43         723,892  0.85% to 1.10%       5.09%   34.32%     to  34.66%
  4/30/2009         83,648   7.60 to  7.75         647,657  0.85% to 1.10%       2.67%  -37.85%     to -37.69%
  4/30/2008         58,854  12.23 to 12.44         731,526  0.85% to 1.10%       1.42%    7.16%     to   7.50%
  4/30/2007          2,799  11.41 to 11.57          32,370  0.85% to 1.10%       0.48%   21.19%(7)  to  21.26%(7)

Total Return Bond Portfolio (Class 3)
-------------------------------------
 12/31/2011      5,088,050  19.02 to 19.54      99,250,165  0.85% to 1.20%       1.25%    3.53%(10) to   5.20%
 12/31/2010      4,449,892  18.13 to 18.57      82,619,693  0.85% to 1.10%       2.51%    2.27%     to   2.44%
  4/30/2010      4,202,010  17.73 to 18.13      76,162,443  0.85% to 1.10%       1.76%    9.65%     to   9.93%
  4/30/2009      2,997,955  16.17 to 16.49      49,435,090  0.85% to 1.10%       2.66%    6.03%     to   6.29%
  4/30/2008        189,877  15.25 to 15.52       2,945,070  0.85% to 1.10%       5.88%    1.60%     to   1.85%
  4/30/2007        102,373  15.01 to 15.23       1,559,010  0.85% to 1.10%       3.60%    9.42%(6)  to   9.69%(6)

Invesco Van Kampen V.I. Capital Growth Fund (Series II)
-------------------------------------------------------
 12/31/2011        547,888  10.34 to 10.58       5,785,568  0.85% to 1.20%       0.00%  -14.09%(10) to  -7.18%
 12/31/2010        666,338  11.18 to 11.39       7,580,846  0.85% to 1.10%       0.00%    9.80%     to   9.98%
  4/30/2010        767,800  10.18 to 10.36       7,944,554  0.85% to 1.10%       0.00%   45.23%     to  45.60%
  4/30/2009        772,256   7.01 to  7.12       5,488,421  0.85% to 1.10%       0.00%  -35.91%     to -35.75%
  4/30/2008        877,919  10.94 to 11.08       9,713,264  0.85% to 1.10%       0.16%    5.44%     to   5.71%
  4/30/2007        900,337  10.37 to 10.48       9,424,612  0.85% to 1.10%       0.00%    0.76%     to   1.01%(5)

Invesco Van Kampen V.I. Comstock Fund (Series II)
-------------------------------------------------
 12/31/2011     16,891,729  12.46 to 12.78     215,633,423  0.85% to 1.20%       1.36%  -11.15%(10) to  -2.94%
 12/31/2010     19,127,871  12.87 to 13.17     251,638,506  0.85% to 1.10%       0.00%    7.37%     to   7.55%
  4/30/2010     21,032,261  11.99 to 12.24     257,294,911  0.85% to 1.10%       1.64%   40.23%     to  40.58%
  4/30/2009     23,758,537   8.55 to  8.71     206,766,356  0.85% to 1.10%       2.47%  -34.69%     to -34.53%
  4/30/2008     23,500,551  13.09 to 13.30     312,387,623  0.85% to 1.10%       1.97%  -13.48%     to -13.26%
  4/30/2007     19,886,050  15.13 to 15.34     304,736,859  0.85% to 1.10%       1.25%   14.53%     to  14.82%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
----------------------------------------------------------
 12/31/2011     15,734,906  14.10 to 14.49     227,760,765  0.85% to 1.20%       1.00%  -10.74%(10) to  -3.09%
 12/31/2010     17,602,934  14.59 to 14.96     263,027,122  0.85% to 1.10%       0.00%    3.50%     to   3.67%
  4/30/2010     19,037,638  14.10 to 14.43     274,405,440  0.85% to 1.10%       1.30%   40.26%     to  40.61%
  4/30/2009     20,637,120  10.05 to 10.26     211,553,323  0.85% to 1.10%       2.22%  -33.49%     to -33.32%
  4/30/2008     19,029,493  15.12 to 15.39     292,566,735  0.85% to 1.10%       1.67%   -8.76%     to  -8.53%
  4/30/2007     15,346,236  16.57 to 16.82     257,912,123  0.85% to 1.10%       1.60%   14.46%     to  14.75%(5)

Growth and Income Portfolio (Class VC)
-------------------------------------
 12/31/2011     10,291,928  11.44 to 11.73     120,543,506  0.85% to 1.20%       0.68%  -12.93%(10) to  -6.88%
 12/31/2010     12,237,231  12.32 to 12.59     153,938,811  0.85% to 1.10%       0.55%    5.04%     to   5.22%
  4/30/2010     13,672,902  11.73 to 11.97     163,475,589  0.85% to 1.10%       0.92%   38.67%     to  39.02%
  4/30/2009     15,241,513   8.46 to  8.61     131,090,165  0.85% to 1.10%       1.82%  -37.35%     to -37.19%
  4/30/2008     16,144,393  13.50 to 13.71     221,105,034  0.85% to 1.10%       1.28%   -6.87%     to  -6.63%
  4/30/2007     14,981,110  14.50 to 14.68     219,759,130  0.85% to 1.10%       1.25%   11.24%     to  11.52%(5)

Mid Cap Value Portfolio (Class VC)
----------------------------------
 12/31/2011      5,575,464  13.54 to 13.86(4)   77,188,094  0.85% to 1.20%       0.19%  -13.37%(10) to  -4.82%
 12/31/2010      6,800,474  14.25 to 14.57      98,941,298  0.85% to 1.10%       0.40%   11.10%     to  11.28%
  4/30/2010      7,674,773  12.83 to 13.09     100,348,573  0.85% to 1.10%       0.45%   43.62%     to  43.99%
  4/30/2009      8,811,469   8.93 to  9.09      80,026,356  0.85% to 1.10%       1.52%  -36.55%     to -36.40%
  4/30/2008     10,397,065  14.08 to 14.29     148,474,445  0.85% to 1.10%       0.46%  -16.11%     to -15.90%
  4/30/2007      9,734,214  16.78 to 16.99     165,297,895  0.85% to 1.10%       0.49%   17.11%     to  17.40%(5)

Asset Allocation Fund (Class 2)
-------------------------------
 12/31/2011     17,776,821  16.46 to 16.84     299,059,306  0.85% to 1.20%       1.80%   -6.35%(10) to   0.44%
 12/31/2010     20,548,416  16.43 to 16.76     344,228,504  0.85% to 1.10%       1.98%    7.01%     to   7.19%
  4/30/2010     22,456,212  15.36 to 15.64     350,977,590  0.85% to 1.10%       2.21%   25.69%     to  26.00%
  4/30/2009     24,735,961  12.22 to 12.41     306,848,165  0.85% to 1.10%       2.94%  -26.24%     to -26.06%
  4/30/2008     23,973,019  16.57 to 16.79     402,208,968  0.85% to 1.10%       2.19%   -3.24%     to  -3.00%
  4/30/2007     18,214,301  17.12 to 17.31     315,024,276  0.85% to 1.10%       2.14%    9.94%     to  10.21%(5)

Global Growth Fund (Class 2)
----------------------------
 12/31/2011     11,908,185  21.47 to 21.97     261,361,569  0.85% to 1.20%       1.27%  -17.13%(10) to  -9.66%
 12/31/2010     13,281,602  23.83 to 24.32     322,745,750  0.85% to 1.10%       1.49%    9.53%     to   9.71%
  4/30/2010     14,487,215  21.76 to 22.16     320,908,146  0.85% to 1.10%       1.29%   37.68%     to  38.03%
  4/30/2009     15,826,565  15.81 to 16.06     254,008,177  0.85% to 1.10%       2.18%  -34.28%     to -34.12%
  4/30/2008     15,374,374  24.05 to 24.37     374,542,455  0.85% to 1.10%       2.58%    1.92%     to   2.17%
  4/30/2007     12,313,486  23.60 to 23.86     293,600,783  0.85% to 1.10%       0.68%   15.39%     to  15.68%(5)

Growth Fund (Class 2)
---------------------
 12/31/2011     10,468,633  19.40 to 19.85     207,500,378  0.85% to 1.20%       0.59%  -12.83%(10) to  -5.09%
 12/31/2010     12,043,778  20.49 to 20.91     251,575,242  0.85% to 1.10%       0.72%    9.94%     to  10.13%
  4/30/2010     13,360,013  18.64 to 18.99     253,434,644  0.85% to 1.10%       0.60%   38.39%     to  38.74%
  4/30/2009     14,743,935  13.47 to 13.68     201,612,748  0.85% to 1.10%       0.99%  -37.78%     to -37.62%
  4/30/2008     14,604,346  21.64 to 21.94     320,152,992  0.85% to 1.10%       0.78%   -0.02%     to   0.23%
  4/30/2007     13,104,310  21.65 to 21.89     286,621,960  0.85% to 1.10%       0.78%    8.79%     to   9.06%(5)

Growth-Income Fund (Class 2)
----------------------------
 12/31/2011     21,562,653  16.47 to 16.87     363,374,312  0.85% to 1.20%       1.48%   -9.22%(10) to  -2.66%
 12/31/2010     25,263,731  16.97 to 17.33     437,446,407  0.85% to 1.10%       1.49%    5.15%     to   5.32%
  4/30/2010     27,563,259  16.14 to 16.45     453,154,537  0.85% to 1.10%       1.48%   33.77%     to  34.10%
  4/30/2009     30,081,713  12.06 to 12.27     368,806,501  0.85% to 1.10%       2.05%  -34.25%     to -34.09%
  4/30/2008     30,286,402  18.35 to 18.61     563,331,161  0.85% to 1.10%       1.55%   -5.45%     to  -5.21%
  4/30/2007     25,584,037  19.40 to 19.64     502,013,296  0.85% to 1.10%       1.51%   13.27%     to  13.55%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                    At December 31 or April 30                For the Period Ended December 31 or April 30
----------------------------------------------------------  -----------------------------------------------------
                             Unit Fair Value                 Expense Ratio  Investment        Total Return
                               Lowest to        Net Assets     Lowest          Income           Lowest to
    Year           Units       Highest ($)         ($)      to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------  -----------------  -----------  --------------  ----------  -------------------------
Franklin Income Securities Fund (Class 2)
-----------------------------------------
 12/31/2011      1,407,331  10.70 to 10.79      15,179,584  0.85% to 1.20%    5.53%      -5.54%(10) to   1.52%
 12/31/2010      1,275,194  10.57 to 10.63      13,554,263  0.85% to 1.10%    6.52%       5.93%     to   6.10%
  4/30/2010      1,239,046   9.98 to 10.02      12,413,390  0.85% to 1.10%    6.78%      36.32%     to  36.66%
  4/30/2009      1,082,357   7.32 to  7.33       7,934,838  0.85% to 1.10%    1.46%     -27.67%     to -27.59%
  4/30/2008         64,002           10.12         647,972  0.85% to 1.10%    0.00%       1.22%(8)  to   1.24%(8)
  4/30/2007              -               -               -               -        -                          -

Franklin Templeton Vip Founding Funds Allocation Fund (Class 2)
---------------------------------------------------------------
 12/31/2011      2,561,875   9.09 to  9.18      23,506,395  0.85% to 1.20%    0.02%     -10.47%(10) to  -2.38%
 12/31/2010      2,670,875   9.34 to  9.40      25,104,203  0.85% to 1.10%    2.20%       4.75%     to   4.93%
  4/30/2010      2,744,267   8.91 to  8.96      24,582,687  0.85% to 1.10%    2.39%      34.35%     to  34.69%
  4/30/2009      2,716,589   6.63 to  6.65      18,067,282  0.85% to 1.10%    3.55%     -33.46%     to -33.29%
  4/30/2008         83,158            9.97         829,091  0.85% to 1.10%    0.00%      -0.31%(8)  to  -0.30%(8)
  4/30/2007              -               -               -               -        -           -              -

Real Return Portfolio (Class 3)
-------------------------------
 12/31/2011        573,990  12.23 to 12.24(4)    7,022,566  0.85% to 1.20%    0.00%(9)    2.20%(10) to   5.10%(5)
 12/31/2010        171,457  11.64 to 11.66       1,996,498  0.85% to 1.10%    1.59%(9)    1.35%(9)  to   1.52%(9)
  4/30/2010              -               -               -               -        -                          -
  4/30/2009              -               -               -               -        -                          -
  4/30/2008              -               -               -               -        -                          -
  4/30/2007              -               -               -               -        -                          -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year. The ratios for period ended December 31, 2010 are only for eight months unless otherwise noted.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total returns for period ended December 31, 2010 are only for eight months unless otherwise noted.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from May 1, 2006 (inception) to April 30, 2007.

(7)  For the period from August 28, 2006 (inception) to April 30, 2007.

(8)  For the period from February 4, 2008 (inception) to April 30, 2008.

(9)  For the period from May 3, 2010 (inception) to December 31, 2010.

(10) For the period from May 2, 2011 (inception) to December 31, 2011.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                  Page
                                                                Number(s)
                                                                ---------
Report of Independent Registered Public Accounting Firm           -

Consolidated Balance Sheets - December 31, 2011 and 2010         1 to 2

Consolidated Statements of Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     3

Consolidated Statements of Comprehensive Income (Loss) -
  Years Ended December 31, 2011, 2010 and 2009                     4

Consolidated Statements of Shareholder's Equity - Years Ended
  December 31, 2011, 2010 and 2009                                 5

Consolidated Statements of Cash Flows - Years Ended
  December 31, 2011, 2010 and 2009                               6 to 7

Notes to Consolidated Financial Statements                       8 to 62

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 25, 2012

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                          December 31,
                                                                   ---------------------------
                                                                      2011             2010
                                                                   ------------      ---------
                                                                          (In millions)
ASSETS:
Investments:
     Fixed maturity securities, available for sale, at fair value
       (amortized cost:  2011 - $3,486; 2010 - $2,575)             $      3,588      $   2,620
     Fixed maturity securities, trading, at fair value                       20             19
     Hybrid securities, trading, at fair value                               12              -
     Mortgage and other loans receivable (net of allowance:
       2011 - $14; 2010 - $21)                                              403            395
     Policy loans                                                           105            116
     Mutual funds, at fair value                                              1              1
     Partnerships (portion measured at fair value:  2011 - $2;
       2010 - $2)                                                           203            194
     Derivative assets, at fair value                                       131            131
     Short-term investments (portion measured at fair value:
       2011 - $157; 2010 - $491)                                            277            706
                                                                   ------------      ---------
Total investments                                                         4,740          4,182


Cash                                                                        212             76
Accrued investment income                                                    41             37
Income taxes receivable from Parent                                           -             38
Deferred policy acquisition costs                                           516            612
Deferred sales inducements                                                   93            108
Deferred tax asset                                                          348              7
Amounts due from related parties                                             49             16
Receivable from brokers                                                       3              1
Other assets                                                                 84             84
Separate account assets, at fair value                                   21,039         22,685
                                                                   ------------      ---------
TOTAL ASSETS                                                       $     27,125      $  27,846
                                                                   ============      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                            December 31,
                                                                -----------------------------------
                                                                     2011                2010
                                                                -------------         -------------
                                                                          (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                  $       4,543         $      3,649
Future policy benefits                                                    417                  379
Income taxes payable to Parent                                            102                    -
Payable to brokers                                                          -                    3
Other liabilities                                                         201                  220
Separate account liabilities                                           21,039               22,685
                                                                --------------        ------------
TOTAL LIABILITIES                                                      26,302               26,936
                                                                --------------        ------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 10)

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                                      4                    4
 Additional paid-in capital                                             1,249                1,245
 Accumulated deficit                                                     (486)                (372)
 Accumulated other comprehensive income                                    56                   33
                                                                --------------        ------------
TOTAL SHAREHOLDER'S EQUITY                                                823                  910
                                                                --------------        ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $      27,125         $     27,846
                                                                ==============        ============

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                      Years ended December 31,
                                                                          ------------------------------------------------
                                                                             2011               2010               2009
                                                                          ----------         ---------          ----------
                                                                                          (In millions)
REVENUES:
     Fee income:
          Variable annuity fees, net of reinsurance                       $      516         $     470           $     424
          Asset management fees                                                   41                40                  35
          Universal life insurance policy fees, net of reinsurance                23                25                  28
          Surrender charges                                                       13                15                  20
          Other fee income                                                        13                13                  11
                                                                          ----------         ---------           ---------
     Total fee income                                                            606               563                 518

     Net investment income                                                       211               206                 208
     Net realized investment gain (loss):
          Total other-than-temporary impairment losses on
            available for sale securities                                        (25)              (54)               (159)
          Portion of other-than temporary impairments on available for sale fixed maturity securities recognized in accumulated
            other comprehensive income (loss)                                      2               (15)                 35
                                                                          ----------         ---------           ---------
          Net other-than-temporary impairments on available for sale
            fixed maturity securities recognized in net income (loss)            (23)              (69)               (124)
          Other realized investment gains (losses)                              (282)              151                 318
                                                                          ----------         ---------           ---------
     Total net realized investment gain (loss)                                  (305)               82                 194
                                                                          ----------         ---------           ---------
TOTAL REVENUES                                                                   512               851                 920
                                                                          ----------         ---------           ---------

BENEFITS AND EXPENSES:
     Interest credited on policyholder contract deposits                         131               129                 133
     Amortization of deferred sales inducements                                   47                71                 103
     Policyholder benefits                                                       119                32                 196
     Amortization of deferred policy acquisition costs                           316               221                 523
     General and administrative expenses, net of deferrals                       140               166                 176
     Commissions, net of deferrals                                                98                88                  75
                                                                          ----------         ---------           ---------
TOTAL BENEFITS AND EXPENSES                                                      851               707               1,206
                                                                          ----------         ---------           ---------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                               (339)              144                (286)

INCOME TAX EXPENSE (BENEFIT)                                                    (225)               55                (115)
                                                                          ----------         ---------           ---------
NET INCOME (LOSS)                                                         $     (114)        $      89           $    (171)
                                                                          ==========         =========           =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                          Years ended December 31,
                                                                  ------------------------------------------
                                                                      2011             2010          2009
                                                                  ------------       --------      --------
                                                                             (In millions)
NET INCOME (LOSS)                                                 $       (114)      $    89       $   (171)
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

     Net unrealized gains of fixed maturity investments on
       which other-than-temporary credit impairments were
       taken net of reclassification adjustments                            55           161            302
     Deferred income tax benefit (expense) on above changes                (19)          (57)          (106)

     Net unrealized gains on all other invested assets
       arising during the period                                             -             -              3
     Deferred income tax expense on above changes                            -             -             (1)

     Adjustment to deferred policy acquisition costs and
       deferred sales inducements                                           (7)            -              -
     Deferred income tax benefit on above changes                            2             -              -

     Foreign currency translation adjustments                                -             -              2
     Deferred income tax expense on above changes                            -             -             (1)

     Insurance loss recognition                                            (13)            -              -
     Deferred income tax benefit on above changes                            5             -              -
                                                                  ------------       -------       --------

OTHER COMPREHENSIVE INCOME                                                  23           104            199
                                                                  ------------       -------       --------

COMPREHENSIVE INCOME (LOSS)                                       $        (91)      $   193       $     28
                                                                  ============       =======       ========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 Years ended December 31,
                                                         ---------------------------------------
                                                              2011             2010          2009
                                                         -------------       ---------    -----------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year                  $           4       $       4     $        4
                                                         -------------       ---------      ---------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  1,245           1,224          1,220
      Capital contribution from Parent (see Note 11)                 4              21              4
                                                         -------------       ---------      ---------
   Balance at end of year                                        1,249           1,245          1,224
                                                         -------------       ---------      ---------

ACCUMULATED DEFICIT:
   Balance at beginning of year                                   (372)           (461)          (466)
      Cumulative effect of accounting change, net of tax             -               -            176
      Net income (loss)                                           (114)             89           (171)
                                                         -------------       ---------      ---------
   Balance at end of year                                         (486)           (372)          (461)
                                                         -------------       ---------      ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                     33             (71)          (127)
      Cumulative effect of accounting change, net of tax             -               -           (143)
      Other comprehensive income                                    23             104            199
                                                         -------------       ---------      ---------
   Balance at end of year                                           56              33            (71)
                                                         -------------       ---------      ---------

TOTAL SHAREHOLDER'S EQUITY                               $         823       $     910      $     696
                                                         =============       =========      =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       Years ended December 31,
                                                             -------------------------------------------
                                                                 2011             2010           2009
                                                             -----------       ---------       ---------
                                                                            (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                            $      (114)      $      89       $    (171)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS)
   TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Net realized investment (gain) loss                               305             (82)           (194)
   Interest credited on policyholder contract deposits               131             129             133
   Amortization of deferred sales inducements                         47              71             103
   Amortization of deferred policy acquisition costs                 316             221             523
   Equity in income of partnerships                                  (10)            (25)            (37)
   Accretion of net discount on investments                          (20)             (7)             (8)
   Provision for deferred income tax (benefit)                      (353)             77             177
   Unrealized (gains) losses in earnings - net                         -              (8)              -
   Capitalized interest                                               (8)             (9)             (9)
   Change in:
      Accrued investment income                                       (4)             (2)              4
      Deferral of deferred acquisition costs                        (240)           (172)            (87)
      Income taxes receivable from/payable to Parent                 140             253            (370)
      Due from/to related parties                                    (33)            (30)              6
      Other assets                                                     -               5              (7)
      Future policy benefits                                          38             (54)             40
      Other liabilities                                              (18)             19              21
   Other, net                                                         (6)             (9)             24
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                         171             466             148
                                                             -----------       ---------       ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                      (1,461)           (983)           (249)
   Mortgage and other loans receivable                               (35)            (60)            (19)
   Derivatives                                                      (188)           (150)           (949)
   Other investments, excluding short-term investments               (13)              -               -
Sales of:
   Fixed maturity securities                                         229             233             205
   Equity securities                                                   -               1               -
   Partnerships                                                        -               1               7
   Derivatives                                                       325              76             255
   Other investments, excluding short-term investments                 -              18              (2)
Redemptions and maturities of:
   Fixed maturity securities                                         321             128             302
   Mortgage and other loans receivable                                33              46              47
Policy loans issued                                                   (4)             (9)             (9)
Payments received on policy loans                                     23              30              41
Net change in short-term investments                                 429              78             623
                                                             -----------       ---------       ---------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       $      (341)      $    (591)      $     252
                                                             -----------       ---------       ---------

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                            Years ended December 31,
                                                            -----------------------------------------------------
                                                                  2011                2010                 2009
                                                            -------------          -------------        ---------
                                                                                 (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                               $       1,230          $        850         $     354
Policyholder account withdrawals                                     (353)                 (346)             (475)
Net exchanges to/(from) separate accounts                            (377)                 (212)             (201)
Claims and annuity payments, net of reinsurance                      (194)                 (184)             (181)
Capital contribution                                                    -                    31                 -
                                                            -------------          ------------         ---------
     NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES              306                   139              (503)
                                                            -------------          ------------         ---------
INCREASE (DECREASE) IN CASH                                           136                    14              (103)
CASH AT BEGINNING OF PERIOD                                            76                    62               165
                                                            -------------          ------------         ---------
CASH AT END OF PERIOD                                       $         212          $         76         $      62
                                                            =============          ============         =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                 $          12          $        275         $     (78)
                                                            =============          ============         =========

Non-cash activity:
     Bonus interest and other deferrals credited to
       policyholder contract deposits                       $          19          $         14         $      11
                                                            =============          ============         =========
     Capital contribution of fixed and other assets
       and assumption of liabilities                        $           -          $        (10)        $       4
                                                            =============          ============         =========

          See accompanying notes to consolidated financial statements.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of AIG, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets and individual longevity. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2011, 2010 and 2009, a different non-affiliated selling organization in the annuity operations represented 15 percent, 19 percent and 16 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2011 and 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1  PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions are those relating to items considered by management in the determination of:

     -    future  policy  benefits;
     -    policyholder  contract  deposits;
     -    recoverability  of  deferred  policy  acquisition  costs  ("DAC");
     -    estimated  gross  profits  ("EGPs")  for investment-oriented products;
     -    other-than-temporary  impairments;
     - estimates with respect to income taxes, including recoverability of deferred tax assets; and
     - fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed").

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

2.2  INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY, HYBRID AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of DAC and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity securities and hybrid securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II and hybrid securities. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

In periods subsequent to the recognition of an other-than-temporary impairment charge that are not foreign exchange related for available for sale fixed maturity securities, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset-backed securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency  rates;
     -    Expected default  rates  and  the  timing  of  such defaults;
     -    Loss severity  and  the  timing  of  any  recovery;  and
     -    Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro-economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);
     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3  INVESTMENTS (CONTINUED)

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest or less than a five percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 5 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded policy derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 2.7 and 8 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded policy derivatives are included in policyholder contract deposits and all other derivatives are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing money market funds, investment pools and investments with original maturities within one year from the date of purchase, such as commercial paper.

2.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.5  DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, surrender charges, direct administrative expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income
(loss).

With respect to the Company's variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is 7.5 percent.

The Company currently offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.6  SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options and minimum guarantees made by the Company with respect to certain policies. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheet. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded policy derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and depending on the provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives was modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. See Notes 3.1 and 8 for further discussion of GMWB and GMAV.

The Company recorded an increase of approximately $3.5 million in the estimated reserves for IBNR death claims in 2011 in conjunction with the use of the Social Security Death Master File ("SSDMF") to identify potential claims not yet filed. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that industry-wide regulatory inquiries, audits and other regulatory activity could result in the payment of additional death claims, additional escheatment of funds deemed abandoned under state laws, administrative penalties and interest.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.8  FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. See Note 8 for discussion of certain assumptions. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits in the consolidated statements of income (loss) if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9  NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income from common and preferred stock and distributions from other investments.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from partnership investments in private equity and hedge fund investments accounted for under the equity method.

     -    Interest income on mortgage, policy and other loans.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), investments in private equity and hedge funds and other types of investments.

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

     -    Changes in fair value of derivative assets and liabilities.

     - Exchange gains and losses resulting from foreign exchange transactions.

2.11 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

2.12 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 ACCOUNTING CHANGES

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard amends how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is also permitted.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

The Company will adopt the standard retrospectively on January 1, 2012. Upon adoption, retrospective application will result in a reduction to opening retained earnings for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

As a result of adopting this standard at January 1, 2012, the Company expects a pre-tax reduction of DAC of approximately $58.0 million and an after-tax decrease in the Company's shareholder's equity of approximately $37.7 million, which consists of an increase in accumulated deficit at January 1, 2012. The retrospective adoption will affect income (loss) before income taxes (benefit) by approximately $13.4 million, ($21.1) million, and $119.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. The reduction in DAC is primarily due to lower deferrals associated with unsuccessful efforts as well as advertising costs included in DAC that no longer meet the criteria for deferral under the accounting standard.

COMMON FAIR VALUE MEASUREMENTS AND DISCLOSURE REQUIREMENTS IN GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, when the new standard becomes effective on January 1, 2012, fair value measurement and disclosure requirements under GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy and requires additional disclosures.

The new standard is effective for the Company for interim and annual periods beginning on January 1, 2012. The new disclosure requirements must be applied prospectively. The standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income (loss) and its components. This presentation is effective January 1, 2012 and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

FAIR VALUE MEASUREMENTS AND DISCLOSURES

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which became effective for the Company beginning on January 1, 2011. See Note 3 herein.

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

A CREDITOR'S DETERMINATION OF WHETHER A RESTRUCTURING IS A TROUBLED DEBT RESTRUCTURING

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 4.3 herein.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VIES

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain VIEs with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with VIEs. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for VIEs with attributes of, or similar to, an investment company or money market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 5 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 11). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only when the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.13 ACCOUNTING CHANGES (CONTINUED)

                                                                (Increase)
                                                               Decrease to
                                            (Increase)         Accumulated         Net Increase
                                            Decrease to           Other           (Decrease)in
                                           Accumulated        Comprehensive       Shareholder's
                                             Deficit              Loss               Equity
                                          --------------     ---------------  -----------------
                                                              (In millions)
Net effect of the increase in
 amortized cost of  available for
 sale fixed maturity securities           $         221   $         (221)    $                -
Net effect of DAC and deferred sales
 inducements                                        (41)               -                    (41)
Net effect on deferred income tax asset              (4)              78                     74
                                          -------------   --------------     ------------------
Net increase (decrease) in the Company's
 shareholder's equity                     $         176   $         (143)    $               33
                                          =============   ==============     ==================

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ended after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein for disclosure.


3.   FAIR VALUE MEASUREMENTS

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS

- The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

- Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

A CDS is a derivative contract that allows the transfer of third-party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by the loss on that specified reference security. The present value of the amount of the upfront and/or periodic premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third-party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY, HYBRID AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity, hybrid and equity securities at fair value in its trading and available for sale portfolios. Market price data is generally obtained from third-party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. If fair value is determined using financial models, these valuation models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third-party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third-party valuation services for resolution. In order to assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third-party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third-party valuation services, including management reviews. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from independent third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, adjusted for illiquidity and structure.

RMBS, CMBS AND CDOS

Independent third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4.2 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, and prior to March 31, 2011, the ML II interest has been valued using a discounted cash flow methodology that (i) uses the estimated future cash flows and the fair value of the ML II assets, (ii) allocates the estimated future cash flows according to the ML II waterfall, and (iii) determines the discount rate to be applied to the Company's interest in ML II by reference to the discount rate implied by the estimated value of ML II assets and the estimated future cash flows of the Company's interest in the capital structure. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

As a result of the announcement on March 31, 2011 by the New York Fed of its plan to begin selling the assets in the ML II portfolio over time through a competitive sales process, the Company modified its methodology for estimating the fair value of its interest in ML II to incorporate the assumption of the current liquidation, which (i) uses the estimated fair value of the ML II assets and (ii) allocates the estimated asset fair value according to the ML II waterfall.

As of December 31, 2011, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest after repayment of the first priority obligations owed to the New York Fed. The fair value of the Company's interest in ML II is most affected by the liquidation proceeds realized by the New York Fed from the sale of the collateral securities. See Note 15 for further discussion of ML II.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the Company's interest in ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.1  FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value.

EMBEDDED POLICY DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded policy derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                 Cash
                                                                             Counterparty     Collateral
                                  Level 1       Level 2       Level 3        Netting (1)         (5)           Total
                               ------------   ----------   ------------     --------------   ------------   -----------
                                                                    (In millions)
December 31, 2011
Assets:
 Fixed maturity securities,
  available for sale:
  U.S. government obligations  $          -   $       16   $          -   $            -   $         -    $        16
  Foreign government                      -           24              -                -             -             24
  States, territories
   and political subdivisions             -           42              -                -             -             42
  Corporate debt                          -        2,527             12                -             -          2,539
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential mortgage-
    backed securities                     -          298            219                -             -            517
   Commercial mortgage-
    backed securities                     -          119             83                -             -            202
   Collateralized debt
    obligation/Asset-
    backed securities                     -          153             95                -             -            248
                               ------------   ----------   ------------   --------------   ------------   -----------
Total fixed maturity
 securities, available
 for sale                                 -        3,179            409                -             -          3,588
                               ------------   ----------   ------------   --------------   ------------   -----------
Fixed maturity
 securities, trading:
 Collateralized debt
  obligation/Asset-
  backed securities                       -            -             20                -             -             20
Hybrid securities:
 Mortgage-backed,
  asset-backed
  and collateralized:
  Commercial mortgage-
   backed securities                      -            7              -                -                            7
  Collateralized debt
   obligation/Asset-
   backed securities                      -            -              5                -             -              5
                               ------------   ----------   ------------   --------------   ------------   -----------
Total hybrid securities                   -            7              5                -             -             12
                               ------------   ----------   ------------   --------------   ------------   -----------
Mutual funds                              1            -              -                -             -              1
Partnerships (2)                          -            -              2                -             -              2
Derivative assets:
  Interest rate contracts                 -           13              -                -             -             13
  Foreign exchange
   contracts                              -            2              -                -             -              2
  Equity contracts                       85           56              -                -             -            141
  Counterparty netting
   and cash collateral                    -            -              -                -           (25)           (25)
                               ------------   ----------   ------------   --------------   ------------   -----------
 Total derivative assets                 85           71              -                -           (25)           131
                               ------------   ----------   ------------   --------------   ------------   -----------
 Short-term investments (3)              27          130              -                -             -            157
 Separate account assets             21,039            -              -                -             -         21,039
                               ------------   ----------   ------------   --------------   ------------   -----------
  Total                        $     21,152   $    3,387   $        436   $            -   $       (25)       $24,950
                               ============   ==========   ============   ==============   ============   ===========

Liabilities:

Policyholder contract
 deposits (4)                  $          -   $        -   $        607   $            -   $         -    $       607
                               ============   ==========   ============   ==============   ============   ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                  Counterparty     Cash
                               Level 1    Level 2      Level 3     Netting (1)  Collateral (5)  Total
                               --------   --------   ----------   -----------   -------------  -------
                                                           (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
    U.S. government
     obligations               $      3   $     12   $        -   $       -     $      -  $        15
    Foreign governments               -         28            -           -            -           28
    States, territories
     and political
     subdivisions                     -         21            -           -            -           21
    Corporate debt                    -      2,094           10           -            -        2,104
    Mortgage-backed,
     asset-backed and
     collateralized:
     Residential mortgage-
      backed securities               -         60          121           -            -          181
     Commercial
      mortgage-
      backed securities               -         48           85           -            -          133
     Collateralized
      debt obligations                -         81           44           -            -          125
      Other debt
      securities                      -         13            -           -            -           13
                               --------   --------   ----------   ---------    ---------   ----------
 Total fixed maturity
  securities, available
  for sale                            3      2,357          260           -            -        2,620
                               --------   --------   ----------   ---------    ---------   ----------
 Fixed maturity
  securities, trading:
  Collateralized
   debt obligation/Asset-
   backed securities                  -          -           19           -            -           19
 Mutual funds                         1          -            -           -            -            1
 Partnerships (2)                     -          -            2           -            -            2
 Derivative assets:
  Interest rate contracts             -          8            -           -            -            8
  Foreign exchange contracts          -          3            -           -            -            3
  Equity contracts                   59         53           15           -            -          127
  Counterparty netting and
   cash collateral                    -          -            -           -           (7)          (7)
                               --------   --------   ----------   ---------    ---------   ----------
 Total derivative assets             59         64           15           -           (7)         131
                               --------   --------   ----------   ---------    ---------   ----------
 Short-term investments (3)         292        199            -           -            -          491
 Separate account assets         22,685          -            -           -            -       22,685
                               --------   --------   ----------   ---------    ---------   ----------
   Total                       $ 23,040   $  2,620   $      296   $       -    $      (7)  $   25,949
                               ========   ========   ==========   =========    =========   ==========

Liabilities:
Policyholder
 contract deposits (4)         $      -   $      -   $      174   $       -    $       -   $     174
                               ========   ========   ==========   =========    =========   ==========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2  ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
     (CONTINUED)

     (1) Represents netting of derivative exposures covered by a qualifying master netting agreement.

     (2) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

     (3) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $120 million and $215 million at December 31, 2011 and 2010, respectively.

     (4) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded policy derivatives which are measured at estimated fair value on a recurring basis.

     (5)  Represents cash collateral posted and received.

At December 31, 2011 and 2010, Level 3 assets were 1.6 percent and 1.1 percent of total assets and Level 3 liabilities were 2.3 percent and 0.6 percent of total liabilities, respectively.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the years ended December 31, 2010 and 2011.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2011 and 2010 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2011 and 2010 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2011 and 2010:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)


                                                                                                                           Changes
                                                                                                                             in
                                                                                                                         Unrealized
                                                                                                                            Gains
                                         Net                                                                              (Losses)
                                       Realized                                                                           Included
                                         and                          Purchases,                                          in Income
                                      Unrealized     Accumulated        Sales,                                               on
                          Fair          Gains           Other         Issuances                                  Fair    Instruments
                         Value         (Losses)     Comprehensive        and           Gross        Gross       Value      Held at
                       Beginning       Included        Income        Settlements,    Transfers    Transfers     End of     End of
                       of Period      in Income        (Loss)            Net             In          Out        Period     Period
                     --------------  ------------  ---------------  --------------   ----------  -----------   -------- ------------
                                                                  (In millions)
December 31, 2011
Assets:
 Fixed maturity
  securities,
  available
  for sale:
  Corporate debt     $           10  $           -  $             1  $            -   $       14  $      (13)  $     12  $        -
  Mortgage-backed,
   asset-backed and
   collateralized:
   Residential
    mortgage-
    backed
    securities                  121             -                6              88            4            -        219           -
   Commercial
    mortgage-
    backed
    securities                   85            (4)              (8)             10            -            -         83           -
   Collateralized
    debt obligations             44             -                1              40           21          (11)        95           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total fixed
 maturity
 securities,
 available
 for sale                       260            (4)               -             138           39          (24)       409           -
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Fixed maturity
 securities,
 trading:
 Collateralized Debt
  obligation/Asset-
  backed securities              19             1                -               -            -            -         20           1

Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
 Collateralized debt
  obligation/Asset-
  backed securities               -             -                -               5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Total hybrid
 securities                       -             -                                5            -            -          5          (1)
                     --------------  ------------  ---------------  --------------   ----------  -----------   --------  ----------
Partnerships                      2             -               -                -            -            -          2           -
Derivative assets -
 equity contracts                15             -               -                -            -          (15)         -           -
                     --------------  ------------  --------------   --------------   ----------  -----------   --------  ----------
Total                $          296  $         (3)  $           -   $          143   $       39  $       (39) $     436  $        -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

Liabilities:
 Policyholder
  contract deposits  $         (174)  $      (422)  $           -   $          (11)  $        -   $        -  $   (607) $         -
                     ==============  ============  ==============  ===============  =========== ============  ========= ===========

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                                                                         Changes
                                                                                                                            in
                                                                                                                        Unrealized
                                                                                                                          Gains
                                             Net                                                                         (Losses)
                                           Realized                                                                      Included
                                        and Unrealized     Accumulated        Purchases,                                in Income
                            Fair            Gains             Other             Sales,                       Fair     on Instruments
                           Value           (Losses)       Comprehensive       Issuances                     Value        Held at
                         Beginning         Included          Income        and Settlements,       Net       End of        End of
                         of Period        in Income          (Loss)              Net           Transfers    Period        Period
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
                                                                    (In millions)
December 31, 2010
Assets:
 Fixed maturity
  securities, available
  for sale:
  States, territories
   and political
   subdivisions         $           -  $             (2)  $            -  $                -  $       2   $      -  $              -
  Corporate debt                   35                (1)              (1)                 (2)        (21)       10                 -
  Residential mortgage-
   backed securities               82               (34)              50                 (18)         41       121                 -
  Commercial
   mortgage-backed
   securities                      69               (16)              52                 (25)          5        85                 -
  Collateralized
   debt obligations                37                 -                5                  14         (12)       44                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
 Total fixed
  maturity securities,
  available for sale              223               (53)             106                 (31)         15       260                 -
Fixed maturity
 securities, trading              11                  7                -                   1           -        19                 -
Partnerships                       1                (1)                -                   -           2         2                 -
Derivative assets                  -                 -                 -                  15           -        15                 -
                       --------------  ----------------  ---------------  ------------------  -----------  --------  ---------------
Total                  $         235   $           (47)  $           106  $             (15)  $       17   $   296   $             -
                       ==============  ================  ===============  ==================  ===========  ========  ===============

Liabilities:
 Policyholder
  contract deposits    $        (477)  $           303   $             -  $               -   $        -   $  (174)  $             -
                       =============   ===============   ===============  =================   ==========   ========  ===============

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as follows:

                                                                 Net
                                                               Realized
                                                  Net         Investment
                                               Investment       Gains
                                                 Income        (Losses)     Total
                                             --------------  ------------  -------
                                                             (In millions)
                      December 31, 2011
                      Fixed maturity
                       security securities,
                       available for sale    $           17  $       (21)  $   (4)
                      Fixed maturity
                       securities, trading                1            -        1
                      Policyholder contract
                       deposits                           -         (422)    (422)

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                       Net
                                                     Realized
                                        Net         Investment
                                     Investment       Gains
                                       Income        (Losses)     Total
                                   --------------  ------------  -------
                                                   (In millions)
            December 31, 2010
            Fixed maturity
             security securities,
             available for sale    $            3  $       (56)  $  (53)
            Fixed maturity
             securities, trading                7            -        7
             Partnerships                       -           (1)      (1)
            Policyholder contract
             deposits                           -          303      303

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above:

                                                                   Purchases,
                                                                     Sales,
                                                                    Issuances
                                                                       and
                                                                   Settlement,
                             Purchases    Sales     Settlements      Net (1)
                          --------------  -----    -------------  -------------
                                              (In millions)
December 31, 2011

ASSETS:
Fixed maturity
 security securities,
 available for sale:
 Mortgage-backed,
  asset-backed
  and collateralized:
   Residential mortgage-
    backed securities     $          132  $    -  $        (44)  $          88
   Commercial mortgage-
    backed securities                 14       -            (4)             10
   Collateralized debt
    obligations                       58       -           (18)             40
                          --------------  ------  -------------  -------------
Total fixed maturity
 securities, available
 for sale                            204       -           (66)            138
                          --------------  ------  -------------  -------------
Hybrid securities:
 Mortgage-backed,
  asset-backed and
  collateralized:
 Collateralized debt
  obligations/Asset-
  backed securities                    5       -             -               5
                          --------------  ------  -------------  -------------
Total hybrid securities                5       -             -               5
                          --------------  ------  -------------  -------------
  Total                   $          209  $    -  $        (66)  $         143
                          ==============  ======  =============  =============

LIABILITIES:
Policyholder
 contract deposits        $            -  $   16  $         (5)  $          11
                          --------------  ------  -------------  -------------
  Total                   $            -  $   16  $         (5)  $          11
                          ==============  ======  =============  =============

(1)  There were no issuances during the year ended December 31, 2011.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2011 and 2010 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available and substantial price variances in quotations among market participants exist.

During the year ended December 31, 2011, transfers into Level 3 included certain RMBS, ABS, and private placement corporate debt. The transfers into Level 3 of investments in certain RMBS and certain ABS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The downward credit migration in part reflected the Company's move to using composite credit ratings for these securities commencing in 2011 in order to reduce reliance on any single rating agency. Transfers into Level 3 for private placement corporate debt and certain other ABS were primarily the result of the Company adjusting matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. In addition, transfers out of Level 3 also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2011, transfers out of Level 3 primarily related to investments in private placement corporate debt, ABS, and certain derivatives assets. Transfers out of Level 3 for private placement corporate debt, ABS, and for certain derivative assets were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for certain other ABS investments were primarily due to increased observations of market transactions and price information for those securities.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2011.

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has one hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2011 and 2010, the fair value using net asset value of this security is $1.9 million and $2.2 million, respectively, with an investment category of distressed. The distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below.

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for partnerships.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the assets are recorded at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY AND HYBRID SECURITIES, TRADING

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. The election to measure financial instruments at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

The Company has elected fair value accounting for its economic interest in ML
II. Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

The Company has elected fair value accounting for its hybrid securities. A net unrealized loss of $0.4 million in the year ended December 31, 2011 is included in the consolidated statements of income (loss) from hybrid securities classified as trading securities.

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments not measured at fair value on a recurring basis:

                                             2011                    2010
                                       -----------------      ------------------
                                       Carrying    Fair        Carrying    Fair
                                         Value    Value          Value    Value
                                       --------  -------      ---------- -------
                                                       (In millions)
ASSETS:
 Mortgage and other loans receivable   $     403  $  448         $   395  $  439
 Policy loans                                105     105             116     116
 Partnerships                                201     201             192     192
 Short-term
  investments                                120     120             215     215

LIABILITIES:
 Policyholder contract deposits (1)    $   3,936  $3,857       $   3,475  $3,426

(1) Net embedded policy derivatives within liability host contracts are presented within policyholder contract deposits.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The following table presents the cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities available for sale by major category:

                                                                                     Other-
                          Cost or         Gross        Gross                     Than-Temporary
                         Amortized     Unrealized    Unrealized       Fair        Impairments
                            Cost          Gains        Losses        Value        in AOCI (1)
                        -------------- -----------  ------------  ------------  ----------------
                                                     (In millions)
December 31, 2011
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           13 $         3  $         -   $         16  $             -
 Foreign government                 22           2            -             24                -
 States, territories
  and political
  subdivisions                      42           -            -             42                -
 Corporate debt                  2,401         159          (21)         2,539                4
 Mortgage-backed,
 asset-backed and
 collateralized:
  Residential mortgage-
   backed securities               536          13          (32)           517              (16)
  Commercial mortgage-
   backed securities               223          10          (31)           202              (13)
  Collateralized debt
   obligations                     249           3           (4)           248                -
                        -------------- -----------  ------------  ------------  ----------------
Total fixed maturity
 securities, available
 for sale               $        3,486 $       190  $       (88)  $      3,588  $           (25)
                        ============== ===========  ============  ============  ================


                                                                                     Other-
                           Cost or          Gross        Gross                    Than-Temporary
                          Amortized      Unrealized   Unrealized      Fair         Impairments
                             Cost           Gains        Losses       Value        in AOCI (1)
                        --------------  -----------  ------------  -----------  ----------------
                                                 (In millions)
December 31, 2010
Fixed maturity
 securities, available
 for sale:
 U.S. government
  obligations           $           14  $         1  $         -   $        15   $             -
 Foreign government                 28            -            -            28                 -
 States, territories
  and political
  subdivisions                      21            -            -            21                 -
 Corporate debt                  2,006          119          (21)        2,104                 3
 Mortgage-backed,
  asset-backed and
  collateralized:
  Residential mortgage-
   backed securities               210            5          (34)          181               (16)
  Commercial mortgage-
   backed securities               153            2          (22)          133                (3)
  Collateralized debt
   obligations                     128            1           (4)          125                 -
Other debt securities               15            1           (3)           13                 -
                        -------------- -----------  ------------   -----------    ---------------
Total fixed maturity
 securities, available
 for sale               $        2,575  $       129  $       (84)  $     2,620   $           (16)
                        ==============  ===========  ============  ===========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

(1) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income which were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                      Unrealized                  Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2011:
Corporate debt         $          335 $       (14)  $        46 $        (7)  $       381 $       (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                      185          (9)           82         (23)          267         (32)
 Commercial
  mortgage-backed
  securities                       49         (13)           41         (18)           90         (31)
 Collateralized debt
  obligations                     108          (3)            9          (1)          117          (4)
                       --------------------------    ----------------------    ----------------------
Total                  $          677 $       (39)  $       178 $       (49)  $       855 $       (88)
                       ==========================    ======================    ======================




                          Less than 12 Months          12 Months or More              Total
                       --------------------------    -----------------------   -----------------------
                                     Unrealized                   Unrealized                Unrealized
                        Fair Value       Loss         Fair Value     Loss       Fair Value     Loss
                       --------------------------    -----------------------   -----------------------
                                                        (In millions)
December 31, 2010:
U.S. government
 obligations           $            3 $         -   $         - $         -   $         3 $         -
Corporate debt                    444         (16)           37          (5)          481         (21)
Mortgage-backed,
 asset-backed and
 collateralized:
 Residential
  mortgage-backed
  securities                       39          (3)          107         (31)          146         (34)
 Commercial
  mortgage-backed
  securities                       28           -            77         (22)          105         (22)
 Collateralized debt
  obligations                      69          (1)           22          (3)           91          (4)
Other debt securities               -           -            13          (3)           13          (3)
                       --------------------------   -----------------------   -----------------------
Total                  $          583 $       (20)  $       256 $       (64)  $       839 $       (84)
                       ==========================   =======================   =======================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

As of December 31, 2011, the Company held 162 individual fixed maturity securities that were in an unrealized loss position, of which 60 individual securities were in a continuous unrealized loss position for longer than twelve months.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2011 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2011:

                                      Cost or Amortized
                                            Cost          Fair Value
                                     -------------------  -----------
                                                  (In millions)
Due in one year or less              $              61  $        61
Due after one year
through five years                                 639          670
Due after five years
through ten years                                1,622        1,711
Due after ten years                                156          179
Mortgage-backed, asset-backed
  and collateralized securities                  1,008          967
                                     -----------------  -----------
  Total fixed maturity
    securities, available for sale   $           3,486  $     3,588
                                     =================  ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2011, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool and two partnerships. At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury bill and one partnership.

At December 31, 2011, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2011 are bonds carried at fair value of $33.8 million that were issued by affiliates.

At December 31, 2011, fixed maturity securities included $410.8 million of securities not rated investment grade.

At December 31, 2011, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $6.7 million.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company has any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 and 15 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed has directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets are used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the program participants.

Net unrealized gains of $0.6 million and $7.8 million in the years ended December 31, 2011 and 2010, respectively, and a net unrealized loss of $0.4 million in the year ended December 31, 2009, were recorded to reflect the change in the fair value of ML II, as a component of net investment income in the consolidated statements of income (loss).

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2011, the Company had direct U.S. commercial mortgage loan exposure of $408.0 million. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2011.

The commercial loan exposure by state and type of loan, at December 31, 2011, were as follows:

           Number
             of                                                                                % of
State      Loans    Amount *   Apartments   Offices   Retails   Industrials   Hotels   Other   Total
          --------  --------   -----------  --------  --------  ------------  -------  ------  -----
                                           (Dollars in millions)
California     10   $     139  $         2  $     15  $      5  $         57  $     9  $   51   34.1
New York        7          55           25        23         -             7        -       -   13.5
Hawaii          1          45            -         -         -             -       45       -   11.0
Michigan        5          41           22         -         -             3        -      16   10.0
Indiana         2          35            -        18         -             -        -      17    8.6
All other
 states        10          93            2        38         1            15       27      10   22.8
          -------  ----------- -----------  --------  --------  ------------  -------  ------  -----
Total          35   $     408  $        51  $     94  $      6  $         82  $    81  $   94  100.0
          =======  =========== ===========  ========  ========  ============  =======  ======  =====

* Excludes portfolio valuation allowance and other loans receivable

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents the credit quality indicators for commercial mortgage loans at December 31, 2011:

                                                    Class
                          --------------------------------------------------------------
                                                                                                     %
              Number                                                                                of
             of Loans      Apartments   Offices   Retails   Industrials   Hotels   Other   Total   Total
            ------------- ------------ --------- --------- ------------- -------- ------- ------- --------
                                                      (Dollars in millions)
Credit
Quality
 Indicator:
In good
 standing           35    $        51  $     94  $      6  $         82  $    81  $   94  $  408  100.0
            ==========    ===========  ========  ========  ============  =======  ======  ======  =====
Valuation
 allowance           -    $         -  $      5  $      -  $          7  $     -  $    2  $   14      -
            ----------    -----------  --------  --------  ------------  -------  ------  ------  -----

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR CREDIT LOSSES

For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                        2011         2010            2009
                                   ------------  -------------   ------------
                                                 (In millions)

Allowance, beginning of year       $          21      $       7   $          -
  Charge offs                                 (1)             -              -
  Additions (reductions) to
    allowance for losses                      (6)            14              7
                                   -------------   ------------   ------------
Allowance, end of year             $          14     $       21    $         7
                                   =============   ============   ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The Company's impaired mortgage loans are as follows:

                                  2011
                             --------------
                             (In millions)
Impaired loans with
  valuation allowances       $          10
Impaired loans without
  valuation allowances                   -
                             -------------
  Total impaired loans                  10

Valuation allowance
  on impaired loans                     (2)
                             -------------
  Impaired loans, net        $           8
                             =============

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010 and 2009.

The Company recognized $1 million in interest income on the above impaired mortgage loans for the year ended December 31, 2011.

4.4 PARTNERSHIPS

Investments in partnerships totaled $203 million and $194 million at December 31, 2011 and 2010, respectively, and were comprised of four partnerships and five partnerships, respectively. These partnerships consist of private equity and hedge fund investments and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

4.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                   2011         2010           2009
                                ----------   ----------    ------------
                                             (In millions)
Investment income:
  Fixed maturity securities  $        168    $     151     $      129
  Mortgage and other
    loans receivable                   28           27             27
  Policy loans                          9            3             10
  Partnerships                         10           25             37
  Short-term investments                -            2              3
  Other investment income               -            1              4
                             ------------   ----------     ----------
Gross investment income               215          209            210
Investment expenses                    (4)          (3)            (2)
                             ------------   ----------     ----------
  Net investment income      $        211   $      206     $      208
                             ============   ==========     ==========

The carrying value of investments that produced no investment income during 2011 was $6.7 million, which is 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                        2011         2010        2009
                                    -----------   ---------   ----------
                                                 (In millions)
Sales of fixed maturity
  securities, available for sale     $        7   $       6  $         -
Mortgage and other loans                      5         (13)           -
Derivative asset and liabilities            139        (144)      (1,104)
Embedded policy derivatives                (433)        303        1,430
Other-than-temporary impairments            (23)        (69)        (124)
Other                                         -          (1)          (8)
                                    -----------   ---------   ----------
Net realized investment gain (loss)  $     (305)  $      82    $     194
                                    ===========   =========   ==========

The following table presents the gross realized gains and losses from sales or redemptions of the Company's available for sale securities for the years ended December 31:

                      2011                   2010                  2009
            ----------------------  --------------------- ---------------------
               Gross      Gross       Gross      Gross      Gross      Gross
              Realized   Realized    Realized   Realized   Realized   Realized
               Gains      Losses      Gains      Losses     Gains      Losses
            ----------- ----------  ---------- ---------- ---------- ----------
                                        (In millions)
Fixed
 maturity
 securities $        11 $       (4) $        6 $        - $       12 $      (12)
            ----------- ----------  ---------- ---------- ---------- ----------
Total       $        11 $       (4) $        6 $        - $       12 $      (12)
            =========== ==========  ========== ========== ========== ==========

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the years ended December 31:

                                                               Nine Months Ended
                                        2011          2010     December 31, 2009
                                   -------------   ---------   -----------------
                                                      (In millions)
Balance, beginning
 of period                         $       (214)   $    (155)  $             -
  Increases due to:
   Credit losses remaining in
     accumulated deficit related
     to the adoption of new other
     -than-temporary impairment
     standard                                 -           -               (115)
   Credit impairments on new
     securities subject to
     impairment losses                       (8)         (31)                (8)
   Additional credit impairments
     on previously impaired
     securities                             (13)         (38)               (43)

  Reductions due to:
   Credit impaired securities
     fully disposed for which there
     was no prior intent or
     requirement to sell                      8            7                  9
   Accretion on securities
     previously impaired due to
     credit                                  12            3                  2
                                   ------------    ---------   ----------------
Balance, end of year               $       (215)   $    (214)  $           (155)
                                   ============    =========   ================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

PURCHASED CREDIT IMPAIRED ("PCI") SECURITIES

Beginning in the second quarter of 2011, the Company purchased certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments, including both principal and interest and considering the effects of prepayments, for these PCI securities. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                 At Date of
                                                 Acquisition
                                             -------------------
                                                (In millions)
Contractually required payments
  (principal and interest)                   $               261
Cash flows expected to be collected (a)                      189
Recorded investment in acquired securities                   133

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                             December 31, 2011
                                             -------------------
                                               (In millions)
Outstanding principal balance                $               188
Amortized cost                                               121
Fair value                                                   115

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.6 NET REALIZED INVESTMENT GAIN (LOSS) (CONTINUED)

The following table presents activity for the accretable yield on PCI securities for the year ended December 31:

                                                    2011
                                               --------------
                                                (In millions)
Balance, beginning of year                   $            -
  Newly purchased PCI securities                          56
  Accretion                                               (6)
  Effect of changes in interest rate indices               -
  Net reclassification from (to)
    non-accretable difference,
    including effects of prepayments                      18
                                             ---------------
Balance, end of year                         $            68
                                             ===============

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded policy derivatives, held at:

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                        Notional       Fair Value       Notional      Fair value
                                        Amount (1)        (2)          Amount (1)        (2)
                                     ------------  ----------------   ------------ ----------------
                                                         (In millions)
December 31, 2011
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $           13   $            -   $          -
  Foreign exchange contracts                    11                2                -              -
  Equity contracts                           2,853              141                -              -
  Other contracts (3)                            -                -           13,914            607
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,939              156   $       13,914            607
                                     =============                    ==============
  Counterparty netting                                           -                                -
  Cash collateral                                              (25)                               -
                                                     --------------                    ------------
Total derivatives, net                                          131                             607
Less: Bifurcated embedded
 policy derivatives                                               -                            (607)
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

                                            Derivative Assets            Derivative Liabilities
                                     ------------------------------   -----------------------------
                                       Notional        Fair Value        Notional       Fair value
                                       Amount (1)         (2)           Amount (1)         (2)
                                     -------------   --------------   --------------   ------------
                                                             (In millions)
December 31, 2010
Derivatives not designated as
hedging instruments:
  Interest rate contracts            $          75   $            8   $            -   $          -
  Foreign exchange contracts                    14                3                -              -
  Equity contracts                           2,456              127              137              -
  Other contracts (3)                            -                -           10,937            174
                                     -------------   --------------   --------------   ------------
Total derivatives, gross             $       2,545              138   $       11,074            174
                                     =============                    ==============
  Counterparty netting                                            -                               -
  Cash collateral                                                (7)                              -
                                                     --------------                    ------------
Total derivatives, net                                          131                             174

Less: Bifurcated embedded
 policy derivatives (4)                                           -                            (174)
                                                     --------------                    ------------
Total derivatives on balance sheets                  $          131                    $          -
                                                     ==============                    ============

     (1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

     (2) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

     (3) Included in the Other contracts are bifurcated embedded policy derivatives related to living benefits which are recorded within policyholder contract deposits in the consolidated balance sheets.

     (4) 2010 includes a change in valuation assumption relating to embedded policy derivatives.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded policy derivatives and gains and losses on sales of derivatives in net realized investment gain (loss) in the consolidated statements of income (loss):

                                       2011       2010        2009
                                    ---------   --------   ---------
                                            (In millions)
Derivatives not designated
  as hedging instruments:
  Interest rate contracts           $        6   $      6   $    (172)
  Foreign exchange contracts                 -          2          (1)
  Equity contracts                         133       (152)       (931)
                                    ----------   --------   ---------
Total derivatives not designated
  as hedging instruments                   139       (144)     (1,104)
Embedded policy derivatives               (433)       303       1,430
                                    ----------   --------   ---------
Total derivative instruments        $     (294)  $    159   $     326
                                    ==========   ========   =========

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded policy derivatives. The fair value of these embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded policy derivatives are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2011 and 2010, the Company had $37.8 million and $36.7 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed.
The Company has a significant variable economic interest in ML II, which is a VIE. The Company's involvement with ML II is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by ML II. See Notes 4 and 15 herein for further discussion.

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. VARIABLE INTEREST ENTITIES (CONTINUED)

In all instances, the Company consolidates a VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                    Maximum Exposure to Loss
                        -------------------------------------------------
                        Total VIE   On-Balance   Off-Balance
                          Assets       Sheet        Sheet        Total
                        ---------   ----------   -----------   ----------
                                         (In millions)
December 31, 2011
ML II                   $   9,254   $       20   $        -    $       20
                        ---------   ----------   -----------   ----------
Total                   $   9,254   $       20   $        -    $       20
                        =========   ==========   ==========    ==========

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified in fixed maturity securities, trading on the Company's balance sheets.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                    Years ended December 31,
                                            ----------------------------------------
                                                2011         2010           2009
                                            ------------ ------------    -----------
                                                        (In millions)
Balance at beginning of year                 $      612    $      671    $     1,151
  Deferrals                                         226           162             79
  Accretion of interest/amortization               (149)          (99)             3
  Effect of net unrealized (gain)
    loss on securities (1)                           (6)            -              -
  Effect of realized (gains)
    losses on securities                           (167)         (122)          (268)
  Effect of unlocking assumptions
    used in estimating future gross
    profits (2)                                       -             -           (294)
                                            -----------    ----------    -----------
Balance at end of year                       $      516    $      612    $       671
                                            ===========    ==========    ===========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

  (2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2011:
Balance at beginning of year         $          88   $          20   $    108
  Deferrals                                     19              14         33
  Accretion of interest/amortization           (17)            (11)       (28)
  Effect of net unrealized
   (gain) loss on securities                    (1)              -         (1)
  Effect of realized (gains)
    losses on securities                       (19)              -        (19)
                                     --------------  --------------  --------
Balance at end of year               $          70   $          23   $     93
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  --------
                                                     (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year         $         134   $          21   $    155
  Deferrals                                     14              10         24
  Accretion of interest/amortization           (46)            (11)       (57)
  Effect of realized (gains)
    losses on securities                       (14)              -        (14)
                                     --------------  --------------  --------
Balance at end of year               $          88   $          20   $    108
                                     ==============  ==============  ========

                                         Bonus        Distribution
                                        Payments         Costs        Total
                                     --------------  --------------  ---------
                                                     (In millions)
AT DECEMBER 31, 2009:
Balance at beginning of year         $         217   $          28   $     245
  Deferrals                                     11               7          18
  Accretion of interest/amortization             5             (14)         (9)
  Effect of realized (gains)
    losses on securities (1)                   (49)              -         (49)
  Effect of unlocking
    assumptions used in estimating
    future gross profits (2)                   (50)              -         (50)
                                     --------------  --------------  ---------
Balance at end of year               $         134   $          21   $     155
                                     ==============  ==============  =========



     (1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

     (2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                    2011         2010
                                ------------  ----------
                                       (In millions)
Policyholder contract deposits:
  Annuities                     $      3,462  $    2,521
  Universal life                       1,057       1,105
  Other contract deposits                 24          23
                                ------------  ----------
                                $      4,543  $    3,649
                                ============  ==========
Future policy benefits:
  Annuities                     $        417  $      379
                                ============  ==========

Details concerning the Company's exposure to guaranteed benefits were as follows:

                                                                                           Highest
                                                                                          Specified
                                                                                         Anniversary
                                                                                        Account Value
                                                                       Return of Net         Minus
                                                                      Deposits Plus a     Withdrawals
                                                                          Minimum             Post
                                                                           Return         Anniversary
                                                                      ---------------   --------------
                                                                          (Dollars in millions)
AT DECEMBER 31, 2011:
In the event of death (GMDB and EEB):
     Net account value                                                $         9,632   $       10,597
     Net amount at risk (a)                                                     1,142            1,470
     Average attained age of contract holders                                      66               67
     Range of guaranteed minimum return rates (GMDB)                             0%-5%               0%

At annuitization (GMIB):
     Net account value                                                $         1,365
     Net amount at risk (b)                                                       110
     Weighted average period remaining until earliest annuitization         0.3 years
     Range of guaranteed minimum return rates                                  0%-6.5%

Accumulation at specified date (GMAV):
     Account value                                                    $           961
     Net amount at risk (c)                                                        23
     Weighted average period remaining until guaranteed payment             3.0 years

Annual withdrawals at specified date (GMWB):
     Account value                                                    $        10,592
     Net amount at risk (d)                                                     1,358
     Weighted average period remaining until guaranteed payment            16.6 years

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                        Highest
                                                                                       Specified
                                                                                      Anniversary
                                                                                     Account Value
                                                                    Return of Net        Minus
                                                                   Deposits Plus a    Withdrawals
                                                                       Minimum            Post
                                                                       Return         Anniversary
                                                                   ---------------   -------------
                                                                        (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
   Net account value                                                $        8,982    $     11,564
   Net amount at risk (a)                                                      909           1,073
   Average attained age of contract holders                                     68              70
   Range of guaranteed minimum return rates (GMDB)                            0%-5%              0%

At annuitization (GMIB):
   Net account value                                                $        1,662
   Net amount at risk (b)                                                       79
   Weighted average period remaining until earliest annuitization        0.7 years
   Range of guaranteed minimum return rates                                 0%-6.5%

Accumulation at specified date (GMAV):
   Account value                                                    $        1,264
   Net amount at risk (c)                                                       14
   Weighted average period remaining until guaranteed payment            4.0 years

Annual withdrawals at specified date (GMWB):
   Account value                                                    $        9,169
   Net amount at risk (d)                                                      715
   Weighted average period remaining until guaranteed payment           18.8 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $68.0 million and $78.9 million as of December 31, 2011 and 2010, respectively and is payable no sooner than 10 years from the end of the waiting period.

The following summarizes the activity in future policy benefits (GMDB and GMIB) on the consolidated balance sheets:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                          2011        2010
                                       ---------   ---------
                                         (In millions)
Balance at the beginning of the year  $      379   $      437
  Guaranteed benefits incurred               111           25
  Guaranteed benefits paid                   (73)        (83)
                                      ----------   ----------
Balance at the end of the year        $      417   $      379
                                      ==========   ==========

The following assumptions and methodology were used to determine future policy benefits at December 31, 2011 and 2010:

     - Data used was 50 stochastically generated investment performance scenarios.

     - Mean investment performance assumption was 7.5 percent in 2011 and 2010.

     -    Volatility assumption was 16 percent.

     - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

     - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

     -    The discount rate was approximately 8 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company increased reserves by $12.8 million in 2011.

9. REINSURANCE

Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10 percent of shareholder's equity.

Variable fees are net of reinsurance premiums of $14.6 million, $17.5 million and $19.7 million in 2011, 2010 and 2009, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $6.3 million, $13.0 million and $13.2 million in 2011, 2010 and 2009, respectively.

Universal life insurance fees are net of reinsurance premiums of $26.5 million, $27.7 million and $28.3 million in 2011, 2010 and 2009, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $23.6 million, $21.7 million and $28.8 million in 2011, 2010 and 2009, respectively.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   COMMITMENTS AND CONTINGENT LIABILITIES

10.1  COMMITMENTS

LEASES

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2011, the future minimum lease payments under the operating leases are approximately $3 million a year from 2012 through 2016 and $4.6 million thereafter. Rent expense was $2.3 million, $2.5 million and $3.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

MORTGAGE LOAN COMMITMENTS

The Company had $1.8 million in commitments relating to mortgage loans at December 31, 2011.

10.2  CONTINGENT LIABILITIES

SUPPORT AGREEMENTS

As of December 31, 2011, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2012, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. The short-term securities have a current estimated market value of $16.0 million at December 31, 2011 and the Company has not re-marketed any of these short-term securities. As the holder of the short term securities, the Company recorded $1.1 million as interest payments received from these securities in 2010 and an immaterial amount in 2011.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1.2 million for expected future capital contributions as of December 31, 2011. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating the Company to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $1.0 million and $1.2 million for these guarantee fund assessments at December 31, 2011, and 2010, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

11. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                      Years ended December 31,
                                      -----------------------
                                       2011    2010     2009
                                      ------  ------   ------
                                            (In millions)
Cash contributions                    $    -  $   31   $    -
All other non-cash contributions (1)       4     (10)       4
                                      ------  ------   ------
    Total capital contributions       $    4  $   21   $    4
                                      ======  ======   ======

     (1) The Company received non-cash capital contributions of $4 million equal to certain compensation expense recognized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                 2011       2010        2009
                                                               ---------  ---------   -------
                                                                       (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
  Gross unrealized gains                                       $     194   $    134   $    93
  Gross unrealized losses                                            (86)       (81)     (201)
Adjustment to DAC and deferred sales inducements                      (7)        --        --
Insurance loss recognition                                           (13)        --        --
Foreign currency translation adjustments                              (2)       (2)        (2)
Deferred federal and state income tax (expense) benefit              (30)      (18)        39
                                                               ---------  ---------  --------
Accumulated other comprehensive income (loss) (1)              $      56  $     33   $    (71)
                                                               =========  =========  ========

     (1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 2.13 for additional disclosures on this standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Arizona Department of Insurance ("AZ DOI") has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the AZ DOI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds in an amount equal to the contributions received from AIG of $288.0 million, that offset the Company's losses incurred on certain securities and a corresponding decrease in statutory gross paid in and contributed statutory surplus. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                 2011      2010     2009
                              ---------  -------  -------
                                   (In millions)
Statutory net income           $     80  $    75  $   122
Statutory capital and surplus  $    814  $   834  $   654

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. INCOME TAXES

12.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                      Years ended December 31,
                                    ----------------------------
                                      2011       2010      2009
                                    -------    -------   -------
                                            (In millions)
Current                             $   128    $   (22)  $  (292)
Deferred                               (353)        77       177
                                    -------    -------   -------
Total income tax expense (benefit)  $  (225)   $    55   $  (115)
                                    =======    =======   =======

The U.S. federal statutory income tax rate is 35 percent for 2011, 2010 and 2009. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                 Years ended December 31,
                                                              -----------------------------
                                                                2011       2010      2009
                                                              --------   --------   -------
                                                                      (In millions)
U.S. federal income tax expense (benefit) at statutory rate  $   (119)   $     50   $  (100)
Adjustments:
  Valuation allowance                                            (164)         76        23
  State income taxes (net of federal benefit)                      72         (58)       (4)
  Separate account dividends received deduction                   (19)        (18)      (41)
  Tax credits                                                      (5)         (4)       (7)
  Adjustment to prior year tax liability (a)                        -           7        10
  Goodwill                                                          -           -         3
  Other, net                                                       10           2         1
                                                             --------    --------   -------
 Total income tax expense (benefit)                          $   (225)   $     55   $  (115)
                                                             ========    ========   =======

(a) In 2011, 2010 and 2009, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

12.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

                                                                                     2011       2010
                                                                                   --------   -------
                                                                                         (In millions)
Deferred Tax Liabilities:
  Deferred policy acquisition costs and deferred sales inducements                 $  (174)  $  (207)
  Net unrealized gains on fixed maturity and equity securities available for sale      (30)      (18)
  Partnership income                                                                    (8)       (3)
  Other liabilities                                                                     (7)       (2)
                                                                                   -------   -------
    Deferred tax liabilities                                                          (219)     (230)
                                                                                   -------   -------

Deferred Tax Assets:
  Basis differential in investments                                                     86        80
  Policy reserves                                                                      428       200
  Capital loss carryforward - Federal                                                  140       156
  State income taxes and net operating loss                                              9        78
  Foreign tax credit                                                                    18        13
  Other assets                                                                          34        22
                                                                                   -------   -------
    Deferred tax assets                                                                715       549
  Valuation allowance                                                                 (148)     (312)
                                                                                   -------   -------
    Total deferred tax assets                                                          567       237
                                                                                   -------   -------
  Net deferred tax asset                                                           $   348   $     7
                                                                                   =======   =======

The following table presents tax losses and credits carryforwards as of December 31, 2011 on a tax return basis:

                                                                  Tax
                                                Gross          Effected    Expiration Periods
                                            --------------  -------------  ------------------
                                                     (In millions)
Federal capital loss carryforwards          $          400  $         140      2013 - 2014
State capital loss carryforwards                        50              3      2014 - 2019
State net operating loss carryforwards                  49              3      2011 - 2029
Foreign tax credit carryforwards                        --             18      2018 - 2021
                                            --------------  -------------
Total tax losses and credits carryforwards  $          499  $         164
                                            ==============  =============

The Company has recorded a full valuation allowance against the capital loss carryforwards and the state net operating loss carryforwards described in the above table.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $715 million and concluded that a $148 million valuation allowance was required to reduce the deferred tax asset at December 31, 2011 to an amount the Company believes is more likely than not to be realized.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of AIG, the continuing earnings strength of the businesses AIG intends to retain and AIG's completion of its recapitalization and the wind-down of the certain financial product portfolios, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                         2011     2010
                                                        ------   ------
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period  $   24   $   17
  Increases in tax positions for prior years                --        7
                                                        ------   ------
Gross unrecognized tax benefits at end of period        $   24   $   24
                                                        ======   ======

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2011, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2011 and 2010, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $24 million respectively. As of December 31, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $24 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2011 and 2010, the Company had a receivable of $1.0 million and $0.5 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2011 and 2010, the Company had recognized an expense of $0.5 million and $1.4 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.


13. RELATED PARTY TRANSACTIONS

13.1 EVENTS RELATED TO AIG

On January 14, 2011 ("Closing"), AIG completed a series of integrated transactions to recapitalize AIG with the Department of the Treasury, and the New York Fed and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury ("Trust"), including the repayment of all amounts owed under the Credit Agreement, dated as of September 22, 2008. At the Closing, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. The funds for the repayment came from the net cash proceeds from AIG's sale of 67 percent of the ordinary shares of AIA Group Limited ("AIA") in its initial public offering and from AIG's sale of American Life Insurance Company ("ALICO") in 2010.

Additional information on AIG is publicly available in its regulatory filings with the SEC which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

13.2 OTHER RELATED PARTY TRANSACTIONS

SHORT-TERM FINANCING AGREEMENTS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, The United States Life Insurance Company in the City of New York ("USL") (as successor by the merger of First SunAmerica Life Insurance Company ("FSA") with and into USL, whereby the Company has the right to borrow up to $15 million from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL (as successor by the merger of FSA with and into USL), dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2011 and 2010.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2011 and 2010.

OPERATING AGREEMENTS

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $35.5 million, $32.3 million and $29.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 10 percent, 15 percent and 22 percent of premiums received in 2011, 2010 and 2009, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 14 percent, 16 percent and 18 percent of sales in 2011, 2010 and 2009, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with USL (as successor by merger of FSA into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.3 million, $2.1 million and $1.8 million in 2011, 2010 and 2009, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $14.4 million, $13.2 million and $11.1 million in 2011, 2010 and 2009, respectively, and are net of certain administrative costs incurred by VALIC of $4.1 million, $3.8 million and $3.2 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to AIG. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $2.2 million and $ 9.4 million for 2011 and 2010, respectively, and amounts paid for such services were $117.7 million for 2009. Netted in the amount for 2011 was $20.4 million paid to AIG for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $72.5 million, $62.8 million and $43.2 million in 2011, 2010 and 2009, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.4 million, $0.3 million and $0.4 million in 2011, 2010 and 2009, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an amended and restated Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $0.6 million, $1.7 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

AMERICAN HOME GUARANTEE

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

CAPITAL MAINTENANCE AGREEMENT

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

14. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15. SUBSEQUENT EVENTS

FIXED MATURITY SECURITIES, TRADING

Through a series of transactions that occurred during the three month period ending March 31, 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving a principal payment of $3.2 million on March 1, 2012 and an additional cash receipt of $20.1 million on March 15, 2012 from ML II that consisted of $11.6 million, $1.7 million, and $6.8 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's interest in ML II.

The total amount received of $23.3 million by the Company from ML II was remitted as a return of capital to its Parent and ultimately remitted to AIG.

OTHER MATTERS

On December 31, 2012, the Company intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. AGL is also an indirect, wholly owned subsidiary of AIG. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments.

                         AMERICAN HOME ASSURANCE COMPANY


                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                         AMERICAN HOME ASSURANCE COMPANY


                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009


                                TABLE OF CONTENTS


Report of Independent Auditors...........................................................................2

Statements of Admitted Assets............................................................................3

Statements of Liabilities, Capital and Surplus...........................................................4

Statements of Operations and Changes in Capital and Surplus..............................................5

Statements of Cash Flow..................................................................................6

Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies.....................7

Note 2 - Accounting Adjustments to Statutory Basis Financial Statements.................................20

Note 3 - Investments....................................................................................25

Note 4 - Reserves for Losses and LAE....................................................................37

Note 5 - Related Party Transactions.....................................................................43

Note 6 - Reinsurance....................................................................................52

Note 7 - Deposit Accounting Assets and Liabilities......................................................58

Note 8 - Federal Income Taxes...........................................................................60

Note 9 - Pension Plans and Deferred Compensation Arrangements...........................................69

Note 10 - Capital and Surplus and Dividend Restrictions.................................................73

Note 11 - Contingencies.................................................................................75

Note 12 - Other Significant Matters.....................................................................89

Note 13 - Subsequent Events.............................................................................91

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholders of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years then ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years then ended December 31, 2011, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

April 25, 2012
New York, New York

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2011 AND 2010
                                 (000'S OMITTED)


------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                                      2011            2010
------------------------------------------------------------------------------------------------------------------

Cash and invested assets:
   Bonds, primarily at amortized cost (fair value:
    2011 - $18,504,022; 2010 - $15,493,142)                                         $  17,761,724  $  15,148,888
   Stocks:
   Common stocks, at fair value adjusted for non-admitted assets
    (cost: 2011 - $63,353; 2010 - $371,153)                                                84,263        397,460
   Preferred stocks, primarily at fair value
    (cost: 2011 - $0; 2010 - $79,211)                                                           -         90,886
   Other invested assets (cost: 2011 - $1,196,504; 2010 - $1,361,568)                   1,440,576      1,574,423
   Derivatives                                                                              1,690              -
   Short-term investments, at amortized cost (approximates fair value)                    377,947      2,439,897
   Cash and cash equivalents                                                               68,584        181,013
   Receivable for securities and other                                                        491          1,146
------------------------------------------------------------------------------------------------------------------
        TOTAL CASH AND INVESTED ASSETS                                                 19,735,275     19,833,713
------------------------------------------------------------------------------------------------------------------


Investment income due and accrued                                                         185,393        189,859
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                       461,753        425,340
   Premiums and installments booked but deferred and not yet due                          344,024        409,915
   Accrued retrospective premiums                                                       1,377,347      1,447,644
Amounts billed and receivable from high deductible policies                                38,112         32,948
Reinsurance recoverable on loss payments                                                  397,299        433,305
Funds held by or deposited with reinsurers                                                 71,893         41,961
Net deferred tax assets                                                                   691,892        782,765
Equities in underwriting pools and associations                                           266,934        544,719
Receivables from parent, subsidiaries and affiliates                                       13,330      1,992,253
Other admitted assets                                                                     317,020        282,173
------------------------------------------------------------------------------------------------------------------

        TOTAL ADMITTED ASSETS                                                       $  23,900,272  $  26,416,595
==================================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY


                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2011 AND 2010
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                           2011           2010
------------------------------------------------------------------------------------------------------

                                         LIABILITIES


Reserves for losses and loss adjustment expenses                       $   12,466,514   $  14,383,093
Unearned premium reserves                                                   2,843,572       3,213,423
Commissions, premium taxes, and other expenses payable                        314,840         237,988
Reinsurance payable on paid loss and loss adjustment expenses                  83,233         155,082
Current federal taxes payable to parent                                        23,930          60,666
Funds held by company under reinsurance treaties                            1,196,004         136,869
Provision for reinsurance                                                      78,525          99,443
Ceded reinsurance premiums payable, net of ceding commissions                 388,540         405,324
Deposit accounting liabilities                                                 97,625         189,891
Deposit accounting liabilities - funds held                                     4,848             990
Collateral deposit liability                                                  364,039         404,450
Payable to parent, subsidiaries and affiliates                                 46,427         204,326
Derivatives                                                                         -           4,250
Other liabilities                                                             324,872         247,701
------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                        18,232,969      19,743,496
------------------------------------------------------------------------------------------------------

                                     CAPITAL AND SURPLUS


Common capital stock, par value: (2011 - $11.51; 2010 - $15.00),
  1,758,158 shares authorized, 1,695,054 shares issued and
outstanding                                                                    19,504          25,426
Capital in excess of par value                                              4,689,192       6,034,992
Unassigned surplus                                                            507,717         351,265
Special surplus tax - SSAP 10R                                                450,661         260,922
Special surplus funds from retroactive reinsurance                                229             494
------------------------------------------------------------------------------------------------------
  TOTAL CAPITAL AND SURPLUS                                                 5,667,303       6,673,099
------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES, CAPITAL, AND SURPLUS                              $   23,900,272   $  26,416,595
======================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

           STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (000'S OMITTED)

---------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                      2011            2010           2009
---------------------------------------------------------------------------------------------------------------
                                         STATEMENTS OF OPERATIONS
Underwriting income:
  Premiums earned                                                $    5,682,158  $    5,648,764  $   6,354,545
---------------------------------------------------------------------------------------------------------------
Underwriting deductions:
  Losses incurred                                                     3,932,805       5,066,245      4,699,991
  Loss adjustment expenses incurred                                     611,264         912,853        768,136
  Other underwriting expenses incurred                                1,668,713       1,674,370      1,646,098
---------------------------------------------------------------------------------------------------------------
Total underwriting deductions                                         6,212,782       7,653,468      7,114,225
---------------------------------------------------------------------------------------------------------------
Net underwriting loss                                                  (530,624)     (2,004,704)      (759,680)
---------------------------------------------------------------------------------------------------------------

Investment income:
  Net investment income earned                                          800,175         769,130        791,263
  Net realized capital gains (net of capital gains taxes:
  2011 - $90,032; 2010 - $169,323; 2009 - $57,389)                      166,901         294,941         93,056
---------------------------------------------------------------------------------------------------------------
Net investment gains                                                    967,076       1,064,071        884,319
---------------------------------------------------------------------------------------------------------------

Net loss from agents' or premium balances charged-off                   (16,296)        (30,549)       (25,860)
Finance and service charges not included in premiums                          -               -          4,596
Other (expense) income                                                  (29,775)         52,746         24,110
---------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL          390,381        (918,436)       127,485
INCOME TAXES
Federal income tax benefit                                             (104,195)       (141,920)      (122,307)
---------------------------------------------------------------------------------------------------------------
    NET INCOME (LOSS)                                            $      494,576  $     (776,516) $     249,792
===============================================================================================================
                                      CHANGES IN CAPITAL AND SURPLUS

Capital and surplus, as of December 31, previous year            $    6,673,099  $    5,872,354  $   5,413,173
  Adjustment to beginning surplus                                        26,048         (28,355)       (32,602)
---------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1,                                 6,699,147       5,843,999      5,380,571

Changes in accounting principles (refer to Note 2)
    Adoption of SSAP 10R                                                      -               -        272,916
    Adoption of SSAP 43R                                                      -               -        (12,429)
Other changes in capital and surplus:
  Net income (loss)                                                     494,576        (776,516)       249,792
   Change in net unrealized capital gains (net of capital
    gains taxes: 2011 - $3,008; 2010 - $110,099; 2009 -
        $202,913)                                                        44,397        (161,330)      (113,064)
    Change in net deferred income tax                                   659,647        (396,374)        59,354
    Change in non-admitted assets                                      (926,257)        513,237       (318,767)
    Change in SSAP 10R                                                  189,739         (11,994)             -
    Change in provision for reinsurance                                  20,918         (10,819)         6,968
    Capital contribution                                                 67,381       1,947,275        343,286
    Return of capital                                                (1,414,078)              -              -
    Change in par value of common stock                                  (5,922)              -              -
    Dividends to stockholder                                           (137,458)       (301,343)             -
    Other surplus adjustments                                            (3,246)          1,494         (7,211)
    Foreign exchange translation                                        (21,541)         25,470         10,938
---------------------------------------------------------------------------------------------------------------
    Total changes in capital and surplus                             (1,031,844)        829,100        231,296
---------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                          $    5,667,303  $    6,673,099  $   5,872,354
===============================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (000'S OMITTED)

----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                                2011           2010          2009
----------------------------------------------------------------------------------------------------------------------
                                                     CASH FROM OPERATIONS
Premiums collected, net of reinsurance                                     $   5,411,186  $   5,414,448  $  6,306,324
Net investment income                                                            779,881        851,466       743,343
Miscellaneous (expense) income                                                   (86,020)        16,466        (2,769)
----------------------------------------------------------------------------------------------------------------------
  SUB-TOTAL                                                                    6,105,047      6,282,380     7,046,898

Benefit and loss related payments                                              3,905,372      4,340,008     4,597,184
Payment to an affiliate under the asbestos loss portfolio transfer               783,818             -             -
Commission and other expense paid                                              2,363,249      2,416,351     2,520,462
Dividends paid to policyholders                                                       -              -            233
Federal and foreign income taxes paid (recovered)                                 28,206       (370,410)     (296,845)
----------------------------------------------------------------------------------------------------------------------

  NET CASH (USED IN) PROVIDED FROM OPERATIONS                                   (975,598)      (103,569)      225,864
----------------------------------------------------------------------------------------------------------------------
                              CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
  Bonds                                                                        4,992,080      5,421,569     4,332,397
  Stocks                                                                         545,819      1,385,481     1,731,884
  Other                                                                          392,513        130,972       222,781
----------------------------------------------------------------------------------------------------------------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID                     5,930,412      6,938,022     6,287,062
----------------------------------------------------------------------------------------------------------------------

Cost of investments acquired:
  Bonds                                                                        7,448,761      4,509,137     6,666,144
  Stocks                                                                           9,769        622,754       496,025
  Other                                                                          250,178        240,465       107,966
----------------------------------------------------------------------------------------------------------------------
  TOTAL COST OF INVESTMENT ACQUIRED                                            7,708,708      5,372,356     7,270,135
----------------------------------------------------------------------------------------------------------------------
  NET CASH (USED IN) PROVIDED FROM INVESTING  ACTIVITIES                      (1,778,296)     1,565,666      (983,073)
----------------------------------------------------------------------------------------------------------------------

                  CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Capital contribution                                                           1,942,747              -        91,418
Return of capital                                                             (1,414,078)             -            -
Change in par value of common stock                                               (5,922)             -            -
Dividends to stockholder                                                        (110,000)      (301,343)           -
Intercompany receivable and payable, net                                        (116,100)       169,364       771,557
Net deposit on deposit-type contracts and other insurance                         (1,723)        13,312        74,417
Equities in underwriting pools and association                                   356,715          6,643       125,605
Collateral deposit liability                                                     (40,411)       (13,384)       31,448
Other                                                                            (31,713)      (103,508)      (26,266)
----------------------------------------------------------------------------------------------------------------------

  NET CASH PROVIDED FROM (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES        579,515       (228,916)    1,068,179
----------------------------------------------------------------------------------------------------------------------

  NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                               (2,174,379)     1,233,181       310,970
Cash and short-term investments:
  Beginning of year                                                            2,620,910      1,387,729     1,076,759
----------------------------------------------------------------------------------------------------------------------
  END OF YEAR                                                              $     446,531  $   2,620,910  $  1,387,729
======================================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S., Inc., a Delaware corporation, which is in turn owned by Chartis, Inc. (Chartis), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Note 5 for information about recent developments regarding AIG and Chartis, Inc.

     Chartis conducts the general insurance operations of AIG. Chartis presents its financial information in two operating segments -- commercial insurance and consumer insurance - with the supporting claims, actuarial, and underwriting disciplines integrated into these two major business segments.

     On January 17, 2012, Chartis announced that it had aligned its geographic structure to enhance execution of its commercial and consumer strategies and to add greater focus on its growth economies initiatives. Under this framework, Chartis is organized under three major geographic areas: the Americas, Asia and EMEA (Europe, Middle East and Africa). Previously, Chartis was organized in four geographic areas: the United States & Canada, Europe, the Far East, and Growth Economies (primarily consisting of Asia Pacific, the Middle East, and Latin America). This had no impact on the Company.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk solution operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

     The Company remains diversified both in terms of classes of business and geographic locations. For calendar year 2011, 21.9 percent of its net premiums written represented workers' compensation business. Relative to geographic location, 86.4 percent of the Company's direct premiums written were foreign sourced, the majority of which was Japan based. U.S. resident business accounted for 13.6 percent of the Company's direct writings. No state accounted for more than 5.0 percent of such premiums.

     The Company is party to that certain Amended and Restated Inter-company Pooling Agreement, dated October 1, 2011 among the companies listed below (the Admitted Pooling Agreement), which nine companies are each a member of the Admitted Companies Pool (the Admitted Pool) governed by the Admitted Pooling Agreement. The changes to the Admitted Companies Pooling Agreement were not material and were intended to clarify certain provisions and to consolidate and modernize the 1978 agreement with 14 addenda into one document. The

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     member  companies,  their National  Association of Insurance  Commissioners
     (NAIC) company codes, inter-company pooling percentages and states of domicile are as follows:

                                                                                   POOL
                                                                       NAIC    PARTICIPATION    STATE OF
    COMPANY                                                           CO CODE    PERCENTAGE     DOMICILE
    --------                                                          -------  -------------  -------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. (National Union)*  19445        38%       Pennsylvania
(2) American Home                                                      19380        36%         New York
(3) Commerce and Industry Insurance Company  (C&I)                     19410        11%         New York
(4) Chartis Property Casualty Company (Chartis PC)                     19402         5%       Pennsylvania
(5) New Hampshire Insurance Company (New Hampshire)                    23841         5%       Pennsylvania
(6) The Insurance Company of the State of Pennsylvania (ISOP)          19429         5%       Pennsylvania
(7) Chartis Casualty Company                                           40258         0%       Pennsylvania
(8) Granite State Insurance Company                                    23809         0%       Pennsylvania
(9) Illinois National Insurance Co.                                    23817         0%         Illinois
* Lead Company

      The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association (the Association).

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with AIG and affiliates and participates in the Admitted Pool. Refer to Note 5 for additional information.

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (formerly the Insurance Department of the State of New York) (NY SAP).

      NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The NAIC's Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The Superintendent of the New York State Department of Financial Services (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

      A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

-------------------------------------------------------------------------------------------------
DECEMBER 31,                                                2011           2010         2009
-------------------------------------------------------------------------------------------------
Net income (loss) , NY SAP                              $    494,576  $   (776,516) $    249,792
State prescribed practices - addition (deduction):
  Non-tabular discounting                                     60,114       (27,631)      (89,222)
-------------------------------------------------------------------------------------------------
NET INCOME (LOSS), NAIC SAP                             $    554,690  $   (804,147) $    160,570
==================================================================================================
Statutory surplus, NY SAP                               $  5,667,303  $  6,673,099  $  5,872,354
State prescribed or permitted practices - (charge):
  Non-tabular discounting                                   (384,510)     (444,624)     (416,993)
  Credits for reinsurance                                    (94,824)     (172,413)     (190,105)
-------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NAIC SAP                             $  5,187,969  $  6,056,062  $  5,265,256
==================================================================================================

      With the concurrence of the New York State Department of Financial Services (NY DFS), the Company has discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

      The use of all the aforementioned prescribed practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2011, 2010 and 2009 reporting periods.

      STATUTORY   ACCOUNTING   PRACTICES  AND  GENERALLY   ACCEPTED   ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Under GAAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b.    Statutory  basis  adjustments,   such  as  non-admitted  assets  and
            unauthorized reinsurance, are restored to surplus;

      c. The equity in earnings of affiliates with ownership between 20.0 percent and 50.0 percent is included in net income, and investments in subsidiaries with greater than 50.0 percent ownership are consolidated;

      d. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

      e. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading and fair value option securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      f. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      g. Insurance and reinsurance contracts recorded as retroactive require the deferral and amortization of accounting gains over the settlement period of the ceded claim recoveries. Losses are recognized in the Statements of Operations;

      h. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the Statements of Operations;

      i. For structured settlements in which the reporting entity has not been legally released from its obligation with the claimant (i.e. remains as the primary obligor), GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity and to present an asset for the amounts to be recovered from such annuities;

      j. Entities termed variable interest entities (VIEs) in which equity investors do not have the characteristics of controlling interest, or do not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties, are subject to consolidation by the entity that will absorb the majority of the VIE's expected losses or residual returns, if they occur;

      k. Investments in limited partnerships, hedge funds and private equity interests over which the Company has influence are accounted for using the equity method with changes in interest included in net realized

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            investment gains. Interest over which the Company does not have influence are reported, net of tax, as a component of accumulated other comprehensive income in shareholder's equity; and

      l. The statement of cash flow defers in certain respects from the presentation required under NAIC, including the presentation of changes in cash and cash equivalents.

      Under NAIC SAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

      b.    Statutory  basis  adjustments,   such  as  non-admitted  assets  and
            unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

      d. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      e. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or fair value;

      f. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      g. Insurance and reinsurance contracts recorded as retroactive receive special accounting treatment. Gains and losses are recognized in the Statements of Operations and surplus is segregated to the extent gains are recognized. Certain retroactive intercompany reinsurance contracts are accounted for as prospective reinsurance if there is no gain in surplus as a result of the transaction;

      h. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance;

      i. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity;

      j.    NAIC SAP does not require consolidation of VIEs;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      k. Investments in partnerships, hedge funds and private equity interests are carried at the underlying GAAP equity with results from operations reflected in unrealized gains and losses in the Statements of Changes in Capital and Surplus; and

      l. The statutory statement of cash flow defers in certain respects from the GAAP presentation, including the presentation of changes in cash and short term investments instead of cash equivalents and certain miscellaneous sources are excluded from operational cash flows.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.


      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. NY SAP also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

      Invested Assets: The Company's invested assets are accounted for as follows:

      o Cash, Cash Equivalents and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates fair value (as designated by the NAIC Capital Markets and Investment Analysis Office formerly known as NAIC Securities Valuation Office). Cash is in a negative position when outstanding checks exceed cash-on-hand in operating bank accounts. The Company maximizes its investment return by investing a significant amount of cash-on-hand in short term investments. Short term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short term investments. As required by the NAIC SAP, the negative cash balance is presented as an asset. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both (a) readily convertible to known amounts of cash, and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

      o Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or fair value. Bonds that have not been filed with the NAIC Capital Markets and Investment Analysis Office within one year of purchase receive a "6*" rating and are carried at zero value, with a charge to unrealized investment loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            Bonds filed with the NAIC Capital Markets and Investment Analysis Office which receive a "6*" can carry a value greater than zero. If a bond is determined to have an other-than-temporary impairment
            (OTTI) in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains (Losses) as a realized loss.

            In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of future estimated cash flows.

            Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2011 and 2010, the fair value of the Company's loan-backed and structured securities approximated $3,936,226 and $597,315, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

            As described in Note 2 - Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP No. 43R (Revised), Loan-backed and Structured Securities (SSAP 43R). Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

      o Common and Preferred Stocks: Unaffiliated common stocks are carried principally at fair value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at fair value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100 percent mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or fair value.

            Investments in non-publicly traded affiliates are recorded based on the underlying audited equity of the respective entity's financial statements. The Company's share of undistributed earnings and losses of the affiliates are reported in the Unassigned Surplus as unrealized gains and losses.

      o Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Losses) as a realized loss. Investments in collateral loans are carried at their outstanding principal balance plus related accrued interest, less impairments, if any, and are admitted assets to the extent the fair value of the underlying collateral value equals or exceeds 100 percent of the recorded loan balance.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      o Derivatives: The fair values of derivatives are determined using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company's cross-currency swaps are accounted for under SSAP No. 86, entitled "Accounting for Derivative Instruments and Hedging Transactions" (SSAP 86). None of the cross-currency swaps meet the hedging requirements under SSAP 86, and therefore the change in fair value of such derivatives are recorded as unrealized gains or losses in Unassigned Surplus in the Statements of Operations and Changes in Capital and Surplus. When the contract expires, realized gains and losses are recorded in investment income.

      o Net Investment Gains: Net investment gains consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

            Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2011 and 2010, no material amount of investment income due and accrued was determined to be uncollectible or non-admitted.

      o Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at fair value, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to Unassigned Surplus.

     Other Than Temporary Impairment:

     The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of their investment portfolio.

     The Company's policy for determining OTTI has been established in accordance with the prescribed NAIC SAP guidance, including SSAP 43R, SSAP No. 26 - Bonds, Excluding Loan Backed and Structured Securities, SSAP No 30 - Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities), SSAP No 48 -- Joint Ventures, Partnerships and Limited Liability Companies, and INT 06-07 Definition of Phrase "Other Than Temporary".

     For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. If a bond is determined to have OTTI in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Losses. In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

            - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

            -     The  Company  may  not  realize  a  full   recovery  on  their
                  investment, irrespective of the occurrence of one of the foregoing events.

      Common and preferred stock investments whose fair value is less than their book value for a period greater than twelve months are considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

            -     The  Company  may  not  realize  a  full   recovery  on  their
                  investment;

            -     Fundamental credit issues of the issuer;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Limited partnership investments whose fair value is less than its book value for a period greater than twelve months with a significant unrealized loss are considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider include:

            - An order of liquidation or other fundamental credit issues with the partnership;

            - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

            - Evaluation of the current stage of the life cycle of the investment;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

      Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospectively rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to written and earned premiums. The Company establishes non-admitted assets for 100 percent of amounts recoverable where any agent's balance or uncollected premium has been classified as non-admitted and thereafter for 10 percent of any amounts recoverable not offset by retrospectively return premiums or collateral. At December 31, 2011 and 2010, accrued premiums related to the Company's retrospectively rated return contracts amounted to $1,377,347 and $1,447,644, respectively, net of non-admitted premium balances of $58,213 and $55,910, respectively.

      Net written premiums that were subject to retrospective rating features were as follows:

      --------------------------------------------------------------------------
      For the years ended December 31,           2011         2010        2009
      --------------------------------------------------------------------------
      Net written premiums subject to
        retrospectively rated premiums        $  350,717   $  522,917  $ 526,445
      Percentage of total net written
        premiums                                     6.6%        10.1%       8.7%
      --------------------------------------------------------------------------

      Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts -- Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0 percent of this excess amount) is recorded.

      In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its unearned premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

      For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

      For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original warranty provided by the equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

      Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

      Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the
      Statements of Operations and Changes in Capital and Surplus as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

      Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62R, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY DFS; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts provided by the reinsurer) meets all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the Statements of Operations and Changes in Capital and Surplus.

      High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2011 and 2010, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,698,960 and $3,637,096, respectively.

      The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2011 and 2010, the net amount billed and recoverable on paid claims was $63,117 and $66,818, respectively, of which $25,005 and $33,870, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

      Foreign Property Casualty Business: As agreed with the NY DFS, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the
      Statements of Operations and Changes in Capital and Surplus its participation in the results of underwriting and investment income; and,
      (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62R, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

      Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

      The Company discounts its loss reserves on workers' compensation claims as follows:

      The calculation of the Company's workers' compensation tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5 percent interest rate. As of December 31, 2011 and 2010, the Company's tabular discount amounted to $202,786 and $284,288, respectively, all of which were applied against the Company's case reserves.

      The calculation of the Company's workers' compensation non-tabular discount is based upon the Company's own payout pattern and a 5.0 percent interest rate as prescribed by NY SAP. As of December 31, 2011 and 2010, the Company's non-tabular discount amounted to $384,510 and $444,624, respectively, all of which were applied against the Company's case reserves. As of December 31, 2011 and 2010, the discounted reserves for losses (net of reinsurance) were $1,704,799 and $1,770,687, respectively.

      Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in Other Income in the Statements of Operations and Changes in Capital and Surplus.

      Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

      Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

      Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Non-Admitted Assets: Certain assets, principally electronic data processing (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the NY DFS requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. For the years ended December 31, 2011 and 2010, depreciation and amortization expense amounted to $14,394 and $18,468, and accumulated depreciation as of
      December   31,  2011  and  2010   amounted  to  $153,908   and   $139,515,
      respectively.

      Reclassifications: Certain balances contained in the 2010 and 2009 financial statements have been reclassified to conform to the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   CHANGE IN ACCOUNTING PRINCIPLES:

In 2011, the Company adopted the following change in accounting principles:

SSAP 35R

The Company adopted SSAP 35 -- Revised - Guaranty Fund and Other Assessments (SSAP 35R) effective for the reporting period beginning January 1, 2011. Under the new guidance, entities subject to assessments would recognize liabilities only when all of the following conditions would be met:

      1. An assessment has been imposed or information available prior to the issuance of the statutory financial statements indicates that it is probable that an assessment will be imposed;

      2. The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the statutory financial statements; and

      3.    The amount of the assessment can be reasonably estimated.

For premium based assessments, the amount to be accrued would be based only on current year premiums written and not estimated future premiums written.

Under SSAP 35R, accounting for guaranty fund assessments would be determined in accordance with the type of guaranty fund assessment imposed. Additionally, SSAP 35R allows the anticipated recoverables from policy surcharges and premium tax offsets from accrued liability assessments to be an admitted asset.

The adoption of SSAP 35R did not impact the Company's surplus as the accrual was consistent with the new guidelines.

In 2010, the Company adopted the following change in accounting principles:

SSAP 100

The Company adopted SSAP No. 100, Fair Value Measurements (SSAP 100), effective for reporting periods ending December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. There were no changes in surplus as a result of this adoption.

In 2009, the Company adopted the following changes in accounting principles:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 statutory-basis financial statements, net of the related tax effect:

                                                        Direct (Charge) or
                                                             Credit to
                                                        Unassigned Surplus
                                                       -------------------

Gross cumulative effect adjustment (CEA)
- Net increase in the amortized cost of
loan-backed and structured
securities at adoption                                 $          (19,122)

Deferred tax on gross CEA                                           6,693
                                                       -------------------

Net cumulative effect of Change in Accounting
Principle included in the Statement of Capital
and Surplus                                            $          (12,429)
                                                       ===================

SSAP 10R

On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R.

B.    OTHER ADJUSTMENTS TO SURPLUS:

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the Assets, Liabilities, and Capital and Surplus as reported in the Company's 2010, 2009 and 2008 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an adjustment to Unassigned Surplus as of January 1, 2011, 2010 and 2009. The impact of these adjustments on policyholder surplus as of January 1, 2011, 2010 and 2009 is as follows:

----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS        ASSETS        TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                   $   6,673,099  $  26,416,595    $    19,743,496
Adjustments to beginning Capital and Surplus:
   Asset realization (includes $897 of deemed capital
    contribution)                                                     47,679         47,679                -
   Liability correction                                              (23,911)           -               23,911
   Income taxes                                                        2,280          2,280                -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS             26,048         49,959             23,911
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2011, AS ADJUSTED                        $   6,699,147  $  26,466,554    $    19,767,407
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization - The increase in net admitted assets is primarily the result of: (a) a pooling correction in equities and deposits in pools and associations;
(b) an adjustment of an intangible asset; and (c) miscellaneous reserve adjustments; partially offset by (d) a miscellaneous non-admitted asset adjustment; (e) a correction of non-admitted assets related to retro premium and high deductible recoverable; and (f) other small miscellaneous adjustments.

Liability correction - The increase in total liabilities is primarily the result of: (a) an increase in IBNR as a result of the reversal of asbestos reserves related to coverage in place agreements; and (b) adjustment of paid losses and loss reserves; partially offset by (c) miscellaneous reserve adjustments; and
(d) other small miscellaneous adjustments.

Income taxes - The increase in taxes is primarily the result of: (a) adjustments to the current tax assets and tax liabilities, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009                                   $   5,872,354  $   25,002,928  $      19,130,574
Adjustments to beginning Capital and Surplus:
    Asset realization                                                  2,147           2,147               -
    Liability correction                                             (23,800)            -               23,800
    Income taxes                                                      (6,702)         (6,702)              -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (28,355)         (4,555)            23,800
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2010, AS ADJUSTED                        $   5,843,999  $   24,998,373  $      19,154,374
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization - The increase in net admitted assets is primarily the result of (a) an increase in equities and deposits in pools and associations resulting from miscellaneous 2009 audit adjustments identified at the Association after the filing of the Company's 2009 financial statements; partially offset by (b) a decrease in miscellaneous accounts receivable that should have been recorded in prior periods; and (c) other small miscellaneous adjustments.

Liability correction - The increase in total liabilities is primarily the result of (a) an increase in loss reserves to correct prior year calculations related to insolvent reinsurers and commuted reinsurance agreements; (b) an increase in IBNR; (c) a correction of deposit liability balances; and (d) other small miscellaneous adjustments.

Income taxes - The (increase)/decrease in taxes is primarily the result of (a) adjustments to the deferred tax inventory, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008                                   $   5,413,173  $   25,417,968  $      20,004,795
Adjustments to beginning Capital and Surplus:
    Asset realization                                                 30,679          30,679                -
    Liability correction                                             (97,307)            -               97,307

    Federal income taxes (includes $5,044 of deemed capital
       contribution)                                                  34,026          34,026                -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (32,602)         64,705             97,307
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                        $   5,380,571  $   25,482,673  $      20,102,102
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset  realization - The increase in admitted assets is primarily the result of:
(a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


Liability  correction - The increase in  liabilities is primarily the result of:
(a) adjustments to historical carried case and unearned premium reserves; (b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (including reconciliation adjustments and insolvency/commutation write-offs).

Income taxes - The decrease in federal  income taxes is primarily the result of:
(a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in non-admitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying values and statutory fair values of the Company's financial instruments as of December 31, 2011 and 2010.

                                                     2011                         2010
----------------------------------------------------------------------------------------------------
                                           CARRYING       STATUTORY      CARRYING       STATUTORY
                                             VALUE        FAIR VALUE       VALUE        FAIR VALUE
---------------------------------------  -----------------------------------------------------------
Assets:
  Bonds                                  $  17,761,724  $  18,504,022  $  15,148,888  $  15,493,142
  Common stocks                                 84,263         84,263        397,460        397,460
  Preferred stocks                                   -              -         90,886         90,886
  Other invested assets                      1,440,576      1,440,576      1,574,423      1,574,423
  Derivative asset                               1,690          1,690              -              -
  Cash, cash equivalents and short-term
   investments                                 446,531        446,531      2,620,910      2,620,910
  Receivable for securities and other              491            491          1,146          1,146
  Equities in underwriting pools and
  associations                                 266,934        266,934        544,719        544,719
Liabilities:
  Derivative liability                   $           -  $           -  $       4,250  $       4,250
  Collateral deposit liability                 364,039        364,039        404,450        404,450
----------------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

      o The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or the NAIC Capital Markets and Investment Analysis Office, formerly known as NAIC Securities Valuation Office.

      o     The statutory  fair values of affiliated  common stocks are based on
            the  underlying   equity  of  the  respective   entity's   financial
            statements.

      o Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

      o The fair values of derivatives are valued using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.

      o The carrying value of all other financial instruments approximates fair value.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

The carrying values and fair values of the Company's bond investments as of December 31, 2011 and 2010 are outlined in the table below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
                                                                    CARRYING      UNREALIZED     UNREALIZED      FAIR
                                                                     VALUE *        GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2011
  U.S. governments                                                $  1,202,854   $     51,880   $        30   $  1,254,704
  All other governments                                                866,122         34,145         3,898        896,369
  States, territories and possessions                                1,773,975        155,847           -        1,929,822
  Political subdivisions of states, territories and possessions      2,172,432        156,627           352      2,328,707

  Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                       5,430,054        343,906        10,153      5,763,807
  Industrial and miscellaneous                                       6,316,287        169,838       155,512      6,330,613
---------------------------------------------------------------------------------------------------------------------------
     TOTAL BONDS, AS OF DECEMBER 31, 2011                         $ 17,761,724   $    912,243   $   169,945   $ 18,504,022
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS         GROSS
                                                                   CARRYING      UNREALIZED     UNREALIZED       FAIR
                                                                    VALUE *         GAINS         LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2010
  U.S. governments                                                $  1,305,760   $    15,665    $    8,631   $  1,312,794
  All other governments                                                567,033        17,293         1,187        583,139
  States, territories and possessions                                2,097,245       106,740         4,276      2,199,709
  Political subdivisions of states, territories and   possessions    2,808,873        95,840        13,723      2,890,990

  Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                       6,238,798       198,038        59,040      6,377,796
  Industrial and miscellaneous                                       2,131,179        58,156        60,621      2,128,714
---------------------------------------------------------------------------------------------------------------------------
     TOTAL BONDS, AS OF DECEMBER 31, 2010                         $ 15,148,888   $   491,732    $  147,478   $ 15,493,142
===========================================================================================================================

At December 31, 2011 the Company held hybrid securities with a fair value of $53,235 and carrying value of $52,281. At December 31, 2010 the fair value was $74,956 and the carrying value was $66,182. These securities are included in Industrial and miscellaneous.



--------------------
* Includes bonds with NAIC designation of 3 to 6 that are reported at the lower of amortized cost or fair value. As of December 31, 2011 and 2010, the carrying value of those bonds amounted to $318,273 and $136,966, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The carrying values and fair values of bonds at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.


-----------------------------------------------------------------------
                                             CARRYING
                                              VALUE*       FAIR VALUE
-----------------------------------------------------------------------
Due in one year or less                   $     470,555  $     472,304
Due after one year through five years         8,273,233      8,731,654
Due after five years through ten years        3,340,837      3,562,914
Due after ten years                           1,691,587      1,800,924
Structured securities                         3,985,512      3,936,226
-----------------------------------------------------------------------
 TOTAL BONDS                              $  17,761,724  $  18,504,022
=======================================================================


Proceeds from sales and gross realized gains and gross realized losses were as follows:


FOR THE YEARS ENDED DECEMBER 31,             2011                         2010                        2009
----------------------------------------------------------------------------------------------------------------------
                                                    EQUITY                     EQUITY                      EQUITY
                                      BONDS       SECURITIES       BONDS      SECURITIES      BONDS      SECURITIES
-------------------------------------------------------------  --------------------------- ---------------------------
Proceeds from sales               $   3,979,210  $   104,040   $  4,652,824  $  1,078,800  $  3,921,920  $  1,636,318
Gross realized gains                    168,725       14,425         99,350       536,459        36,760       628,427
Gross realized losses                    (9,904)        (363)       (28,656)      (15,017)      (46,196)     (225,886)
----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The cost, fair value and carrying value of the Company's common and preferred stocks as of December 31, 2011 and 2010 are set forth in the table below:

                                       DECEMBER 31, 2011
----------------------------------------------------------------------------------
                        COST OR     GROSS       GROSS
                      AMORTIZED   UNREALIZED  UNREALIZED     FAIR      CARRYING
                         COST       GAINS       LOSSES       VALUE       VALUE
----------------------------------------------------------------------------------
Common stocks:
 Affiliated           $   40,792  $   21,832  $    5,602  $   57,022  $   57,022
 Non-affiliated           22,561       6,312       1,632      27,241      27,241
----------------------------------------------------------------------------------
  TOTAL               $   63,353  $   28,144  $    7,234  $   84,263  $   84,263
==================================================================================

Preferred stocks:
 Non-affiliated       $        -  $        -  $        -  $        -  $        -
----------------------------------------------------------------------------------
  TOTAL               $     -     $     -     $     -     $    -      $     -
==================================================================================


                                      DECEMBER 31, 2010
----------------------------------------------------------------------------------
                        COST OR      GROSS      GROSS
                       AMORTIZED  UNREALIZED  UNREALIZED    FAIR       CARRYING
                         COST        GAINS      LOSSES      VALUE       VALUE
----------------------------------------------------------------------------------
Common stocks:
 Affiliated           $  339,955  $   33,987  $   16,219  $  357,723   $ 357,723
 Non-affiliated           31,198       8,867         328      39,737      39,737
----------------------------------------------------------------------------------
  TOTAL               $  371,153  $   42,854  $   16,547  $  397,460   $ 397,460
==================================================================================

Preferred stocks:
 Non-affiliated       $   79,211  $   11,675  $        -  $   90,886   $  90,886
----------------------------------------------------------------------------------
  TOTAL               $   79,211  $   11,675  $    -      $   90,886   $  90,886
==================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The fair value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2011 and 2010 is set forth in the table below:

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER            TOTAL
----------------------------------------------------------------------------------------------------------------
                                   FAIR      UNREALIZED        FAIR     UNREALIZED       FAIR        UNREALIZED
   DESCRIPTION OF SECURITIES       VALUE       LOSSES          VALUE      LOSSES         VALUE         LOSSES
---------------------------------------------------------   -----------------------   --------------------------
As of December 31, 2011:
  U. S. governments             $   101,528  $       30     $        -  $       -     $    101,528  $       30
  All other governments             125,873       2,625         16,280      1,273          142,153       3,898
  Political subdivisions of
  states, territories and
  possessions                        25,592         352              -          -           25,592         352
  Special revenue                   295,154         427         53,323      9,726          348,477      10,153
  Industrial and miscellaneous    2,107,765     120,975        274,131     34,537        2,381,896     155,512
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS                     2,655,912     124,409        343,734     45,536        2,999,646     169,945
  -------------------------------------------------------   -----------------------   --------------------------
  Affiliated                              -           -         20,584      5,602           20,584       5,602
  Non-affiliated                      4,075       1,328              -        304            4,075       1,632
  -------------------------------------------------------   -----------------------   --------------------------
  Common stock                        4,075       1,328         20,584      5,906           24,659       7,234
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL STOCKS                        4,075       1,328         20,584      5,906           24,659       7,234
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS AND STOCKS        $ 2,659,987  $  125,737     $  364,318  $  51,442     $  3,024,305  $  177,179
  =======================================================   =======================   ==========================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


                                  LESS THAN 12 MONTHS         12 MONTHS OR LONGER             TOTAL
----------------------------------------------------------------------------------------------------------------
                                   FAIR      UNREALIZED        FAIR     UNREALIZED       FAIR      UNREALIZED
   DESCRIPTION OF SECURITIES       VALUE       LOSSES          VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------   -----------------------   --------------------------
As of December 31, 2010:
  U. S. governments             $   349,766  $    8,631     $      -    $     -       $    349,766  $     8,631
  All other governments             117,994       1,187            -          -            117,994        1,187
  States, territories and
  possessions                       255,356       4,276            -          -            255,356        4,276
  Political subdivisions of
  states, territories and
  possessions                       661,980      13,723            -          -            661,980       13,723
  Special revenue                 1,542,522      44,779         80,600     14,261        1,623,122       59,040
  Industrial and miscellaneous      672,482      59,489          6,933      1,132          679,415       60,621
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS                     3,600,100     132,085         87,533     15,393        3,687,633      147,478
  -------------------------------------------------------   -----------------------   --------------------------
  Affiliated                        289,975      10,694         12,200      5,525          302,175       16,219
  Non-affiliated                        338          39            -          289              338          328
  -------------------------------------------------------   -----------------------   --------------------------
  Common stock                      290,313      10,733         12,200      5,814          302,513       16,547
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL STOCKS                      290,313      10,733         12,200      5,814          302,513       16,547
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS AND STOCKS        $ 3,890,413  $  142,818     $   99,733  $  21,207     $  3,990,146  $   164,025
  =======================================================   =======================   ==========================

The Company reported write-downs on its bond investments due to OTTI in fair value of $61,446, $49,894 and $38,733 in 2011, 2010 and 2009, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $0, $33,261 and $38,827 during 2011, 2010 and 2009, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company reported the following write-downs on its joint venture and partnership investments due to an OTTI in fair value:

--------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   2011       2010       2009
--------------------------------------------------------------------------------
General Atlantic Partners 82, L.P.               $  4,427   $      -   $       -
General Atlantic Partners 80, L.P.                  4,306          -           -
TH Lee Putnam Ventures, L.P.                        4,079          -           -
Sprout IX LP                                        1,988          -           -
Advanced Technology Ventures VI, L.P.               1,894          -           -
General Atlantic Partners 74, L.P.                      -     14,793           -
NEF Kamchia Co-Investment Fund, L.P.                    -     12,803           -
General Atlantic Partners 70, L.P.                      -     11,535           -
Prides Capital Fund I LP                                -     10,778           -
RH Fund 1, L.P.                                         -      6,940           -
General Atlantic Partners 77, L.P.                      -      6,326           -
AIG Black Sea Holding, L.P. (BTC Investment)            -          -      57,728
J.C. Flowers Fund II, L.P.                              -          -      20,286
Electra European Fund II                                -          -      17,266
Capvest Equity Partners, L.P.                           -          -      13,372
Valueact Capital Partners III                           -          -       8,811
Arrowpath Fund II, L.P.                                 -          -       4,973
AZ Auto Hldgs LLC                                       -          -       4,102
Brencourt Multi-Strategy, L.P.                          -          -       3,899
AIG Private Equity Portfolio, L.P.                      -          -       3,542
Blackstone Kalix Fund L.P.                              -          -       3,179
Meritage Private Equity Fund, L.P.                      -          -       1,239
Items less than $1.0 million                          750          -       2,255
--------------------------------------------------------------------------------
 TOTAL                                           $ 17,444   $ 63,175   $ 140,652
================================================================================

Securities carried at book adjusted carrying value of $1,316,565 and $1,363,230 were deposited with regulatory authorities as required by law as of December 31, 2011 and 2010, respectively.

During 2011, 2010 and 2009, included in Net Investment Income Earned were investment expenses of $27,606, $17,034 and $11,116, respectively and interest expense of $4, $348 and $9,737, respectively.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure fair value. Such levels are:

      - Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

      - Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

      - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks and Derivatives:

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses fair values for bonds, common stocks, preferred stocks and derivatives with NAIC ratings of 3 or below where fair value is less than amortized cost. When fair values are not available, fair values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement per SSAP 100 as of December 31, 2011 and 2010:

--------------------------------------------------------------------------
                                 DECEMBER 31, 2011
--------------------------------------------------------------------------
                       Level 1       Level 2       Level 3        Total
--------------------------------------------------------------------------
Bonds                 $       -     $  80,765     $  81,990     $  162,755
Common stocks            27,241             -             -         27,241
Preferred stocks              -             -             -              -
Derivative asset              -         1,690             -          1,690
--------------------------------------------------------------------------
Total                 $  27,241     $  82,455     $  81,990     $  191,686
==========================================================================

--------------------------------------------------------------------------
                                    DECEMBER 31, 2010
--------------------------------------------------------------------------
                       Level 1       Level 2       Level 3        Total
--------------------------------------------------------------------------
Bonds                 $      -      $   3,612     $   2,904     $    6,516
Common stocks            36,311         3,426            -          39,737
Preferred stocks             -         90,886            -          90,886
Derivative liability         -         (4,250)           -          (4,250)
--------------------------------------------------------------------------
Total                 $  36,311     $  93,674     $   2,904     $  132,889
==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



The following table presents changes during 2011 and 2010 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2011 and 2010 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2011 and 2010.

------------------------------------------------------------------------------------------------------------------------------
                                                           Net Realized and Unrealized    Unrealized  Purchases,
                                                          Gains (Losses) Included in Net   Gains        Sales,
                   Balance                                    Investment Income and       (Losses)    Issuances,   Balance at
                 Beginning of                                Realized Capital Gains      Included in Settlements, December 31,
                     Year     Transfers In Transfers Out           (Losses)                Surplus       Net         2011
------------------------------------------------------------------------------------------------------------------------------
Bonds            $      2,904 $     72,866 $      (3,014) $                        3,686 $    (5,172) $   10,720 $      81,990
Common stocks               -            -             -                               -           -           -             -
Preferred stocks            -            -             -                               -           -           -             -
------------------------------------------------------------------------------------------------------------------------------
Total            $      2,904 $     72,866 $      (3,014) $                        3,686 $    (5,172) $   10,720 $      81,990
==============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------
                                                           Net Realized and Unrealized    Unrealized  Purchases,
                                                          Gains (Losses) Included in Net   Gains        Sales,
                   Balance                                    Investment Income and       (Losses)    Issuances,   Balance at
                 Beginning of                                Realized Capital Gains      Included in Settlements, December 31,
                     Year     Transfers In Transfers Out           (Losses)                Surplus       Net         2010
------------------------------------------------------------------------------------------------------------------------------
Bonds            $     37,738 $      2,904 $     (32,212) $                       (8,652) $    10,049 $   (6,923) $      2,904
Common stocks              -            -             -                               -            -          -             -
Preferred stocks        2,905           -          (520)                              -           438     (2,823)           -
------------------------------------------------------------------------------------------------------------------------------
Total            $     40,643 $      2,904 $     (32,732) $                       (8,652) $    10,487 $   (9,746) $      2,904
==============================================================================================================================


Other Invested Assets:

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs due diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company did not have other invested assets measured at fair value on a non-recurring basis as of December 31, 2011 and 2010.

Loan-Backed and Structured Securities:

There was no OTTI recorded during the year for loan-backed and structured securities due to the Company's intent to sell or its inability or lack of intent to retain such securities.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


At December 31, 2011, the Company held loan-backed and structured securities for which it had recognized credit-related OTTI based on the fact that the present value of projected cash flows expected to be collected was less than the amortized cost of the securities.

---------------------------------------------------------------------------------
         BOOK/ADJUSTED
        CARRYING VALUE
        AMORTIZED COST  PRESENT VALUE OF
        BEFORE CURRENT   PROJECTED CASH   RECOGNIZED  AMORTIZED COST
          PERIOD OTTI        FLOWS           OTTI       AFTER OTTI     FAIR VALUE
---------------------------------------------------------------------------------
        $    1,564,984  $      1,516,679  $   48,305      $ 1,516,679 $ 1,440,301
=================================================================================


At December 31, 2011 and 2010, the Company held securities with unrealized losses (fair value is less than carrying value) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

---------------------------------------------------------------------------------------------------------------
                                           DECEMBER 31, 2011
---------------------------------------------------------------------------------------------------------------
                                             Less than 12           12 Months or
                                                Months                 Longer                    Total
---------------------------------------------------------------------------------------------------------------
                                                    Unrealized              Unrealized               Unrealized
Description of Securities              Fair Value     Losses    Fair Value     Losses   Fair Value     Losses
---------------------------------------------------------------------------------------------------------------
Loan-backed and structured securities  $ 1,805,059  $  100,010  $  270,280  $   33,244  $ 2,075,339   $ 133,254
---------------------------------------------------------------------------------------------------------------
Total temporarily impaired securities  $ 1,805,059  $  100,010  $  270,280  $   33,244  $ 2,075,339   $ 133,254
===============================================================================================================


---------------------------------------------------------------------------------------------------------------
                                           DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------
                                             Less than 12           12 Months or
                                                Months                 Longer                    Total
---------------------------------------------------------------------------------------------------------------
                                                    Unrealized              Unrealized               Unrealized
Description of Securities              Fair Value     Losses    Fair Value     Losses   Fair Value     Losses
---------------------------------------------------------------------------------------------------------------
Loan-backed and structured securities  $   572,376  $   58,253  $    6,298  $    1,130  $   578,674   $  59,383
---------------------------------------------------------------------------------------------------------------
Total temporarily impaired securities  $   572,376  $   58,253  $    6,298  $    1,130  $   578,674   $  59,383
===============================================================================================================


In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2010, the Company and certain of its affiliated insurance companies purchased various series of Class A Notes from Metropolis II, LLC (Metropolis). Each series of notes issued by Metropolis are collateralized by a single asset backed security (or in one series, four asset backed securities), primarily, collateralized loan obligations.

The Class A Notes were created as part of securitization transactions during 2010, in which the collateral was transferred to Metropolis by AIG Financial Products Corp. (AIG-FP), an affiliate of the Company, through one of AIG-FP's wholly-owned subsidiaries. In exchange for the underlying collateral, AIG-FP and its wholly-owned subsidiary received cash equal in amount to the purchase price of the Class A Notes, and Class B Notes issued by Metropolis as part of the series.

The Company's and its affiliated insurance companies' participation in the purchase of Class A Notes during 2010 is as follows (par and purchase price each converted to US dollars as of the acquisition date):

COMPANY                             PAR PURCHASED    PURCHASE PRICE
National Union                     $       852,455   $        808,335
American Home                              423,421            402,213
C&I                                        275,223            261,438
Lexington Insurance Company                423,421            402,213
Chartis Select Insurance Company           275,223            261,438
                                  ------------------------------------
        Total                      $     2,249,743   $      2,135,637
                                  ====================================

Of the thirteen Class A Notes issued by Metropolis and purchased by the Company and its affiliates, eight series are denominated in euros, the same currency as the collateral underlying that series. The Company and each of the affiliated insurance companies participating in the transactions entered into cross-currency swaps with AIG Markets, Inc. to hedge the foreign currency risk associated with the euro-denominated Class A Notes.

Pursuant to the Company's cross-currency swaps, the Company will periodically make payments in euros in exchange for a receipt of a payment in US dollars on fixed dates and fixed exchange rates. The Company is therefore exposed under this type of contract to fluctuations in value of the swaps due to changes in exchange rates. This exposure in the value of euro payments offsets the Company's exposure to changes in the value of euro receipts on the Metropolis Class A Notes discussed above.

Credit Risk: The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements: The Company is not subject to collateral requirements on the cross-currency swaps. On swap payment dates, the Company is required to make a payment in euros equal to the amount of euros physically received on the Metropolis Class A Notes.

The Company has determined that the cross-currency swaps do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, entitled Accounting for Derivative Instruments and Hedging Transactions. As a result, the Company's swap agreements are accounted for at fair value and the changes in fair value are recorded as unrealized gains or unrealized losses in the Statements of Operations and Changes in Capital and Surplus.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



The initial notional amount of each swap matched the par amounts of Class A Notes purchased. The notional amount on these swaps reduces over time, to match reductions in the par amounts of the related Class A Notes owned by the Company and its affiliates (e.g., resulting from principal repayments or sales). The aggregate outstanding notional amount of the swaps as of December 31, 2011 and 2010 was EUR 1,080,300 and EUR 1,252,015, respectively.

The following table summarizes the realized and unrealized capital gains or losses, the notional amount and the fair value of the cross-currency swaps held by the Company and its affiliates as of and for the years ended December 31, 2011 and 2010:

                                     AS OF DECEMBER 31, 2011        YEAR ENDED DECEMBER 31, 2011
                                  ---------------------------    ------------------------------------
                                    OUTSTANDING                                         UNREALIZED
                                      NOTIONAL      ESTIMATED    REALIZED CAPITAL     CAPITAL GAINS /
                                       AMOUNT      FAIR VALUE    GAINS / (LOSSES)        (LOSSES)
                                  ---------------------------    ------------------------------------
COMPANY
National Union                    EUR   434,192    $    2,509    $         (7,961)    $         2,509
American Home                           195,790         1,690              (4,985)              1,690
C&I                                     127,264         1,148              (2,789)              1,148
Lexington Insurance Company             195,790         1,690              (4,291)              1,690
Chartis Select Insurance Company        127,264         1,148              (2,789)              1,148
                                  -------------------------------------------------------------------
        Total                     EUR 1,080,300    $    8,185    $        (22,815)    $         8,185
                                  ===================================================================

                                    AS OF DECEMBER 31, 2010         YEAR ENDED DECEMBER 31, 2010
                                  ---------------------------    -------------------------------------
                                    OUTSTANDING                                         UNREALIZED
                                     NOTIONAL       ESTIMATED    REALIZED CAPITAL     CAPITAL GAINS /
                                      AMOUNT       FAIR VALUE    GAINS / (LOSSES)        (LOSSES)
                                  ---------------------------    -------------------------------------
COMPANY
National Union                    EUR   493,005    $  (11,263)   $          2,580     $       (11,263)
American Home                           230,003        (4,250)                913              (4,250)
C&I                                     149,502        (2,762)                593              (2,762)
Lexington Insurance Company             230,003        (4,250)                913              (4,250)
Chartis Select Insurance Company        149,502        (2,762)                593              (2,762)
                                  --------------------------------------------------------------------
        Total                     EUR 1,252,015    $  (25,287)   $          5,592     $       (25,287)
                                  ====================================================================


Securities Lending

During the third quarter of 2011, the Company entered into financing transactions using municipal bonds to support statutory capital by generating taxable income. In these transactions, certain available for sale high grade municipal bonds were loaned to counterparties, primarily commercial banks and brokerage firms, who receive the tax-exempt income from the bonds. No foreign securities are loaned. In return, the counterparties are required to pay the Company an income stream equal to the bond coupon of the loaned securities, plus a fee. To secure their borrowing of

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


the securities, counterparties are required to post liquid collateral (such as high quality fixed maturity securities and cash) equal to at least 102 percent of the fair value of the loaned securities to third-party custodians for the Company's benefit in the event of default by the counterparties. The collateral is maintained in a third-party custody account and is trued-up daily based on daily fair value measurements from a third-party pricing source. If at any time the fair value of the collateral, inclusive of accrued interest thereon, falls below 102 percent of the fair value of the securities loaned, the Company can demand that the counterparty deliver additional collateral to restore the initial 102 percent collateral requirement. The Company is contractually prohibited from reinvesting any of the collateral it received, including cash collateral, for its securities lending activity. Accordingly, the securities lending collateral is not reported on the Company's balance sheet in accordance with SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). The Company has not pledged any of its assets as collateral. Consequently, the collateral is considered "off balance sheet". The aggregate amount of collateral received as of December 31, 2011, inclusive of accrued interest, is $953,661. The aggregate fair value of securities on loan is $919,879.


NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2011, 2010 and 2009 is set forth in the table below:

------------------------------------------------------------------------------------------------
                                                       2011             2010           2009
------------------------------------------------------------------------------------------------

RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR    $  14,383,093   $  13,482,501   $  13,268,600

Incurred losses and LAE related to:

 Current accident year                                4,293,428       4,074,495       4,528,746

 Prior accident years                                   250,641       1,904,603         939,381
------------------------------------------------------------------------------------------------

  TOTAL INCURRED LOSSES AND LAE                       4,544,069       5,979,098       5,468,127
------------------------------------------------------------------------------------------------

Paid losses and LAE related to:

 Current accident year                               (1,368,553)     (1,206,965)     (1,426,132)

 Prior accident years                                (5,092,095)     (3,871,541)     (3,828,094)
------------------------------------------------------------------------------------------------

  TOTAL PAID LOSSES AND LAE                          (6,460,648)     (5,078,506)     (5,254,226)
------------------------------------------------------------------------------------------------

RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,   $  12,466,514   $  14,383,093   $  13,482,501
================================================================================================


During 2011, the Company ceded $1,876,693 of its net asbestos and Excess Workers Compensation reserves to Eaglestone Reinsurance Company (Eaglestone) resulting in a decrease to net reserves. For 2011, the Company reported adverse loss and LAE reserve development of $250,641, including accretion of loss reserve discount, of $37,629. The adverse development was mostly attributable to Primary Casualty, Specialty Workers Compensation, and the Environmental classes of business partially offset by favorable development of Financial Lines and Excess Casualty classes of business. Catastrophe losses of $168,280 were also included in the Company's incurred losses and LAE. As

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


discussed in Note 5, the restructure of the foreign branch operations resulted in a decrease of $44,666 of the reserves during 2011.

Following completion of its 2010 annual comprehensive loss reserve review, the Company recorded a $1,506,600 reserve charge for the fourth quarter of 2010 to strengthen loss reserves, reflecting adverse development on prior accident years in classes of business with long reporting tails. Four classes -- Asbestos, Excess Casualty, Excess Workers' Compensation, and primary Workers' Compensation -- comprise approximately 80 percent of the total charge. The majority of the reserve strengthening relates to development in accident years 2005 and prior. These adjustments reflected management's current best estimate of the ultimate value of the underlying claims. These liabilities are necessarily subject to the impact of future changes in claim severity and frequency, as well as numerous other factors. Although the Company believes that these estimated liabilities are reasonable, because of the extended period of time over which such claims are reported and settled, the subsequent development of these liabilities in future periods may not conform to the assumptions inherent in their determination and, accordingly, may vary materially from the amounts previously recorded. To the extent actual emerging loss experience varies from the current assumptions used to determine these liabilities, they will be adjusted to reflect actual experience. Such adjustments, to the extent they occur, will be reported in the period recognized. AIG continues to monitor these liabilities and will take active steps to mitigate future adverse development. Additionally, during 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty Insurance Company (Chartis Specialty) resulting in a net decrease in reserves of $1,180,170, offset by an increase of $794,667 from its commutation of a multi-year reinsurance agreement with American International Reinsurance Company, Ltd. (AIRCO). Refer to Note 6.

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers' Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development in Directors & Officers liability and other classes of business offset adverse development in the Company's Excess Casualty business. The adverse development in Excess Casualty was primarily related to accident years 2003 and prior.

The Company and some of its affiliates have continued their strategy that started in 2010 to improve the allocation of their reinsurance between traditional reinsurance markets and capital markets. As part of this strategy, they have secured $1.45 billion in protection for U.S. hurricanes and earthquakes through three separate catastrophe bond transactions. In 2011, they secured $575 million in a bond transaction and in 2010, $875 million through two separate bond transactions. These bond transactions in 2011 and 2010 reduced net premiums written by approximately $72,420 and $74,788, respectively.

As of December 31, 2011, 2010 and 2009, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $176,259, $169,676 and $166,812, respectively. In addition, as of December 31, 2011 and 2010, the Company recorded $0 and $50,400, respectively, of salvage from a related party, as a direct reduction of outstanding reserves.

As of December 31, 2011, 2010 and 2009, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,970,806, $4,364,556 and $5,336,235, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's  environmental exposure arises from the sale of general liability,
product  liability  or  commercial  multi  peril  liability  insurance,   or  by
assumption of reinsurance within these lines of business.

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The  Company's  asbestos  and  environmental   related  loss  and  LAE  reserves
(including case & IBNR reserves) for the year ended December 31, 2011, 2010 and 2009, gross and net of reinsurance credits, are as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
--------------------------------------------------------------------------------- ---------------------------------------
Direct :

Loss and LAE reserves, beginning of year   $ 1,536,426  $   890,649  $   905,283   $    67,916  $    88,550  $   105,450

 Incurred losses and LAE                       (56,328)     818,692      175,575         8,700        5,138       (3,738)

 Calendar year paid losses and LAE            (129,292)    (172,915)    (190,209)      (20,768)     (25,772)     (13,162)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $ 1,350,806  $ 1,536,426  $   890,649   $    55,848  $    67,916  $    88,550
================================================================================= =======================================

Assumed:

Loss and LAE reserves, beginning of year   $   154,386  $    85,957  $    86,374   $     5,476  $     5,744  $     5,077

 Incurred losses and LAE                        26,780       87,026       (1,517)        1,379        1,066          856

 Calendar year paid losses and LAE             (19,442)     (18,597)       1,100        (1,227)      (1,334)        (189)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $   161,724  $   154,386  $    85,957   $     5,628  $     5,476  $     5,744
================================================================================= =======================================

Net of reinsurance:

Loss and LAE reserves, beginning of year   $   733,373  $   393,257  $   414,790   $    41,696  $    48,761  $    57,647

 Incurred losses and LAE                        46,614      422,050       54,172         8,388        6,963        1,800

 Calendar year paid losses and LAE            (779,987)     (81,934)     (75,705)      (11,497)     (14,028)     (10,686)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $         -  $   733,373  $   393,257   $    38,587  $    41,696  $    48,761
================================================================================= =======================================


The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
---------------------------------------------------------------------------------  --------------------------------------
Direct basis                               $   860,891  $ 1,127,844  $   503,724   $     8,937  $    17,850  $    29,091
Assumed reinsurance basis                      101,277      118,402       41,926           410          394          520
Net of ceded reinsurance basis                       -      552,119      221,716         4,491        8,548       14,070


The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
-------------------------------------------------------------------------------------------------------------------------
Direct basis                               $    98,454  $   125,316  $    55,969   $     3,830  $     7,650  $    12,468
Assumed reinsurance basis                        9,322        7,659        7,009            91           87          164
Net of ceded reinsurance basis                       -       55,849       26,985         3,588        3,582        5,971


Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2011 are

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


adequate as they are based on known facts and current law. The Company continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.


Asbestos Loss Portfolio Transfer

On March 31, 2011, the Company and certain other Chartis affiliated insurers (collectively, the Chartis Reinsureds) entered into a loss portfolio transfer reinsurance agreement (Asbestos Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone. Under the Asbestos Reinsurance LPT, the Chartis Reinsureds transferred all of their net (net of discount and net of external reinsurance) U.S. asbestos liabilities to Eaglestone. The Chartis Reinsureds made a payment of $2,790,351 to Eaglestone (representing the net carrying value of their asbestos reserves) and Eaglestone agreed to provide coverage up to an aggregate limit of $5,000,000 on the assumed asbestos portfolio. The share of the net reserves (and payment) assumed by Eaglestone from each of Chartis Reinsureds is presented below.

Eaglestone and the Chartis Reinsureds received the required regulatory approvals to enter into the Asbestos Reinsurance LPT. The transaction closed and settled on May 13, 2011. Eaglestone and the Chartis Reinsureds recorded the transaction as prospective reinsurance in accordance with SSAP 62R.

On June 17, 2011, Eaglestone and the Chartis Reinsureds completed a transaction, effective as of January 1, 2011, with National Indemnity Company (NICO), a subsidiary of Berkshire Hathaway Inc., under which the bulk of the Chartis Reinsureds' U.S. asbestos liabilities that were assumed by Eaglestone under the Asbestos Reinsurance LPT were transferred through a reinsurance agreement by Eaglestone to NICO. The transaction with NICO covers potentially volatile U.S.-related asbestos exposures. The NICO transaction does not cover asbestos accounts that the Chartis reinsureds believe have already been reserved to their limit of liability or certain other ancillary asbestos exposures of Chartis affiliates.

In addition to its assumption of the subject asbestos liabilities and as included as part of its liability under the reinsurance agreement with Eaglestone, NICO assumed the collection risk on the Chartis Reinsureds' third party reinsurance recoverables with respect to the asbestos reserves NICO assumed. With the concurrence of the NY DFS, the Company's provision for reinsurance recoverable both paid and unpaid has been reduced by $82,034 to reflect the transfer to an authorized reinsurer of the collection risk on certain of the Chartis companies' asbestos related third party reinsurance recoverables. This credit is reflected in the "Other allowed offset items" column of the Schedule of Reinsurance of the Company's 2011 Annual Statement.

Excess Workers' Compensation Loss Portfolio Transfer

On March 31, 2011, the Admitted Pool members entered into a loss portfolio transfer agreement (Excess Workers' Compensation Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone to transfer $2,720,102 of net excess workers' compensation liabilities to Eaglestone on a funds withheld basis. Eaglestone established an initial funds withheld asset in the aggregate of $2,720,102 and agreed to provide coverage up to an aggregate limit of $5,500,000 on the assumed exposures. Eaglestone will earn interest of 4.25 percent per annum on the funds withheld balance. The Company's funds held balance including accrued interest was $1,071,268 at December 31, 2011. This

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


was considered a non cash transaction in the statement of cash flow.

The share of the net reserves assumed by Eaglestone from each of the Chartis Reinsureds is presented below.


----------------------------------------------------------------------------------------

                                          ASBESTOS LOSS  EXCESS WORKERS'
COMPANY                                      TRANSFER      COMPENSATION       TOTAL
----------------------------------------------------------------------------------------

ADMITTED POOL COMPANIES:
    National Union                        $     827,363  $       927,266  $   1,754,629
    American Home                               783,818        1,092,875      1,876,693
    C&I                                         239,500          333,934        573,434
    Chartis PC                                  108,863          122,009        230,872
    New Hampshire                               108,863          122,009        230,872
    ISOP                                        108,863          122,009        230,872
                                         -----------------------------------------------
TOTAL ADMITTED POOL COMPANIES             $   2,177,270  $     2,720,102  $   4,897,372
                                         ===============================================

SURPLUS LINES POOL COMPANIES:
    Lexington Insurance Company           $     261,997  $             -  $     261,997
    Chartis Select Insurance Company             67,370                -         67,370
    Chartis Specialty Insurance Company          37,428                -         37,428
    Landmark Insurance Company                    7,486                -          7,486
                                         -----------------------------------------------
TOTAL SURPLUS LINES POOL COMPANIES        $     374,281  $             -  $     374,281
                                         ===============================================

CHARTIS INTERNATIONAL
    Chartis Overseas Ltd.                 $     212,400  $             -  $     212,400
    Other                                        26,400                -         26,400
                                         -----------------------------------------------
TOTAL CHARTIS INTERNATIONAL               $     238,800  $             -  $     238,800
                                         ===============================================
                                         -----------------------------------------------
GRAND TOTAL                               $   2,790,351  $     2,720,102  $   5,510,453
                                         ===============================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS

A.    ADMITTED POOLING AGREEMENT

      The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the Japan branch of the Company) to National Union (the lead pooling participant). In turn, each pooling participant receives from National Union their percentage share of the pooled business.

      The Company's share of the pool is 36.0 percent. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in Note 1.

B.    CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

      AIG formed the Association; a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements with the NY DFS that have been prepared in accordance with NY SAP.

      At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the Admitted Pooling Agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

      --------------------------------------------------------- -------------- -------------------
                                                                  INITIAL         PARTICIPATION
                                                    NAIC CO.   PARTICIPATION   PERCENT SPECIFIC TO
      MEMBER COMPANY                                  CODE       PERCENT            JAPAN RISK
      --------------------------------------------------------------------------------------------

      Chartis Overseas Limited                           -         67.0%               85.0%
      Admitted Pool member companies, as follows:        -         33.0%               15.0%
        New Hampshire                                 23841        12.0%               10.0%
        National Union                                19445        11.0%                5.0%
        The Company                                   19380        10.0%                0.0%

      ============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      In accordance with the Admitted Pooling Agreement, the Admitted Pool member companies' participation in the Association is pooled among all Admitted Pool members proportional to their participation in the Admitted Pool. The Company's participation in the Association after the application of its participation in the Admitted Pooling Agreement has been presented in the accompanying financial statements as follows:


      --------------------------------------------------------------------------
      AS OF DECEMBER 31,                                   2011        2010
      --------------------------------------------------------------------------

      Assumed reinsurance premiums receivable          $   119,334  $    75,852
      Funds held by ceding reinsurers                       41,702       12,478
      Reinsurance recoverable                               34,065       42,074
      Equities in underwriting pools and associations      266,934      544,719
      --------------------------------------------------------------------------
      TOTAL ASSETS                                     $   462,035  $   675,123
      --------------------------------------------------------------------------

      Loss and LAE reserves                            $   524,705  $   564,889
      Unearned premium reserves                            206,983      233,080
      Funds held                                            10,157       13,038
      Ceded balances payable                                48,337       61,292
      Assumed reinsurance payable                           53,519       44,085
      --------------------------------------------------------------------------
      TOTAL LIABILITIES                                $   843,701  $   916,384
      --------------------------------------------------------------------------

      TOTAL SURPLUS                                    $  (381,666) $  (241,261)
      ==========================================================================

      As of December 31, 2011, the Association reported an asset of $2,401,126 representing the value of subsidiaries and affiliated entities (SCAs). As of December 31, 2011, Chartis Europe S.A. represented $1,748,890 and Chartis UK Holdings represented $542,447, respectively of this total SCA asset.

      The Company's reporting of its interest in the Association's SCA entities is consistent with the reporting of its interest in the Association and the Admitted Pooling Agreement. At December 31, 2011, the Company's interest in the Association's SCA entities was $285,254 and has been reported as a component of Equities in Underwriting Pools and Associations.

      As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, Chartis continued to restructure the foreign branch operations of the Admitted Pool members. Generally, the results of these foreign branch operations, with the exception of the Company's Japan and former Canadian branches, have historically been reported as part of the operations of the Association by its member companies consistent with the accounting for the Admitted Pooling Agreement, the Admitted Pool. The U.S. member companies of the Association pooled their 33 percent participation with the remaining members of the Admitted Pool.

      On January 1, 2011, the Company transferred the existing business of its Singapore Branch to Chartis Singapore Insurance PTE Ltd. (Chartis Singapore) an indirect wholly owned subsidiary of Chartis International, LLC. The Company also transferred the in force business of its Australia
      and  New  Zealand   branches  to  new  legal  entities

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      formed in those jurisdictions, effective March 1, 2011 and December 1, 2011 respectively. With an effective date of December 1, 2011, the Company also transferred the in force business of its Cyprus and Malta branches to newly formed branches of Chartis Insurance UK Limited (Chartis UK). New Hampshire transferred its in force business of its Philippines branch to Chartis Philippines Insurance Inc., a subsidiary of Chartis Singapore, effective December 1, 2011.

      On December 1, 2011, Chartis Insurance Ireland Limited (CIIL) merged into Chartis UK (n/k/a Chartis Europe Limited). Upon merger, business previously written by CIIL will be written by a newly registered Irish branch of Chartis UK. In connection with this restructuring, certain inter-company reinsurance agreements between CIIL and the Association members were novated to Chartis UK Ireland Branch and repaneled. On that same date, Chartis UK Ireland Branch entered into a quota share and a combined working and catastrophe excess of loss reinsurance agreement directly with the Association members.

      During  2011,  the  largest   restructuring   were  completed  at  Chartis
      Singapore, the Australia branch and the Hong Kong branches. These branches had total assets of $2,315,692 and liabilities of $1,322,618.

      Effective December 1, 2010, the in force business of the Hong Kong branches of National Union, the Company and New Hampshire was transferred to Chartis Insurance Hong Kong Limited, a subsidiary of Chartis Overseas Limited, under Section 25D of the Hong Kong Insurance Companies Ordinance. Consistent with the 2011 transactions, this transaction was recorded by the Admitted Pool members in calendar year 2011 with the approval of the New York and Pennsylvania Insurance Departments.

      The Association's fiscal year end is November 30th. Although the fiscal year end for the members of the Admitted Pool is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end. In order to achieve consistency in their financial reporting, the Admitted Pool members have received approval from the NY DFS and Pennsylvania Insurance Department to record the above referenced December 1, 2011 restructuring activities, including the reinsurance transactions associated with the restructuring of Chartis Ireland operations, in their 2012 statutory financial statements. These transactions are not expected to have a material impact on the Company's financial statements.


C.    GUARANTEE ARRANGEMENTS

      The Company issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities of any kind arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 11.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2011 and 2010, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                        AFFILIATE               CARRYING VALUE     CHANGE IN
                                                        OWNERSHIP  ACTUAL COST  AT DECEMBER 31,  CARRYING VALUE
      AFFILIATED COMMON STOCK INVESTMENTS                PERCENT      2011          2011              2011
      ----------------------------------------------------------------------------------------------------------
      AIU Brasil Affiliate                                100.0%   $       408  $           476  $       (1,771)
      Chartis Non Life Holding Company (Japan), Inc.        0.0%            -                -         (289,975)
      AIG Mexico Industrial, L.L.C.  (a)                    0.0%            -                -          (10,954)
      American International Realty Corporation            31.5%        14,198           35,962          (6,385)
      Pine Street Real Estate Holdings Corporation         31.5%         5,209            2,362             227
      Eastgreen, Inc.                                      13.8%        20,977           18,222           8,157
      ----------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS - AFFILIATES                            $    40,792  $        57,022  $     (300,701)
      ==========================================================================================================

      (a)   The Company's interest was sold on July 29, 2011.

      ----------------------------------------------------------------------------------------------------------
                                                        AFFILIATE               CARRYING VALUE     CHANGE IN
                                                        OWNERSHIP  ACTUAL COST  AT DECEMBER 31,  CARRYING VALUE
      AFFILIATED COMMON STOCK INVESTMENTS                PERCENT      2010          2010              2010
      ----------------------------------------------------------------------------------------------------------
      Chartis Non Life Holding Company (Japan), Inc.(c)   100.0%   $   300,384  $       289,975  $      210,017
      AIU Brasil Affiliate                                100.0%           408            2,247             155
      AIG Mexico Industrial, L.L.C.                        49.0%         6,981           10,954             567
      American International Realty Corporation            31.5%        14,169           42,347          21,723
      Pine Street Real Estate Holdings Corporation         31.5%         5,209            2,135             (58)
      Eastgreen, Inc.                                      13.4%        12,804           10,065             138
      Fuji Fire and Marine Insurance Company  (c)           2.8%            -                -          (12,180)
      ----------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS - AFFILIATES                            $   339,955  $       357,723  $      220,362
      ==========================================================================================================

      (c) The Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of Chartis Non Life Holding Company (Japan), Inc.

      On August 4, 2011, the Company closed a transaction in which it sold its interest in Chartis Non-Life Holding Company (Japan), Inc., an
      intermediate holding company whose primary asset consisted of approximately 38.6 percent of the common stock of Fuji Japan, to Chartis Pacific Rim Holdings, L.L.C, also a subsidiary of Chartis International, LLC, for approximately $433,600. The Company realized a capital gain of $133,220 and incurred a tax expense of $46,627 on this transaction. The tax liability was relieved through a deemed capital contribution.

      In 2010, the Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of Chartis Non Life Holding Company (Japan) Inc.

      Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      traded affiliates which are based on quoted fair values, less a discount as prescribed by NAIC SAP (see Note 1).

      The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0 percent. As of December 31, 2011 and 2010, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0 percent amounted to $566,665 and $802,931, respectively.


E.    RESTRUCTURING

      DOMESTIC OPERATIONS

      As discussed in Note 6, effective January 1, 2010 and April 1, 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty and a multi-year reinsurance agreement with AIRCO, respectively. The Company recorded its share of these transactions based upon its stated pool percentage.

      Effective  October  7, 2010,  National  Union  Fire  Insurance  Company of
      Louisiana (NULA), Audubon Insurance Company (Audubon Insurance) and Audubon Indemnity Company (Audubon Indemnity) were merged with and into National Union. National Union is the surviving company and has assumed all of the existing obligations of the merged companies. The mergers were recorded as of October 1, 2010 with the approval of the Pennsylvania Insurance Department. As a result of the merger, National Union's total assets increased by $55,529; total liabilities increased by $4,901; gross paid in and contributed capital increased by $7,130; and unassigned surplus increased by $43,498. The increase to National Union's post-merger surplus is net of eliminations of $1,541 that is primarily related to the provision for reinsurance $1,308. This item is presented as Other Surplus Adjustments in National Union's Statement of Operations and Changes in Capital and Surplus. The other members of the Admitted Pool settled with National Union and recorded their proportionate share in accordance with the pooling agreement. With the approval of National Union's domiciliary regulator, none of the prior years' results or historical schedules have been restated for the merger. The transaction was accounted for as a statutory merger. National Union did not issue any new shares of stock as a result of the merger.

      On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continued to own 9,193 common shares of TRH, representing approximately 13.9 percent of TRH's common shares issued, which were sold in March 2010. The Company had previously owned 33.2 percent of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility, except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock. During 2010, the Company sold all but one hundred of the remaining shares of TRH and realized a profit of $463,417.

      Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S., Inc. as consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S., Inc. not subject to this sale ("Chartis U.S., Inc. companies"). The PCG business written by Chartis U.S., Inc. companies was ceded 100 percent to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50 percent quota share to National Union. The Admitted Pool members participated in this business assumed by National Union at their stated pool percentages.

      In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S., Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

            1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50 percent of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

            2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

            3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S., Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

      Following these transactions the Chartis U.S., Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

      The Chartis U.S., Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S., Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

      Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


received by the Chartis U.S., Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

FOREIGN OPERATIONS

Pursuant to a tender offer that expired on March 24, 2011, Chartis Japan Capital Company, LLC (CJCC), a newly formed subsidiary of National Union, acquired 43.59 percent of the outstanding shares of Fuji Fire and Marine Insurance Company, Limited (Fuji Japan). As a result of this transaction, as of March 31, 2011, Chartis owned 98.4 percent of Fuji Japan's outstanding voting shares. In a transaction that closed on August 4, 2011, National Union sold its interest in CJCC to Chartis Japan Holdings, LLC, a subsidiary of Chartis International, LLC, for approximately $586,800. Additionally, on the same date, the Company closed a transaction in which it sold its interest in Chartis Non-Life Holding Company (Japan), Inc., an intermediate holding company whose primary asset consisted of approximately 38.6 percent of the common stock of Fuji Japan, to Chartis Pacific Rim Holdings, L.L.C, also a subsidiary of Chartis International, LLC, for approximately $433,600. Chartis' total ownership of Fuji Japan has not changed as a result of these transactions.


F. OTHER RELATED PARTY TRANSACTIONS

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2011 and 2010 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2011 and 2010 and all capital contributions and dividends.

                                                                               ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                                                   THE COMPANY                    THE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
   DATE OF                                                                      STATEMENT
 TRANSACTION    EXPLANATION OF TRANSACTION      NAME OF AFFILIATE                VALUE    DESCRIPTION  STATEMENT VALUE  DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
  03/28/11     Purchase of securities      AIG Inc. Matched Investment Program  $ 587,841  Securities      $   587,841      Cash


  08/18/11     Purchase of securities            Chartis Select                   179,406  Securities          179,406      Cash

  08/18/11     Purchase of securities               Lexington                     747,122  Securities          747,122      Cash

  08/18/11       Sale of securities              Chartis Select                   210,304    Cash              200,294   Securities

  08/18/11       Sale of securities                 Lexington                     854,193    Cash              814,422   Securities

  03/01/11            Dividend                 Chartis U.S., Inc.                       -       -               11,448     In kind

  06/29/11            Dividend                 Chartis U.S., Inc.                       -       -               110,000      Cash

  11/01/11            Dividend                 Chartis U.S., Inc.                       -       -               16,010     In kind

  03/31/11     Return of capital (a)           Chartis U.S., Inc.                       -       -            1,020,000      Cash

  09/19/11       Return of capital             Chartis U.S., Inc.                       -       -              400,000      Cash

  06/30/11     Capital contributions           Chartis U.S., Inc.                   5,623     Cash                   -        -

   Various      Capital contributions (b)      Chartis U.S., Inc.                  57,153    In kind                 -        -

   Various      Capital contribution           Chartis U.S., Inc.                   4,605    In kind                 -        -
------------------------------------------------------------------------------------------------------------------------------------
(a) Refer immediately below this table for Eaglestone Reinsurance Company capitalization  Chartis Select: Chartis Select Insurance
                                                                                          Company
(b) Capital contributions in lieu of Tax Sharing Agreement                                Lexington: Lexington Insurance Company
------------------------------------------------------------------------------------------------------------------------------------


Funding of Eaglestone Capitalization

On March 31, 2011, National Union, the Company, and New Hampshire (Funding Participants), with the approval of the NY DFS and the Pennsylvania Insurance Department (PA DOI), returned $1,700,000 of capital to their immediate parent (Chartis U.S., Inc.) as part of a plan to capitalize Eaglestone with each of the companies contributing $510,000,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


$1,020,000 and $170,000, respectively. Eaglestone was significantly overcapitalized relative to its risk based capital target after the loss portfolio transfer was executed with NICO. Accordingly, on July 26, 2011, Eaglestone received approval from PA DOI to return $1,030,000 in cash from its gross paid-in and contributed surplus to Chartis U.S., Inc. The distribution was made to Chartis U.S., Inc. on July 27, 2011. On that same date, Chartis U.S., Inc. contributed $620,000 to National Union, $130,000 to New Hampshire, and $100,000 to Chartis PC.

                                                                 ASSETS RECEIVED BY     ASSETS TRANSFERRED BY
                                                                    THE COMPANY             THE COMPANY
-------------------------------------------------------------------------------------------------------------
   DATE OF                                                      STATEMENT              STATEMENT
 TRANSACTION    EXPLANATION OF TRANSACTION  NAME OF AFFILIATE     VALUE    DESCRIPTION  VALUE     DESCRIPTION
-------------------------------------------------------------------------------------------------------------
  02/12/10               Dividend           Chartis U.S., Inc. $         -     -       $ 300,000     Cash

  04/08/10               Dividend           Chartis U.S., Inc.           -     -           1,343     Cash

  Various       Capital contribution (a)    Chartis U.S., Inc.       5,322  In kind            -       -

  03/31/10         Capital contribution     Chartis U.S., Inc.       4,829  In kind            -       -
                  Capital contribution(b)
  12/31/10                                  Chartis U.S., Inc.   1,937,124 Receivable          -       -

  06/24/10          Sale of securities       National Union        708,005   Cash        708,005  Securities

(a)  Capital contributions in lieu of Tax Sharing agreement

(b)  Capital contribution was received on February 25, 2011


In the ordinary course of business, the Company utilizes its affiliates for data center systems, investment services, salvage and subrogation, and claims management. The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2011, 2010 and 2009 between the Company and affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2011, 2010 and 2009:

FOR THE YEARS ENDED DECEMBER 31,        2011         2010      2009
----------------------------------------------------------------------
Chartis Global Claims Services, Inc. $    250,065  $ 245,427 $ 255,941

Chartis Global Services, Inc.             272,803          -         -
----------------------------------------------------------------------
 TOTAL                               $    522,868  $ 245,427 $ 255,941
======================================================================

Effective January 1, 2011, Chartis Global Services, Inc. is the shared services organization for Chartis U.S., Inc. and Chartis International, LLC. In 2010 and 2009, the expenses were paid by other members of the Admitted Pool and allocated to the Company in accordance with the Pooling Agreement.

As of December 31, 2011 and 2010, short-term investments included amounts invested in the AIG Managed Money Market Fund of $376,438 and $1,881,287, respectively.

Federal and foreign income taxes payable to the Ultimate Parent as of December 31, 2011 and 2010 amounted to $23,930 and $60,666, respectively.

At December 31, 2011 and 2010, the amount due from/(to) National Union, as the lead company of the intercompany

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


pool, was $3,447 and $(121,756), respectively.

As of December 31, 2011 and 2010, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-------------------------------------------------------------------------------
AS OF DECEMBER 31,                                        2011          2010
-------------------------------------------------------------------------------
Balances with admitted pool companies                  $     6,325  $    31,954

Balances less than 0.5% of admitted assets                   7,005       23,175

Capital contributions receivable from Chartis U.S. Inc.          -    1,937,124
-------------------------------------------------------------------------------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES    $    13,330  $ 1,992,253
===============================================================================

Balances with admitted pool companies                  $       145  $   122,198

Balances less than 0.5% of admitted assets                  46,282       82,128
-------------------------------------------------------------------------------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES         $    46,427  $   204,326
===============================================================================

On February 23, 2011, NY SAP approved the Company's request to receive a capital contribution of $1,937,124 in cash from its parent Chartis U.S., Inc. and to reflect such contribution in its December 31, 2010 annual statement. The capital contribution was received by the Company on February 25, 2011 and reported as Receivable from Affiliate at December 31, 2010.

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962.

Refer to Notes 3, 4, 6, 7, 8, 9, 10 and 13 for other disclosures on transactions with related parties.

G.   EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, liquidity issues resulted in AIG seeking and receiving governmental support through a credit facility from the Federal Reserve Bank of New York (the FRBNY, and such credit facility, the FRBNY Credit Facility) and funding from the United States Department of the Treasury (Department of the Treasury) through the Troubled

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


Asset Relief Program (TARP).

On January 14, 2011, AIG was recapitalized (the Recapitalization) and the FRBNY Credit Facility was repaid and terminated through a series of transactions that resulted in the Department of the Treasury becoming AIG's majority shareholder with ownership of approximately 92 percent of outstanding AIG Common Stock at that time. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest over time, and AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

On May 27, 2011, AIG and the Department of the Treasury, as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. As a result of the sale of AIG Common Stock in this offering, the Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share (the Series G Preferred Stock) was cancelled and the ownership of the outstanding AIG Common Stock by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent after the completion of the offering.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,               2011                         2010                         2009
-------------------------------------------------------------------------------------------------------------------
                                       WRITTEN       EARNED      WRITTEN       EARNED       WRITTEN      EARNED
-------------------------------------------------------------- ------------------------- --------------------------
Direct premiums                      $  1,327,507  $ 1,425,212 $  1,471,932  $ 1,494,653 $   2,181,231 $  2,429,839

Reinsurance premiums assumed:

 Affiliates                             6,868,230    7,283,623    6,775,226    7,113,494     7,553,633    8,250,685

 Non-affiliates                           102,880       74,710       64,497       37,427        51,887       46,888
-------------------------------------------------------------- ------------------------- --------------------------
    GROSS PREMIUMS                      8,298,617    8,783,545    8,311,655    8,645,574     9,786,751   10,727,412
-------------------------------------------------------------- ------------------------- --------------------------
Reinsurance premiums ceded:

 Affiliates                             1,403,977    1,497,360    1,574,099    1,537,046     2,624,677    3,172,378

 Non-affiliates                         1,585,708    1,604,027    1,542,184    1,459,764     1,099,681    1,200,489
-------------------------------------------------------------- ------------------------- --------------------------
    NET PREMIUMS                     $  5,308,932  $ 5,682,158 $  5,195,372  $ 5,648,764 $   6,062,393 $  6,354,545
============================================================== ========================= ==========================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2011 and 2010 with the return of the unearned premium reserve is as follows:



                                         ASSUMED REINSURANCE       CEDED REINSURANCE                 NET
-------------------------------------------------------------- ------------------------- --------------------------
                                       UNEARNED                  UNEARNED                  UNEARNED
                                       PREMIUM      COMMISSION   PREMIUM     COMMISSION     PREMIUM     COMMISSION
                                       RESERVES      EQUITY      RESERVES      EQUITY      RESERVES       EQUITY
-------------------------------------------------------------- ------------------------- --------------------------
DECEMBER 31, 2011

 Affiliates                          $  3,342,813  $   394,470 $    830,856  $   138,051 $   2,511,957 $   256,419

 Non-affiliates                            65,890        7,775      444,215       73,807      (378,325)     (66,032)
-------------------------------------------------------------- ------------------------- --------------------------
 TOTAL                               $  3,408,703  $   402,245 $  1,275,071  $   211,858 $   2,133,632   $  190,387
============================================================== ========================= ==========================

DECEMBER 31, 2010

 Affiliates                          $  3,758,923  $   421,024 $    924,159  $   129,587 $   2,834,764 $    291,437

 Non-affiliates                            37,720        4,225      462,613       64,868      (424,893)     (60,643)
-------------------------------------------------------------- ------------------------- --------------------------
 TOTAL                               $  3,796,643  $   425,249 $  1,386,772  $   194,455 $   2,409,871 $  230,794
============================================================== ========================= ==========================

                                       53

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


As of December 31, 2011 and 2010 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-----------------------------------------------------------------
                           UNEARNED  PAID LOSSES   RESERVES FOR
                            PREMIUM      AND        LOSSES AND
                           RESERVES      LAE          LAE
-----------------------------------------------------------------
December 31, 2011

 Affiliates             $   830,856  $  124,663   $  10,409,887
 Non-affiliates             444,215     272,636       2,977,082
-----------------------------------------------------------------
 TOTAL                  $ 1,275,071  $  397,299   $  13,386,969
=================================================================
December 31, 2010
 Affiliates             $   924,159  $  131,717   $  10,701,691
 Non-affiliates             462,613     301,588       3,194,427
-----------------------------------------------------------------
 TOTAL                  $ 1,386,772  $  433,305   $  13,896,118
=================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The Company's unsecured reinsurance recoverables as of December 31, 2011 in excess of 3.0 percent of its capital and surplus is set forth in the table below:

------------------------------------------------------------------------
                                                   NAIC CO.
REINSURER                                           CODE        2011
------------------------------------------------------------------------
Affiliates:
 Chartis U.S., Inc. Admitted Pool                     -     $ 8,527,665
 Eaglestone Reinsurance Company                     10651       722,458
 Chartis Overseas Ltd.                                -         548,081
 AIU Insurance Company                              19399       142,755
 American International Reinsurance Co. Ltd           -          53,151
 Lexington Insurance Company                        19437        28,535
 United Guaranty Insurance Company                  11715        23,187
 Chartis Europe S.A.                                  -           6,375
 Chartis Insurance UK Ltd                             -           5,725
 Chartis Specialty Insurance Company                26883         4,901
 Landmark Insurance Company                         35637         2,696
 US Life Ins Co of NY (F/ Amer Int Life Ass NY)     70106         2,434
 Chartis Insurance Company Of Canada                  -           1,750
 Chartis Select Insurance Company                   10932         1,718
 Other affiliates below $1.0 million                  -           4,469
------------------------------------------------------------------------
  TOTAL AFFILIATES                                           10,075,900
------------------------------------------------------------------------

Non-Affiliates:
 Swiss Re Group                                       -         232,415
 Lloyds Syndicates                                    -         223,289
 Transatlantic Group                                  -         216,955
 Munich Re Group                                      -         174,362
------------------------------------------------------------------------
  TOTAL  NON-AFFILIATES                                         847,021
------------------------------------------------------------------------
 Total affiliates and non-affiliates                        $ 10,922,921
========================================================================

During 2011, 2010 and 2009, the Company reported in its Statements of Operations statutory losses of $2,152, $135,317 and $10,863, respectively, as a result of commutations with the following reinsurers. The 2011 loss was comprised of losses incurred of $2,146 and premiums earned of $(6); the 2010 loss was comprised of losses incurred of $135,412, commissions incurred of $(98) and premiums earned of $(3); the 2009 losses were from losses incurred.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMPANY                                    2011        2010       2009
--------------------------------------------------------------------------

Argonaut Midwest Insurance Company        $   1,882  $       -   $     -
American International Reinsurance
Company, Ltd. (a)                                -      131,629    10,284
Continental Casualty Company                     -        1,270        -
Reliastar Life Insurance Company                 -        1,296        -
Other reinsurers below $1 million               270       1,122       579
--------------------------------------------------------------------------
TOTAL                                     $   2,152  $  135,317  $ 10,863
==========================================================================

(a) Effective April 1, 2010, National Union commuted a multi-year reinsurance agreement with AIRCO. The commutation resulted in the members of the Admitted Pool recapturing loss and LAE reserves of $2,576,715 in exchange for consideration of $2,211,079, resulting in a loss of $365,636, which was pooled in accordance with the Admitted Pooling Agreement. The commutation was approved by the NY DFS and Pennsylvania Insurance Department. The Company recorded its share of these transactions based upon its stated pool percentage as follows:

                                       COMPANY'S POOLED
                           TOTAL          ALLOCATION
                         -----------   -----------------
Liabilities:
 Outstanding losses      $ 2,576,715   $        927,617
                         ============  =================
P&L:
 Paid losses                 365,636            131,629
                         ============  =================
 Net cash                $ 2,211,079   $        795,988
                         ============  =================


As of December 31, 2011 and 2010, the Company had reinsurance recoverables on paid losses in dispute of $102,721 and $115,859, respectively.

During 2011, 2010 and 2009, the Company recovered/(wrote off) reinsurance recoverable balances of $14,092, $(1,224) and $8,952, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2011 and 2010, the Company's premium receivable and losses payable on assumed business are as follows:

-------------------------------------------------------------------------------
                   2011                    AFFILIATE   NON-AFFILIATE   TOTAL
-------------------------------------------------------------------------------
Premiums in course of collection           $ 165,233   $ 36,933      $ 202,166

Reinsurance payable on paid loss
and loss adjustment expenses                  71,426     11,807         83,233

-------------------------------------------------------------------------------
                   2010                    AFFILIATE  NON-AFFILIATE   TOTAL
-------------------------------------------------------------------------------
Premiums in course of collection
                                           $ 146,906   $ 11,982      $ 158,888
Reinsurance payable on paid loss
and loss adjustment expenses                 150,327      4,755        155,082

The primary components of the affiliated assumed reinsurance balances summarized above, and excluding members of the Admitted Pool, relate to reinsurance agreements with the following:

                                                       2011                          2010
-------------------------------------------------------------------------------------------------------------------

                                          PREMIUMS IN   REINSURANCE PAYABLE     PREMIUMS IN    REINSURANCE PAYABLE
                                           COURSE OF   ON PAID LOSS AND LOSS     IN COURSE   ON PAID LOSS AND LOSS
                                          COLLECTION     ADJUSTMENT EXPENSES     COLLECTION    ADJUSTMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------
Chartis Overseas Ltd.                     $    42,610  $              13,061    $    14,735  $              20,053
Chartis Excess Ltd.                             8,210                     36              -                      -
Lexington Insurance Co.                         7,986                 10,262         16,421                 17,730
Chartis Europe SA                               7,984                  9,237          7,544                 11,977
Chartis Insurance Company of Canada             7,179                  6,348              -                      -
Chartis Insurance UK Ltd.                       6,947                  6,679         11,225                  4,051
CA De Seguros American Intl                     5,270                  1,337              -                      -
La Meridional Compania Argentina
de Seguros S.A.                                 3,757                  1,210              -                      -
Chartis Specialty Insurance. Co.                3,195                  1,321            388                    597
National Union Ins. Co. of Vermont              2,225                  9,024             47                 15,310
Chartis Insurance Company - Puerto Rico         1,473                  1,269         10,632                    310
United Guaranty Residential Ins. Co.              461                (50,400)           245                 20,558
Chartis Australia Insurance Ltd.                    -                  4,945              -                      -
AIU Insurance Co.                              (2,539)                (3,624)        (8,361)                (8,316)

Effective January 1, 2010, Chartis Specialty Insurance Company (Chartis Specialty) commuted its quota share and stop loss reinsurance agreements with National Union. In accordance with the commutation agreement, National Union transferred cash and securities totaling $4,041,671 to Chartis Specialty. This amount was net of a ceding commission

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


of $220,094. The Company recorded its share of these transactions based upon its stated pool percentage and reported the net impact on its financial statements from these transactions as follows:

                                                     COMPANY'S POOLED
                                   TOTAL               ALLOCATION
                                 ------------        -----------------
Liabilities:

 Outstanding losses              $ 3,278,251         $     1,180,170

 Unearned premium reserves           933,787                  336,163

 Other                                49,727                   17,902
                                 ------------        -----------------
                                   4,261,765                1,534,235
                                 ------------        -----------------
P&L:
 Ceding commission                   220,094                   79,234
                                 ------------        -----------------
                                 $ 4,041,671         $       1,455,001
                                 ============        =================

NOTE 7 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2011 and 2010, the Company's deposit assets and liabilities were comprised of the following:

---------------------------------------------------------------------------
                          Deposit    Deposit     Funds Held     Funds Held
                          Assets   Liabilities    Assets      Liabilities
-----------------------------------------------  --------------------------
December 31, 2011:
 Direct                  $      -  $    97,581   $        -   $          -
 Assumed                        -           44            -              -
 Ceded                          3            -            -          4,848

----- -----------------------------------------  --------------------------
 TOTAL                   $      3  $    97,625   $        -   $      4,848
===============================================  ==========================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                         DEPOSIT    DEPOSIT     FUNDS HELD    FUNDS HELD
                                         ASSETS   LIABILITIES     ASSETS     LIABILITIES
--------------------------------------------------------------  -------------------------
December 31, 2010:
 Direct                                $       -  $   100,648   $        -   $         -
 Assumed                                       -       89,243       88,515             -
 Ceded                                       686            -            -           990
--------------------------------------------------------------  -------------------------
 TOTAL                                 $     686  $   189,891   $   88,515   $       990
==============================================================  =========================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2011 and 2010 is set forth in the table below:

                                                 2011                          2010
-----------------------------------------------------------------    ---------------------------
                                         DEPOSIT       DEPOSIT        DEPOSIT        DEPOSIT
                                         ASSETS      LIABILITIES       ASSETS       LIABILITIES
-----------------------------------------------------------------    ---------------------------
Balance at January 1                   $      686    $   189,891     $    1,595    $    178,479
 Deposit activity, including loss
 recoveries                                  (683)       (90,764)        (1,622)          8,358
 Interest income or expense, net of
 amortization of margin                        -          (1,502)           713           3,054
 Non-admitted asset portion                    -              -              -              -
-----------------------------------------------------------------    ---------------------------
BALANCE AS OF DECEMBER 31              $        3    $    97,625     $      686    $   189,891
=================================================================    ===========================

                                                 2011                          2010
-----------------------------------------------------------------    ---------------------------
                                       FUNDS HELD     FUNDS HELD     FUNDS HELD     FUNDS HELD
                                         ASSETS      LIABILITIES        ASSETS     LIABILITIES
-----------------------------------------------------------------    ---------------------------
Balance at January 1                   $   88,515    $       990     $   88,515    $         -
 Contributions                                 -           4,753             -              990
 Withdrawals                              (88,515)          (895)            -               -
 Interest                                      -              -              -               -
-----------------------------------------------------------------    ---------------------------
BALANCE AS OF DECEMBER 31              $       -     $     4,848     $   88,515    $        990
=================================================================    ===========================

In 2011, the Company determined, based on settlement of related litigation, that an assumed reinsurance deposit transaction had terminated, and the Company eliminated assumed deposit liabilities of $90,000 and related funds held assets of $88,200.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 8 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent, AIG. AIG's domestic subsidiaries can be found on Schedule Y of the Company's annual statement.

The Company is allocated U.S. federal income taxes based upon an accounting policy that was amended, effective January 1, 2010. This accounting policy provides that the Company shall reflect in its financial statements the tax liability that would have been paid by the Company if it had filed a separate federal income tax return except that Chartis, Inc. assumes the current liability (and future risks and rewards of the tax position taken) associated with the Company's unrecognized tax benefits by means of a deemed capital contribution transaction. Unrecognized tax benefits is defined as any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 -- Accounting for Uncertainty in Income Taxes (FIN 48) which would include any tax liability recorded as the result of an agreed upon adjustment with the tax authorities, except ones arising as a result of errors or omissions.

While the accounting policy described above governs the current and deferred tax recorded to the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes is governed by an intercompany tax settlement arrangement entered into with Chartis, Inc. The terms of this intercompany cash settlement arrangement are based on principles consistent with the accounting policy for allocating income tax expense or benefit to the Company above, except that:

     - Any tax realized by the Company from the creation of a deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) in which no consideration was received will be paid by the Subgroup Parent.

     - To the extent that (1) tax attributes are created outside of the normal course of business, (2) that cash benefit is received by Chartis, Inc. under its separate tax allocation agreement with Parent in advance of when the attributes are actually utilized in the AIG consolidated U.S. federal tax return, and (3) these identified tax attributes expire unused in the AIG consolidated tax return, Chartis, Inc. shall reimburse Parent for this amount and apportion such amount to the Company to the appropriate extent. The Company shall make any required reimbursements within 30 days after Chartis, Inc. receives notice from Parent. Consistent SSAP 10R principles and the Company's tax accounting policy for allocating taxes, any payment made under this provision would be accounted for as a distribution. At December 31, 2011, the Company has not generated any attributes outside of the normal course of business that could cause this provision of the agreement to become applicable.

     - In accordance with N.Y. Department of Insurance Circular Letter 1979-33, Subgroup Parent or Parent shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the consolidated tax liability of the Parent group.

The Company had a prior tax sharing agreement in place during the 2008 and 2009 years with Chartis, Inc. The key differences between the 2008/2009 tax sharing agreement and the 2010 tax sharing agreement are: (i) the Company had to pay its separate federal income tax liability without taking into account tax credits, whereas they may take into account tax credits under the 2010 tax sharing agreement; (ii) the Company did not have to pay for any tax arising from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


gains from Qualifying Transactions (which were defined as deferred intercompany gains as defined in Treas. Reg. Section 1502-13 from the sale of stock or substantially all the assets of an operating subsidiary), whereas the 2010 agreement only exempts for deferred intercompany transactions for which no consideration was received; (iii) the Company did not have to pay any tax arising from Asset Sales (which were defined in the FRBNY credit facility between AIG and the Federal Reserve), so long as the net proceeds were remitted to AIG, whereas the 2010 agreement deletes references to Asset Sales since AIG repaid its obligations to FRBNY under the credit facility and (iv) the Company was paid for the use by the Subgroup of the Company's excess attributes that were utilized by the Subgroup, but under the 2010 agreement, the Company must be able to utilize the asset on its own separate company liability basis.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from Chartis, Inc. The statutory U.S. federal income tax rate is 35 percent at December 31, 2011.

The   components   of  the   Company's   net  deferred  tax   assets/liabilities
("DTA"/"DTL") as of December 31, 2011 and 2010 are as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ---------------------------------------
 DESCRIPTION                               ORDINARY      CAPITAL        TOTAL       ORDINARY      CAPITAL        TOTAL
--------------------------------------  ----------------------------------------  ---------------------------------------

 Gross deferred tax assets               $  1,632,616  $   122,640  $  1,755,256  $  1,501,814  $   265,330  $  1,767,144
 Less statutory valuation allowance                 -            -             -       633,968      131,367       765,335
                                        ----------------------------------------  ---------------------------------------
 Adjusted gross deferred tax assets         1,632,616      122,640     1,755,256       867,846      133,963     1,001,809
 Gross deferred tax liabilities               (58,661)    (176,253)     (234,914)      (67,312)    (133,963)     (201,275)
                                        ----------------------------------------  ---------------------------------------
 Net deferred tax asset/(liabilities)       1,573,955      (53,613)    1,520,342       800,534            -       800,534
 Deferred tax assets non-admitted            (828,450)           -      (828,450)      (17,769)           -       (17,769)
                                        ----------------------------------------  ---------------------------------------
 Net admitted deferred tax assets        $    745,505  $   (53,613) $    691,892  $    782,765  $         -  $    782,765
                                        ========================================  =======================================

                                                        CHANGE
                                        ----------------------------------------
 DESCRIPTION                               ORDINARY      CAPITAL        TOTAL
--------------------------------------  ----------------------------------------

 Gross deferred tax assets               $    130,802  $  (142,690) $    (11,888)
 Less statutory valuation allowance          (633,968)    (131,367)     (765,335)
                                        ----------------------------------------
 Adjusted gross deferred tax assets           764,770      (11,323)      753,447
 Gross deferred tax liabilities                 8,651      (42,290)     (33,639)
                                        ----------------------------------------
 Net deferred tax asset/(liabilities)         773,421      (53,613)      719,808
 Deferred tax assets non-admitted            (810,681)           -      (810,681)
                                        ----------------------------------------
 Net admitted deferred tax assets        $    (37,260)   $ (53,613) $    (90,873)


The Company has elected to admit DTAs pursuant to paragraph 10.e. It recorded an increase in admitted DTAs as the result of its election to employ the provision of Paragraph 10.e. as follows:

                                                                              DECEMBER 31, 2011              DECEMBER 31, 2010
                                                                      ------------------------------ -------------------------------
  DESCRIPTION                                                           ORDINARY  CAPITAL    TOTAL    ORDINARY  CAPITAL    TOTAL
--------------------------------------------------------------------- ------------------------------ -------------------------------

  Increase in DTA from carried back losses that reverse in subsequent
 three calendar years that are carried back to recoup taxes            $       -  $     -  $       -  $       -  $     -  $       -
  Increase in DTA from the lesser of adjusted gross DTAs realizable
 within 36 months or 15% of statutory surplus                            450,661        -    450,661    260,922        -    260,922
  Increase in DTA from adjusted gross DTAs that can be offset against
 DTLs                                                                          -        -          -          -        -          -
                                                                      ------------------------------ -------------------------------
  Total Increase in DTA admitted pursuant to Paragraph 10.e            $ 450,661  $     -  $ 450,661  $ 260,922  $     -  $ 260,922
                                                                      ============================== ===============================
                                                                                   CHANGE
                                                                       ------------------------------
  DESCRIPTION                                                           ORDINARY   CAPITAL   TOTAL
---------------------------------------------------------------------  ------------------------------

  Increase in DTA from carried back losses that reverse in subsequent
 three calendar years that are carried back to recoup taxes             $       -  $     - $       -
  Increase in DTA from the lesser of adjusted gross DTAs realizable
 within 36 months or 15% of statutory surplus                             189,739        -   189,739
  Increase in DTA from adjusted gross DTAs that can be offset against
 DTLs                                                                           -        -         -
                                                                       ------------------------------
  Total Increase in DTA admitted pursuant to Paragraph 10.e             $ 189,739  $     - $ 189,739
                                                                       ==============================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., 10.e. are as follows:

                                                                       DECEMBER 31, 2011                     DECEMBER 31, 2010
                                                            ----------------------------------- ------------------------------------
    DESCRIPTION                                              ORDINARY     CAPITAL      TOTAL     ORDINARY     CAPITAL       TOTAL
    ------------------------------------------------------  ----------------------------------- ------------------------------------

    Carried back losses that reverse in subsequent
      calendar year                                          $       -  $        -  $        -   $        -  $         - $        -
    The lesser of adjusted gross DTAs realizable
      within 12 months or 10% of statutory surplus             241,231           -     241,231      521,844            -    521,844
                                                            ----------------------------------- ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs        112,273     122,641     234,914       67,312      133,963    201,275
                                                            ----------------------------------- ------------------------------------
    Total DTA admitted pursuant to Paragraphs 10.a, 10.b
      and 10.c                                                 353,504     122,641     476,145      589,156      133,963    723,119
                                                            ----------------------------------- ------------------------------------

 Admission Calculation Components
 SSAP 10R, Paragraph 10.e

    Carried back losses that reverse in subsequent
      three calendar years                                           -           -           -            -            -          -
    The lesser of adjusted gross DTAs realizable
      within 36 months or 15% of statutory surplus             450,661           -     450,661      260,922            -    260,922
                                                            ----------------------------------- ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs              -           -           -            -            -          -
                                                            ----------------------------------- ------------------------------------
    Additional DTA admitted pursuant to Paragraph 10.e         450,661           -     450,661      260,922            -    260,922
                                                            ----------------------------------- ------------------------------------

    Total DTA Admitted Under SSAP 10R                          804,165     122,641     926,806      850,077      133,963    984,040
    Total DTL                                                  (58,661)   (176,253)   (234,914)     (67,312)    (133,963)  (201,275)
                                                            ----------------------------------- ------------------------------------

    Net Admitted DTA                                         $ 745,504  $  (53,612) $  691,892   $  782,765  $         - $  782,765
                                                            =================================== ====================================

 Used in SSAP 10R, Par. 10 d

    Total adjusted capital                                           -           -   5,282,793            -            -  6,376,918
                                                                                   ------------                          -----------
    Authorized control level                                         -           -   1,237,484            -            -  1,524,545
                                                                                   ------------                          -----------

                                                                          CHANGE
                                                            ------------------------------------
     DESCRIPTION                                              ORDINARY    CAPITAL     TOTAL
    ------------------------------------------------------  ------------------------------------

    Carried back losses that reverse in subsequent
      calendar year                                          $       -  $        -  $         -
    The lesser of adjusted gross DTAs realizable
      within 12 months or 10% of statutory surplus            (280,613)          -     (280,613)
                                                            ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs         44,961     (11,322)      33,639
                                                            ------------------------------------
    Total DTA admitted pursuant to Paragraphs 10.a, 10.b
      and 10.c                                                (235,652)    (11,322)    (246,974)
                                                            ------------------------------------

 Admission Calculation Components
 SSAP 10R, Paragraph 10.e

    Carried back losses that reverse in subsequent
      three calendar years                                           -           -            -
    The lesser of adjusted gross DTAs realizable
      within 36 months or 15% of statutory surplus             189,739           -      189,739
                                                            ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs              -           -            -
                                                            ------------------------------------
    Additional DTA admitted pursuant to Paragraph 10.e         189,739           -      189,739
                                                            ------------------------------------

    Total DTA Admitted Under SSAP 10R                          (45,912)    (11,322)     (57,234)
    Total DTL                                                    8,651     (42,290)     (33,639)
                                                            ------------------------------------

    Net Admitted DTA                                         $ (37,261) $  (53,612) $   (90,873)
                                                            ====================================

 Used in SSAP 10R, Par. 10 d

    Total adjusted capital                                           -           -  (1,094,125)
                                                                                   -------------
    Authorized control level                                         -           -    (287,061)
                                                                                   -------------

The following table provides the Company's assets, capital and surplus, and Risk Based Capital information with the DTA calculated under SSAP 10R paragraphs 10.a. to 10.c. and the additional DTA determined under SSAP 10R paragraph 10.e.:

                                                          DECEMBER 31, 2011                     DECEMBER 31, 2010
                                                   ------------------------------------ ----------------------------------
        DESCRIPTION                                  ORDINARY   CAPITAL       TOTAL      ORDINARY   CAPITAL        TOTAL
       ------------------------------------------- ------------------------------------ ------------- --------- ----------

 SSAP 10R, Paragraphs 10.a, 10.b, and 10.c

        Admitted deferred tax assets                $ 294,843  $ (53,612) $    241,231   $ 521,844  $     -  $    521,844
        Admitted assets                                     -          -    23,449,611           -        -    26,155,673
        Adjusted statutory surplus                          -          -     5,216,642           -        -     6,412,177
        Total adjusted capital from DTA                     -          -     5,216,642           -        -     6,412,177

 Increased amounts due to SSAP 10R, Paragraph 10.e

        Admitted deferred tax assets                  745,504    (53,612)      691,892     782,765        -       782,765
        Admitted assets                                     -          -    23,900,272           -        -    26,416,595
        Statutory surplus                                   -          -  $  5,667,303           -        -  $  6,673,099

                                                                  CHANGE
                                                   ------------------------------------
        DESCRIPTION                                  ORDINARY   CAPITAL       TOTAL
       ------------------------------------------- ------------------------------------
 SSAP 10R, Paragraphs 10.a, 10.b, and 10.c

        Admitted deferred tax assets                $(227,001) $ (53,612) $   (280,613)
        Admitted assets                                     -          -    (2,706,062)
        Adjusted statutory surplus                          -          -    (1,195,535)
        Total adjusted capital from DTA                     -          -    (1,195,535)

 Increased amounts due to SSAP 10R, Paragraph 10.e

        Admitted deferred tax assets                  (37,261)   (53,612)      (90,873)
        Admitted assets                                     -          -    (2,516,323)
        Statutory surplus                                   -          -  $ (1,005,796)

The Company has employed tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. Tax planning strategies increased ordinary adjusted gross DTAs by $1,312,815 and net admitted DTAs by $64,523. Tax planning strategies had no impact upon capital adjusted gross DTAs and net admitted capital DTAs, all of which were non-admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company's current income tax expense/(benefit) was comprised of the following:

 For the years ended December 31,                 2011         2010         2009
------------------------------------------------------------------------------------

  Federal income tax                           $  (95,734) $  (142,812) $  (215,953)
  Foreign income tax                               (8,461)      (5,462)      37,836
                                              --------------------------------------
        Subtotal                                 (104,195)    (148,274)    (178,117)
  Federal income tax on net capital gains           90,032     169,323       57,389
  Other - including return to provision                -         6,354       55,810
                                              --------------------------------------
  Federal and foreign income taxes incurred    $  (14,163) $    27,403  $   (64,918)
                                              =====================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2011 and 2010, along with the changes in deferred income taxes for 2011, is set forth in the table below:

Deferred tax assets:

     Ordinary                                                   2011           2010         CHANGE
                                                            -----------------------------------------

            Loss reserve discount                            $   416,180   $   488,039   $   (71,859)
            Non-admitted assets                                  126,696       146,586       (19,890)
            Unearned premium reserve                             200,003       224,940       (24,937)
            Goodwill & deferred revenue                           29,941        29,941             -
            Bad debt expense                                      74,123        88,502       (14,379)
            Net operating loss carryforward                      461,242       376,835        84,407
            Foreign tax credits                                   69,946        99,895       (29,949)
            Deferred tax of foreign entities                      43,675        38,621         5,054
            Investments                                          118,681          -          118,681
            Deferred loss on branch conversion                     9,555          -            9,555
            Intangibles                                           22,280          -           22,280
            Other temporary difference                            60,293         8,455        51,838
                                                            -----------------------------------------
                                                 Subtotal      1,632,615     1,501,814       130,801

      Statutory valuation allowance adjustment                       -        (633,968)      633,968
      Non-admitted                                              (828,450)      (17,769)     (810,681)
                                                            -----------------------------------------

      Admitted ordinary deferred tax assets                      804,165       850,077       (45,912)
                                                            -----------------------------------------

      Capital


            Investments writedown                                110,936       149,630       (38,694)
            Unrealized capital losses                             11,335        87,003       (75,668)
            Deferred intercompany loss                                 -        28,697       (28,697)
            Other temporary difference                               370             -           370
                                                            ------------- ------------- ---------------
                                                 Subtotal        122,641       265,330      (142,689)

      Statutory valuation allowance adjustment                         -      (131,367)      131,367
      Non-admitted                                                     -             -             -
                                                            -----------------------------------------

      Admitted capital deferred tax assets                       122,641       133,963       (11,322)
                                                            -----------------------------------------

                                                            -----------------------------------------
      TOTAL ADMITTED DEFERRED TAX ASSETS                     $   926,806   $   984,040   $   (57,234)
                                                            =========================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


Deferred tax liabilities:

     Ordinary                                                                           2011          2010        CHANGE
                                                                                   ----------------------------------------

            Investments                                                             $   (46,868)  $   (17,160)  $  (29,708)
            Other (including items <5% of total ordinary tax liabilities)               (11,793)      (50,152)      38,359
                                                                                   ----------------------------------------
                                                                        Subtotal        (58,661)      (67,312)       8,651


     Capital

            Investments                                                                 (19,064)            -      (19,064)
            Unrealized capital gains                                                   (157,189)     (133,963)     (23,226)
                                                                                   ----------------------------------------
                                                                        Subtotal       (176,253)     (133,963)     (42,290)

                                                                                   ----------------------------------------
 TOTAL DEFERRED TAX LIABILITIES                                                     $  (234,914)  $  (201,275)  $  (33,639)
                                                                                   ----------------------------------------


 NET ADMITTED DEFERRED TAX ASSETS/(LIABILITIES):                                    $   691,892   $   782,765   $  (90,873)
                                                                                   ========================================

The change in net deferred tax assets is comprised of the following: (this analysis is exclusive of non-admitted assets as the Change in Non-Admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

Description                                                       2011         2010       CHANGE
                                                             --------------------------------------

 Adjusted gross deferred tax assets                           $ 1,755,256  $ 1,001,809  $  753,447
 Total deferred tax liabilities                                  (234,914)    (201,275)    (33,639)
                                                             --------------------------------------
 Net deferred tax assets                                        1,520,342      800,534     719,808
 Deferred tax assets/(liabilities) - SSAP 3                                                     -
 Deferred tax assets/(liabilities) - unrealized                                              3,008
 Deferred tax - noncash settlement through paid-in-capital                                  57,153

                                                                                       ------------
 Total change in deferred tax                                                              659,647
                                                                                       ============

 Change in deferred tax - current year                                                     643,845
 Change in deferred tax - current year - other surplus items                                15,802
                                                                                       ------------
 Change in deferred tax - current year - total                                             659,647
                                                                                       ============

                                                                CURRENT      DEFERRED      TOTAL
                                                             --------------------------------------
 SSAP 3 impact:
       SSAP 3 - general items                                     (20,102)      90,565      70,463
       SSAP 3 - unrealized gain/loss                                   -      (101,902)   (101,902)
                                                             --------------------------------------
       Total SSAP 3                                               (20,102)     (11,337)    (31,439)
       SSAP 3 - statutory valuation allowance                          -        11,337      11,337
                                                             --------------------------------------
       SSAP 3 - adjusted tax assets and liabilities               (20,102)          -     (20,102)
       SSAP 3 - non-admitted impact                                22,382           -       22,382
                                                             --------------------------------------
 Total SSAP 3 impact                                          $     2,280           -   $    2,280
                                                             ======================================

STATUTORY VALUATION ALLOWANCE

Under SSAP 10R, statutory gross deferred tax assets must be reduced to the extent it is determined that valuation allowance would be required under U.S. GAAP valuation allowance principles pursuant to Accounting Standard Codification
(ASC) 740, Income Taxes. Significant judgment is required in determining the provision for income taxes and, in particular, in the assessment of whether and in what magnitude a valuation allowance should be recorded. At December 31, 2011, the Company recorded gross deferred tax assets before valuation allowance of tax assets of $1,755,256. Management believes that it is more likely than not that these assets will be realized in the forseeable future therefore the Company has not recorded a valuation allowance against its deferred tax asset. This assessment is based on the Company's expectation based on a "more likely than not" standard in measuring its ability to realize its gross deferred tax assets reported on the Company's statement of admitted assets at December 31, 2011.

When making its assessment about the realization of its deferred tax assets at December 31, 2011, the Company considered all available evidence, as required by income tax accounting guidance, including:

     -    the  nature,   frequency,  and  severity  of  current  and  cumulative
          financial reporting losses;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     - transactions completed and transactions expected to be completed in the near future;

     - the carryforward periods for the net operating and capital loss and foreign tax credit carryforward;

     - the application of the amended tax sharing agreement between the tax Sub Group and the Ultimate Parent; and

     - tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets.

Despite the existence of cumulative losses in recent years, including losses related to adverse development in 2009, 2010 and 2011, the Company has been able to implement tax planning strategies to protect against the loss of deferred tax assets, and the Company has concluded that it is more likely than not that its net deferred tax assets will be realized at December 31, 2011.

In concluding that a portion of the statutory gross deferred tax assets are realizable under the U.S. GAAP valuation allowance model, the Company considered both the positive and negative evidence regarding its ability to generate sufficient taxable income to realize the reported adjusted deferred tax assets.

Negative evidence included (i) the existence of cumulative losses in recent years, including losses related to adverse development in 2009 and 2010 of $1,006,000 and $1,506,600, respectively; (ii) the risk that the Company will not be able to execute upon on all of its strategies and actions in the anticipated timeframe; (iii) that Chartis is unable to continue generating profits from the foreign insurance business which the Company has asserted that it can reinsure into the Company; and (iv) that the Company is unable to identify securities earning the investment yields contemplated in the projections and strategies which represented yields ranging from 3.75 percent to 10.8 percent.

Positive evidence included the availability of prudent and feasible tax planning strategies and AIG's, Chartis' and the Company's ability to execute on tax planning strategies and/or actions, if required, that would allow the Company to generate taxable income in order to realize the statutory gross deferred tax assets. These tax planning strategies included: (i) converting tax-exempt investment income to taxable investment income through both the municipal bond borrowing program or through the sale of additional tax-exempt securities to third parties and affiliates and reinvestment of the proceeds in taxable securities; and (ii) investing available resources into higher yielding assets.

It is important to note, estimates of future taxable income generated from specific transactions and tax planning strategies could change in the near term, perhaps materially, which may require the Company to adjust its assessment of the need for a valuation allowance. Such adjustments could be material to the Company's financial condition or its results of operations for an individual reporting period.

STATUTORY ADMISSIBILITY

Once the $1,755,256 of adjusted gross deferred tax asset was quantified, this value was assessed for statutory admissibility using SSAP 10R's three part test. The first test allows for the admissibility of adjusted gross deferred tax assets that are expected to reverse in the next three years and could be used to recover taxes paid in prior years. Based upon the Company's tax sharing agreements discussed at Note 8, no carryback potential exists and thus no adjusted gross deferred tax asset can be admitted under this first test. The second test allows for an adjusted gross deferred tax asset to be admitted based upon the lesser of 15 percent of adjusted statutory surplus of the most recently filed

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


statement and the adjusted gross deferred tax assets expected to reverse within the next three years and that it is expected to be realized (i.e., provide incremental cash tax savings). Under this test, the Company is required to project future taxable income. If operating results differ from those expected in the Company's projections, the amount of the adjusted gross deferred tax asset admitted could materially change. The Company's projections used in determining the admissibility of adjusted gross deferred tax assets included the consideration of the tax planning actions and strategies discussed above and carry similar risks, including the possibility of continuing adverse development in the prior year loss reserves. Finally, the adjusted gross deferred tax assets not admitted under the first two tests can be admitted to the extent there are existing deferred tax liabilities allowable under the relevant tax law. As a result of these tests for statutory admissibility, $691,892 of adjusted gross deferred tax assets were admitted as of December 31, 2011.

The Company does not have any unrecorded deferred tax liabilities.

The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35 percent to income before income taxes as follows:

                                                       2011                    2010                     2009
                                               ---------------------  ------------------------  ------------------------
 Description                                     AMOUNT   TAX EFFECT    AMOUNT    TAX EFFECT     AMOUNT      TAX EFFECT
---------------------------------------------  ---------------------  ------------------------  ------------------------
 Net income before federal income taxes and
 capital gains taxes                           $ 480,413  $ 168,145   $ (749,113) $  (262,190) $  184,874  $     64,706
 Book to tax adjustments:
   Tax exempt income                            (304,201)  (106,470)    (420,450)    (147,157)   (456,093)     (159,633)
   Intercompany dividends                         (6,294)    (2,203)           -            -     (94,815)      (33,185)
   Dividend received deduction                      (451)      (158)      (8,767)      (3,069)    (18,128)       (6,345)
   Subpart F income, gross-up & foreign
   tax credits                                    14,771     (3,291)     (36,387)     (13,104)          -             -
   Meals and entertainment                             -          -          567          199         862           302
   Stock options and other compensation           27,409      9,593        4,644        1,625           -             -
   Non-deductible penalties                        1,442        505            -            -           -             -
   Change in non-admitted assets                  84,424     29,549      162,087       56,731    (102,726)      (35,954)
   Change in tax position                              -     (5,702)           -       11,310           -        59,878
   Statutory valuation allowance               (753,998)   (753,998)     765,335      765,335           -             -
   Sale of divested entities                           -          -            -            -     (70,576)      (24,702)
   Return to provision                                 -    (5,690)            -       19,394           -        11,457
   Branch incorporation & conversion (Hong
  Kong/Singapore/Australia)                         (536)      (188)           -            -           -             -
   Non-deductible expenses                        34,253     11,989            -            -           -         1,399
   Other                                            (252)       (89)           -       (5,297)     (4,392)       (2,195)
------------------------------------------------------------------------------------------------------------------------
          Total book to tax adjustments         (903,433)  (826,153)     467,029      685,967    (745,868)     (188,978)
------------------------------------------------------------------------------------------------------------------------
 Total federal taxable income and tax          $(423,020) $(658,008)  $ (282,084) $   423,777  $ (560,994)    $(124,272)
========================================================================================================================

 Federal income tax incurred                               (104,195)                 (141,920)                 (122,307)
 Federal income tax on realized capital gains                90,032                   169,323                    57,389
 Change in deferred tax                                    (659,647)                  396,374                   (59,354)
 Less: Change in deferred tax - other
  surplus items                                              15,802                         -                         -
                                                          ---------               -----------              -------------
 Total tax                                                $(658,008)              $   423,777              $   (124,272)
                                                          =========               ===========              =============

As of December 31, 2011, the Company had $69,946 foreign tax credits carry forwards expiring through the year 2021, and $1,317,835 of net operating loss carry forwards expiring through the year 2031 that are available to offset against future taxable income. The Company has no capital loss carry forwards remaining as of December 31, 2011 and no other unused tax credits available to offset against future taxable income as of December 31, 2011 and 2010.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses which it may

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes. Currently, there is no federal income tax incurred available for recoupment in the event of future net operating losses for tax purposes.

As of December 31, 2011, the Company had no deposits under IRC Section 6603.

In 2009, tax liabilities relating to uncertain tax positions and tax return errors and omissions relating to the Company were held by Chartis, Inc., the Subgroup Parent. Pursuant to the amended tax sharing agreement that was effective January 1, 2010, Chartis, Inc. continues to assume the liabilities for uncertain tax positions of the Company; however any change in liability relating to tax return errors and omissions are now reflected as liabilities of the Company at December 31, 2011. As of December 31, 2011, the Company recorded gross liabilities related to tax return errors and omissions in the amount of $17,411.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

 At December 31, 2011

 MAJOR TAX JURISDICTIONS          OPEN TAX YEARS
--------------------------------------------------
 UNITED STATES                     2000 - 2010


NOTE 9 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION PLAN


     Employees of AIG, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     The AIG Retirement Plan (the AIG U.S. Plan) is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than 5 years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

     The Company is jointly and severally responsible with AIG and other participating companies for funding

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

      Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

      Effective April 1, 2012, the AIG U.S. Plan and AIG Excess plans will be converted from final average pay to cash balance formulas comprised of pay credits based on 6 percent of a plan participant's annual compensation (subject to IRS limitations for the qualified plan) and annual interest credits. However, employees satisfying certain age and service requirements remain covered under the final average pay formula in the respective plans.

      The following table sets forth the funded status of the AIG U.S. Plan, valued in accordance with SSAP No. 89, Accounting for Pensions (SSAP 89).

     -----------------------------------------------------------------------
     AS OF DECEMBER 31,                         2011            2010
     -----------------------------------------------------------------------
     Fair value of plan assets              $   3,432,515   $   3,424,553
     Less projected benefit obligation          4,219,931       3,574,840
     -----------------------------------------------------------------------
     Funded status                          $    (787,416)  $    (150,287)
     =======================================================================


      The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2011, 2010 and 2009 are set forth in the table below:

     ---------------------------------------------------------------------------------------------------------
     AS OF DECEMBER 31,                                2011                  2010                 2009
     ---------------------------------------------------------------------------------------------------------
      Discount rate                                     4.62%                5.50%                 6.00%
      Rate of compensation increase (average)           4.00%                4.00%                 4.00%
      Measurement date                           December 31, 2011    December 31, 2010     December 31, 2009
      Medical cost trend rate                            N/A                  N/A                   N/A
     ---------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------

      In 2011 and 2010, AIG allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $7,922 and $11,968 for 2011 and 2010, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     AIG also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by AIG's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan (SERP), which provides additional retirement benefits to designated executives. The results in this footnote do not include the nonqualified plans.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination. The maximum life insurance benefit prior to age 70 is $33, with a maximum $25 thereafter.

     Effective January 1, 1993 both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with SSAP No. 14, Postretirement Benefits Other Than Pensions (SSAP 14), as of December 31, 2011 and 2010 were $201,960 and $202,418, respectively. These obligations are not currently funded. The Company's allocated share of other postretirement benefit plan expenses were $589 and $112 for the years ended December 31, 2011 and 2010, respectively.

     Effective April 1, 2012, the Company subsidy for the retiree medical plan will only be provided to employees whose combination of age and credited service is equal to or greater than 65 points, who are at least age 55, and have at least 5 years of credited service as of March 31, 2012. The retiree plan will only provide access to coverage for all other retirees, but the Company subsidy will no longer be available to them.

     As sponsor of the AIG U.S. Plan and other benefit plans, AIG is ultimately responsible for the maintenance of these plans in compliance with law. The Company is not directly liable for obligations under the plan; its direct obligations result from AIG's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Company's officers and key employees receive share-based compensation pursuant to awards granted under the AIG 2010 Stock Incentive Plan including share-based cash settled awards such as the Stock Salary and TARP RSU Awards and several other legacy AIG-sponsored employee compensation plans, which are linked to AIG common stock. Share-based cash settled awards are recorded as liabilities until the final payout is made or

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     the award is replaced with a stock-settled award. Unlike stock-settled awards, which have a fixed grant-date fair value (unless the award is subsequently modified), the fair value of unsettled or unvested liability awards are remeasured at the end of each reporting period based on the change in fair value of one share of AIG common stock. Legacy plans for which awards were still outstanding at December 31, 2011 include the AIG
     1999 Stock Option Plan, as amended, AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units and the AIG 2007 Stock Incentive Plan, as amended. During 2011 and 2010, AIG allocated to the Company compensation expense totaling $4,034 and $14,408, respectively, related to stock options and restricted stock units granted under these plans.

     In December 2009, AIG established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights (SARs) if certain performance metrics are met. During 2011 and 2010, AIG allocated to the Company $4,986 and $9,861, respectively, for expenses incurred under this plan.

     In addition to several small defined contribution plans, AIG sponsors a voluntary savings plan for U.S. employees, (the AIG Incentive Savings
     Plan), which provides for salary reduction contributions by employees and matching U.S. contributions by AIG of up to 7 percent of annual salary depending on the employees' years of service and subject to certain compensation limits. The Company's allocated pre-tax expense associated with this plan was, $4,957 and $7,156 in 2011 and 2010, respectively. Effective January 1, 2012, the AIG Incentive Savings Plan was amended to change the company matching contribution to 100 percent of the first 6 percent of participant contributions and to allow all employees to contribute up the annual IRS contribution maximum of $17.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and Consolidated Omnibus Budget Reconciliation Act (COBRA) medical subsidies. The costs of these plans are borne by AIG and its participating subsidiaries.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2011 is $3,100.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 10 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS


A.   CAPITAL AND SURPLUS

     The Company returned $1,420,000 in capital to its immediate parent as a result of reducing the par value of its common capital stock from $0.015 per share to $0.0115065 per share. The return of capital was accomplished by two separate transactions. On March 31, 2011, the Company reduced the par value of its common stock from $0.015 per share to $0.0124578 per share. On September 30, 2011, the Company further reduced the par value of its common stock to $0.0115065 per share. As a result of these transactions, the Company's common capital stock was reduced by $5,922 and its gross paid in and contributed surplus was reduced by $1,414,078. Both transactions were approved by the Company's board of directors and NY DFS.

     The portion of unassigned surplus as of December 31, 2011 and 2010 represented by each item below is as follows:


     --------------------------------------------------------

                                      2011           2010
     --------------------------------------------------------
     Unrealized gains            $     198,889   $   220,760

     Non-admitted asset values      (1,224,794)     (458,968)

     Provision for reinsurance         (78,525)      (99,443)
     --------------------------------------------------------

     --------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2011, management utilized collateral including letters of credit provided by its Ultimate Parent of $381,134. In calculating the provision for reinsurance as of December 31, 2010, management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $314,752 and $26,752, respectively. The use of these assets was approved by the domiciliary regulator.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The changes in unrealized gains and non-admitted assets reported in the Statements of Operations and Changes in Capital and Surplus were derived as follows:

     --------------------------------------------------------- ------------ -------------
     Change in net unrealized gains                 2011           2010      2009
     --------------------------------------------------------- ------------ -------------
     Unrealized gains, current year              $   198,889   $   220,760   $   441,772
     Unrealized gains, previous year                 220,760       441,772       739,654
                                                ------------- ------------- -------------
     Change in unrealized gains                      (21,871)     (221,012)     (297,882)

     Change in tax on unrealized gains                 3,008       110,099       202,913
     Change in accounting principles SSAP 43R              -             -        (6,693)
     Adjustments to beginning surplus                  2,913       (40,963)       (8,900)
     Derivatives - change in foreign exchange          5,940        (4,250)            -
     Amortization of goodwill                         (7,967)       (5,204)       (2,502)
     Other - Japan UTA                                62,374             -             -
                                                ------------- ------------- -------------
     Change in unrealized, net of taxes          $    44,397   $  (161,330)  $  (113,064)
                                                ============= ============= =============

(a) The 2009 balance includes $3,395 of adjustments to the income tax effect of capital gains.


     ---------------------------------------------------------------------------
     Change in non-admitted asset values             2011                2010
     ---------------------------------------------------------------------------

     Non-admitted asset values, current year     $  (1,224,794)   $    (458,968)
     Non-admitted asset values, previous year         (458,968)      (1,087,959)
                                                ---------------  ---------------
     Change in non-admitted assets                    (765,826)         628,991

     Change in SSAP 10R                               (189,739)          11,994
     Adjustments to beginning surplus                   29,308         (128,361)
     Other surplus adjustments                               -              613
                                                ---------------  ---------------
     Change in non-admitted assets               $    (926,257)   $     513,237
                                                ===============  ===============


B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2011

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     reporting period.


C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0 percent of the Company's statutory earned surplus as of December 31, 2011, or 100.0 percent of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2011) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY DFS. As of December 31, 2011, the maximum dividend payment, which may be made without prior approval during 2012, is approximately $308,827.

     Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     As of December 31, 2011 and 2010, the Company paid dividends to Chartis U.S., Inc. of $137,458 and $301,343, respectively, which included $0 of extraordinary dividends.


NOTE 11 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     The National Association of Insurance Commissioners Market Analysis Working Group, led by the states of Ohio and Iowa, is conducting a multi-state examination of certain accident and health products, including travel products, issued by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"). The examination formally commenced in September 2010 after National Union, based on the identification of certain regulatory issues related to the conduct of its accident and health insurance business, including rate and form issues, producer licensing and appointment, and vendor management, requested that state regulators collectively conduct an examination of the regulatory issues in its accident and health business. In addition to Ohio and Iowa, the lead states in the multi-state examination are Minnesota, New Jersey and Pennsylvania, and currently a total of 38 states have agreed to participate in the multi-state examination. As part of the multi-state examination, an Interim Consent Order was entered into with Ohio on (A) January 7, 2011, in which National Union agreed, on a nationwide basis, to cease marketing directly to individual bank customers accident/sickness policy forms that had

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     been approved to be sold only as policies providing blanket coverage, and to certain related remediation and audit procedures and (B) on February 14, 2012, in which National Union agreed, on a nationwide basis, to limit outbound telemarketing to certain forms and rates. A Consent Order was entered into with Minnesota on February 10, 2012, in which National Union and Travel Guard Group Inc. agreed to (i) cease automatically enrolling Minnesota residents in certain insurance relating to air travel, (ii) pay a civil penalty to Minnesota of $250 and (iii) refund premium to Minnesota residents who were automatically enrolled in certain insurance relating to air travel. In early 2012, Chartis U.S., Inc., on behalf of itself, National Union, and certain of Chartis U.S., Inc.'s insurance companies (collectively, "Chartis U.S.") and the lead regulators agreed in principle upon certain terms to resolve the multi-state examination. The terms include Chartis U.S.'s (i) payment of a civil penalty of up to $51,000,
     (ii) agreement to enter into a corrective action plan describing agreed-upon specific steps and standards for evaluating Chartis U.S.'s ongoing compliance with laws and regulations governing the regulatory issues identified in the examination, and (iii) agreement to pay a contingent fine in the event that Chartis U.S. fails to substantially comply with the steps and standards agreed to in the corrective action plan. AIG has established a reserve equal to the amount of the civil penalty under the proposed agreement. As the terms outlined above are subject to agreement by the lead and participating states and appropriate agreements or orders, the Company (i) can give no assurance that these terms will not change prior to a final resolution of the multi-state examination that is binding on all parties and (ii) cannot predict what other regulatory action, if any, will result from resolving the multi-state examination. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on Chartis's consolidated results of operations for an individual reporting period, the ongoing operations of the business being examined, or on similar business written by other AIG carriers. National Union and other Chartis companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course.

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The  intervening  plaintiffs  had  requested  a  stay  of  all trial  court
     proceedings      pending      their      appeal      of      an       order

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                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

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     dismissing  certain  lawyers  and law firms who represented parties in  the
     underlying  class  and  derivative  actions.  After  the  Alabama   Supreme
     Court  affirmed  the  trial  court's  dismissal  in  September  2008,   the
     intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery. The parties are presently engaged in class discovery, and plaintiffs' motion for class certification is scheduled for a hearing starting on May 30, 2012.

     As of April 18, 2012, the parties have not commenced general discovery, and the court has not determined if a class action is appropriate or the size or scope of any class. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

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                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

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     Because Eagle and Newark are in liquidation  with the  Commissioner  of the
     New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's bankruptcy proceeding is pending. The AIG Parties filed a motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties' knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated. The settlement discussed below contains a release from RPC to the AIG Parties that covers the claims RPC asserted against the AIG Parties in the New Jersey Action.

     On December 28, 2010, the Bankruptcy Court granted motions to approve settlements entered into in September 2010 between the AIG parties and the RPC Defendants (other than two of RPC's affiliates whose corporate privileges have been suspended by their respective states of incorporation and are therefore unable to enter into contracts) resolving all claims and counterclaims between the AIG parties and the RPC Defendants, and on March 16, 2011 the Court entered an Order dismissing the case with prejudice. The settlements will not have a material adverse effect on the AIG parties' financial position.

     On March 23, 2011, certain AIG entities were served with a Summons with Notice of a suit filed in New York Supreme Court (Nassau County) by William Wallach, The William Wallach Irrevocable Trust, Lawrence Wallach, and Richard Wallach. Prior to his death in 2010, William Wallach was the majority shareholder in RPC. The Summons with Notice indicates that the suit purports to seek damages of $375,000 for breach of contract, misrepresentation, breach of fiduciary duty, fraud, deceit, tortious interference with contractual relations and prima facie tort.

     Following motion practice in the District Court, the matter was referred to the Bankruptcy Court as related to the settlement that was approved on March 16, 2011. The AIG Defendants requested leave to move for sanctions because they assert the complaint is frivolous, and the plaintiffs indicated their intent to file an amended complaint. On October 5, 2011, the Bankruptcy Court set a 60-day deadline for plaintiffs to amend, if so advised, and to determine whether they wish to proceed notwithstanding AIG Defendants' assertion that the claim is frivolous. The plaintiffs neither withdrew nor amended their complaint within the 60-day deadline set by the Bankruptcy Court. On December 7, 2011, the Bankruptcy Court indicated that the AIG Defendants should file their motions to dismiss and for sanctions against the plaintiffs' existing complaint, returnable January 18, 2012. The AIG Defendants filed their motions to dismiss and for sanctions on December 19, 2011. On February 1, 2012, the bankruptcy court dismissed the complaint without prejudice and set a March 5, 2012 hearing date for the AIG Defendants' sanctions motion. At that hearing, the Court granted the AIG Defendants' sanctions motion.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95 percent) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008.

     On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims -- previously counterclaims that were dismissed without prejudice -- against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law.

     On October 30, 2009, all of the parties now in the position of defendant -- the AIG parties' competitors, the NWCRP and NCCI -- filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. On July 1, 2010 the Court denied the pending motions to dismiss as to all claims, except that it dismissed the AIG parties' claim for unjust enrichment. On July 30, 2010, the NWCRP filed a motion for reconsideration of the Court's decision denying its motion to dismiss the accounting claim asserted against it by the AIG parties, and that motion was denied on August 16, 2010.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a motion to dismiss many of the claims asserted in the class action complaint. On July 1, 2010, the Court denied the pending motion to dismiss as to all claims, except that it dismissed the plaintiffs' claim for promissory estoppel against the AIG subsidiary defendants (the promissory estoppel claim against AIG survives). Class discovery has been completed, and on July 16, 2010, the plaintiffs filed a motion for class certification. The AIG parties filed their opposition to this motion on October 8, 2010.

     On January 5, 2011, the AIG parties executed a term sheet with a group of intervening plaintiffs, made up of seven participating members of the NWCRP that filed a motion to intervene in the class action for the purpose of settling

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     the claims at issue on behalf of a settlement class. The proposed class-action settlement would require AIG to pay $450,000 to satisfy all liabilities to the class members arising out of the workers compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in a fund established as part of AIG's settlement with the NYAG and NYDOI in 2006 (the "Workers Compensation Fund"), as addressed above, less any amounts previously withdrawn to satisfy AIG's regulatory settlement obligations, as addressed below. On January 13, 2011, their motion to intervene was granted. On January 19, 2011, the intervening class plaintiffs filed their Complaint in Intervention. On January 28, 2011, the AIG parties and the intervening class plaintiffs entered into a settlement agreement embodying the terms set forth in the January 5, 2011 term sheet and filed a joint motion for certification of the settlement class and preliminary approval of the settlement. If Court approval becomes final, the settlement agreement will resolve and dismiss with prejudice all claims that have been made or that could have been made in the consolidated litigations pending in the Northern District of Illinois arising out of workers compensation premium reporting, including the class action, other than claims that are brought by or against any class member that opts out of the settlement. On April 29, 2011, Liberty Mutual Group filed papers in opposition to preliminary approval of the proposed settlement and in opposition to certification of a settlement class, in which it alleged that AIG's actual exposure should the class action continue through judgment to be in excess of $3,000,000. The AIG parties dispute this allegation.

     On August 1, 2011,  the Court  issued an  opinion  and order  granting  the pending motion for settlement class certification and preliminarily approving the proposed class action settlement, subject to certain minor modifications to the settlement agreement that the Court noted the parties already had agreed to make. The opinion and order stated that it would become effective upon entry of a separate Findings and Order Preliminarily Certifying a Settlement Class and Preliminarily Approving Proposed Settlement, which was then entered on August 5, 2011. Liberty Mutual sought leave from the United States Court of Appeals for the Seventh Circuit to appeal the August 5, 2011 class certification decision, which was denied on August 19, 2011. Notice of the settlement was issued to the class members on August 19, 2011 advising that any class member wishing to opt out of or object to the class action-settlement was required to do so by October 3, 2011. RLI Insurance Company and its affiliates, which were to receive less than one thousand dollars under the proposed settlement, sent the only purported opt-out notice. Liberty Mutual, including its subsidiaries Safeco and Ohio Casualty, and the Kemper group of insurance companies, through their affiliate Lumbermens Mutual Casualty, were the only two objectors. The AIG parties and the settling class plaintiffs filed responses to the objectors' submissions on October 28, 2011. The Court conducted a final fairness hearing on November 29, 2011. Immediately prior to the hearing, Lumbermens Mutual Casualty withdrew its objection to the settlement. On December 21, 2011, the Court issued an Order granting final approval of the settlement, but staying that ruling pending a forthcoming opinion. On February 28, 2012, the Court entered a final order and judgment approving the class action settlement. Liberty Mutual, Safeco and Ohio Casualty filed notices of their intent to appeal the Court's final order and judgment. The Court of Appeals for the Seventh Circuit has consolidated the appeals. Liberty Mutual, Safeco and Ohio Casualty are to submit their opening briefs on or before May 29, 2012.

     The $450,000 settlement amount, which is currently held in escrow pending final resolution of the class action settlement, was funded in part from the approximately $191,500 remaining in the Workers' Compensation Fund, after the transfer of the $146,500 in fines, penalties, and premium taxes discussed in the NAIC Examination of Workers' Compensation Premium Reporting matter below. In the event that the appeal of the class action

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     settlement is successful, the litigation could resume. AIG has an accrued liability equal to the amounts payable under the settlement.

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. On July 19, 2010, the South Carolina Supreme Court held that the filed-rate doctrine did not bar plaintiffs' claims. On December 21, 2011, plaintiffs filed a motion for class certification, which the AIG parties opposed on January 23, 2012. On February 29, 2012, the parties agreed in principle to settle the case for a payment by defendants of $4,000. If that settlement is approved by the court and the settlement becomes final, the case will be concluded.

     In April 2007,  the National  Association of Insurance  Commissioners  (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996.

     On December  17,  2010,  AIG and the lead states  reached an  agreement  to settle all regulatory liabilities arising out of the subjects of the multistate examination. The regulatory settlement agreement includes, among other terms, (i) AIG's payment of $100,000 in regulatory fines and penalties; (ii) AIG's payment of $46,500 in outstanding premium taxes;
     (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulators governing the setting of workers compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150,000 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. The $146,500 in fines, penalties and premium taxes can be funded out of the $338,000 held in the Workers Compensation Fund, discussed above, to the extent that such monies have not already been used to fund the class action settlement discussed above. The regulatory settlement originally was contingent upon, among other events:
     (i) a final, court-approved settlement being reached in all the lawsuits currently pending in Illinois arising out of workers compensation premium reporting issues, discussed above, including the putative class action, except that such settlement need not resolve claims between AIG and the Liberty Mutual Group and (ii) a settlement being reached and consummated between AIG and certain state

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     insurance guaranty funds that may assert claims against AIG for underpayment of guaranty-fund assessments. AIG and the other parties to the regulatory settlement agreement subsequently agreed to waive the settlement contingency of a final settlement in the lawsuits, provided that such waiver will not become effective until AIG consummates a settlement with the state insurance guaranty associations.

     AIG and certain subsidiaries have established a reserve equal to the amounts payable under the proposed settlement.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust
     Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories.
     Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

     On August 16, 2010, the Third Circuit affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. The Third Circuit also affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. With respect to the antitrust claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" conspiracy to protect incumbent insurers that is based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court, instructing it to consider whether plaintiffs must satisfy the heightened pleading standard for fraud, and if so, whether this remaining claim meets that standard. With respect to the RICO claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" enterprise based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court for consideration as to whether plaintiffs had adequately pled the remaining RICO elements not previously considered by the District Court dismissing the Commercial Complaint. Because the Third Circuit vacated in part the judgment dismissing the federal claims in the Commercial Complaint, the Third Circuit also vacated the District Court's dismissal of the state-law claims in the Commercial Complaint. On October 1, 2010, defendants in the Commercial Complaint filed motions to dismiss the remaining remanded claims in the District Court of New Jersey.

     On March 18, 2011, AIG, certain subsidiaries and certain other insurer and broker defendants agreed in principle to settle the multi-district litigation with a class consisting of all purchasers of commercial insurance policies from 1998 through 2004 that were issued by any of the defendants named in the Commercial Complaint and brokered through any of the insurance brokers named as defendants in the Commercial Complaint. Once the settlement is finalized approved by the Court and any appeals of Court approval or exhausted, the AIG defendants will pay a total of $6,750 towards a total group settlement payment of $36,750. A portion of the total settlement fund, which includes plaintiffs' attorneys' fees and class notice and administration fees, would be distributed to purchasers of excess casualty policies from any of the settling defendants and brokered through Marsh, with the remainder being

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     used to fund a settlement that would be paid to a charitable or educational organization to be agreed to by the settling parties. On June 20, 2011, the Court "administratively terminated" without prejudice the various Defendants' pending motions to dismiss the proposed class plaintiffs' operative pleading indicating that those motions may be re-filed after adjudication of all issues related to the proposed class settlement and subject to the approval of the Magistrate Judge. On June 27, 2011, the Court preliminarily approved the class settlement. On June 30, 2011, AIG and certain subsidiaries placed their portion of the total settlement payment into escrow. If the settlement does not receive final court approval, those funds will revert to those parties. A final fairness hearing took place on September 14, 2011. On March 30, 2012, the Court granted final approval of the class settlement. The deadline for objectors to initiate appeals, if any, from the order granting final approval of the settlement is April 30, 2012.

     A  number  of  complaints  making  allegations  similar  to  those  in  the multi-district litigation have been filed against AIG, certain AIG subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, defendants are appealing the trial court's April 2010 denial of defendants' motion to dismiss to the Kansas Supreme Court.

     On October 17, 2011, the Court conducted a conference in connection with the tag-along actions that have been consolidated with the Multi-District Litigation, and subsequently ordered that discovery and motion practice may proceed in those cases. The parties subsequently submitted proposed scheduling orders for discovery and any additional motion practice to the Court, and a scheduling conference has been scheduled before the magistrate judge for April 30, 2012.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


B.   LEASES

     As of December 31, 2009, all leases were transferred from the Company to National Union. Lease expenses are allocated to each affiliate based upon the percentage of space occupied. The Company's share of these transactions is based on its allocation as a member of the Admitted Pool, based upon its stated pool percentage.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2011, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

     The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,542,389 as of December 31, 2011. Also, as of December 31, 2011, the Company had the following amounts of annuities in excess of 1 percent of its policyholders' surplus due from the following life insurers:


-----------------------------------------------------------------------------------------------------------
                                                                                               Licensed in
Name of life insurer                                                  Location   Balances       New York
-----------------------------------------------------------------------------------------------------------
American General Life Insurance Company                               Texas      $    82,441        No
The United States Life Insurance Company in the City of New York      New York       879,607       Yes
American General Life Insurance Company of Delaware                   Delaware       311,845        No
BMO Life Assurance Company                                            Canada         206,164        No
-----------------------------------------------------------------------------------------------------------


     As part of its private equity portfolio investment, as of December 31, 2011 the Company may be called upon for an additional capital investment of up to $263,490. The Company expects only a small portion of this portfolio will be called during 2012.

     The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. All guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that guaranteed entities failed to make payments under the policies of insurance issued during the period of the guarantee. For guarantees that have been terminated, the Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entities during the period in which the guarantee was in force.

     The Company has not been required to perform under any of the guarantees that it had issued.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Additionally, each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with a hold harmless agreement relative to the guarantee. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The following schedule sets forth the effective and termination dates of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets, estimated loss to the Company and policyholder surplus for each guaranteed entity as of December 31, 2011:


     -------------------------------------------------------------------------------------------------------------------------------

                                                                POLICYHOLDER     INVESTED
                                              DATE     DATE     OBLIGATIONS      ASSETS @    ESTIMATED LOSS  POLICYHOLDERS' SURPLUS
     GUARANTEED COMPANY                      ISSUED  TERMINATED @ 12/31/2011     12/31/2011     @ 12/31/2011        @ 12/31/2011
     -------------------------------------------------------------------------------------------------------------------------------
     21st Century Advantage Insurance
     Company (f/k/a AIG Advantage
     Insurance Company)                 *  12/15/97   8/31/09  $       5,645  $      28,397  $            -  $               26,124

     AIG Edison Life Insurance
     Company (formerly GE Edison Life
     Insurance Company)                 **  8/29/03   3/31/11     26,660,158     26,944,023               -               2,123,663

     Farmers Insurance Hawaii (f/k/a
     AIG Hawaii Insurance Company,
     Inc.)                              *   11/5/97   8/31/09         16,983         84,066               -                  76,624

     Chartis Seguros Mexico SA (f/k/a
     AIG Mexico Seguros
     Interamericana, S.A. de C.V.)          12/15/97       -         166,073        100,369               -                  81,157

     American General Life and
     Accident Insurance Company              3/3/03   9/30/10      8,440,946      9,262,389               -                  629,299

     American General Life Insurance
     Company                                 3/3/03  12/29/06     31,095,613     41,395,196               -               7,393,647

     American International Assurance
     Company (Australia) Limited            11/1/02  10/31/10        380,000      1,308,000               -                 404,000

     21st Century North America
     Insurance Company (f/k/a
     American International Insurance
     Company)                           *   11/5/97   8/31/09         37,488        587,979               -                 489,328

     21st Century Superior Insurance
     Company (f/k/a American
     International Insurance Company
     of California, Inc.)               *   12/15/97  8/31/09          1,910         29,818               -                  27,209

     21st Century Pinnacle Insurance
     Company (f/k/a American
     International Insurance Company
     of New Jersey)                     *   12/15/97  8/31/09         13,789         42,910               -                  38,272

     Chartis Europe, S.A. (formerly
     AIG Europe, S.A.)                      9/15/98         -      6,527,141      6,654,194               -               3,390,807

     Chartis UK (f/k/a Landmark
     Insurance Company, Limited (UK))       3/2/98   11/30/07        188,322      5,379,752               -               1,949,112

     Lloyd's Syndicate  1414 (Ascot
     Corporate Name)                        1/20/05  10/31/07        139,593        663,562               -                 151,865

     SunAmerica Annuity and Life
     Assurance Company (Anchor
     National Life Insurance Company)        1/4/99  12/29/06     14,680,609     25,906,187               -                 814,143

     SunAmerica Life Insurance
     Company                                 1/4/99  12/29/06      9,474,897     13,652,491               -               2,907,242

     The United States Life Insurance
     Company in the City of New York         3/3/03   4/30/10      9,667,411     22,548,377               -               1,842,268

     The Variable Annuity Life
     Insurance Company                       3/3/03  12/29/06     45,334,090     64,692,369               -               4,238,814
     -------------------------------------------------------------------------------------------------------------------------------

      TOTAL GUARANTEES                                         $ 152,830,668  $  219,280,079  $            -  $          26,583,574
     ===============================================================================================================================

      * The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to its obligations under this guarantee.

      ** AIG Edison Life Insurance Company was sold by AIG to Prudential Financial, Inc (PFI) on February 1, 2011. As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee. Amounts disclosed are based on the Edison's fiscal year end of 3/31/2011.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 12 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2011 and 2010, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

--------------------------------------------------------------------------------
OTHER ADMITTED ASSETS                                2011              2010
--------------------------------------------------------------------------------

Allowance provision                              $   (103,402)     $  (245,740)
Deposit accounting assets                                   3              686
Deposit accounting assets - funds held                      -           88,515
Guaranty funds receivable and on deposit               10,011           12,199
Intangible asset - Canada                             (63,660)        (107,372)
Loss funds on deposit                                  51,722           40,858
Note receivable - reinsurance commutation                   -           37,044
Paid loss clearing                                    346,118          318,312
Other assets                                           76,228          137,671
--------------------------------------------------------------------------------
   TOTAL OTHER ADMITTED ASSETS                   $    317,020      $   282,173
================================================================================


Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

As of December 31, 2011 and 2010, the Company has a liability for insolvency assessments, workers' compensation second injury and miscellaneous other assessments in the amounts of $138,076 and $40,428, respectively, with related assets for premium tax credits of $10,011 and $12,183, respectively. Of the amount accrued, the Company expects to pay approximately $73,994 for insolvency assessments, workers' compensation second injury and miscellaneous assessments during the next year and $54,071 in future periods. In addition, the Company anticipates it will realize $6,311 of premium tax offset credits and the associated liability in years two through five. The remaining $3,700 will be realized between years six and ten. A reconciliation of assets recognized from paid and accrued premium tax offsets as of December 31, 2011 is set forth below:


a.  Assets recognized from paid and accrued premium tax offsets
    and policy surcharges prior year-end                               $  12,183
b.  Decreases current year:
     Guarantuy fund refunds                                                  403
     Premium tax offset applied                                            2,639
c.  Increases current year:
     Premium tax offset paid                                                 870
d.  Assets recognized from paid and accrued premium tax offsets       -----------
     and policy surcharges current year-end                            $  10,011
                                                                      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2011 and 2010, the Company had established an allowance for doubtful accounts of $103,402 and $245,740, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2011, 2010 and 2009, the Company recorded  $16,296,  $30,549 and $25,860, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Operations.

As of December 31, 2011 and 2010, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

-----------------------------------------------------------------------------------------
 OTHER LIABILITIES                                                  2011         2010
-----------------------------------------------------------------------------------------
 Accounts payable                                                $   42,160   $   29,894
 Accrued retrospective premiums                                      64,385       64,651
 Advance premiums                                                     9,915       11,102
 Amounts withheld or retained by company for account of others        4,467       12,459
 Deferred commission earnings                                         4,161        4,357
 Liability for pension and severance pay                             20,276       16,448
 Loss clearing                                                            -        1,777
 Policyholder funds on deposit                                        9,831        9,057
 Remittances and items not allocated                                 24,870       28,426
 Retroactive reinsurance payable                                        352        1,258
 Retroactive reinsurance reserves - assumed                               -        4,174
 Retroactive reinsurance reserves - ceded                             (899)      (2,077)
 Servicing carrier liability                                          6,929        5,597
 Escrow funds (NICO)                                                 25,693            -
 Other legal contingencies                                           52,613            -
 Other liabilities, includes suspense accounts, expense
   account balances and certain accruals                             60,119       60,578
---------------------------------------------------------------------------- ------------
  TOTAL OTHER LIABILITIES                                        $  324,872   $  247,701
=========================================================================================


On March 28, 2012, the balances reported as other legal contingencies were transferred to the parent company and recorded a deemed capital contribution in accordance with SSAP No. 72, Surplus and Quasi-reorganizations (SSAP 72).

NICO funds third party reinsurance recoverable on behalf of Chartis Reinsureds. Chartis reports the balances collected and due to NICO as Escrow funds.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 13 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 25, 2012 for the statutory statement issued on April 27, 2012.

None

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 25, 2012 for the statutory statement issued on April 27, 2012.

Effective February 17, 2012, the Company, together with the members of the Admitted Pool, the Chartis U.S. Surplus Lines Pool and AIU Insurance Company (collectively, the "Fleet") entered into a Capital Maintenance Agreement (CMA) with AIG and Chartis, Inc. (AIG CMA). The AIG CMA provides that in the event that the Fleet's Total Adjusted Capital (TAC) falls below the specified minimum percentage of 350 percent of the Fleet's Authorized Control Level (ACL) Risk Based Capital (RBC), as estimated by Chartis, Inc. on a semi-annual basis subject to any adjustments or modifications required by the Company's domiciliary regulator or its independent auditors (the "SMP"), AIG will, within a specified time period prior to the close of the following fiscal quarter, contribute cash, cash equivalents, securities or other acceptable instruments that qualify as admitted assets to the Fleet so that the Fleet's TAC is projected to be equal to or greater than the SMP of the upcoming year-end. Additionally, each of Chartis and each Fleet member agreed, subject to approval by its board of directors and, if necessary, its domestic regulator, as applicable, to pay dividends that will be paid to AIG up to an amount equal to the lesser of (i) the amount necessary to reduce the Fleets ACL RBC to an amount not materially greater than the SMP or (ii) the maximum dividends permitted by any applicable domiciliary regulator.

Effective February 17, 2012, the Fleet entered into a CMA (Chartis CMA) with Chartis, Inc., Chartis U.S., Inc. and Chartis International, LLC (the Chartis entities). The Chartis CMA provides that in the event that the Fleet's TAC exceeds the SMP (as determined pursuant to the terms of the AIG CMA) while at the same time any Fleet member, as an individual legal entity, has a Total Adjusted Capital below 300 percent of such Company's Authorized Control Level RBC (the "Individual Entity Minimum Percentage") (as determined by Chartis pursuant to the methodology set forth in the AIG CMA that is used to determine the SMP), the Chartis Entities and each Fleet member agree to make contributions, pay dividends or cause other transactions to occur that would result in each Fleet member's TAC being above the Individual Entity Minimum Percentage. No Fleet member is required to pay any dividend which would trigger the extraordinary dividend provisions of its domiciliary state or that is otherwise prohibited by such state.

The Company received the approval from the NY DFS to pay dividends of $50,000 to its immediate parent. The dividend was made up of municipal securities and cash of $48,411 and $1,589, respectively, was paid on March 27, 2012.

On April 4, 2012 and effective March 31, 2012, the Company received permission from the NY DFS to effect a quasi-reorganization as set forth in the Statement of Statutory Accounting Principles No. 72. On March 31, 2012, the Company reallocated $1,000,000 from its Gross Paid in and Contributed Surplus to Unassigned Funds. The permitted practice had no impact on the Company's surplus to policyholders or its net income. In addition, there was no impact

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


on the Company's risk based capital results as a result of this permitted practice.

On March 28, 2012, the balances reported as other legal contingencies were transferred to the parent company and recorded a deemed capital contribution in accordance with SSAP 72.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



Variable Annuity Account Seven Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities, December 31, 2011


     -   Schedules of Portfolio Investments, December 31, 2011


     -   Statements of Operations, for the year ended December 31, 2011


     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011


     - Statements of Changes in Net Assets, for the eight months ended December 31, 2010, except as indicated


     -   Statements of Changes in Net Assets, for the year ended April 30, 2010


     -   Notes to Financial Statements



SunAmerica Annuity and Life Assurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Consolidated Balance Sheets -- December 31, 2011 and 2010


     - Consolidated Statements of Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009


     - Consolidated Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and 2009


     -   Notes to Consolidated Financial Statements



American Home Assurance Company Financial Statements:

     -   Report of Independent Auditors

     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010


     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009


     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009

     -   Notes to Statutory Basis Financial Statements

(b)  Exhibits

(1)   Resolutions Establishing Separate Account..................................    2
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    1
      (b)  Form of Selling Agreement.............................................    1
(4)   (a)  Polaris II A-Class/ Polaris II Asset Manager
           (1) Group Annuity Certificate.........................................    3
           (2) Individual Annuity Contract.......................................    3
           (3) Group Annuity Certificate Endorsement.............................    6
           (4) Individual Annuity Contract Endorsement...........................    6
           (5) Death Benefit Endorsement.........................................    8
      (b)  Polaris II A-Class Platinum Series
           (1) Annuity Contract..................................................    11
           (2) Return of Purchase Payment Death Benefit Endorsement..............    11
           (3) Purchase Payment Accumulation Death Benefit Endorsement...........    11
           (4) Maximum Anniversary Value Death Benefit Endorsement...............    11
           (5) Rights of Accumulation Endorsement................................    11
           (6) Letter of Intent Endorsement......................................    11
           (7) Guaranteed Minimum Withdrawal Benefit Endorsement.................    11
(5)   Application for Contract...................................................    1
      (a)  Polaris II A-Class/Polaris II Asset Manager/Polaris II A-Class
           Platinum Series
           (1) Participant Enrollment Form.......................................    1
           (2) Deferred Annuity Application......................................    1
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    15
      (b)  Article of Amendment to the Amended and Restated Articles of
           Incorporation.........................................................    15
      (c)  Amended and Restated Bylaws...........................................    15
(7)   Reinsurance Contract.......................................................    13
(8)   Material Contracts.........................................................    1
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    1

      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    1
      (c)  Form of American Funds Insurance Series Fund Participation Agreement..    4
      (d)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    14
      (e)  Form of Lord Abbett Life Investment Trust Fund Participation
           Agreement.............................................................    7
      (f)  Form of Van Kampen Life Investment Trust Fund Participation
           Agreement.............................................................    5
      (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    16
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    3
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company.......................................    10
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney
           (1) SunAmerica Annuity and Life Assurance Company Directors...........    18
           (2) American Home Assurance Company Directors.........................    19
      (b)  General Guarantee Agreement by American Home Assurance Company........    9
      (c)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006..........................................    12
      (d)  Notice of Termination of Support Agreement............................    17
      (e)  Capital Maintenance Agreement of American International Group, Inc. ..    17



--------
 1 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   25473 and 811-03589, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.
 2 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.
 3 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.
 4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.
 5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-66114 and 811-03589, filed on October 25, 2001, Accession No. 0000950148-01-502065.
 6 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 15, File Nos. 333-65965 and 811-09003, filed on April 9, 2002, Accession No. 0000950148-02-000961.
 7 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
 8 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004, Accession No. 0000950148-04-000753.
 9 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
   Accession No. 0000950129-05-008801.
10 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.
11 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
12 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
   No. 31, File Nos. 333-65965 and 811-09003, filed on December 12, 2006,
   Accession No. 0000950124-06-007495.
13 Incorporated by reference to Post-Effective Amendment No. 30 and Amendment
   No. 32, File Nos. 333-65965 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002490.
14 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.
15 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.
16 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
17 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.

18 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-172003 and 811-03859, filed on April 26, 2012.


19 Incorporated by reference to Post-Effective Amendment No. 37 and Amendment
   No. 38, File Nos. 333-25473 and 811-03859, filed on April 30, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121, unless otherwise noted.



NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
William J. Carr(5)               Director
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President and General Counsel
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Senior Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------


  (1)  21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901


  (2)  2929 Allen Parkway, Houston, TX 77019

  (3)  10816 Andora Avenue, Chatsworth, CA 91311

  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274


  (5)  147 Warrenton Drive, Houston, TX 77024


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2012, the number of Polaris II A-Class, Polaris II Asset Manager and Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 18,985 of which 5,014 were qualified contracts and 13,971 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine

    The United States Life Insurance Company in the City of New York -- FS Variable Separate Account


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two


    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five



    Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 25th day of April, 2012.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (On behalf of Registrant and itself)


                                        By:       /s/ MALLARY L. REZNIK
                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief          April 25, 2012
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   April 25, 2012
-----------------------------
MICHAEL J. AKERS


WILLIAM J. CARR*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. CARR


N. SCOTT GILLIS*                  Director, Senior Vice President &       April 25, 2012
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   April 25, 2012
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   April 25, 2012
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   April 25, 2012
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      April 25, 2012
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 25, 2012
-----------------------------
*MANDA GHAFERI

                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2012.


                                        AMERICAN HOME ASSURANCE COMPANY

                                        BY: /s/ SEAN T. LEONARD
                                            ------------------------------------
                                            SEAN T. LEONARD
                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




           SIGNATURE                             TITLE                          DATE
           ---------                             -----                          ----

*PETER D. HANCOCK                        Chairman and Director             April 25, 2012
------------------------------
PETER D. HANCOCK


*PETER J. EASTWOOD                      Director, President and            April 25, 2012
------------------------------          Chief Executive Officer
PETER J. EASTWOOD


*SEAN T. LEONARD                   Director, Chief Financial Officer       April 25, 2012
------------------------------         and Senior Vice President
SEAN T. LEONARD

*JAMES BRACKEN                                  Director                   April 25, 2012
------------------------------
JAMES BRACKEN


*JOHN Q. DOYLE                                  Director                   April 25, 2012
------------------------------
JOHN Q. DOYLE



*DAVID NEIL FIELDS                              Director                   April 25, 2012
------------------------------
DAVID NEIL FIELDS


*DAVID L. HERZOG                                Director                   April 25, 2012
------------------------------
DAVID L. HERZOG


*MONIKA MARIA MACHON                            Director                   April 25, 2012
------------------------------
MONIKA MARIA MACHON


*RALPH W. MUCERINO                              Director                   April 25, 2012
------------------------------
RALPH W. MUCERINO


*SID SANKARAN                                   Director                   April 25, 2012
------------------------------
SID SANKARAN


*CHRISTOPHER L. SPARRO                          Director                   April 25, 2012
------------------------------
CHRISTOPHER L. SPARRO


*MARK TIMOTHY WILLIS                            Director                   April 25, 2012
------------------------------
MARK TIMOTHY WILLIS


*BY:  /s/ SEAN T. LEONARD
      ------------------------
      SEAN T. LEONARD
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consents